UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

VanEck Vectors ETF Trust

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	April 30
Date of reporting period:	January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VECTORS AMT-FREE 6-8 YEAR MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2017 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 92.2%
California: 18.6%
	State of California (GO)
$150,000	5.00%, 08/01/23	$177,480
250,000	5.00%, 09/01/24	298,225
250,000	5.00%, 09/01/24	298,225
100,000	State of California, Various Purpose (GO) 5.00%, 08/01/24	119,172
		893,102
Florida: 3.7%
150,000	County of Miami-Dade, Expressway Authority Toll System, Series B (RB) 5.00%, 07/01/24	175,554
Georgia: 3.7%
150,000	State of Georgia (GO) 5.00%, 01/01/23	176,892
Illinois: 6.8%
150,000	City of Chicago, Wastewater Transmission Revenue, Second Lien (RB) 5.00%, 01/01/24 (c)	165,834
150,000	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) 5.00%, 06/15/22 (c)	160,310
		326,144
Indiana: 1.8%
75,000	Indiana Municipal Power Agency (RB) 5.00%, 01/01/24	87,297
Kansas: 4.4%
180,000	State of Kansas, Department of Transportation, Highway Revenue, Series C (RB) 5.00%, 09/01/22 (c)	210,956
Massachusetts: 4.9%
100,000	Massachusetts Development Finance Agency (RB) 5.00%, 07/15/23	118,867
100,000	Massachusetts Development Finance Agency, Series F (RB) 5.00%, 08/15/24	117,669
		236,536
Minnesota: 6.2%
250,000	State of Minnesota (GO) 5.00%, 08/01/23	296,972
Missouri: 1.9%
75,000	Missouri State Environmental Improvement & Energy Resources Authority (RB) 5.00%, 01/01/24	89,348
Nevada: 3.1%
125,000	Clark County School District (GO) 5.00%, 06/15/24	147,654
New Jersey: 9.8%
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
100,000	5.00%, 03/01/23	105,621
250,000	5.00%, 03/01/23 (c)	261,030
100,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series XX (RB) 5.00%, 06/15/23	105,625
		472,276
New York: 7.8%
	City of New York NY (GO)
150,000	5.00%, 08/01/23	176,280
90,000	5.00%, 08/01/24	106,845
75,000	New York State Environmental Facilities Corp. (RB) 5.00%, 03/15/24	89,855
		372,980
North Carolina: 1.9%
75,000	State of North Carolina (GO) 5.00%, 06/01/23	89,045
Pennsylvania: 3.0%
125,000	Pennsylvania Higher Educational Facilities Authority (RB) 5.00%, 06/15/24	146,086
Texas: 2.5%
100,000	City of Austin TX Water & Wastewater System Revenue (RB) 5.00%, 11/15/23	117,827
Virginia: 4.9%
	County of Loudoun VA (GO) (SAW)
100,000	5.00%, 12/01/22 (c)	117,566
100,000	5.00%, 12/01/23	119,619
		237,185
Washington: 4.9%
50,000	City of Seattle WA Drainage & Wastewater Revenue (RB) 5.00%, 03/01/22 (c)	57,416
150,000	County of King, Washington Sewer Revenue, Series A (GO) 5.00%, 07/01/24	179,707
		237,123
Wisconsin: 2.3%
100,000	City of Milwaukee WI (GO) 4.00%, 03/01/23	111,149
Total Municipal Bonds (Cost: $4,604,039)		4,424,126

Number of Shares
MONEY MARKET FUND: 6.7% (Cost: $323,156)
323,156	Dreyfus Government Cash Management Fund	323,156
Total Investments: 98.9% (Cost: $4,927,195)		4,747,282
Other assets less liabilities: 1.1%		53,316
NET ASSETS: 100.0%		$4,800,598

GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	10.0%	$476,199
Health Care	2.5	117,669
Leasing	5.5	261,030
Local	20.2	958,820
Power	1.8	87,297
Special Tax	3.4	160,310
State	30.7	1,456,011
Transportation	8.1	386,510
Water & Sewer	11.0	520,280
Money Market Fund	6.8	323,156
	100.0%	$4,747,282

The summary of inputs used to value the Fund’s investments as of January 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$4,424,126	$—	$4,424,126
Money Market Fund	323,156	—	—	323,156
Total	$323,156	$4,424,126	$—	$4,747,282

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS AMT-FREE 12-17 YEAR MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2017 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.8%
Alabama: 1.9%
$75,000	Water Works Board of the City of Birmingham, Series A (RB) 5.00%, 01/01/27 (c)	$89,264
California: 15.8%
225,000	California Health Facilities Financing Authority, Sutter Health, Series D (RB) 5.25%, 08/15/21 (c)	255,703
100,000	San Francisco Bay Area Rapid Transit District Sales Tax, Series A (RB) 5.00%, 07/01/22 (c)	114,209
110,000	Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB) 4.00%, 05/15/25 (c)	113,681
250,000	State of California, Various Purpose (GO) 4.00%, 09/01/26 (c)	263,215
		746,808
Colorado: 1.7%
75,000	Colorado Health Facilities Authority, Catholic Health Initiatives, Series A (RB) 5.25%, 02/01/21 (c)	80,432
Connecticut: 1.8%
75,000	University of Connecticut, Series A (RB) 5.00%, 03/15/26 (c)	84,587
District of Columbia: 1.8%
75,000	District of Columbia Washington D.C., Series A (GO) 5.00%, 06/01/26 (c)	87,056
Florida: 6.1%
100,000	City of Port St. Lucie, Utility System Revenue (RB) 5.00%, 09/01/26 (c)	116,269
75,000	County of Miami-Dade, Florida Building Better Communities Program, Series A (GO) 5.00%, 07/01/26 (c)	86,619
75,000	County of Miami-Dade, Florida Capital Asset Acquisition, Series B (RB) 5.00%, 04/01/26 (c)	87,852
		290,740
Hawaii: 5.5%
225,000	State of Hawaii, Series O (GO) 5.00%, 08/01/24 (c)	261,722
Illinois: 1.8%
75,000	State of Illinois, Junior Obligation Tax-Exempt, Series D (RB) 5.00%, 06/15/26 (c)	85,458
Indiana: 1.8%
75,000	Indiana Finance Authority First Lien Wastewater Utility. Series A (RB) 5.00%, 10/01/24 (c)	87,315
Louisiana: 1.8%
75,000	State of Louisiana, Series D (GO) 5.00%, 09/01/26 (c)	86,999
Massachusetts: 2.0%
100,000	Commonwealth of Massachusetts Consolidated Loan, Series D (GO) 3.00%, 09/01/25 (c)	96,212
Michigan: 1.8%
75,000	Board of Governors of Wayne State University, Series A (RB) 5.00%, 05/15/26 (c)	85,960
Missouri: 1.8%
75,000	Missouri Joint Municipal Electric Utility Commission, Power Project, Series A (RB) 5.00%, 06/01/25 (c)	84,157
Nebraska: 1.8%
75,000	Nebraska Public Power District (RB) 5.00%, 01/01/26 (c)	85,455
New Jersey: 2.3%
100,000	State of New Jersey Various Purpose (GO) 5.00%, 06/01/25 (c)	109,841
New York: 12.9%
100,000	City of New York, Series A (GO) 5.00%, 08/01/26 (c)	115,080
75,000	New York Convention Center Development Corp., Hotel Unit Fee Secured (RB) 5.00%, 11/15/25 (c)	85,880
75,000	New York State Thruway Authority General Revenue Junior Indebtedness Obligations, Series A (RB) 5.00%, 01/01/26 (c)	86,082
100,000	New York State Urban Development Corp., State Personal Income, Series A (RB) 5.00%, 03/15/26 (c)	117,943
175,000	Utility Debt Securitization Authority (RB) 5.00%, 12/15/25 (c)	203,992
		608,977
Pennsylvania: 6.0%
250,000	City of Philadelphia, Pennsylvania Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	281,815
South Carolina: 10.2%
225,000	Charleston Educational Excellence Finance Corp., Installment Purchase Revenue Refunding Bonds, Series B (RB) 5.00%, 12/01/23 (c)	254,812
200,000	South Carolina Public Service Authority Tax-Exempt, Series C (RB) 5.00%, 12/01/24 (c)	227,266
		482,078
Texas: 13.4%
75,000	Central Texas Regional Mobility Authority, Senior Lien (RB) 5.00%, 01/01/26 (c)	83,425
150,000	Cities of Dallas and Fort Worth International Airport, Series G (RB) 5.00%, 11/01/20 (c)	167,071
75,000	Harris County Flood Control District Improvement, Series A (GO) 5.00%, 10/01/25 (c)	87,735
250,000	Houston Independent School District, Limited Tax School House, Series A (GO) 5.00%, 02/15/26 (c)	293,845
		632,076
Utah: 1.7%
75,000	Utah Transit Authority, Subordinated Sales Tax (RB) 4.00%, 06/15/26 (c)	80,009
Washington: 4.9%
200,000	State of Washington Various Purpose, Series R (GO) 5.00%, 01/01/25 (c)	231,332
Total Municipal Bonds: 98.8% (Cost: $4,953,432)		4,678,293
Other assets less liabilities: 1.2%		54,968
NET ASSETS: 100.0%		$4,733,261

GO	General Obligation
RB	Revenue Bond
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	3.6%	$170,547
Health Care	7.2	336,135
Leasing	9.8	456,345
Local	12.5	583,279
Power	12.8	600,870
Special Tax	10.3	483,499
State	24.3	1,136,377
Transportation	7.2	336,578
Water & Sewer	12.3	574,663
	100.0%	$4,678,293

The summary of inputs used to value the Fund’s investments as of January 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Total Municipal Bonds*	$—	$4,678,293	$—	$4,678,293

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2017 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.8%
Alabama: 0.9%
	Alabama Federal Aid Highway Finance Authority (RB)
$100,000	5.00%, 09/01/22 (c)	$113,440
1,500,000	5.00%, 09/01/24 (c)	1,755,120
190,000	5.00%, 09/01/26 (c)	221,599
	Alabama Public School and College Authority, Series B (RB)
500,000	5.00%, 07/01/24 (c)	583,340
2,395,000	5.00%, 07/01/24 (c)	2,810,101
1,890,000	5.00%, 07/01/24 (c)	2,228,801
500,000	Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, Series A (RB) 3.00%, 02/01/26 (c)	459,280
2,000,000	Lower Alabama Gas District, Series A (RB) 5.00%, 09/01/31	2,298,180
640,000	Shelby County Board of Education, Capital Outlay School Warrants (RB) 4.25%, 02/01/21 (c)	682,573
900,000	State of Alabama, Series A (GO) 5.00%, 08/01/23	1,068,498
	Water Works Board of the City of Birmingham, Series A (RB)
595,000	5.00%, 01/01/27 (c)	690,819
750,000	5.00%, 01/01/27 (c)	892,642
		13,804,393
Alaska: 0.2%
110,000	Matanuska-Susitna Borough, Goose Creek Correctional Center Project (RB) 5.25%, 09/01/25 (c)	127,511
350,000	Municipality of Anchorage, Series B (GO) 5.00%, 09/01/24	415,902
	State of Alaska, Series B (GO)
500,000	5.00%, 02/01/23 (c)	577,920
1,525,000	5.00%, 08/01/25 (c)	1,720,505
		2,841,838
Arizona: 1.6%
2,240,000	Apache County Industrial Development Authority, Series A (RB) 4.50%, 03/01/22 (c)	2,305,475
320,000	Arizona Board of Regents, University of Arizona Projects, Series C (CP) 5.00%, 06/01/22 (c)	359,834
	Arizona Department of Transportation State Highway Fund Revenue (RB)
1,000,000	5.00%, 07/01/26 (c)	1,176,360
800,000	5.00%, 07/01/26 (c)	947,616
	Arizona Sports and Tourism Authority, Series A (RB)
215,000	5.00%, 07/01/22 (c)	230,437
1,000,000	5.00%, 07/01/22 (c)	1,079,470
1,310,000	5.00%, 07/01/22 (c)	1,420,171
85,000	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB) 5.00%, 07/01/22 (c)	98,156
	Arizona Transportation Board, Highway Revenue, Series A (RB)
1,000,000	4.00%, 07/01/22 (c)	1,074,930
100,000	5.00%, 07/01/22 (c)	116,147
170,000	5.00%, 07/01/22 (c)	196,124
	Arizona Transportation Board, Maricopa County Regional Area (RB)
225,000	5.00%, 07/01/23	266,166
105,000	5.00%, 07/01/24 (c)	123,745
60,000	Arizona Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/01/22 (c)	70,112
165,000	Board of Regents of University of Arizona System (RB) 5.00%, 06/01/26 (c)	191,671
750,000	Board of Regents, Arizona State University, Series A (RB) 5.00%, 07/01/25 (c)	883,327
	City of Glendale, Municipal Property Corp., Series C (RB)
520,000	5.00%, 01/01/18 (c)	535,824
1,170,000	5.00%, 01/01/18 (c)	1,209,394
415,000	City of Glendale, Water and Sewer Revenue, Senior Lien (RB) 5.00%, 07/01/25 (c)	491,526
	City of Mesa, Arizona (RB)
1,165,000	3.25%, 07/01/24 (c)	1,148,748
740,000	3.25%, 07/01/24 (c)	739,238
625,000	4.00%, 07/01/24 (c)	680,987
	City of Mesa, Utility System Revenue (RB)
200,000	4.00%, 07/01/26 (c)	211,408
250,000	5.00%, 07/01/26 (c)	296,813
	City of Phoenix Civic Improvement Corp. (RB)
1,250,000	4.00%, 07/01/24 (c)	1,352,350
1,820,000	5.00%, 07/01/24 (c)	2,138,136
100,000	5.00%, 07/01/24 (c)	115,862
1,500,000	City of Phoenix, Arizona (GO) 4.00%, 07/01/24 (c)	1,673,895
1,045,000	City of Phoenix, Series A (GO) 4.00%, 07/01/22 (c)	1,124,953
80,000	City of Scottsdale (GO) 3.00%, 07/01/23	84,790
350,000	Maricopa County Industrial Development Authority (RB) 5.00%, 01/01/29	419,276
275,000	Salt River Project Agricultural Improvement and Power District, Series A (RB) 5.00%, 06/01/22 (c)	314,694
		23,077,635
Arkansas: 0.3%
770,000	City of Little Rock, Arkansas Sewer Revenue (RB) 4.70%, 04/01/25 (c)	867,667
	State of Arkansas, Federal Highway Grant Anticipation (GO)
1,090,000	4.00%, 10/01/23 (c)	1,217,366
125,000	5.00%, 10/01/23	148,446
1,425,000	5.00%, 10/01/24 (c)	1,700,424
		3,933,903
California: 15.4%
	Alameda County, California Joint Powers Authority, Series A (RB)
25,000	5.25%, 12/01/23 (c)	29,652
1,380,000	5.25%, 12/01/23 (c)	1,639,661
	Bay Area Toll Authority, Series F-1 (RB)
800,000	5.00%, 04/01/22 (c)	911,216
190,000	5.00%, 04/01/22 (c)	218,116
50,000	5.00%, 04/01/22 (c)	57,824
1,150,000	Bay Area Water Supply and Conservation Agency, Series A (RB) 5.00%, 04/01/23 (c)	1,326,663
	California Department of Water Resources, Central Valley Project Water System (RB)
1,815,000	5.00%, 12/01/24 (c)	2,158,434
50,000	5.00%, 12/01/24 (c)	60,375
	California Department of Water Resources, Central Valley Project Water System, Series AV (RB)
750,000	4.00%, 06/01/26 (c)	804,915
1,865,000	4.00%, 06/01/26 (c)	2,010,974
1,175,000	California Health Facilities Financing Authority, Adventist Health System, Series A (RB) 5.00%, 03/01/23 (c)	1,352,531
150,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series A (RB) 5.00%, 08/15/26 (c)	174,713
100,000	California Health Facilities Financing Authority, Children’s Hospital Los Angeles, Series A (RB) 5.00%, 11/15/22 (c)	110,319
	California Health Facilities Financing Authority, Providence Health and Services, Series A (RB)
1,000,000	5.00%, 10/01/24 (c)	1,148,480
1,000,000	5.00%, 10/01/26 (c)	1,143,170
25,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A (RB) 5.00%, 07/01/23 (c)	28,857
	California Infrastructure and Economic Development Bank, Clean Water State (RB)
2,050,000	5.00%, 04/01/26 (c)	2,476,564
500,000	5.00%, 04/01/26 (c)	607,700
150,000	California Infrastructure and Economic Development Bank, Independent System Operator Corp. Project (RB) 5.00%, 02/01/23 (c)	170,487
	California State Department of Veterans Affairs, Series A (RB)
50,000	3.15%, 06/01/21 (c)	52,298
585,000	3.50%, 06/01/21 (c)	611,167
65,000	3.88%, 06/01/21 (c)	66,815
	California State Public Works Board, Department of Corrections and Rehabilitation, Series A (RB)
100,000	4.00%, 09/01/24 (c)	106,104
75,000	5.00%, 09/01/24 (c)	88,039
900,000	5.00%, 09/01/24 (c)	1,065,339
50,000	5.00%, 09/01/24 (c)	58,392
	California State Public Works Board, Department of Corrections and Rehabilitation, Series C (RB)
210,000	4.00%, 06/01/22 (c)	226,269
950,000	5.00%, 06/01/22 (c)	1,087,123
75,000	5.25%, 10/01/24 (c)	88,097
675,000	5.25%, 10/01/24 (c)	812,538
	California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
225,000	5.00%, 09/01/24 (c)	266,335
1,000,000	5.00%, 09/01/24	1,186,760
595,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series F (RB) 5.25%, 09/01/23 (c)	691,705
	California State Public Works Board, Department of Corrections and Rehabilitation, Series G (RB)
1,315,000	5.00%, 09/01/23 (c)	1,513,236
425,000	5.00%, 09/01/23 (c)	494,670
280,000	5.00%, 09/01/23	329,263
	California State Public Works Board, Department of Corrections and Rehabilitation, Series H (RB)
250,000	3.00%, 12/01/25 (c)	247,045
625,000	3.25%, 12/01/25 (c)	623,600
120,000	3.38%, 12/01/25 (c)	120,224
	California State Public Works Board, Department of General Services, Series F (RB)
1,280,000	5.00%, 05/01/24	1,513,114
180,000	5.00%, 05/01/25	214,663
	California State Public Works Board, Department of State Hospitals, Series E (RB)
1,400,000	5.00%, 06/01/23 (c)	1,600,102
410,000	5.00%, 06/01/23 (c)	466,031
1,320,000	5.00%, 06/01/23 (c)	1,513,644
350,000	5.00%, 06/01/23 (c)	404,898
50,000	5.00%, 06/01/23 (c)	57,620
	California State Public Works Board, Judicial Council of California, Series A (RB)
55,000	4.00%, 03/01/23 (c)	57,753
210,000	5.00%, 03/01/23	245,358
350,000	5.00%, 03/01/23 (c)	401,811
	California State Public Works Board, Judicial Council of California, Series B (RB)
185,000	5.00%, 10/01/24 (c)	213,296
1,000,000	5.00%, 10/01/24 (c)	1,169,490
950,000	5.00%, 10/01/24	1,129,198
50,000	California State Public Works Board, Judicial Council of California, Series D (RB) 5.25%, 12/01/21 (c)	57,491
900,000	California State Public Works Board, Lease Revenue, Series F (RB) 5.00%, 05/01/25 (c)	1,054,953
125,000	California State Public Works Board, UCLA Replacement Hospitals, Series F (RB) 5.00%, 10/01/22	146,950
	California State Public Works Board, Various Capital Projects, Series A (RB)
100,000	5.00%, 10/01/21 (c)	112,952
705,000	5.00%, 04/01/22 (c)	803,749
500,000	5.00%, 04/01/22 (c)	570,560
425,000	California State Public Works Board, Various Capital Projects, Series C (RB) 4.00%, 11/01/26 (c)	446,344
1,000,000	California State Public Works Board, Various Capital Projects, Series D (RB) 5.00%, 10/01/26 (c)	1,180,420
	California State Public Works Board, Various Capital Projects, Series G (RB)
1,250,000	5.00%, 11/01/22 (c)	1,425,537
125,000	5.00%, 11/01/22 (c)	144,296
	California State Public Works Board, Various Capital Projects, Series I (RB)
150,000	4.00%, 11/01/23 (c)	163,103
1,450,000	5.00%, 11/01/23	1,709,115
90,000	5.00%, 11/01/23 (c)	104,975
70,000	5.25%, 11/01/23 (c)	82,304
420,000	California State School Facilities (GO) 5.00%, 11/01/23 (c)	481,971
500,000	California State Veterans, Series CL (GO) 3.50%, 12/01/24 (c)	505,625
	California State, Various Purpose (GO)
515,000	3.50%, 02/01/22 (c)	535,842
515,000	5.00%, 04/01/18 (c)	537,305
1,090,000	5.00%, 04/01/18 (c)	1,141,230
1,250,000	5.00%, 09/01/18 (c)	1,329,700
965,000	5.00%, 09/01/18 (c)	1,024,791
100,000	5.00%, 02/01/22 (c)	113,937
500,000	5.00%, 04/01/22 (c)	573,195
1,000,000	5.00%, 09/01/22 (c)	1,157,580
755,000	5.00%, 09/01/23 (c)	884,800
1,400,000	5.00%, 09/01/23 (c)	1,615,642
1,475,000	5.00%, 09/01/23	1,746,444
850,000	5.00%, 09/01/23 (c)	1,001,266
480,000	California Statewide Communities Development Authority, Enloe Medical Center (RB) 3.00%, 02/15/26 (c)	456,754
500,000	California Statewide Communities Development Authority, Huntington Memorial Hospital, Series B (RB) 5.00%, 07/01/24 (c)	550,285
	Chabot-Las Positas Community College District (GO)
60,000	4.00%, 08/01/23	67,119
250,000	5.00%, 08/01/23 (c)	293,303
500,000	5.00%, 08/01/23 (c)	580,355
85,000	5.00%, 08/01/23 (c)	99,218
	City and County of San Francisco, Series A (GO)
250,000	4.00%, 06/15/22 (c)	273,055
130,000	5.00%, 06/15/22 (c)	151,187
85,000	City and County of San Francisco, Series R1 (GO) 5.00%, 12/15/21 (c)	98,998
240,000	City of Bakersfield, California Wastewater Revenue, Series A (RB) 5.00%, 09/15/20 (c)	267,574
500,000	City of Los Angeles Department of Water and Power, Series A (RB) 5.00%, 01/01/23 (c)	582,920
400,000	City of Los Angeles Department of Water and Power, Series B (RB) 5.00%, 07/01/23 (c)	471,600
600,000	City of Los Angeles, California Wastewater System Revenue, Series A (RB) 5.00%, 06/01/23 (c)	701,418
1,000,000	City of Los Angeles, Wastewater System Revenue, Series B (RB) 5.00%, 06/01/22 (c)	1,148,140
50,000	City of Los Angeles, Wastewater System Revenue, Series C (RB) 5.00%, 06/01/22 (c)	57,598
250,000	City of San Francisco, Public Utilities Commission, Subseries A (RB) 5.00%, 05/01/22 (c)	285,818
470,000	Contra Costa Community College District (GO) 4.00%, 08/01/22 (c)	500,014
250,000	Corona-Norco Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	259,000
60,000	County of San Diego, California (CP) 5.00%, 10/15/24 (c)	69,851
255,000	County of Santa Clara, California, Series B (GO) 3.00%, 08/01/22 (c)	245,101
570,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/25 (c)	661,194
	East Bay Municipal Utility District Water System Revenue, Series A (RB)
500,000	5.00%, 06/01/24 (c)	583,935
270,000	5.00%, 06/01/24 (c)	317,301
1,000,000	5.00%, 06/01/24 (c)	1,186,280
	East Bay Municipal Utility District Water System Revenue, Series B (RB)
900,000	5.00%, 06/01/27	1,108,260
750,000	5.00%, 06/01/29	936,990
500,000	Eastern Municipal Water District, Financing Authority, Series B (RB) 5.00%, 07/01/26 (c)	584,580
250,000	Eastern Municipal Water District, Wastewater Revenue, Series A (RB) 5.00%, 07/01/26 (c)	290,948
	Eastern Municipal Water District, Water and Wastewater Revenue, Series A (RB)
350,000	5.00%, 07/01/26 (c)	409,206
400,000	5.00%, 07/01/26 (c)	469,820
675,000	Fontana Unified School District, San Bernardino County (GO) 3.00%, 08/01/22 (c)	671,746
	Golden State Tobacco Securitization Corp. (RB)
1,025,000	5.00%, 06/01/23 (c)	1,158,096
900,000	5.00%, 06/01/23 (c)	1,025,244
	Golden State Tobacco Securitization Corp., Series A (RB)
200,000	3.25%, 06/01/25 (c)	188,416
100,000	5.00%, 06/01/25 (c)	111,977
	Huntington Beach Union High School District (GO)
50,000	5.00%, 08/01/23 (c)	58,101
535,000	5.00%, 08/01/23 (c)	626,961
	Imperial Irrigation District Electric System Revenue, Series C (RB)
180,000	5.00%, 05/01/26 (c)	208,238
750,000	5.00%, 05/01/26 (c)	872,917
	Los Angeles Community College District (GO)
1,000,000	4.00%, 08/01/24 (c)	1,082,020
1,190,000	5.00%, 08/01/24 (c)	1,393,942
1,300,000	5.00%, 08/01/24 (c)	1,528,631
1,355,000	5.00%, 08/01/24 (c)	1,611,691
165,000	Los Angeles Community College District, Series A (GO) 5.00%, 08/01/24 (c)	192,542
1,570,000	Los Angeles Community College District, Series F (GO) 5.00%, 08/01/23 (c)	1,840,903
1,260,000	Los Angeles Community College District, Series I (GO) 2.13%, 08/01/26 (c)	1,094,461
675,000	Los Angeles County Metropolitan Transportation Authority, First Tier, Series A (RB) 5.00%, 07/01/25 (c)	817,661
	Los Angeles County Public Works Financing Authority, Series D (RB)
750,000	5.00%, 12/01/25 (c)	863,032
230,000	5.00%, 12/01/25 (c)	267,370
1,160,000	Los Angeles Department of Water & Power, Series B (RB) 5.00%, 01/01/24 (c)	1,356,632
	Los Angeles Department of Water and Power, Series A (RB)
600,000	3.25%, 01/01/25 (c)	597,936
75,000	5.00%, 01/01/26 (c)	89,037
	Los Angeles Department of Water and Power, Series B (RB)
500,000	5.00%, 07/01/23 (c)	584,580
125,000	5.00%, 01/01/26 (c)	149,491
	Los Angeles Department of Water and Power, Series D (RB)
140,000	5.00%, 07/01/24 (c)	162,002
1,225,000	5.00%, 07/01/24 (c)	1,453,756
	Los Angeles Unified School District, Series A (CP)
750,000	5.00%, 10/01/22	872,895
1,430,000	5.00%, 07/01/24	1,719,747
1,475,000	5.00%, 07/01/25 (c)	1,742,093
	Los Angeles Unified School District, Series B (GO)
1,000,000	3.00%, 07/01/26 (c)	950,620
1,000,000	5.00%, 10/01/22 (c)	1,131,170
2,000,000	5.00%, 07/01/26 (c)	2,409,500
1,000,000	5.00%, 07/01/26 (c)	1,189,080
600,000	Los Angeles, California Unified School District (GO) 5.00%, 07/01/24 (c)	712,494
	Los Angeles, California Unified School District, Series C (GO)
1,320,000	5.00%, 07/01/24	1,587,458
850,000	5.00%, 07/01/24 (c)	1,004,904
695,000	5.00%, 07/01/24 (c)	810,843
1,400,000	5.00%, 07/01/24 (c)	1,647,842
1,300,000	5.00%, 07/01/24 (c)	1,523,392
25,000	Los Angeles, California Wastewater System Revenue (RB) 5.00%, 06/01/23	29,616
	Metropolitan Water District of Southern California, Series G (RB)
205,000	5.00%, 07/01/22 (c)	235,822
50,000	5.00%, 07/01/22 (c)	57,242
	Monterey Peninsula Community College District (GO)
1,080,000	2.77%, 02/01/26 (c) ^	654,502
1,000,000	2.87%, 02/01/26 (c) ^	571,560
650,000	2.90%, 02/01/26 (c) ^	407,199
1,340,000	3.24%, 02/01/26 (c) ^	733,905
500,000	Municipal Improvement Corp. of Los Angeles, Series B (RB) 5.00%, 11/01/26 (c)	587,160
475,000	Municipal Improvement Corp. of Los Angeles, Series C (RB) 5.00%, 03/01/22 (c)	539,296
375,000	Oakland Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	432,998
1,100,000	Ohlone Community College District (GO) 5.00%, 08/01/22 (c)	1,285,240
390,000	Palm Springs Unified School District (GO) 4.00%, 08/01/26 (c)	407,562
250,000	Palm Springs Unified School District, Series D (GO) 2.50%, 08/01/26 (c)	209,923
650,000	Palomar Community College District (GO) 5.00%, 05/01/25 (c)	750,457
250,000	Pittsburg Successor Agency, Los Medanos Community, Series A (AGM) (TA) 5.00%, 09/01/26 (c)	290,220
250,000	Placentia-Yorba Linda Unified School District, Series A (CP) (AGM) 4.00%, 10/01/25 (c)	258,505
85,000	Poway Unified School District (GO) 5.00%, 08/01/24 (c)	99,949
175,000	Rancho Santiago Community College District (GO) 5.00%, 09/01/23 (c)	205,438
	Regents of the University of California, Medical Center Pooled Revenue, Series J (RB)
410,000	5.25%, 05/15/23 (c)	473,878
430,000	5.25%, 05/15/23 (c)	499,161
2,050,000	5.25%, 05/15/23 (c)	2,392,719
	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB)
90,000	2.50%, 05/15/26 (c)	77,192
650,000	5.00%, 05/15/26 (c)	746,674
	Regents of the University of California, Series AF (RB)
455,000	5.00%, 05/15/23 (c)	537,860
425,000	5.00%, 05/15/23 (c)	495,278
1,205,000	5.00%, 05/15/23 (c)	1,415,080
1,250,000	Regents of the University of California, Series AK (RB) 5.00%, 05/15/23 (p)	1,463,100
645,000	Regents of the University of California, Series AM (RB) 5.00%, 05/15/24 (c)	762,100
	Regents of the University of California, Series AO (RB)
225,000	5.00%, 05/15/23	268,031
100,000	5.00%, 05/15/25 (c)	115,520
500,000	5.00%, 05/15/25 (c)	600,855
725,000	Regents of the University of California, Series AR (RB) 5.00%, 05/15/26 (c)	858,472
	Regents of the University of California, Series G (RB)
870,000	5.00%, 05/15/22 (c)	1,007,312
125,000	5.00%, 05/15/22 (c)	145,208
1,200,000	5.00%, 05/15/22 (c)	1,383,516
	Regents of the University of California, Series I (RB)
1,085,000	5.00%, 05/15/25 (c)	1,265,566
905,000	5.00%, 05/15/25 (c)	1,062,941
85,000	5.00%, 05/15/25 (c)	101,017
455,000	Regents of the University of California, Series K (RB) 5.00%, 05/15/26 (c)	536,723
500,000	Regents of University of California, Series AR (RB) 5.00%, 05/15/26 (c)	584,900
1,250,000	Regents of University of California, Series I (RB) 5.00%, 05/15/25 (c)	1,444,000
	Riverside County Transportation Commission, Series A (RB)
490,000	5.25%, 06/01/23 (c)	576,867
190,000	5.25%, 06/01/23 (c)	223,928
50,000	Riverside County, California Asset Leasing Corp. (RB) 4.00%, 06/01/22 (c)	53,281
625,000	Sacramento City Financing Authority, Master Lease Program Facilities (RB) 3.38%, 12/01/25 (c)	626,169
	Sacramento County Sanitation Districts Financing Authority, Series A (RB)
100,000	5.00%, 06/01/24 (c)	118,109
250,000	5.00%, 06/01/24 (c)	291,240
1,000,000	Sacramento Municipal Utility District (RB) 5.00%, 08/15/28	1,234,450
750,000	San Bernardino Community College District, Series A (GO) 5.00%, 08/01/23	886,897
500,000	San Bernardino Unified School District, Series A (GO) (AGM) 5.00%, 08/01/23 (c)	569,040
240,000	San Diego Community College District (GO) 5.00%, 08/01/22 (c)	278,371
	San Diego County Water Authority, Series A (RB)
450,000	4.50%, 05/01/21 (c)	502,353
50,000	5.00%, 11/01/22 (c)	58,367
1,405,000	5.00%, 11/01/22 (c)	1,652,645
500,000	5.00%, 05/01/26 (c)	586,360
500,000	San Diego Regional Building Authority, Series A (RB) 5.00%, 10/15/25 (c)	577,710
1,085,000	San Diego Unified School District, Series C (GO) 5.00%, 07/01/23 (c)	1,265,707
500,000	San Diego Unified School District, Series F (GO) 5.00%, 07/01/25 (c)	580,695
450,000	San Diego Unified School District, Series R-5 (GO) 5.00%, 07/01/26 (c)	534,676
1,000,000	San Diego Unified School District, Series SR-1 (GO) 4.00%, 07/01/26 (c)	1,047,950
310,000	San Diego, California Water Authority, Series A (RB) 5.00%, 11/01/22 (c)	358,038
430,000	San Dieguito Union High School District, Series A-2 (GO) 4.00%, 08/01/23 (c)	463,359
120,000	San Francisco Bay Area Rapid Transit District Sales Tax, Series A (RB) 5.00%, 07/01/22 (c)	137,051
455,000	San Francisco Bay Area Rapid Transit District, Series A (RB) 5.00%, 07/01/22 (c)	522,153
710,000	San Francisco City and County International Airport, Second Series B (RB) 5.00%, 05/01/22 (c)	815,527
	San Francisco Community College District (GO)
870,000	5.00%, 06/15/24	1,039,380
50,000	5.00%, 06/15/25 (c)	59,716
100,000	5.00%, 06/15/25 (c)	115,982
860,000	5.00%, 06/15/25 (c)	1,012,151
	San Francisco Public Utilities Commission Wastewater Revenue, Series A (RB)
440,000	5.00%, 10/01/25 (c)	507,756
475,000	5.00%, 10/01/25 (c)	550,501
	San Francisco Unified School District, Proposition A (GO)
500,000	3.00%, 06/15/24 (c)	490,845
805,000	3.25%, 06/15/24 (c)	786,839
500,000	5.00%, 06/15/24 (c)	597,720
1,095,000	San Francisco Unified School District, Series B (GO) 4.00%, 06/15/22 (c)	1,187,878
345,000	San Francisco, California Bay Area Toll Authority, Series F (RB) 5.00%, 04/01/22 (c)	397,516
600,000	San Jose Financing Authority Lease, Series A (RB) 5.00%, 06/01/23 (c)	691,440
670,000	San Mateo Union High School District (GO) 4.00%, 09/01/26 (c)	708,230
1,025,000	San Ramon Valley Unified School District (GO) 5.00%, 08/01/22 (c)	1,184,244
385,000	Santa Clara County, California Financing Authority, Series A (RB) 4.00%, 02/01/22 (c)	423,542
750,000	Santa Clara County, California Financing Authority, Series Q (RB) 4.00%, 05/15/25 (c)	778,372
	State of California, Various Purpose (GO)
300,000	3.00%, 02/01/22 (c)	314,484
770,000	3.00%, 09/01/26 (c)	727,611
500,000	3.25%, 04/01/23 (c)	504,165
310,000	3.38%, 09/01/22 (c)	310,701
1,085,000	3.50%, 09/01/22 (c)	1,093,192
855,000	4.00%, 09/01/22 (c)	939,132
500,000	4.00%, 05/01/23	559,975
1,250,000	4.00%, 09/01/26 (c)	1,316,075
375,000	4.00%, 09/01/26	423,323
230,000	4.00%, 09/01/26 (c)	241,003
250,000	4.00%, 09/01/26 (c)	260,093
1,000,000	4.00%, 09/01/26 (c)	1,052,860
190,000	5.00%, 09/01/18 (c)	200,849
700,000	5.00%, 09/01/18 (c)	741,104
75,000	5.00%, 09/01/21 (c)	85,358
250,000	5.00%, 09/01/21 (c)	285,235
1,000,000	5.00%, 09/01/21 (c)	1,133,410
140,000	5.00%, 02/01/22 (c)	159,155
105,000	5.00%, 02/01/22 (c)	117,777
1,085,000	5.00%, 02/01/22 (c)	1,241,761
250,000	5.00%, 09/01/22 (c)	290,110
655,000	5.00%, 02/01/23 (c)	746,025
75,000	5.00%, 02/01/23 (c)	84,356
1,400,000	5.00%, 04/01/23 (c)	1,609,874
75,000	5.00%, 04/01/23 (c)	84,865
500,000	5.00%, 09/01/23	592,015
125,000	5.00%, 09/01/23 (c)	141,494
95,000	5.00%, 09/01/23 (c)	108,271
1,065,000	5.00%, 09/01/23 (c)	1,235,357
250,000	5.00%, 09/01/23 (c)	294,490
850,000	5.00%, 10/01/23	1,007,683
1,300,000	5.00%, 10/01/23	1,541,163
500,000	5.00%, 11/01/23	593,490
250,000	5.00%, 11/01/23 (c)	290,750
1,425,000	5.00%, 12/01/23 (c)	1,685,547
1,000,000	5.00%, 12/01/23 (c)	1,175,890
560,000	5.00%, 12/01/23 (c)	640,926
345,000	5.00%, 12/01/23 (c)	403,536
180,000	5.00%, 12/01/23 (c)	211,660
1,000,000	5.00%, 12/01/23 (c)	1,164,180
820,000	5.00%, 12/01/23 (c)	969,929
1,350,000	5.00%, 12/01/23 (c)	1,551,447
270,000	5.00%, 03/01/24	320,072
815,000	5.00%, 05/01/24	968,220
250,000	5.00%, 08/01/24 (c)	287,315
500,000	5.00%, 08/01/24	595,860
1,000,000	5.00%, 10/01/24 (c)	1,167,970
1,000,000	5.00%, 10/01/24 (c)	1,187,080
700,000	5.00%, 10/01/24 (c)	801,346
1,050,000	5.00%, 10/01/24 (c)	1,246,434
1,100,000	5.00%, 10/01/24 (c)	1,284,767
1,300,000	5.00%, 02/01/25 (c)	1,497,561
1,000,000	5.00%, 02/01/25 (c)	1,164,390
1,000,000	5.00%, 02/01/25 (c)	1,157,380
800,000	5.00%, 03/01/25 (c)	941,616
400,000	5.00%, 03/01/25 (c)	457,000
660,000	5.00%, 03/01/25 (c)	782,648
2,700,000	5.00%, 03/01/25	3,232,359
75,000	5.00%, 08/01/25 (c)	87,028
1,000,000	5.00%, 08/01/25 (c)	1,166,110
1,425,000	5.00%, 08/01/25 (c)	1,637,311
1,035,000	5.00%, 08/01/25 (c)	1,214,624
600,000	5.00%, 08/01/25	721,788
1,170,000	5.00%, 09/01/25 (c)	1,373,814
1,000,000	5.00%, 09/01/25	1,203,900
1,300,000	5.00%, 09/01/25 (c)	1,495,325
500,000	5.00%, 08/01/26 (c)	585,695
500,000	5.00%, 09/01/26 (c)	579,990
500,000	5.00%, 09/01/26 (c)	582,700
500,000	5.00%, 09/01/26 (c)	592,765
1,000,000	5.00%, 09/01/26 (c)	1,178,160
1,000,000	5.00%, 09/01/26 (c)	1,178,160
175,000	5.25%, 08/01/25 (c)	204,332
125,000	Sweetwater Union High School District (GO) 5.00%, 08/01/24 (c)	146,236
	Trustees of the California State University, Series A (RB)
1,195,000	4.00%, 11/01/22 (c)	1,276,451
250,000	4.00%, 05/01/26 (c)	284,090
750,000	5.00%, 11/01/23 (c)	885,052
1,400,000	5.00%, 11/01/24 (c)	1,656,886
50,000	5.00%, 11/01/24	60,591
250,000	5.00%, 05/01/26 (c)	299,695
750,000	5.00%, 05/01/26 (c)	905,940
750,000	5.00%, 05/01/26 (c)	886,222
	Ventura County Public Financing Authority, Series A (RB)
460,000	5.00%, 11/01/22 (c)	526,994
305,000	5.00%, 11/01/22 (c)	352,083
95,000	West Contra Costa Unified School District (GO) 5.00%, 08/01/25 (c)	109,848
500,000	Yosemite Community College District (GO) 5.00%, 08/01/25 (c)	586,775
		224,309,624
Colorado: 1.2%
	Adams 12 Five Star Schools (GO) (SAW)
1,300,000	4.00%, 12/15/22 (c)	1,440,946
25,000	4.00%, 12/15/22	28,004
460,000	Board of Governors of Colorado State University System, Series A (RB) 5.00%, 03/01/29	549,019
	City and County of Denver, Department of Aviation Airport System, Series B (RB)
1,000,000	4.00%, 11/15/22 (c)	1,052,150
290,000	5.00%, 11/15/22 (c)	334,202
100,000	City and County of Denver, Series A (RB) 5.00%, 08/01/23	118,587
100,000	City of Aurora, Water Revenue, First Lien (RB) 5.00%, 08/01/26 (c)	117,683
500,000	Colorado Health Facilities Authority, Hospital Revenue, Series B (RB) 5.00%, 05/15/26 (c)	573,930
2,000,000	Colorado Health Facilities Authority, Hospital Revenue, Series C (RB) 5.00%, 11/15/26 (p)	2,359,180
	Colorado Higher Education, Series A (CP)
1,000,000	5.00%, 11/01/23	1,168,430
25,000	5.00%, 11/01/24	29,510
40,000	5.00%, 11/01/26	47,721
250,000	Denver City and County School District No. 1 (GO) 5.00%, 12/01/25	301,868
490,000	Denver, Colorado Airport System Revenue, Series B (RB) 5.00%, 11/15/22 (c)	560,104
25,000	Denver, Colorado City & County School District No. 1, Series A (GO) (SAW) 4.00%, 12/01/21 (c)	27,398
40,000	Denver, Colorado City & County School District No. 1, Series B (GO) (SAW) 5.00%, 12/01/22 (c)	47,050
165,000	Joint School District No. 28J in Adams and Arapahoe Counties (GO) 5.00%, 12/01/22 (c)	192,690
	Park Creek Metropolitan District, Series A (RB)
550,000	5.00%, 12/01/25 (c)	603,834
250,000	5.00%, 12/01/25 (c)	275,263
980,000	Regents of the University of Colorado, Series A (RB) 5.00%, 06/01/25 (c)	1,151,049
750,000	Regents of the University of Colorado, Series B (RB) 4.00%, 06/01/24 (c)	826,462
	Regents of the University of Colorado, Series B-1 (RB)
600,000	2.75%, 06/01/26 (c)	571,872
1,000,000	4.00%, 06/01/26 (c)	1,062,380
500,000	4.00%, 06/01/26 (c)	533,685
	Regional Transportation District, Fastracks Project, Series A (RB)
1,000,000	5.00%, 11/01/22 (c)	1,166,140
515,000	5.00%, 11/01/22 (c)	593,898
75,000	5.00%, 11/01/22 (c)	86,930
50,000	5.00%, 11/01/27	60,350
1,110,000	Regional Transportation District, Series A (CP) 5.00%, 06/01/20 (c)	1,224,585
365,000	School District No. 27J Adams and Weld Counties (GO) (SAW) 4.00%, 12/01/25 (c)	390,769
		17,495,689
Connecticut: 3.1%
	City of Hartford, Series A (GO)
220,000	5.00%, 04/01/23 (c)	217,945
325,000	5.00%, 04/01/23 (c)	329,797
200,000	Connecticut Housing Finance Authority, Series A-1 (RB) 2.88%, 05/15/25 (c)	190,970
	Connecticut State Health and Educational Facility Authority, Series A (RB)
1,245,000	5.00%, 07/01/24 (c)	1,425,338
125,000	5.00%, 07/01/24 (c)	145,651
1,775,000	Connecticut State Health and Educational Facility Authority, Yale University Issue, Series A-2 (RB) 2.00%, 07/01/26 (p)	1,641,449
	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB)
440,000	5.00%, 01/01/23 (c)	506,352
1,000,000	5.00%, 10/01/23 (c)	1,145,890
	State of Connecticut Special Tax Revenue (RB)
350,000	5.00%, 08/01/25 (c)	397,649
680,000	5.00%, 09/01/26 (c)	790,010
2,750,000	5.00%, 09/01/26 (c)	3,114,265
	State of Connecticut, Series A (GO)
500,000	3.25%, 03/15/26 (c)	466,050
1,390,000	5.00%, 10/15/23 (c)	1,592,023
1,400,000	5.00%, 10/15/23 (c)	1,606,262
55,000	5.00%, 10/15/23 (c)	63,249
125,000	5.00%, 03/01/24 (c)	139,398
1,000,000	5.00%, 03/01/24 (c)	1,143,100
200,000	5.00%, 03/01/24 (c)	230,426
65,000	5.00%, 03/01/25 (c)	77,342
1,000,000	5.00%, 03/15/25 (c)	1,116,380
1,000,000	5.00%, 03/15/26 (c)	1,159,330
	State of Connecticut, Series B (GO)
1,000,000	5.00%, 04/15/22 (c)	1,124,800
405,000	5.00%, 04/15/22 (c)	458,290
1,375,000	5.00%, 04/15/22 (c)	1,550,175
1,255,000	5.00%, 03/01/23 (c)	1,424,048
290,000	5.00%, 06/15/25 (c)	324,652
1,075,000	5.00%, 05/15/26	1,252,773
	State of Connecticut, Series C (GO)
1,095,000	5.00%, 07/15/23 (c)	1,250,818
1,240,000	5.00%, 12/15/23	1,436,986
1,000,000	5.00%, 06/15/25	1,163,050
	State of Connecticut, Series E (GO)
635,000	4.00%, 09/15/22 (c)	673,995
500,000	4.00%, 09/01/24 (c)	539,285
1,250,000	5.00%, 09/15/22 (c)	1,426,137
685,000	5.00%, 09/15/22 (c)	774,968
1,100,000	5.00%, 09/15/22 (c)	1,241,394
1,250,000	5.00%, 08/15/23 (c)	1,438,900
225,000	5.00%, 08/15/23 (c)	257,981
	State of Connecticut, Series F (GO)
430,000	3.25%, 11/15/25 (c)	422,028
1,200,000	5.00%, 11/15/24 (c)	1,375,296
500,000	5.00%, 11/15/25 (c)	565,960
	State of Connecticut, Series G (GO)
1,175,000	4.00%, 10/15/22 (c)	1,248,132
795,000	5.00%, 10/15/22 (c)	908,574
480,000	5.00%, 10/15/22 (c)	548,846
120,000	State of Connecticut, Special Tax Revenue, Series A (RB) 5.00%, 09/01/24 (c)	137,382
	State of Connecticut, Special Tax, Series A (RB)
250,000	5.00%, 08/01/25 (c)	286,038
395,000	5.00%, 08/01/25 (c)	457,702
440,000	State of Connecticut, Transportation Infrastructure, Series A (RB) 5.00%, 10/01/23 (c)	502,454
	University of Connecticut, Series A (RB)
500,000	3.00%, 03/15/26 (c)	450,040
65,000	5.00%, 02/15/21 (c)	71,696
500,000	5.00%, 02/15/23 (c)	575,640
1,000,000	5.00%, 08/15/23 (c)	1,151,770
1,050,000	5.00%, 02/15/25 (c)	1,199,719
345,000	5.00%, 03/15/26 (c)	389,101
825,000	5.00%, 03/15/26 (c)	953,593
90,000	5.00%, 03/15/26 (c)	103,487
		45,184,586
Delaware: 0.2%
250,000	New Castle County (GO) 5.00%, 10/01/23	297,408
	State of Delaware, Series A (GO)
500,000	2.13%, 03/01/26 (c)	463,645
500,000	5.00%, 08/01/23 (c)	594,280
	State of Delaware, Series B (GO)
750,000	5.00%, 07/01/23	891,697
1,000,000	5.00%, 07/01/24 (c)	1,185,990
		3,433,020
District of Columbia: 0.7%
460,000	District of Columbia University (RB) 5.00%, 04/01/27 (c)	534,359
	District of Columbia, Income Tax Secured Revenue, Series C (RB)
305,000	3.00%, 12/01/22 (c)	291,235
1,350,000	5.00%, 12/01/22 (c)	1,548,490
895,000	5.00%, 12/01/22 (c)	1,040,375
100,000	5.00%, 12/01/22 (c)	115,470
100,000	5.00%, 12/01/22 (c)	114,997
	District of Columbia, Series A (GO)
200,000	5.00%, 06/01/23	235,620
1,070,000	5.00%, 06/01/23 (c)	1,242,612
290,000	5.00%, 06/01/26 (c)	336,618
250,000	5.00%, 06/01/26 (c)	291,515
275,000	District of Columbia, Series C (GO) 5.00%, 06/01/24 (c)	316,984
	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series B (RB)
1,000,000	5.00%, 10/01/25 (c)	1,156,470
1,000,000	5.00%, 10/01/25 (c)	1,182,470
1,000,000	5.00%, 04/01/26 (c)	1,164,350
		9,571,565
Florida: 5.0%
	Broward County, Florida Water and Sewer Utility Revenue, Series B (RB)
25,000	5.00%, 10/01/22 (c)	28,879
70,000	5.00%, 10/01/22 (c)	81,023
1,350,000	Central Florida Expressway Authority, Senior Lien, Series A (RB) 3.00%, 07/01/26 (c)	1,263,964
120,000	City of Gainesville, Utilities System Revenue, Series A (RB) 5.00%, 10/01/22 (c)	139,734
500,000	City of Jacksonville (RB) 5.00%, 10/01/24 (c)	570,175
1,000,000	City of Jacksonville (RB) 5.00%, 10/01/24 (c)	1,145,520
	City of Jacksonville, Better Jacksonville Sales Tax Revenue (RB)
610,000	5.00%, 10/01/22 (c)	696,937
750,000	5.00%, 10/01/22 (c)	863,767
1,185,000	City of Jacksonville, Better Jacksonville Sales Tax Revenue, Series A (RB) 5.00%, 10/01/25	1,401,227
	City of Jacksonville, Florida (RB)
390,000	5.00%, 10/01/22 (c)	449,612
50,000	5.00%, 10/01/22 (c)	57,758
	City of Jacksonville, Florida, Series A (RB)
500,000	5.00%, 10/01/22 (c)	573,260
1,225,000	5.00%, 10/01/22 (c)	1,397,492
	City of Jacksonville, Florida, Series C (RB)
250,000	5.00%, 10/01/22 (c)	289,223
100,000	5.00%, 10/01/22 (c)	115,979
795,000	5.00%, 10/01/22 (c)	922,033
250,000	City of Jacksonville, Series C (RB) 5.00%, 10/01/22 (c)	285,915
595,000	City of Jacksonville, Transportation Revenue (RB) 3.25%, 10/01/25 (c)	569,528
	City of Jacksonville, Transportation Revenue, Series A (RB)
700,000	5.00%, 10/01/22 (c)	804,573
495,000	5.00%, 10/01/22 (c)	569,804
500,000	City of Lakeland, Lakeland Regional Health System (RB) 5.00%, 11/15/26 (c)	559,015
	City of Orlando, Florida, Series A (RB)
750,000	5.25%, 05/01/24 (c)	909,097
1,015,000	5.25%, 05/01/24 (c)	1,230,312
	City of Port St. Lucie, Utility System Revenue (RB)
500,000	4.00%, 09/01/26 (c)	526,010
470,000	5.00%, 09/01/26 (c)	546,464
	City of Tampa, H. Lee Moffitt Cancer Center Project, Series A (RB)
120,000	4.00%, 09/01/22 (c)	124,246
50,000	5.00%, 09/01/22 (c)	55,073
160,000	Collier County (RB) 5.00%, 10/01/21 (c)	183,251
100,000	County of Lee, Florida Transportation Facilities (RB) (AGM) 5.00%, 10/01/24 (c)	116,949
	County of Miami-Dade (RB)
1,000,000	3.22%, 10/01/26 (c) ^	534,590
500,000	3.33%, 10/01/26 (c) ^	254,635
100,000	5.00%, 07/01/23	117,702
310,000	5.00%, 10/01/26 (c)	357,157
	County of Miami-Dade, Aviation Revenue, Series A (RB)
750,000	5.00%, 10/01/26 (c)	846,105
1,000,000	5.00%, 10/01/26 (c)	1,159,350
	County of Miami-Dade, Building Better Communities Program, Series A (GO)
100,000	5.00%, 07/01/25 (c)	116,383
1,000,000	5.00%, 07/01/26 (c)	1,174,550
	County of Miami-Dade, Building Better Communities Program, Series B (GO)
575,000	3.00%, 07/01/24 (c)	565,616
1,400,000	4.00%, 07/01/24 (c)	1,460,186
70,000	5.00%, 07/01/24 (c)	82,914
500,000	County of Miami-Dade, Capital Asset Acquisition, Series B (RB) 5.00%, 04/01/26 (c)	589,210
1,000,000	County of Miami-Dade, Educational Facilities Authority, Series A (RB) 5.00%, 04/01/25 (c)	1,126,810
260,000	County of Miami-Dade, Expressway Authority Toll System, Series B (RB) 5.00%, 07/01/24	304,294
70,000	County of Miami-Dade, Florida Aviation Revenue (RB) 4.00%, 10/01/22 (c)	76,242
250,000	County of Miami-Dade, Florida Building Better Communities Program, Series A (GO) 5.00%, 07/01/26 (c)	288,730
1,130,000	County of Miami-Dade, Florida Capital Asset Acquisition, Series B (RB) 5.00%, 04/01/26 (c)	1,323,637
	County of Miami-Dade, Florida Subordinate Special Obligation, Series A (RB)
650,000	5.00%, 10/01/22 (c)	741,156
1,345,000	5.00%, 10/01/22 (c)	1,542,069
70,000	5.00%, 10/01/22 (c)	80,256
	County of Miami-Dade, Florida Transit System (RB)
300,000	3.25%, 07/01/22 (c)	302,667
100,000	5.00%, 07/01/22 (c)	112,308
25,000	County of Miami-Dade, Florida Transit System Sales Surtax Revenue (RB) 3.38%, 07/01/22 (c)	25,253
65,000	County of Miami-Dade, Florida, Series A (RB) 5.00%, 10/01/22 (c)	74,413
880,000	County of Miami-Dade, Water and Sewer System (RB) 5.00%, 10/01/24	1,043,275
85,000	County of Miami-Dade, Water and Sewer System Revenue (RB) 5.00%, 10/01/23	99,957
	County of Orange, Florida Sales Tax Revenue (RB)
550,000	5.00%, 01/01/22 (c)	624,877
250,000	5.00%, 01/01/24	295,703
500,000	County of Palm Beach, Florida (RB) 5.00%, 06/01/22 (c)	580,375
	County of Palm Beach, Public Improvement (RB)
500,000	5.00%, 06/01/22 (c)	576,800
50,000	5.00%, 06/01/22 (c)	57,790
	Florida Department of Management Services, Series A (CP)
145,000	5.00%, 08/01/23	169,637
100,000	5.00%, 08/01/24	117,737
50,000	5.00%, 08/01/25	59,303
500,000	Florida Higher Educational Facilities Financial Authority (RB) 5.00%, 04/01/26 (c)	544,010
1,645,000	Florida Municipal Power Agency, All-Requirements Power Supply, Series A (RB) 5.00%, 10/01/26 (c)	1,920,603
650,000	Florida State Board of Education, Public Education Capital Outlay, Series B (GO) 3.00%, 06/01/24 (c)	654,244
	Florida State Board of Education, Public Education Capital Outlay, Series C (GO)
35,000	3.00%, 06/01/22 (c)	33,925
610,000	3.00%, 06/01/24 (c)	591,261
570,000	4.00%, 06/01/22 (c)	621,602
500,000	Florida State Board of Education, Public Education Capital Outlay, Series E (GO) 5.00%, 06/01/21 (c)	566,765
	Florida State Board of Education, Public Education Capital Outlay, Series F (GO)
215,000	4.00%, 06/01/21 (c)	228,872
690,000	5.00%, 06/01/21 (c)	777,837
1,000,000	Florida State Department of Transportation, Full Faith and Credit Right-of-Way, Series A (GO) 5.00%, 07/01/21 (c)	1,144,700
1,000,000	Florida State Department of Transportation, Turnpike Enterprise, Series A (RB) 5.00%, 07/01/25 (c)	1,198,630
	Florida State, Right-of-Way Acquisition and Bridge Construction, Series B (GO)
475,000	5.00%, 07/01/21 (c)	543,295
100,000	5.00%, 07/01/21 (c)	114,424
1,130,000	Halifax Hospital Medical Center (RB) 3.38%, 06/01/26 (c)	1,065,307
	Hernando County School District, Series A (CP) (AGM)
1,000,000	3.00%, 07/01/26 (c)	884,020
1,000,000	3.00%, 07/01/26 (c)	895,360
1,215,000	Hillsborough County School Board, Series A (CP)
	5.00%, 07/01/22 (c)	1,379,001
95,000	JEA Electric System Revenue, Series A (RB) 5.00%, 10/01/23 (c)	109,550
	JEA Water and Sewer System Revenue, Series A (RB)
1,000,000	5.00%, 04/01/21 (c)	1,123,010
250,000	5.00%, 04/01/21 (c)	281,500
65,000	5.00%, 10/01/22 (c)	75,765
350,000	Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida (RB) 4.00%, 11/15/22 (c)	363,818
	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (TA)
1,045,000	5.00%, 02/01/24 (c)	1,198,688
945,000	5.00%, 02/01/24 (c)	1,078,160
1,000,000	5.00%, 02/01/24 (c)	1,117,320
1,000,000	5.00%, 02/01/24 (c)	1,172,110
500,000	5.00%, 02/01/24 (c)	580,455
145,000	5.00%, 02/01/24 (c)	167,326
	Miami-Dade County, Florida School Board Foundation, Inc., Series A (CP)
305,000	4.00%, 08/01/22 (c)	320,027
240,000	4.00%, 08/01/22 (c)	252,946
1,000,000	Orange County Health Facilities Authority (RB) 5.00%, 08/01/23 (c)	1,093,200
	Orlando and Orange County Expressway Authority (RB) (AGM)
340,000	3.00%, 07/01/22 (c)	347,164
30,000	5.00%, 07/01/22 (c)	34,643
1,250,000	5.00%, 07/01/22 (c)	1,453,237
135,000	Orlando and Orange County Expressway Authority, Series B (RB) (AGM) 5.00%, 07/01/23 (c)	158,189
	Orlando Utilities Commission, Series A (RB)
1,065,000	5.00%, 10/01/24	1,274,986
55,000	5.00%, 04/01/25 (c)	62,994
50,000	Palm Beach County Solid Waste Authority (RB) 5.00%, 10/01/21 (c)	57,218
85,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (GO) 5.25%, 06/01/23 (c)	99,032
220,000	School Board of Miami-Dade County, Series A (CP) 5.00%, 05/01/23	253,530
545,000	School Board of Miami-Dade County, Series B (CP) (AGM) 5.00%, 05/01/25 (c)	637,514
	School Board of Miami-Dade County, Series C (CP)
490,000	3.25%, 02/01/21 (c)	452,608
275,000	3.25%, 02/01/21 (c)	256,699
	School Board of Miami-Dade County, Series D (CP)
265,000	5.00%, 11/01/24 (c)	297,865
75,000	5.00%, 02/01/26 (c)	87,197
200,000	School District of Broward County, Series A (CP) 5.00%, 07/01/26 (c)	228,526
400,000	South Broward Hospital District, South Broward Hospital District (RB) 5.00%, 05/01/26 (c)	469,444
425,000	South Florida Water Management District (CP) 3.00%, 04/01/26 (c)	406,436
500,000	St. Johns River Power Park (RB) 3.00%, 10/01/19 (c)	509,105
115,000	State of Florida, Board of Education, Lottery Revenue, Series A (RB) 5.00%, 07/01/23 (c)	134,153
1,000,000	State of Florida, Board of Education, Lottery Revenue, Series B (RB) 5.00%, 07/01/25	1,200,320
1,275,000	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series A (GO) 5.00%, 06/01/24 (c)	1,504,946
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series B (GO)
800,000	4.00%, 06/01/21 (c)	871,200
80,000	5.00%, 06/01/22 (c)	93,037
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series C (GO)
490,000	4.00%, 06/01/26 (c)	530,425
1,000,000	4.00%, 06/01/26 (c)	1,074,060
200,000	5.00%, 06/01/23	237,190
115,000	5.00%, 06/01/23 (c)	134,587
125,000	5.00%, 06/01/23 (c)	145,325
1,000,000	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series E (GO) 2.38%, 06/01/26 (c)	881,800
140,000	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series F (GO) 5.00%, 06/01/21 (c)	157,636
30,000	State of Florida, Department of Transportation Turnpike, Series A (RB) 3.00%, 07/01/22 (c)	28,622
	Tampa-Hillsborough County Expressway Authority, Series A (RB)
1,550,000	4.00%, 07/01/22 (c)	1,632,398
1,020,000	5.00%, 07/01/22 (c)	1,158,791
		72,327,115
Georgia: 2.0%
	Atlanta Airport Passenger Facility, Series A (RB)
80,000	5.00%, 01/01/24 (c)	91,854
730,000	5.00%, 01/01/24 (c)	850,194
	City of Atlanta, Public Improvement (GO)
750,000	4.50%, 12/01/24 (c)	849,180
595,000	5.00%, 12/01/24 (c)	695,073
	City of Atlanta, Water and Wastewater Revenue (RB)
1,500,000	5.00%, 05/01/25 (c)	1,724,700
750,000	5.00%, 05/01/25 (c)	864,727
1,500,000	City of Austin, Water and Wastewater System Revenue (RB) 5.00%, 05/01/25 (c)	1,754,625
125,000	Cobb County Kennestone Hospital Authority (RB) 5.00%, 04/01/23 (c)	138,740
275,000	Georgia Housing and Finance Authority, Single Family Mortgage, Subseries B-1 (RB) 3.00%, 06/01/24 (c)	264,883
60,000	Metropolitan Atlanta Rapid Transit Authority, Refunding Series A (RB) 5.00%, 07/01/22 (c)	69,087
1,500,000	Metropolitan Atlanta Rapid Transit Authority, Refunding Series B (RB) 5.00%, 07/01/26 (c)	1,751,055
	Metropolitan Atlanta Rapid Transit Authority, Refunding Series C (RB)
500,000	5.00%, 07/01/26 (c)	593,625
110,000	5.00%, 07/01/26 (c)	131,709
500,000	5.00%, 07/01/26	606,105
305,000	Metropolitan Atlanta Rapid Transit Authority, Series A (RB) 3.00%, 07/01/22 (c)	309,111
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Series A (RB) 5.00%, 11/01/22	584,255
	Municipal Electric Authority of Georgia, Power Revenue, Series GG (RB)
1,000,000	5.00%, 01/01/23 (c)	1,127,770
1,000,000	5.00%, 01/01/23 (c)	1,159,200
395,000	5.00%, 01/01/23	458,595
	Municipal Electric Authority of Georgia, Series A (RB)
110,000	5.00%, 01/01/25 (c)	128,851
145,000	5.00%, 07/01/26 (c)	170,440
1,000,000	5.00%, 07/01/26 (c)	1,183,610
300,000	Richmond County Hospital Authority, University Health Services, Inc. Project (RB) 3.00%, 07/01/26 (c)	265,908
	State of Georgia, Series A (GO)
1,460,000	2.50%, 02/01/26 (c)	1,266,492
65,000	3.00%, 07/01/22 (c)	65,225
1,000,000	3.00%, 02/01/24 (c)	1,005,660
1,000,000	5.00%, 07/01/22 (c)	1,164,270
1,255,000	5.00%, 07/01/22 (c)	1,464,685
1,250,000	5.00%, 07/01/22 (c)	1,462,375
3,600,000	5.00%, 02/01/25	4,364,640
2,000,000	5.00%, 02/01/26 (c)	2,398,740
40,000	State of Georgia, Series I (GO) 4.00%, 11/01/21 (c)	43,812
500,000	State of Georgia, Series J (GO) 4.50%, 11/01/21 (c)	566,965
		29,576,161
Guam: 0.1%
1,165,000	Government of Guam Business Privilege Tax, Series B-1 (RB) 5.00%, 01/01/22 (c)	1,217,495
Hawaii: 1.0%
1,000,000	City and County Honolulu, Wastewater System Revenue, Series A (RB) 5.00%, 07/01/26 (c)	1,168,260
	City and County of Honolulu, Series A (GO)
575,000	5.00%, 11/01/22 (c)	661,083
1,350,000	5.00%, 10/01/25 (c)	1,591,744
	City and County of Honolulu, Series B (GO)
40,000	5.00%, 11/01/22 (c)	46,316
760,000	5.00%, 10/01/25 (c)	903,207
1,000,000	5.00%, 10/01/25 (c)	1,190,140
	State of Hawaii, Series EO (GO)
3,345,000	5.00%, 08/01/24 (c)	3,973,592
3,295,000	5.00%, 08/01/24 (c)	3,847,440
105,000	State of Hawaii, Series EY (GO) 5.00%, 10/01/25 (c)	125,236
500,000	State of Hawaii, Series EZ (GO) 5.00%, 10/01/25 (c)	598,510
200,000	State of Hawaii, Series FB (GO) 4.00%, 04/01/26 (c)	219,268
500,000	State of Hawaii, Series FH (GO) 5.00%, 10/01/23	592,415
		14,917,211
Illinois: 4.1%
	Board of Trustees of the University of Illinois, Series A (RB)
1,155,000	4.00%, 04/01/23 (c)	1,189,303
1,000,000	5.00%, 04/01/23 (c)	1,114,680
	Chicago Midway International Airport, Second Lien, Series B (RB)
70,000	5.00%, 01/01/23 (c)	79,559
1,750,000	5.00%, 01/01/24 (c)	1,977,447
	Chicago O’Hare International Airport, Senior Lien, Series B (RB)
500,000	5.00%, 01/01/23 (c)	562,720
475,000	5.00%, 01/01/25 (c)	526,970
500,000	5.00%, 01/01/25 (c)	549,610
500,000	5.00%, 01/01/25 (c)	560,965
2,500,000	5.25%, 01/01/23 (c)	2,835,850
600,000	Chicago O’Hare International Airport, Senior Lien, Series D (RB) 5.00%, 01/01/23 (c)	675,264
1,315,000	City of Chicago, Illinois Wastewater Transmission Revenue (RB) 5.00%, 01/01/24 (c)	1,443,581
	City of Chicago, Illinois Waterworks Revenue (RB)
225,000	5.00%, 11/01/22 (c)	242,777
70,000	5.00%, 11/01/22 (c)	76,637
910,000	City of Chicago, Illinois, Series A (GO) 5.00%, 01/01/24 (c)	894,621
	City of Chicago, Motor Fuel Tax Revenue (RB) (AGM)
905,000	5.00%, 01/01/24 (c)	980,160
150,000	5.00%, 01/01/24 (c)	163,031
500,000	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.50%, 01/01/25 (c)	494,235
	City of Chicago, Series A (GO)
545,000	5.00%, 01/01/22 (c)	515,772
1,000,000	5.25%, 01/01/24 (c)	982,050
1,160,000	5.25%, 01/01/24 (c)	1,132,868
	City of Chicago, Series C (GO)
465,000	5.00%, 01/01/22 (c)	461,499
250,000	5.00%, 01/01/22 (c)	246,633
925,000	5.00%, 01/01/22 (c)	914,853
265,000	City of Chicago, Wastewater Transmission Revenue, Second Lien (RB) 5.00%, 01/01/24 (c)	292,973
	City of Chicago, Water Revenue, Second Lien (RB)
75,000	3.15%, 11/01/24	74,539
500,000	5.00%, 11/01/22 (c)	534,935
120,000	5.00%, 11/01/24 (c)	131,260
	City of Chicago, Water Revenue, Second Lien, Series A-1 (RB)
205,000	5.00%, 11/01/26 (c)	224,867
500,000	5.00%, 11/01/26 (c)	550,595
	City of Chicago, Waterworks Revenue, Second Lien (RB)
365,000	4.00%, 11/01/24 (c)	367,887
135,000	5.00%, 11/01/22 (c)	146,105
30,000	5.00%, 11/01/22 (c)	33,143
40,000	5.00%, 11/01/24 (c)	44,009
610,000	5.00%, 11/01/24 (c)	666,809
125,000	City of Springfield, Electric Revenue, Senior Lien (RB) 5.00%, 03/01/25 (c)	142,813
1,000,000	Community High School District No. 210, Lincoln-Way, Series A (GO) 5.00%, 01/01/23 (c)	899,200
	Cook County Community College District No. 508 (GO)
500,000	5.00%, 12/01/23 (c)	527,145
500,000	5.25%, 12/01/23 (c)	547,305
225,000	County of Cook, Series A (GO) 5.00%, 11/15/26 (c)	246,492
	County of Cook, Series C (GO)
370,000	5.00%, 11/15/22 (c)	404,277
200,000	5.00%, 11/15/22 (c)	221,308
75,000	Illinois Finance Authority, Advocate Care Network, Series A (RB) 5.00%, 06/01/23 (c)	86,192
150,000	Illinois Finance Authority, Advocate Health Care Network (RB) 5.00%, 08/01/24 (c)	168,183
130,000	Illinois Finance Authority, Advocate Health Care Network, Series A (RB) 5.00%, 08/01/24 (c)	149,689
	Illinois Finance Authority, Mercy Health Corp. (RB)
1,000,000	4.00%, 06/01/26 (c)	989,540
275,000	5.00%, 12/01/25	315,299
	Illinois Finance Authority, Northwestern University (RB)
55,000	5.00%, 12/01/23	65,095
160,000	5.00%, 12/01/28	194,867
45,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 4.50%, 05/15/22 (c)	48,893
985,000	Illinois Finance Authority, Presence Health Network, Series C (RB) 4.00%, 02/15/27 (c)	886,303
75,000	Illinois Finance Authority, Rush University Medical Center Obligated Group (RB) 5.00%, 05/15/25 (c)	82,855
195,000	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A (RB) 5.00%, 05/15/25 (c)	219,297
	Illinois Finance Authority, Trinity Health Credit Group (RB)
1,035,000	5.00%, 12/01/21 (c)	1,161,467
1,105,000	5.00%, 12/01/21 (c)	1,245,943
135,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/24 (c)	156,253
170,000	Illinois Municipal Electric Agency, Power Supply System, Series A (RB) 5.00%, 08/01/25 (c)	191,391
	Illinois State Toll Highway Authority, Series A (RB)
240,000	4.00%, 01/01/26 (c)	249,485
400,000	5.00%, 01/01/23 (c)	448,784
365,000	5.00%, 01/01/26 (c)	410,756
105,000	Illinois State Toll Highway Authority, Series B (RB) 5.00%, 01/01/24 (c)	120,558
500,000	Illinois State Toll Highway Authority, Series C (RB) 5.00%, 01/01/25 (c)	558,745
1,000,000	Illinois State, Series A (GO) 4.00%, 01/01/22 (c)	1,000,410
1,115,000	Kane Cook and DuPage Counties, Illinois School District No. U-46 Elgin, Series D (GO) 5.00%, 01/01/24 (c)	1,237,795
10,000	McHenry County Conservation District (GO) 5.00%, 02/01/25 (c)	11,644
140,000	Metropolitan Water Reclamation District of Greater Chicago (GO) 5.00%, 12/01/26	165,900
	State of Illinois (RB)
500,000	3.00%, 06/15/26 (c)	440,965
365,000	3.50%, 06/01/26 (c)	292,489
2,250,000	3.50%, 06/01/26 (c)	1,861,852
1,695,000	4.00%, 06/15/21 (c)	1,778,004
100,000	4.00%, 01/01/22 (c)	96,905
635,000	4.00%, 08/01/22 (c)	611,619
360,000	4.00%, 01/01/26 (c)	318,164
2,050,000	4.00%, 06/01/26 (c)	1,813,184
1,025,000	4.25%, 06/15/21 (c)	1,067,650
500,000	4.50%, 02/01/24 (c)	482,020
1,000,000	5.00%, 01/01/22 (c)	1,016,920
140,000	5.00%, 03/01/22 (c)	146,175
125,000	5.00%, 03/01/22 (c)	129,641
235,000	5.00%, 08/01/22 (c)	243,789
985,000	5.00%, 08/01/23	1,035,668
1,520,000	5.00%, 02/01/24 (c)	1,582,746
600,000	5.00%, 04/01/24 (c)	616,674
960,000	5.00%, 04/01/24 (c)	968,563
250,000	5.00%, 05/01/24 (c)	260,305
1,000,000	5.00%, 01/01/26 (c)	1,001,380
1,000,000	5.00%, 01/01/26	1,040,060
1,000,000	5.00%, 06/01/26 (c)	1,033,830
250,000	5.00%, 06/15/26 (c)	288,570
750,000	5.00%, 02/01/27	776,857
700,000	5.25%, 07/01/23 (c)	718,340
1,440,000	5.25%, 07/01/23 (c)	1,483,344
500,000	5.25%, 02/01/24 (c)	507,300
290,000	5.50%, 07/01/23 (c)	310,648
370,000	5.50%, 07/01/23 (c)	391,660
1,290,000	5.50%, 07/01/23 (c)	1,359,634
500,000	State of Illinois, Junior Obligation Tax-Exempt, Series D (RB) 5.00%, 06/15/26 (c)	569,720
	Will and Cook County Community High School District No. 210, Series A (GO)
1,250,000	5.00%, 01/01/23 (c)	1,141,075
500,000	5.05%, 01/01/33 ^	180,700
250,000	Will and Cook County Community High School District No. 210, Series D (GO) 5.05%, 01/01/32 ^	97,158
		60,505,700
Indiana: 0.4%
500,000	Carmel City, Indiana Redevelopment Authority, Series A (RB) 2.63%, 08/01/22 (c)	493,570
175,000	Indiana Finance Authority, Parkview Health System Obligated Group, Series A (RB) 4.00%, 05/01/22 (c)	190,699
1,200,000	Indiana Finance Authority, Series A (RB) 5.00%, 02/01/22 (c)	1,383,252
1,000,000	Indiana Finance Authority, Series C (RB) 5.00%, 12/01/26 (c)	1,204,040
1,000,000	Indiana Finance Authority, Series E (RB) 5.00%, 08/01/26 (c)	1,184,140
50,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/25 (c)	57,033
1,130,000	Lake Central Multi-District School Building Corp., Series B (RB) (SAW) 5.00%, 01/15/23 (c)	1,296,709
140,000	Zionsville Community Schools Building Corp. (RB) 3.00%, 07/15/24 (c)	140,650
		5,950,093
Kansas: 0.7%
540,000	City of Wichita, Kansas (GO) 3.00%, 06/01/23 (c)	543,402
25,000	Kansas Development Finance Authority, Hospital Revenue, Series A (RB) 5.00%, 05/15/22 (c)	28,406
115,000	Kansas Development Finance Authority, National Bio and Agro-Defense Facility, Series G (RB) 5.00%, 04/01/23 (c)	131,177
	Kansas Development Finance Authority, State of Kansas Projects, Series A (RB)
105,000	5.00%, 05/01/23 (c)	120,674
1,035,000	5.00%, 05/01/23 (c)	1,178,565
700,000	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB) 5.00%, 09/01/24 (c)	835,569
	State of Kansas, Department of Transportation, Highway Revenue, Series B (RB)
1,550,000	5.00%, 09/01/25 (c)	1,821,312
750,000	5.00%, 09/01/25 (c)	885,682
1,525,000	5.00%, 09/01/25 (c)	1,833,324
610,000	State of Kansas, Department of Transportation, Highway Revenue, Series C (RB) 5.00%, 09/01/22 (c)	714,908
1,400,000	Wyandotte County Unified Government, Utility System Revenue, Series A (RB) 5.00%, 09/01/22 (c)	1,581,146
		9,674,165

Kentucky: 1.2%
	Commonwealth of Kentucky State Property and Building Commission, Project No. 106, Series A (RB)
450,000	5.00%, 10/01/23 (c)	516,240
540,000	5.00%, 10/01/23 (c)	621,275
125,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series A (RB) 5.00%, 08/01/25 (c)	138,869
	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB)
1,000,000	5.00%, 08/01/23	1,149,650
55,000	5.00%, 08/01/24	63,531
610,000	5.00%, 08/01/25	705,337
95,000	5.00%, 08/01/26	110,086
	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB)
200,000	5.00%, 11/01/26 (c)	230,830
320,000	5.00%, 11/01/26	371,366
	Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB)
250,000	5.00%, 09/01/23	289,495
350,000	5.00%, 09/01/24 (c)	406,385
2,250,000	5.00%, 09/01/24 (c)	2,604,105
780,000	5.25%, 09/01/23	915,026
1,000,000	5.25%, 09/01/23 (c)	1,167,150
1,000,000	5.25%, 09/01/23 (c)	1,161,880
750,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/24	859,185
105,000	Louisville and Jefferson County Metro Government, Water System (RB) 3.00%, 11/15/25 (c)	99,190
220,000	Louisville and Jefferson County, Metropolitan Government Catholic Health Initiatives, Series A (RB) 5.00%, 06/01/22 (c)	241,166
	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series A (RB)
65,000	5.00%, 07/01/22 (c)	74,271
50,000	5.00%, 07/01/22 (c)	57,435
600,000	5.00%, 07/01/22 (c)	688,218
660,000	5.00%, 07/01/23 (c)	756,327
500,000	5.00%, 07/01/23 (c)	572,020
125,000	5.00%, 07/01/23 (c)	143,883
1,015,000	5.00%, 07/01/23 (c)	1,180,760
620,000	5.00%, 07/01/23 (c)	712,070
40,000	5.00%, 07/01/25	47,045
50,000	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series B (RB) 5.00%, 07/01/26	59,135
2,000,000	University of Kentucky, Series B (RB) 5.00%, 04/01/25 (c)	2,346,040
		18,287,970
Louisiana: 1.3%
250,000	City of Lafayette, Louisiana Utilities Revenue (RB) 5.00%, 11/01/22 (c)	289,765
250,000	East Baton Rouge Sewerage Commission, Series B (RB) 5.00%, 02/01/25 (c)	281,708
1,800,000	Louisiana Public Facilities Authority, Entergy Louisiana, LLC Project, Series B (RB) 3.50%, 06/01/21 (c)	1,777,266
190,000	Louisiana Public Facilities Authority, Franciscan Missionaries of Our Lady Health System, Series A (RB) 5.00%, 07/01/25 (c)	213,995
	Louisiana Public Facilities Authority, Hurricane Recovery Program (RB)
1,040,000	5.00%, 06/01/24 (c)	1,195,792
2,410,000	5.00%, 06/01/24 (c)	2,777,935
1,685,000	5.00%, 06/01/24 (c)	1,949,528
1,195,000	Louisiana Stadium and Exposition District, Series A (RB) 5.00%, 07/01/23 (c)	1,337,121
	Louisiana State, Series A (GO)
1,900,000	4.00%, 02/01/24 (c)	2,012,917
250,000	5.00%, 02/01/24 (c)	291,798
1,000,000	Louisiana State, Series C (GO) 5.00%, 07/15/23 (c)	1,151,910
	State of Louisiana, Gasoline and Fuels Tax Revenue, Series A-1 (RB)
85,000	5.00%, 05/01/22 (c)	97,652
120,000	5.00%, 05/01/22 (c)	138,121
2,000,000	State of Louisiana, Gasoline and Fuels Tax Revenue, Series B (RB) 5.00%, 05/01/24 (c)	2,325,040
	State of Louisiana, Series A (GO)
75,000	5.00%, 02/01/23	86,962
1,200,000	5.00%, 02/01/24 (c)	1,382,268
	State of Louisiana, Series C (GO)
75,000	5.00%, 07/15/22 (c)	86,772
695,000	5.00%, 08/01/24 (c)	809,974
500,000	State of Louisiana, Series D-1 (GO) 5.00%, 12/01/24 (c)	584,865
		18,791,389
Maine: 0.1%
800,000	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 5.00%, 07/01/23 (c)	822,480
65,000	Maine Turnpike Authority (RB) 5.00%, 07/01/25 (c)	76,824
		899,304
Maryland: 2.4%
75,000	City of Baltimore, Water Project, Series B (RB) 5.00%, 01/01/24 (c)	87,349
75,000	Community Development Administration, Department of Housing, Series A (RB) 4.00%, 09/01/23 (c)	77,363
600,000	County of Anne Arundel, Maryland (GO) 5.00%, 04/01/25	726,354
	County of Baltimore, Maryland (GO)
1,050,000	3.00%, 08/01/22 (c)	1,065,981
75,000	3.00%, 02/01/24 (c)	77,004
525,000	County of Harford, Series B (GO) 3.00%, 07/01/24 (c)	543,370
1,230,000	County of Howard, Series A (GO) 3.00%, 02/15/23 (c)	1,238,794
	County of Montgomery, Maryland (GO)
3,000,000	5.00%, 11/01/24 (c)	3,602,130
2,000,000	5.00%, 11/01/24 (c)	2,384,120
	County of Montgomery, Series B (GO)
1,500,000	4.00%, 12/01/23 (c)	1,660,245
250,000	5.00%, 11/01/23	298,660
1,430,000	Maryland Health and Higher Educational Facilities Authority, Johns Hopkins University, Series A (RB) 5.00%, 07/01/22 (c)	1,656,912
400,000	Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue (RB) 5.00%, 02/15/25 (c)	453,372
1,250,000	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB) 4.00%, 07/01/25 (c)	1,262,437
300,000	Maryland Health and Higher Educational Facilities Authority, Series B (RB) 5.00%, 08/15/23 (c)	334,788
1,500,000	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB) 5.00%, 07/01/24	1,717,275
	Maryland Stadium Authority (RB)
250,000	5.00%, 05/01/26 (c)	285,970
250,000	5.00%, 05/01/26 (c)	290,313
250,000	5.00%, 05/01/26 (c)	292,515
410,000	Maryland Water Quality Financing Administration (RB) 3.00%, 03/01/24 (c)	403,875
	Prince George’s County, Maryland, Series A (GO)
140,000	4.00%, 09/01/24 (c)	153,703
445,000	4.00%, 09/01/24 (c)	492,757
260,000	Prince George’s County, Maryland, Series B (GO) 2.75%, 03/01/23 (c)	260,286
	State of Maryland, Department of Transportation (RB)
1,000,000	3.00%, 11/01/24 (c)	982,240
50,000	5.00%, 02/15/21 (c)	56,824
435,000	State of Maryland, Department of Transportation, Third Issue (RB) 3.00%, 12/15/23 (c)	424,830
1,000,000	State of Maryland, First Series (GO) 3.00%, 06/01/24 (c)	985,060
	State of Maryland, First Series A (GO)
250,000	3.00%, 03/01/23 (c)	248,925
105,000	4.00%, 03/01/23 (c)	115,256
1,465,000	5.00%, 03/01/23	1,731,879
1,195,000	State of Maryland, First Series B (GO) 3.00%, 03/15/20 (c)	1,212,794
1,300,000	State of Maryland, Second Series A (GO) 4.00%, 08/01/23 (c)	1,417,858
1,255,000	State of Maryland, Second Series B (GO) 4.00%, 08/01/22 (c)	1,357,119
750,000	State of Maryland, State and Local Facilities Loan, First Series A (GO) 5.00%, 03/01/22 (c)	865,170
45,000	State of Maryland, State and Local Facilities Loan, First Series B (GO) 3.00%, 03/15/20 (c)	46,782
	Washington Suburban Sanitary District (GO)
500,000	3.00%, 06/01/24 (c)	502,610
1,575,000	3.00%, 06/01/24 (c)	1,601,980
1,805,000	3.00%, 06/01/24 (c)	1,835,920
1,530,000	Washington Suburban Sanitary District, Second Series (GO) 4.00%, 06/01/24 (c)	1,640,344
		34,391,164
Massachusetts: 3.2%
300,000	City of Boston, Series A (GO) 4.00%, 03/01/24 (c)	326,988
1,360,000	City of Boston, Series B (GO) 5.00%, 04/01/24	1,632,925
	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB)
1,000,000	5.00%, 06/15/24 (c)	1,176,790
675,000	5.00%, 06/15/24 (c)	803,878
	Commonwealth of Massachusetts, Consolidated Loan, Series C (GO)
855,000	3.00%, 07/01/22 (c)	854,983
515,000	4.00%, 07/01/22 (c)	547,950
1,075,000	5.00%, 07/01/22 (c)	1,240,797
100,000	Commonwealth of Massachusetts, Federal Highway Grant Anticipation, Series A (RB) 5.00%, 06/15/22 (c)	115,799
	Commonwealth of Massachusetts, Series A (GO)
500,000	3.00%, 03/01/24 (c)	466,025
850,000	5.00%, 03/01/24 (c)	970,462
105,000	5.00%, 07/01/25	126,655
1,000,000	5.00%, 07/01/25 (c)	1,176,120
160,000	5.00%, 07/01/25 (c)	187,258
1,000,000	5.00%, 03/01/26	1,208,210
275,000	5.00%, 07/01/26 (c)	329,524
1,000,000	5.00%, 07/01/26	1,212,210
	Commonwealth of Massachusetts, Series C (GO)
1,270,000	4.00%, 07/01/22 (c)	1,337,513
700,000	5.00%, 10/01/24	839,657
2,325,000	5.00%, 08/01/25	2,806,879
	Commonwealth of Massachusetts, Series F (GO)
500,000	3.00%, 11/01/22 (c)	500,250
1,350,000	5.00%, 11/01/22 (c)	1,574,289
2,330,000	5.00%, 11/01/22 (c)	2,707,483
1,275,000	5.00%, 11/01/22 (c)	1,482,315
	Massachusetts Bay Transportation Authority, Series A (RB)
2,300,000	2.00%, 07/01/26 (c)	2,043,734
950,000	2.37%, 07/01/26 (c) ^	621,528
2,000,000	2.47%, 07/01/26 (c) ^	1,243,920
1,260,000	2.60%, 07/01/26 (c) ^	724,777
	Massachusetts Clean Water Trust, Series 19 (RB)
500,000	5.00%, 02/01/26 (c)	589,540
1,100,000	5.00%, 02/01/26 (c)	1,305,667
1,100,000	5.00%, 02/01/26 (c)	1,322,244
100,000	Massachusetts Development Finance Agency, Series F (RB) 5.00%, 08/15/24	117,669
	Massachusetts Development Finance Agency, Series I (RB)
500,000	3.00%, 07/01/26 (c)	457,115
145,000	5.00%, 07/01/26 (c)	167,207
150,000	Massachusetts Development Finance Agency, Series L (RB) 5.00%, 07/01/21 (c)	163,341
130,000	Massachusetts Housing Finance Agency, Series 162 (RB) 2.90%, 06/01/22 (c)	127,680
	Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB)
500,000	5.00%, 08/15/22 (c)	579,905
1,300,000	5.00%, 08/15/22 (c)	1,509,976
	Massachusetts School Building Authority, Dedicated Sales Tax, Series B (RB)
1,230,000	5.00%, 08/15/22 (c)	1,415,410
1,250,000	5.00%, 08/15/22 (c)	1,441,962
1,000,000	5.00%, 01/15/25 (c)	1,177,640
	Massachusetts State College Building Authority, Series A (RB)
1,000,000	4.00%, 05/01/25 (c)	1,100,920
500,000	5.00%, 05/01/25 (c)	575,295
	Massachusetts State Transportation Fund, Series A (RB)
600,000	4.00%, 06/01/21 (c)	636,684
575,000	5.00%, 06/01/23	681,921
	Massachusetts Water Pollution Abatement Trust (RB)
775,000	5.00%, 08/01/24 (c)	917,708
450,000	5.00%, 08/01/24	541,786
	Massachusetts Water Resources Authority, Series C (RB)
10,000	5.00%, 08/01/21 (c)	11,376
100,000	5.00%, 08/01/21 (c)	113,294
935,000	5.00%, 08/01/26 (c)	1,096,942
1,500,000	Massachusetts Water Resources Authority, Series F (RB) 5.00%, 08/01/24	1,794,450
100,000	The Massachusetts Clean Water Trust (RB) 3.25%, 08/01/20 (c)	100,989
730,000	University of Massachusetts Building Authority, Series 1 (RB) 5.00%, 11/01/25 (c)	873,788
		47,079,428
Michigan: 1.3%
250,000	Board of Governors of Wayne State University, Series A (RB) 5.00%, 05/15/26 (c)	286,533
420,000	City Royal Oak, Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series D (RB) 5.00%, 03/01/24 (c)	460,286
1,300,000	Detroit School District, Michigan School Building and Site Improvement, Series A (GO) (Q-SBLF) 5.00%, 05/01/22 (c)	1,449,968
70,000	Detroit Water and Sewerage Department, Sewage Disposal System, Senior Lien, Series A (RB) 5.00%, 07/01/22 (c)	78,503
1,000,000	Detroit, Michigan School District, School Building and Site Improvement, Series A (GO) (Q-SBLF) 5.00%, 05/01/22 (c)	1,087,230
	Great Lakes Water Authority Sewage Disposal System Revenue (RB)
250,000	5.00%, 07/01/26 (c)	276,880
250,000	5.00%, 07/01/26 (c)	275,205
250,000	5.00%, 07/01/26 (c)	275,833
500,000	5.00%, 07/01/26 (c)	560,105
500,000	5.00%, 07/01/26 (c)	556,710
1,000,000	Great Lakes Water Authority, Water Supply System Revenue (RB) 5.00%, 07/01/26 (c)	1,100,820
	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB)
1,950,000	5.00%, 08/01/24 (c)	2,146,755
50,000	5.00%, 08/01/24 (c)	55,744
1,500,000	5.00%, 08/01/24 (c)	1,696,785
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien Series D-2 (RB) (AGM)
935,000	5.00%, 07/01/24 (c)	1,045,236
110,000	5.00%, 07/01/24 (c)	123,974
20,000	5.00%, 07/01/24	23,114
1,450,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien Series D-4 (RB) 5.00%, 07/01/24 (c)	1,602,815
250,000	Michigan Finance Authority, Hospital Revenue and Refunding Bonds (RB) 5.00%, 11/01/22 (c)	278,565
100,000	Michigan Finance Authority, Oakwood Obligated Group (RB) 5.00%, 11/01/22	115,145
	Michigan Finance Authority, Series C (RB)
500,000	5.00%, 07/01/25 (c)	553,840
250,000	5.00%, 07/01/25 (c)	278,075
	Michigan Finance Authority, Series C-3 (RB) (AGM)
750,000	5.00%, 07/01/24 (c)	826,462
405,000	5.00%, 07/01/24 (c)	448,521
	Michigan Finance Authority, Trinity Health Credit Group (RB)
90,000	5.00%, 06/01/22 (c)	99,687
1,000,000	5.50%, 06/01/25 (c)	1,202,570
	Michigan State Building Authority, Series 1-A (RB)
25,000	5.00%, 10/15/23 (c)	28,967
50,000	5.00%, 10/15/23	58,269
50,000	Michigan State Building Authority, Series I (RB) 5.00%, 10/15/25 (c)	57,564
50,000	Michigan State Hospital Finance Authority (RB) 5.00%, 06/01/22 (c)	56,012
1,000,000	Regents of the University of Michigan (RB) 5.00%, 04/01/26 (c)	1,169,600
	Royal Oak Hospital Finance Authority, William Beaumont Hospital, Series D (RB)
75,000	5.00%, 09/01/23	87,245
85,000	5.00%, 03/01/24 (c)	94,223
135,000	5.00%, 03/01/24 (c)	152,927
	State of Michigan, Series A (GO)
280,000	5.00%, 12/01/24 (c)	331,444
500,000	5.00%, 12/01/25 (c)	593,225
		19,534,837
Minnesota: 1.2%
420,000	Metropolitan Council, Wastewater Revenue, Series C (GO) 5.00%, 03/01/23	495,453
500,000	Minneapolis St Paul Metropolitan Airports Commission, Series B (RB) 5.00%, 01/01/27 (c)	589,870
	Minnesota Public Facilities Authority, Series B (RB)
680,000	3.00%, 03/01/24	721,432
500,000	3.00%, 03/01/25	529,070
	Minnesota State, General Fund Appropriation, Series B (RB)
750,000	5.00%, 03/01/22 (c)	857,722
1,400,000	5.00%, 03/01/22 (c)	1,610,574
1,000,000	Minnesota State, State Trunk Highway, Series B (GO) 5.00%, 08/01/23 (c)	1,173,880
585,000	State of Minnesota, State General Fund Appropriation, Series B (RB) 3.00%, 03/01/22 (c)	567,684
	State of Minnesota, State Trunk Highway Refunding, Series B (GO)
2,615,000	2.25%, 08/01/26 (c)	2,188,127
385,000	3.00%, 08/01/24 (c)	389,913
225,000	4.00%, 08/01/24 (c)	251,523
1,000,000	4.00%, 08/01/24 (c)	1,105,530
585,000	4.00%, 08/01/26 (c)	661,395
	State of Minnesota, State Trunk Highway Refunding, Series E (GO)
50,000	3.00%, 08/01/24 (c)	51,838
570,000	3.00%, 08/01/24	606,218
1,050,000	State of Minnesota, Various Purpose (GO) 4.00%, 08/01/22 (c)	1,129,831
1,180,000	State of Minnesota, Various Purpose, Series A (GO) 5.00%, 08/01/23	1,401,710
	State of Minnesota, Various Purpose, Series D (GO)
1,000,000	2.25%, 08/01/26 (c)	882,660
25,000	3.50%, 10/01/23 (c)	26,180
500,000	5.00%, 10/01/23	595,160
985,000	State of Minnesota, Various Purpose, Series F (GO) 4.00%, 10/01/23 (c)	1,088,484
		16,924,254
Mississippi: 0.3%
1,000,000	Mississippi Development Bank, Desoto County Highway Construction Project (RB) 5.00%, 01/01/23 (c)	1,123,120
450,000	Mississippi Development Bank, Madison County Highway Refunding Project, Series C (RB) 5.00%, 01/01/27	532,161
	Mississippi Development Bank, Marshall County Industrial Development Authority (RB)
170,000	5.00%, 01/01/22 (c)	191,787
50,000	5.00%, 01/01/22 (c)	56,557
100,000	5.00%, 01/01/22 (c)	113,114
	State of Mississippi, Series C (GO)
1,635,000	5.00%, 10/01/24	1,949,737
835,000	5.00%, 10/01/25	1,004,563
		4,971,039
Missouri: 1.0%
1,000,000	City of Kansas City, Downtown Arena Project, Series E (RB) 3.00%, 04/01/25 (c)	907,220
1,325,000	City of Kansas City, Series A (GO) 5.00%, 02/01/22 (c)	1,524,929
	Curators of the University of Missouri, Series A (RB)
175,000	5.00%, 11/01/24 (c)	204,951
300,000	5.00%, 11/01/24 (c)	358,560
250,000	Health and Educational Facilities Authority of the State of Missouri, Saint Luke’s Health System, Inc. (RB) 5.00%, 11/15/24	289,540
	Health and Educational Facilities Authority of the State of Missouri, Series A (RB)
960,000	5.00%, 06/01/24 (c)	1,082,726
500,000	5.00%, 06/01/24 (c)	578,855
1,000,000	5.00%, 06/01/24 (c)	1,121,560
	Metropolitan St. Louis Sewer District, Wastewater System, Series B (RB)
1,000,000	5.00%, 05/01/22 (c)	1,145,950
95,000	5.00%, 05/01/22 (c)	109,120
1,000,000	5.00%, 05/01/25 (c)	1,165,730
	Missouri Highway and Transportation Commission, First Lien, Series A (RB)
1,000,000	5.00%, 05/01/24	1,196,890
500,000	5.00%, 05/01/24 (c)	592,895
500,000	5.00%, 05/01/26	610,900
290,000	Missouri Joint Municipal Electric Utility Commission, Iatan 2 Project, Series A (RB) 5.00%, 01/01/24 (c)	325,569
640,000	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Series A (RB)
	5.00%, 01/01/25	741,741
350,000	Missouri Joint Municipal Electric Utility Commission, Power Project, Series A (RB) 5.00%, 06/01/25 (c)	392,732
	Missouri State Board of Public Buildings, Series A (RB)
1,200,000	2.50%, 10/01/20 (c)	1,193,496
10,000	3.00%, 10/01/20 (c)	10,125
55,000	4.00%, 10/01/20 (c)	59,106
500,000	4.00%, 04/01/24 (c)	554,070
		14,166,665
Montana: 0.0%
200,000	City of Forsyth, Rosebud County, Montana Pollution Control Revenue (RB) 2.00%, 08/01/23	190,044
Nebraska: 0.6%
25,000	Central Plains Energy Project, Gas Project No. 3 (RB) 5.00%, 09/01/22 (c)	27,564
250,000	City of Lincoln, Nebraska Electric System Revenue (RB) 3.25%, 09/01/22 (c)	244,868
	Douglas County School District No. 0001 (GO)
160,000	3.00%, 12/15/24 (c)	156,234
1,000,000	5.00%, 06/15/24	1,199,970
270,000	Metropolitan Utilities District of Omaha, Nebraska Water System (RB) 3.25%, 12/01/25 (c)	262,162
80,000	Nebraska Public Power District (RB) 5.00%, 01/01/25 (c)	90,290
	Nebraska Public Power District, Series A (RB)
250,000	3.88%, 01/01/22 (c)	263,658
250,000	5.00%, 01/01/22 (c)	280,555
	Omaha Public Power District, Electric System, Series AA (RB)
130,000	2.25%, 08/01/19 (c)	126,441
1,080,000	5.00%, 02/01/24 (c)	1,251,526
1,155,000	Omaha Public Power District, Electric System, Series B (RB) 5.00%, 08/01/24 (c)	1,340,100
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
1,590,000	3.00%, 07/01/26 (c)	1,431,954
505,000	5.00%, 01/01/24	579,139
1,400,000	5.00%, 01/01/25 (c)	1,577,982
		8,832,443
Nevada: 1.1%
500,000	City of Las Vegas, Series C (GO) 5.00%, 03/01/26 (c)	590,705
1,000,000	Clark County School District, Limited Tax, Series D (GO) 5.00%, 12/15/25 (c)	1,162,270
	Clark County School District, Series B (GO)
250,000	4.00%, 11/01/26 (c)	263,618
1,950,000	4.00%, 11/01/26 (c)	2,066,220
850,000	5.00%, 11/01/26	1,036,847
1,400,000	Clark County School District, Series C (GO) 5.00%, 06/15/25	1,667,372
	Clark County School District, Series D (GO)
250,000	4.00%, 12/15/25 (c)	261,003
2,000,000	5.00%, 06/15/24	2,362,460
500,000	5.00%, 12/15/25 (c)	581,560
85,000	Clark County, Motor Vehicle Fuel Tax (RB) 5.00%, 07/01/23	99,490
	County of Clark, Flood Control (GO)
105,000	5.00%, 11/01/23	124,342
1,090,000	5.00%, 05/01/25 (c)	1,252,421
420,000	5.00%, 05/01/25 (c)	492,652
	County of Clark, Series A (GO)
100,000	5.00%, 11/01/25	120,921
500,000	5.00%, 05/01/26 (c)	604,880
	Las Vegas Valley Water District, Series B (GO)
100,000	5.00%, 06/01/22 (c)	114,055
200,000	5.00%, 06/01/22 (c)	231,378
	State of Nevada Highway Improvement Revenue (RB)
255,000	5.00%, 06/01/26 (c)	304,460
1,000,000	5.00%, 06/01/26 (c)	1,204,050
760,000	State of Nevada, Capital Improvement and Cultural Affairs, Series B (GO) 5.00%, 11/01/24	905,966
175,000	State of Nevada, Motor Vehicle Fuel Tax (RB) 5.00%, 12/01/23	207,242
		15,653,912
New Hampshire: 0.2%
1,225,000	City of Manchester, New Hampshire General Airport Revenue (RB) 5.00%, 01/01/23	1,370,138
1,000,000	State of New Hampshire, Series A (GO) 5.00%, 03/01/25	1,203,710
		2,573,848
New Jersey: 3.5%
800,000	Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	852,144
	County of Union, New Jersey (GO)
260,000	3.00%, 03/01/21	273,153
635,000	3.00%, 03/01/22 (c)	665,194
1,000,000	Garden State, New Jersey Preservation Trust Open Space and Farmland Preservation, Series A (RB) 4.00%, 11/01/22 (c)	1,047,520
	New Jersey Building Authority, State Building Revenue Refunding Bonds, Series A (RB)
420,000	3.00%, 06/15/23	410,915
550,000	5.00%, 06/15/24	596,079
145,000	5.00%, 06/15/25	163,793
1,000,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB) 5.00%, 11/01/25	1,055,730
725,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series BBB (RB) 4.75%, 12/15/26 (c)	708,716
175,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series EE (RB) 5.25%, 03/01/21 (c)	199,299
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series II (RB)
980,000	5.00%, 03/01/22 (c)	998,424
500,000	5.00%, 03/01/22 (c)	518,800
735,000	5.00%, 03/01/22 (c)	767,075
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
1,320,000	5.00%, 03/01/23 (c)	1,338,586
1,535,000	5.00%, 03/01/23	1,621,282
1,475,000	5.00%, 03/01/23 (c)	1,520,902
810,000	5.00%, 03/01/23 (c)	845,737
1,200,000	5.00%, 03/01/23 (c)	1,247,064
755,000	5.00%, 03/01/23 (c)	782,573
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series PP (RB)
200,000	5.00%, 06/15/24 (c)	201,582
1,000,000	5.00%, 06/15/24 (c)	1,025,960
1,350,000	5.00%, 06/15/24 (c)	1,402,150
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series UU (RB)
1,115,000	5.00%, 06/15/24 (c)	1,131,402
495,000	5.00%, 06/15/24 (c)	507,850
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series XX (RB)
2,750,000	5.00%, 06/15/23	2,904,687
335,000	5.00%, 06/15/24	351,596
1,000,000	New Jersey Educational Facilities Authority, Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	1,043,510
150,000	New Jersey Educational Facilities Authority, Higher Education Capital Improvement, Series A (RB) 5.00%, 09/01/24	157,416
	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
465,000	5.00%, 06/15/23	490,352
230,000	5.00%, 06/15/24 (c)	237,277
500,000	New Jersey Educational Facilities Authority, Princeton University, Series A (RB) 5.00%, 07/01/24 (c)	599,025
500,000	New Jersey Environmental Infrastructure Trust, Series A-R (RB) 4.00%, 09/01/23	561,340
	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB)
1,190,000	4.00%, 07/01/22 (c)	1,250,214
1,500,000	4.00%, 07/01/26 (c)	1,511,685
250,000	5.00%, 07/01/22 (c)	278,495
200,000	New Jersey Health Care Facilities Financing Authority, Greystone Parks Psychiatric Hospital Project, Series B (RB) 5.00%, 09/15/23	215,614
850,000	New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, Series A (RB) 3.00%, 07/01/26 (c)	766,589
100,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB) 3.00%, 07/01/26 (c)	84,650
165,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 4.69%, 12/15/30 ^	81,409
	New Jersey State Turnpike Authority, Series A (RB)
580,000	5.00%, 07/01/22 (c)	661,136
900,000	5.00%, 07/01/22 (c)	1,010,772
400,000	5.00%, 07/01/22 (c)	451,604
750,000	5.00%, 07/01/24 (c)	859,717
640,000	5.00%, 07/01/24 (c)	738,259
	New Jersey State Turnpike Authority, Series B (RB)
325,000	5.00%, 01/01/23 (c)	371,303
1,000,000	5.00%, 01/01/23 (c)	1,145,440
	New Jersey Transportation Trust Fund Authority, Series A-1 (RB)
700,000	5.00%, 06/15/18 (c)	716,128
925,000	5.00%, 06/15/18 (c)	949,679
750,000	5.00%, 06/15/26 (c)	803,235
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
1,000,000	5.00%, 06/15/22 (c)	1,052,760
1,095,000	5.00%, 06/15/22 (c)	1,126,043
1,200,000	5.00%, 06/15/22 (c)	1,277,652
750,000	5.00%, 06/15/23 (c)	778,507
200,000	5.00%, 06/15/23 (c)	206,590
1,300,000	5.00%, 06/15/23 (c)	1,372,371
1,275,000	5.25%, 06/15/23 (c)	1,319,510
335,000	5.25%, 06/15/25 (c)	355,696
300,000	5.25%, 06/15/25 (c)	320,487
	New Jersey Turnpike Authority, Series A (RB)
800,000	5.00%, 07/01/24 (c)	900,496
1,000,000	5.00%, 07/01/24 (c)	1,134,120
375,000	5.00%, 01/01/26 (c)	423,551
70,000	5.00%, 01/01/26 (c)	80,109
	New Jersey Turnpike Authority, Series B (RB)
130,000	5.00%, 01/01/23 (c)	147,830
75,000	5.00%, 01/01/23 (c)	86,354
100,000	5.00%, 01/01/23 (c)	113,187
260,000	New Jersey Turnpike Authority, Series E (RB) 5.00%, 01/01/25 (c)	293,831
20,000	New Jersey Turnpike, Series A (RB) 5.00%, 07/01/22 (c)	22,429
700,000	State of New Jersey Various Purpose (GO) 5.00%, 06/01/25 (c)	768,887
525,000	State of New Jersey, Series T (GO) 5.00%, 06/01/23	592,179
85,000	State of New Jersey, Various Purpose (GO) 5.00%, 06/01/25 (c)	95,773
155,000	The State University of New Jersey, Rutgers, Series J (RB) 5.00%, 05/01/23 (c)	174,028
		50,765,452
New Mexico: 0.4%
1,125,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/25 (c)	1,339,954
540,000	Albuquerque Bernalillo County Water Utility Authority, Series A (RB) 5.00%, 07/01/24	644,090
65,000	Albuquerque Bernalillo County Water Utility Authority, Series B (RB) 5.00%, 07/01/23	76,720
425,000	New Mexico Finance Authority, State Transportation, Senior Lien (RB) 4.00%, 06/15/22 (c)	465,320
3,135,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B-1 (RB) 5.00%, 06/15/24 (c)	3,705,507
		6,231,591
New York: 15.3%
270,000	Battery Park City Authority, Series A (RB) 5.00%, 11/01/23	323,498
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) (AGM)
955,000	4.00%, 01/15/27 (c)	1,001,365
500,000	5.00%, 01/15/27 (c)	565,695
5,000	City of Monroe, Industrial Development Agency, Rochester Schools Modernization Project (RB) (SAW) 5.00%, 05/01/23 (c)	5,787
610,000	City of New York, New York, Series A-1 (GO) 5.25%, 08/01/23 (c)	717,982
	City of New York, New York, Series B (GO)
55,000	3.38%, 08/01/24 (c)	54,969
250,000	5.00%, 08/01/22 (c)	287,718
750,000	City of New York, New York, Series D (GO) 5.00%, 02/01/23 (c)	856,020
1,990,000	City of New York, New York, Series D-1 (GO) 5.00%, 08/01/23 (c)	2,305,912
1,295,000	City of New York, New York, Series F (GO) 5.00%, 02/01/22 (c)	1,466,277
50,000	City of New York, New York, Series F-1 (GO) 5.00%, 03/01/23 (c)	57,128
1,325,000	City of New York, New York, Series G-1 (GO) 5.00%, 04/01/22 (c)	1,514,077
1,115,000	City of New York, New York, Series H (GO) 5.00%, 08/01/23 (c)	1,297,113
120,000	City of New York, New York, Series I (GO) 5.00%, 08/01/23 (c)	139,600
	City of New York, New York, Series I-1 (GO)
400,000	5.00%, 03/01/23	467,348
1,225,000	5.00%, 03/01/24 (c)	1,413,062
	City of New York, New York, Series J (GO)
1,290,000	5.00%, 08/01/23 (c)	1,494,787
645,000	5.00%, 08/01/23	758,004
1,765,000	City of New York, Series A (GO) 5.00%, 08/01/26 (c)	2,062,720
	City of New York, Series B (GO)
1,450,000	5.00%, 08/01/22 (c)	1,663,889
100,000	5.00%, 08/01/22 (c)	114,919
1,000,000	5.00%, 08/01/22 (c)	1,151,430
100,000	City of New York, Series D (GO) 5.00%, 02/01/23 (c)	114,496
	City of New York, Series E (GO)
450,000	5.00%, 02/01/23 (c)	519,854
500,000	5.00%, 08/01/26 (c)	584,340
550,000	5.00%, 08/01/26	662,475
	City of New York, Series F (GO)
500,000	5.00%, 02/01/22 (c)	569,940
55,000	5.00%, 02/01/22 (c)	62,862
1,425,000	City of New York, Series H (GO) 5.00%, 08/01/23 (c)	1,651,219
1,000,000	City of New York, Series I (GO) 5.00%, 08/01/22 (c)	1,149,190
185,000	City of New York, Series J-7 (GO) 5.00%, 08/01/26	222,833
	City of New York, Subseries F-1 (GO)
630,000	5.00%, 03/01/23 (c)	715,623
1,300,000	5.00%, 03/01/23 (c)	1,503,593
1,300,000	County of Nassau, Series A (GO) 5.00%, 04/01/24 (c)	1,480,752
	County of Nassau, Series B (GO)
500,000	5.00%, 10/01/23	584,940
645,000	5.00%, 04/01/24 (c)	734,681
1,070,000	County of Suffolk, Series C (GO) 5.00%, 05/01/24 (c)	1,224,850
	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
300,000	3.00%, 07/01/26 (c)	287,631
100,000	5.00%, 07/01/26 (c)	111,936
500,000	5.00%, 07/01/26 (c)	554,600
500,000	5.00%, 07/01/26	583,820
250,000	5.00%, 07/01/26 (c)	281,763
	Erie County, New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (SAW)
250,000	5.00%, 05/01/22 (c)	287,560
725,000	5.00%, 11/01/25 (c)	860,908
860,000	Long Island Power Authority Electric System, Series B (RB) 5.00%, 09/01/22 (c)	972,703
	Metropolitan Transportation Authority, Series A (RB)
500,000	3.00%, 11/15/22 (c)	503,695
2,565,000	3.59%, 11/15/30 ^	1,613,847
250,000	4.00%, 11/15/26 (c)	259,010
695,000	5.00%, 11/15/22 (c)	800,112
2,050,000	5.00%, 11/15/22 (c)	2,368,488
	Metropolitan Transportation Authority, Series A-1 (RB)
220,000	5.00%, 11/15/23 (c)	251,898
50,000	5.00%, 11/15/23	58,741
	Metropolitan Transportation Authority, Series B (RB)
600,000	3.00%, 11/15/22 (c)	611,502
500,000	5.00%, 11/15/18 (c)	531,675
900,000	Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 11/15/26 (c)	1,057,437
	Metropolitan Transportation Authority, Series D (RB)
1,000,000	4.00%, 11/15/26 (c)	1,040,240
650,000	5.00%, 11/15/17 (c)	669,812
205,000	5.00%, 11/15/19 (c)	223,954
100,000	5.00%, 11/15/21 (c)	114,601
750,000	5.00%, 11/15/22 (c)	860,362
125,000	5.00%, 11/15/22 (c)	144,125
800,000	5.00%, 11/15/22 (c)	919,584
75,000	5.25%, 11/15/23 (c)	87,589
	Metropolitan Transportation Authority, Series E (RB)
500,000	5.00%, 11/15/22 (c)	574,740
300,000	5.00%, 11/15/22 (c)	345,900
	Metropolitan Transportation Authority, Series F (RB)
845,000	3.13%, 11/15/22 (c)	866,826
1,855,000	5.00%, 11/15/22 (c)	2,136,645
1,000,000	5.00%, 11/15/22 (c)	1,147,150
1,295,000	5.00%, 11/15/22 (c)	1,493,135
765,000	5.00%, 11/15/22 (c)	881,601
	Metropolitan Transportation Authority, Series H (RB)
75,000	5.00%, 11/15/22 (c)	86,036
540,000	5.00%, 11/15/22 (c)	619,461
1,300,000	5.00%, 11/15/22 (c)	1,513,499
350,000	5.00%, 11/15/22 (c)	403,550
	Nassau County, Series A (GO)
1,110,000	3.00%, 04/01/21 (c)	1,145,109
500,000	4.00%, 04/01/21 (c)	525,810
1,750,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 4.50%, 06/15/26 (c)	1,917,965
220,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 5.00%, 06/15/24 (c)	256,628
	New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB)
1,345,000	5.00%, 12/15/19 (c)	1,471,417
510,000	5.00%, 06/15/25 (c)	603,172
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
800,000	5.00%, 07/15/22 (c)	920,656
325,000	5.00%, 07/15/22 (c)	374,923
905,000	5.00%, 01/15/26 (c)	1,037,718
1,475,000	New York City Transitional Finance Authority, Building Aid Revenue, Subseries F-1 (RB) 5.00%, 05/01/22 (c)	1,683,963
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB)
75,000	2.00%, 11/01/22 (c)	71,825
70,000	5.00%, 11/01/22 (c)	82,129
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
2,275,000	4.00%, 05/01/26 (c)	2,434,614
125,000	5.00%, 08/01/25 (c)	146,176
2,850,000	5.00%, 08/01/25 (c)	3,281,547
750,000	5.00%, 08/01/25 (c)	882,652
1,500,000	5.00%, 05/01/26 (c)	1,734,015
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
130,000	5.00%, 11/01/22 (c)	150,678
345,000	5.00%, 11/01/22 (c)	397,654
250,000	5.00%, 08/01/24 (c)	290,433
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
750,000	5.00%, 11/01/25 (c)	870,217
450,000	5.00%, 11/01/25 (c)	519,876
1,750,000	5.00%, 08/01/26 (c)	2,072,245
500,000	5.00%, 08/01/26 (c)	582,540
1,000,000	5.00%, 08/01/26 (c)	1,159,700
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
1,000,000	5.00%, 02/01/26 (c)	1,162,630
750,000	5.00%, 02/01/26 (c)	878,445
1,995,000	5.00%, 02/01/26 (c)	2,350,529
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F (RB)
1,250,000	4.00%, 02/01/26 (c)	1,304,737
1,000,000	5.00%, 02/01/26 (c)	1,171,260
1,000,000	5.00%, 02/01/26 (c)	1,162,630
425,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB) 5.00%, 02/01/23 (c)	485,843
1,800,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries C-1 (RB) 5.00%, 11/01/22 (c)	2,100,132
	New York City Transitional Finance Authority, Series I (RB)
500,000	5.00%, 05/01/23 (c)	575,265
360,000	5.00%, 05/01/23 (c)	416,452
255,000	New York City Transitional Finance Authority, Subseries A-1 (RB) 3.50%, 08/01/24 (c)	260,233
575,000	New York City Transitional Finance Authority, Subseries C-1 (RB) 5.00%, 11/01/22 (c)	668,495
1,660,000	New York City Transitional Finance Authority, Subseries D-1 (RB) 5.00%, 02/01/24 (c)	1,912,137
700,000	New York City Transitional Finance Authority, Subseries F-1 (RB) 5.00%, 02/01/23 (c)	816,354
	New York City Trust for Cultural Resources, The Museum of Modern Art, Series 1-E (RB)
100,000	4.00%, 04/01/26	113,614
250,000	4.00%, 10/01/26 (c)	271,920
1,000,000	4.00%, 10/01/26 (c)	1,105,390
	New York City, Series A (GO)
1,000,000	5.00%, 08/01/24	1,187,170
70,000	5.00%, 08/01/25	83,792
655,000	New York City, Series C (GO) 5.00%, 08/01/22 (c)	747,604
	New York City, Series I (GO)
1,300,000	5.00%, 08/01/22 (c)	1,496,859
820,000	5.00%, 08/01/23 (c)	950,175
360,000	New York City, Series J (GO) 5.00%, 08/01/23 (c)	418,799
250,000	New York Liberty Development Corp., 7 World Trade Center Project, Class 1 (RB) 5.00%, 03/15/22 (c)	287,480
75,000	New York State Dormitory Authority, Cornell University Revenue, Series A (RB) 5.00%, 07/01/26 (c)	88,907
770,000	New York State Dormitory Authority, Icahn School of Medicine Sinai, Series A (RB) 5.00%, 07/01/25 (c)	880,018
	New York State Dormitory Authority, Series A (RB)
1,000,000	2.80%, 07/01/25 (c)	1,002,970
100,000	5.00%, 07/01/22 (c)	112,847
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
500,000	4.00%, 12/15/22	560,085
675,000	5.00%, 12/15/22 (c)	776,068
1,300,000	5.00%, 12/15/22 (c)	1,517,984
1,125,000	5.00%, 12/15/22 (c)	1,302,817
630,000	5.00%, 12/15/22 (c)	725,451
260,000	5.00%, 12/15/22 (c)	302,344
1,000,000	5.00%, 12/15/22 (c)	1,165,870
1,295,000	5.00%, 12/15/22 (c)	1,498,924
1,000,000	5.00%, 12/15/22 (c)	1,157,470
100,000	5.00%, 02/15/23 (c)	114,704
770,000	5.00%, 02/15/24 (c)	902,109
1,300,000	5.00%, 02/15/24 (c)	1,487,668
800,000	5.00%, 02/15/24	950,952
250,000	5.00%, 02/15/24 (c)	295,738
1,680,000	5.00%, 03/15/25 (c)	1,957,234
1,000,000	5.00%, 08/15/26 (c)	1,194,030
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
500,000	5.00%, 03/15/22 (c)	574,175
1,405,000	5.00%, 03/15/22 (c)	1,603,119
1,300,000	5.00%, 03/15/22 (c)	1,499,017
1,000,000	5.00%, 02/15/25 (c)	1,157,280
375,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/24 (c)	429,450
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
470,000	5.00%, 02/15/25 (c)	546,859
265,000	5.00%, 02/15/25 (c)	311,468
180,000	5.00%, 09/15/25 (c)	207,742
65,000	5.00%, 09/15/25 (c)	75,393
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
900,000	5.00%, 03/15/23	1,062,657
625,000	5.00%, 03/15/23 (c)	723,462
500,000	5.00%, 03/15/24 (c)	575,740
1,515,000	5.00%, 03/15/24 (c)	1,747,674
580,000	5.00%, 03/15/24 (c)	683,083
250,000	5.00%, 03/15/24 (c)	288,923
1,000,000	5.00%, 09/15/26 (c)	1,193,630
1,000,000	5.00%, 09/15/26 (c)	1,219,190
	New York State Dormitory Authority, State Sales Tax, Series B (RB)
1,300,000	5.00%, 09/15/25 (c)	1,502,501
340,000	5.00%, 09/15/25 (c)	394,084
	New York State Dormitory Authority, State University Education Facilities Issue, Series A (RB)
1,050,000	5.00%, 05/15/22 (c)	1,209,432
935,000	5.00%, 05/15/22 (c)	1,074,941
250,000	5.00%, 05/15/22 (c)	289,048
250,000	5.00%, 05/15/22 (c)	288,233
	New York State Environmental Facilities Corp., Master Finance Program, Series D (RB)
150,000	5.00%, 03/15/24	179,709
645,000	5.00%, 03/15/25 (c)	775,374
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
440,000	4.00%, 06/15/22 (c)	483,384
875,000	5.00%, 06/15/22 (c)	1,018,579
1,100,000	5.00%, 06/15/22 (c)	1,276,220
1,300,000	5.00%, 06/15/23 (c)	1,521,845
1,250,000	5.00%, 06/15/24 (c)	1,492,425
1,435,000	5.00%, 06/15/24 (c)	1,673,913
125,000	5.00%, 06/15/24 (c)	145,538
965,000	5.00%, 06/15/26 (c)	1,135,342
750,000	5.00%, 06/15/26 (c)	892,582
500,000	5.00%, 06/15/26 (c)	599,175
1,080,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series D (RB) 5.00%, 06/15/22 (c)	1,250,629
	New York State Thruway Authority, Series A (RB)
100,000	5.00%, 09/15/21 (c)	114,495
800,000	5.00%, 03/15/23 (c)	925,536
625,000	5.00%, 01/01/26 (c)	712,650
	New York State Thruway Authority, Series I (RB)
810,000	5.00%, 01/01/22 (c)	910,197
1,000,000	5.00%, 01/01/22 (c)	1,127,660
	New York State Thruway Authority, Series J (RB)
2,120,000	5.00%, 01/01/24 (c)	2,418,326
1,000,000	5.00%, 01/01/24 (c)	1,146,130
500,000	5.00%, 01/01/24 (c)	578,875
	New York State Thruway Authority, Series K (RB)
850,000	5.00%, 01/01/25 (c)	962,514
1,000,000	5.00%, 01/01/25 (c)	1,136,120
	New York State Thruway Authority, State Personal Income Tax, Series A (RB)
190,000	5.00%, 09/15/21 (c)	216,906
60,000	5.00%, 09/15/21 (c)	68,755
1,250,000	5.00%, 09/15/21 (c)	1,430,600
150,000	5.00%, 09/15/21 (c)	171,600
250,000	New York State Urban Development Corp., Series D (RB) 5.00%, 03/15/23	294,390
	New York State Urban Development Corp., State Personal Income, Series A (RB)
680,000	3.50%, 03/15/21 (c)	705,888
1,500,000	4.00%, 03/15/21 (c)	1,633,470
700,000	4.00%, 03/15/21 (c)	759,087
750,000	5.00%, 03/15/24 (c)	856,297
115,000	5.00%, 03/15/24 (c)	130,901
1,000,000	5.00%, 09/15/25 (c)	1,150,020
650,000	5.00%, 03/15/26 (c)	766,629
850,000	5.00%, 03/15/26	1,026,876
1,100,000	New York State Urban Development Corp., State Personal Income, Series A-1 (RB) 5.00%, 03/15/23 (c)	1,276,704
1,100,000	New York State Urban Development Corp., State Personal Income, Series B (RB) 5.00%, 03/15/24 (c)	1,259,720
	New York State Urban Development Corp., State Personal Income, Series C (RB)
1,250,000	5.00%, 03/15/23 (c)	1,446,150
1,000,000	5.00%, 03/15/23 (c)	1,153,830
690,000	5.00%, 03/15/23 (c)	808,169
500,000	5.00%, 03/15/23 (c)	584,375
235,000	New York State Urban Development Corp., State Personal Income, Series E (RB) 5.00%, 03/15/23 (c)	273,629
250,000	Port Authority of New York and New Jersey, Series 179 (RB) 5.00%, 12/01/23 (c)	295,015
	Port Authority of New York and New Jersey, Series 183 (RB)
565,000	3.00%, 06/15/24 (c)	576,243
750,000	3.25%, 06/15/24 (c)	753,405
	Port Authority of New York and New Jersey, Series 190 (RB)
1,200,000	5.00%, 05/01/20 (c)	1,318,464
205,000	5.00%, 05/01/20 (c)	226,125
100,000	5.00%, 05/01/20 (c)	110,672
	Sales Tax Asset Receivable Corp., Series A (RB)
300,000	3.00%, 10/15/24 (c)	299,991
1,200,000	5.00%, 10/15/24 (c)	1,417,188
2,790,000	5.00%, 10/15/24 (c)	3,271,414
605,000	State of New York Mortgage Agency, Homeowner Mortgage, Series 195 (RB) 3.00%, 04/01/25 (c)	584,363
65,000	State of New York, Series E (GO) 5.00%, 12/15/21 (c)	74,813
875,000	Suffolk County Economic Development Corp. (RB) 5.00%, 07/01/21 (c)	949,419
65,000	Town of Brookhaven, New York (GO) 3.00%, 02/01/23 (c)	66,982
	Town of Brookhaven, Series A (GO)
640,000	3.00%, 02/01/23	678,586
250,000	4.00%, 02/01/23 (c)	271,045
100,000	Town of Oyster Bay (GO) (AGM) 4.00%, 08/01/22 (c)	100,786
	Town of Oyster Bay, New York (GO) (AGM)
265,000	3.00%, 03/01/21 (c)	266,924
485,000	4.00%, 08/01/22 (c)	490,970
	Town of Oyster Bay, New York Public Improvement, Series A (GO) (AGM)
130,000	3.00%, 03/01/21 (c)	129,587
175,000	3.25%, 03/01/21 (c)	175,196
	Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM)
100,000	4.00%, 11/01/20 (c)	102,620
875,000	4.00%, 11/01/20 (c)	914,270
	Triborough Bridge and Tunnel Authority, Series A (RB)
1,000,000	2.78%, 11/15/30 ^	621,550
1,000,000	5.00%, 05/15/23 (c)	1,159,630
900,000	5.00%, 05/15/23 (c)	1,034,001
5,805,000	5.00%, 05/15/23 (c)	6,746,397
1,370,000	5.00%, 05/15/23 (c)	1,604,448
	Triborough Bridge and Tunnel Authority, Series B (RB)
1,345,000	2.83%, 11/15/32 ^	774,222
975,000	4.00%, 11/15/22 (c)	1,072,012
200,000	5.00%, 11/15/22 (c)	232,372
1,000,000	5.00%, 11/15/22 (c)	1,169,000
500,000	5.00%, 11/15/22 (c)	580,040
1,310,000	5.00%, 11/15/23 (c)	1,542,630
1,000,000	5.00%, 05/15/27 (c)	1,191,410
1,000,000	5.00%, 05/15/27 (c)	1,216,310
1,500,000	5.00%, 05/15/27 (c)	1,766,610
1,000,000	5.00%, 05/15/27 (c)	1,184,550
	Utility Debt Securitization Authority (RB)
865,000	3.00%, 12/15/25 (c)	839,387
130,000	5.00%, 06/15/25 (c)	155,588
1,675,000	5.00%, 12/15/25 (c)	1,952,497
1,000,000	5.00%, 06/15/26 (c)	1,184,650
500,000	5.00%, 06/15/26 (c)	586,015
	Utility Debt Securitization Authority, Series E (RB)
1,250,000	5.00%, 12/15/23 (c)	1,459,750
1,675,000	5.00%, 12/15/23 (c)	1,972,346
1,005,000	5.00%, 12/15/23 (c)	1,186,212
		223,616,901
North Carolina: 1.0%
400,000	Cape Fear Public Utility Authority, Water and Sewer System (RB) 4.00%, 08/01/26 (c)	432,836
350,000	City of Raleigh, Combined Enterprise System, Series A (RB) 5.00%, 03/01/23 (c)	410,680
1,000,000	County of Buncombe (RB) 5.00%, 06/01/25	1,202,700
500,000	County of Mecklenburg, Series B (GO) 5.00%, 12/01/25	611,755
1,805,000	County of Wake, North Carolina (GO) 3.00%, 09/01/24 (c)	1,896,243
90,000	County of Wake, Public Improvement (GO) 5.00%, 09/01/24	108,615
	North Carolina Medical Care Commission, Health Care Facilities, Series A (RB)
1,000,000	5.00%, 10/01/22 (c)	1,115,510
250,000	5.00%, 06/01/27	303,273
355,000	North Carolina Municipal Power Agency No. 1, Series A (RB) 2.00%, 01/01/18 (c)	343,558
1,000,000	North Carolina Municipal Power Agency No. 1, Series B (RB) 5.00%, 01/01/22 (c)	1,132,640
20,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series B (RB) 5.00%, 11/01/21 (c)	22,986
540,000	North Carolina State, Series C (RB) 5.00%, 05/01/24 (c)	639,139
	State of North Carolina, Series A (RB)
95,000	2.25%, 05/01/23 (c)	92,358
1,000,000	5.00%, 06/01/23	1,187,260
500,000	5.00%, 06/01/26	613,210
	State of North Carolina, Series B (RB)
250,000	5.00%, 06/01/24	298,433
75,000	5.00%, 06/01/26	91,278
1,500,000	5.00%, 06/01/26 (c)	1,831,170
	State of North Carolina, Series C (RB)
1,040,000	5.00%, 05/01/24 (c)	1,218,786
1,315,000	5.00%, 05/01/24	1,579,788
150,000	The Charlotte-Mecklenburg Hospital Authority (RB) 5.00%, 01/15/22 (c)	165,737
		15,297,955
North Dakota: 0.1%
1,060,000	North Dakota Public Finance Authority, Series A (RB) 5.00%, 10/01/24 (c)	1,226,081
Ohio: 2.6%
20,000	American Municipal Power, Inc., AMP Fremont Energy Center, Series B (RB) 4.00%, 02/15/22 (c)	20,569
670,000	American Municipal Power, Inc., Prairie State Energy Campus, Series A (RB) 5.00%, 02/15/20 (c)	730,106
	City of Columbus, Ohio Sewerage Revenue (RB)
250,000	5.00%, 12/01/24 (c)	290,318
300,000	5.00%, 12/01/24 (c)	354,882
500,000	5.00%, 12/01/24 (c)	594,220
	City of Columbus, Ohio, Series A (GO)
1,725,000	3.00%, 02/15/24 (c)	1,756,826
800,000	4.00%, 02/15/24 (c)	863,016
750,000	5.00%, 07/01/23	889,207
100,000	5.00%, 08/15/23 (c)	117,885
1,075,000	5.00%, 02/15/24 (c)	1,273,982
1,295,000	City of Columbus, Various Purpose, Series 1 (GO) 5.00%, 07/01/23 (c)	1,535,365
	City of Columbus, Various Purpose, Series A (GO)
500,000	3.00%, 07/01/25 (c)	501,100
750,000	3.00%, 07/01/25 (c)	767,385
300,000	3.00%, 07/01/25 (c)	298,761
910,000	3.00%, 08/15/25 (c)	883,810
750,000	3.10%, 07/01/25 (c)	745,095
1,450,000	3.20%, 07/01/25 (c)	1,441,677
100,000	5.00%, 08/15/22 (c)	116,266
1,000,000	City of Toledo, Water System Revenue (RB) 5.00%, 05/15/23 (c)	1,142,000
330,000	County of Cuyahoga, Convention Hotel Project (CP) 5.00%, 06/01/24 (c)	375,906
	County of Franklin, Ohio Hospital Facilities Revenue, Ohiohealth Corp. (RB)
1,000,000	5.00%, 05/15/23 (c)	1,151,400
60,000	5.00%, 05/15/23 (c)	69,998
	County of Hamilton, Ohio Healthcare Facilities, The Christ Hospital Project (RB) (AGM)
870,000	4.00%, 06/01/22 (c)	888,392
790,000	5.25%, 06/01/22 (c)	900,252
340,000	County of Hamilton, Ohio Sales Tax Revenue, Series A (RB) 5.00%, 12/01/26 (c)	400,347
375,000	County of Hamilton, Ohio Sewer System Revenue, Series A (RB) 5.00%, 12/01/24 (c)	434,618
	County of Hamilton, Ohio The Christ Hospital Project (RB)
695,000	5.25%, 06/01/22 (c)	785,684
500,000	5.25%, 06/01/22 (c)	565,770
75,000	Cuyahoga County, Various Purpose (RB) 3.00%, 12/01/24 (c)	74,327
750,000	Dayton Metro Library, Series A (GO) 3.25%, 12/01/21 (c)	752,310
2,175,000	Ohio State Common Schools, Series A (GO) 5.00%, 09/15/23	2,580,420
1,000,000	Ohio Water Development Authority, Fresh Water, Series B (RB) 5.00%, 12/01/26 (c)	1,183,120
70,000	Ohio Water Development Authority, Water Pollution Control (RB) 5.00%, 12/01/24	84,524
85,000	Promedica Healthcare Obligated Group, Ohio Hospital, Series D (RB) 5.00%, 11/15/21 (c)	94,279
895,000	State of Ohio, Higher Education, Series C (GO) 5.00%, 08/01/23	1,060,154
	State of Ohio, Highway Capital Improvement, Series R (GO)
2,500,000	5.00%, 05/01/24 (c)	2,937,050
1,000,000	5.00%, 05/01/24 (c)	1,188,740
500,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/26 (c)	588,135
	State of Ohio, Major New State Infrastructure Project (RB)
1,100,000	5.00%, 06/15/22 (c)	1,267,717
100,000	5.00%, 06/15/26 (c)	119,560
500,000	State of Ohio, Parks and Recreation Improvement, Series C (RB) 5.00%, 12/01/26 (c)	589,210
3,000,000	State of Ohio, Series A (GO) 5.00%, 09/15/26	3,654,690
1,345,000	State of Ohio, University Hospitals Health System, Series A (RB) 5.00%, 01/15/23 (c)	1,495,210
		37,564,283
Oklahoma: 0.2%
	Grand River Dam Authority, Series A (RB)
1,040,000	5.00%, 06/01/24 (c)	1,189,105
65,000	5.00%, 06/01/24 (c)	74,690
115,000	5.00%, 06/01/24 (c)	134,894
1,000,000	Oklahoma Capital Improvement Authority, Series A (RB) 5.00%, 07/01/24 (c)	1,154,250
90,000	Oklahoma City Water Utilities Trust, Water and Sewer Revenue (RB) 5.00%, 07/01/23 (c)	106,585
		2,659,524
Oregon: 0.7%
100,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, Series B (GO) (SBG) 4.00%, 06/15/22 (c)	109,381
375,000	City of Eugene, Electric Utility System Revenue, Series A (RB) 4.00%, 08/01/26 (c)	401,618
500,000	Clackamas County School District No. 12 North Clackamas (GO) (SBG) 5.00%, 06/15/24 (c)	587,655
1,000,000	Department of Administrative Services, Oregon State Lottery Revenue, Series D (RB) 5.00%, 04/01/25 (c)	1,189,180
	Metro, Oregon, Series A (GO)
500,000	4.00%, 06/01/22 (c)	549,225
400,000	5.00%, 06/01/22 (c)	464,520
75,000	Metro, Series A (GO) 5.00%, 06/01/22 (c)	87,347
200,000	Oregon Health and Science University, Series B (RB) 5.00%, 07/01/26 (c)	229,750
	State of Oregon Department of Transportation, Highway User Tax, Senior Lien, Series A (RB)
10,000	5.00%, 11/15/22	11,732
200,000	5.00%, 11/15/23	237,598
750,000	5.00%, 11/15/24 (c)	884,167
745,000	5.00%, 11/15/24 (c)	882,326
700,000	5.00%, 11/15/24 (c)	821,429
65,000	5.00%, 11/15/24 (c)	77,440
200,000	5.00%, 11/15/24 (c)	234,694
225,000	5.00%, 11/15/24	269,656
1,850,000	State of Oregon, Department of Administrative Services, Lottery Revenue, Series D (RB) 5.00%, 04/01/25 (c)	2,213,599
	State of Oregon, Series A (GO)
550,000	5.00%, 08/01/23 (c)	641,278
180,000	5.00%, 08/01/23 (c)	210,584
500,000	State of Oregon, Series F (GO) 5.00%, 05/01/23 (c)	586,025
		10,689,204
Pennsylvania: 3.8%
1,490,000	Allegheny County Sanitary Authority, Sewer Revenue (RB) 5.00%, 12/01/25 (c)	1,697,229
450,000	Bensalem Township School District (GO) (SAW) 5.00%, 12/01/23 (c)	522,036
1,000,000	City of Philadelphia, Pennsylvania Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	1,127,260
	City of Philadelphia, Series A (GO)
1,000,000	5.00%, 08/01/25 (c)	1,143,350
450,000	5.25%, 07/15/21 (c)	508,487
	Commonwealth of Pennsylvania, First Refunding Series (GO)
500,000	4.00%, 07/01/23	546,955
500,000	5.00%, 07/01/23	576,490
1,200,000	5.00%, 09/15/25	1,398,840
	Commonwealth of Pennsylvania, First Series (GO)
925,000	5.00%, 11/15/21 (c)	1,055,499
570,000	5.00%, 11/15/21 (c)	647,617
720,000	5.00%, 11/15/21 (c)	826,193
1,095,000	5.00%, 11/15/21 (c)	1,252,176
1,345,000	5.00%, 06/01/22 (c)	1,523,186
1,075,000	5.00%, 06/01/22 (c)	1,219,147
1,250,000	5.00%, 06/01/22 (c)	1,422,312
1,450,000	5.00%, 04/01/23 (c)	1,661,105
1,350,000	5.00%, 04/01/23 (c)	1,540,741
1,000,000	5.00%, 04/01/23	1,149,290
1,450,000	5.00%, 04/01/23 (c)	1,665,571
500,000	5.00%, 06/15/24 (c)	581,055
500,000	5.00%, 06/15/24	578,510
1,430,000	5.00%, 03/15/25 (c)	1,596,423
	Commonwealth of Pennsylvania, Second Series (GO) (AGM)
650,000	3.00%, 09/15/26 (c)	577,973
300,000	4.00%, 10/15/23 (c)	321,654
250,000	4.00%, 09/15/26 (c)	262,418
500,000	5.00%, 10/15/23 (c)	576,320
860,000	5.00%, 10/15/23 (c)	979,893
420,000	5.00%, 10/15/23 (c)	486,074
500,000	5.00%, 10/15/23 (c)	580,335
1,000,000	5.00%, 10/15/23 (c)	1,136,130
2,385,000	5.00%, 09/15/26	2,791,714
750,000	County of Allegheny, Series C-75 (GO) 5.00%, 11/01/26 (c)	875,205
500,000	County of Chester, Series A (GO) 4.00%, 07/15/26 (c)	553,010
200,000	Delaware River Port Authority (RB) 5.00%, 01/01/24 (c)	223,868
	Douphin Country General Authority Health System, Series A (RB)
1,500,000	3.00%, 06/01/26 (c)	1,344,765
400,000	4.00%, 06/01/26 (c)	408,744
	Monroeville Finance Authority (RB)
940,000	5.00%, 02/15/26	1,116,419
1,225,000	5.00%, 02/15/27	1,465,222
250,000	Montgomery County Industrial Development Authority, Lofe Communities, Inc. (RB) 5.00%, 05/15/22 (c)	273,740
340,000	Pennsylvania Economic Development Financing Authority (RB) 5.00%, 09/15/26 (c)	390,306
100,000	Pennsylvania Gas Works Revenue, Thirteenth Series (RB) 5.00%, 08/01/24	113,982
500,000	Pennsylvania Higher Educational Facilities Authority, Series AM (RB) 4.00%, 06/15/21 (c)	533,180
940,000	Pennsylvania Higher Educational Facilities Authority, Series AT-1 (RB) 5.00%, 06/15/26 (c)	1,065,387
	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania, Health System, Series A (RB)
250,000	5.00%, 08/15/22 (c)	282,938
40,000	5.00%, 08/15/22 (c)	45,962
725,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 114C (RB) 3.30%, 10/01/21 (c)	687,836
125,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 119 (RB) 3.20%, 04/01/25 (c)	117,261
500,000	Pennsylvania Turnpike Commission (RB) 5.00%, 12/01/25 (c)	566,250
	Pennsylvania Turnpike Commission, Second Series B (RB)
1,600,000	3.00%, 06/01/26 (c)	1,404,624
870,000	3.00%, 06/01/26 (c)	774,143
2,460,000	4.00%, 06/01/26 (c)	2,459,902
	Pennsylvania Turnpike Commission, Series A (RB)
370,000	5.00%, 12/01/24 (c)	411,984
750,000	5.00%, 12/01/26 (c)	861,675
	Pennsylvania Turnpike Commission, Series C (RB)
400,000	5.00%, 12/01/24 (c)	451,556
1,000,000	5.50%, 12/01/23 (c)	1,174,850
	Philadelphia Gas Works Co., Fourteenth Series (RB)
1,000,000	5.00%, 10/01/25	1,149,050
1,000,000	5.00%, 10/01/26 (c)	1,115,930
1,000,000	5.00%, 10/01/26 (c)	1,121,140
1,000,000	School District of Philadelphia, Series F (GO) (SAW) 5.00%, 09/01/25	1,098,630
	St. Mary Hospital Authority, Catholic Health East Issue, Series A (RB)
60,000	5.00%, 05/15/20 (c)	66,336
150,000	5.25%, 05/15/20 (c)	166,677
	State Public School Building Authority (RB)
820,000	5.00%, 04/01/22 (c)	861,369
1,000,000	5.00%, 12/01/26 (c)	1,095,880
		56,229,804
Rhode Island: 0.3%
	Rhode Island Health and Educational Building Corp., Series A (RB)
500,000	4.00%, 05/15/26 (c)	532,300
385,000	5.00%, 05/15/25 (c)	443,220
1,275,000	State of Rhode Island, Series A (GO) 5.50%, 08/01/21 (c)	1,482,595
	State of Rhode Island, Series D (GO)
1,000,000	5.00%, 08/01/24 (c)	1,170,640
250,000	5.00%, 08/01/24 (c)	294,155
175,000	5.00%, 08/01/24	205,515
		4,128,425
South Carolina: 1.1%
	Berkeley County, South Carolina School District, Series A (GO)
325,000	3.00%, 03/01/24 (c)	332,716
150,000	3.00%, 03/01/24 (c)	154,344
	Charleston Educational Excellence Finance Corp. (RB)
245,000	5.00%, 12/01/23 (c)	282,387
920,000	5.00%, 12/01/23 (c)	1,041,900
300,000	5.00%, 12/01/23	352,143
105,000	5.00%, 12/01/23 (c)	123,105
150,000	5.00%, 12/01/24 (c)	171,011
895,000	Charleston Educational Excellence Finance Corp., County School District (RB) 5.00%, 12/01/24	1,061,542
50,000	Charleston Educational Excellence Financing Corporation Installment Purchase Revenue Refunding, Series B (RB) 5.00%, 12/01/23 (c)	58,829
1,000,000	Greenville Hospital System Board of Trustees (RB) 5.00%, 05/01/22 (c)	1,115,870
150,000	Greenwood Fifty Schools Facilities, Inc., Greenwood School District No. 50 (RB) 3.25%, 06/01/26 (c)	145,113
400,000	Kershaw County Public School District (RB) 3.38%, 12/01/25 (c)	400,140
500,000	Richland County, South Carolina School District No. 1, Series A (GO) 5.00%, 09/01/21 (c)	570,470
100,000	School District No. 2 of Dorchester County, Series A (GO) 4.00%, 03/01/24 (c)	109,131
	South Carolina Jobs Economic Development Authority, Bon Secours Health System Obligated Group (RB)
1,000,000	3.75%, 11/01/22 (c)	1,041,950
350,000	5.00%, 11/01/22 (c)	396,540
	South Carolina Jobs Economic Development Authority, Palmetto Health, Series A (RB)
220,000	5.00%, 08/01/23 (c)	232,731
395,000	5.25%, 08/01/23 (c)	421,133
1,000,000	South Carolina Public Service Authority, Series A (RB) 5.00%, 06/01/26 (c)	1,141,530
1,500,000	South Carolina Public Service Authority, Series C (RB) 5.00%, 12/01/24 (c)	1,712,355
	South Carolina State Public Service Authority, Series A (RB)
900,000	5.00%, 12/01/21 (c)	1,021,419
60,000	5.00%, 12/01/24	70,789
5,000,000	South Carolina Transportation Infrastructure Bank (RB) 2.25%, 10/01/25 (c)	4,053,050
		16,010,198
Tennessee: 0.7%
725,000	City of Chattanooga, Electric System, Series A (RB) 5.00%, 09/01/25	865,991
715,000	City of Knoxville, Wastewater System Revenue, Series A (RB) 3.00%, 04/01/21 (c)	702,745
275,000	City of Memphis, Series A (GO) 5.00%, 04/01/25	328,372
1,200,000	County of Shelby, Tennessee (GO) 5.00%, 03/01/24	1,429,488
680,000	Knox County Health Educational and Housing Facility Board, Series A (RB) 5.00%, 01/01/23 (c)	764,116
1,485,000	Memphis, Tennessee General Improvement Refunding, Series A (GO) 5.00%, 11/01/23	1,748,320
500,000	Metropolitan Government of Nashville & Davidson County, Tennessee (GO) 5.00%, 07/01/23	590,485
	Metropolitan Government of Nashville and Davidson County (GO)
1,600,000	4.00%, 07/01/26 (c)	1,693,920
545,000	4.00%, 07/01/26 (c)	583,379
100,000	5.00%, 01/01/26	120,924
515,000	Metropolitan Government of Nashville and Davidson County, Vanderbilt University Center, Series A (RB) 5.00%, 07/01/26 (c)	581,759
500,000	State of Tennessee, Series B (GO) 2.00%, 10/01/20 (c)	491,370
		9,900,869
Texas: 10.6%
500,000	Alvin Independent School District, Series A (GO) 5.00%, 02/15/26 (c)	587,255
	Austin Independent School District, Series B (GO)
750,000	5.00%, 08/01/24	893,790
500,000	5.00%, 08/01/26 (c)	598,525
300,000	Bexar County Hospital District (GO) 5.00%, 02/15/25	354,039
250,000	Birdville Independent School District (GO) 5.00%, 02/15/25 (c)	289,515
1,250,000	Board of Regents of Texas A&M University System, Series D (RB) 5.00%, 05/15/25	1,499,012
930,000	Board of Regents of Texas State University System, Series A (RB) 5.00%, 03/15/25 (c)	1,090,127
500,000	Board of Regents of Texas State University System, Series E (RB) 5.00%, 08/15/27	612,010
250,000	Board of Regents of University of North Texas, Series A (RB) 5.00%, 04/15/27	300,465
	Board of Regents of University of Texas System, Series A (RB)
450,000	5.00%, 02/15/22 (c)	517,356
505,000	5.00%, 07/01/25 (c)	588,557
750,000	Board of Regents of University of Texas System, Series D (RB) 5.00%, 08/15/24	895,620
140,000	Board of Regents of University of Texas, Series E (RB) 5.00%, 08/15/26	169,921
500,000	Board of Regents, A and M University System, Series A (RB) 5.50%, 07/01/25 (c)	617,840
500,000	Brownsville, Texas Utilities System Revenue, Series A (RB) 5.00%, 09/01/23 (c)	564,055
	Central Texas Regional Mobility Authority, Senior Lien (RB)
250,000	5.00%, 01/01/26 (c)	276,270
675,000	5.00%, 01/01/26 (c)	750,823
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
230,000	5.00%, 01/01/23 (c)	248,145
200,000	5.00%, 07/01/25 (c)	221,382
500,000	Cities of Dallas and Fort Worth, International Airport Joint Revenue, Series F (RB) 5.00%, 11/01/23 (c)	580,485
	City of Austin, Texas, Water & Wastewater System Revenue (RB)
1,000,000	3.70%, 05/15/23 (c)	1,063,360
50,000	5.00%, 11/15/22 (c)	58,301
50,000	5.00%, 05/15/23 (c)	58,524
1,000,000	5.00%, 05/15/24 (c)	1,165,490
650,000	5.00%, 05/15/24 (c)	750,548
1,000,000	5.00%, 05/15/24 (c)	1,158,990
	City of Austin, Water and Wastewater System Revenue (RB)
400,000	5.00%, 11/15/21 (c)	459,988
500,000	5.00%, 11/15/22 (c)	579,450
1,400,000	5.00%, 11/15/26 (c)	1,637,104
	City of Dallas (GO)
500,000	5.00%, 02/15/24 (c)	549,995
1,175,000	5.00%, 02/15/24 (c)	1,316,670
1,450,000	5.00%, 02/15/24 (c)	1,646,417
500,000	5.00%, 02/15/25 (c)	548,815
1,000,000	5.00%, 02/15/25 (c)	1,119,100
400,000	City of Dallas, Series A (GO) 5.00%, 02/15/23 (c)	446,476
	City of Dallas, Waterworks and Sewer System, Series A (RB)
30,000	5.00%, 10/01/22 (c)	34,620
1,000,000	5.00%, 10/01/25 (c)	1,171,480
1,425,000	5.00%, 10/01/25 (c)	1,678,978
1,350,000	5.00%, 10/01/26 (c)	1,581,120
1,150,000	5.00%, 10/01/26 (c)	1,354,286
400,000	City of El Paso, Water and Sewer Revenue (RB) 5.00%, 03/01/24 (c)	467,320
1,000,000	City of Fort Worth (GO) 5.00%, 03/01/22 (c)	1,153,270
	City of Fort Worth and Dallas, Texas International Airport, Series G (RB)
50,000	5.00%, 11/01/20 (c)	55,825
1,490,000	5.00%, 11/01/20 (c)	1,664,151
1,130,000	City of Fort Worth, Series A (GO) 5.00%, 03/01/25 (c)	1,316,574
1,000,000	City of Frisco (GO) 5.00%, 02/15/23 (c)	1,164,970
500,000	City of Houston, Combined Utility System Revenue, First Lien, Series B (RB) 5.00%, 11/15/26	603,050
	City of Houston, Series A (GO)
650,000	5.00%, 03/01/24 (c)	732,329
1,000,000	5.00%, 03/01/24 (c)	1,135,530
635,000	5.00%, 03/01/26 (c)	716,413
200,000	5.00%, 03/01/26 (c)	227,656
700,000	City of Houston, Texas Combined Utility System Revenue, First Lien, Series C (RB) 5.00%, 05/15/24 (c)	811,293
	City of San Antonio, Electric and Gas Systems Revenue (RB)
1,200,000	5.00%, 08/01/22 (c)	1,387,788
1,040,000	5.00%, 02/01/23	1,215,427
1,000,000	5.00%, 08/01/26 (c)	1,207,310
500,000	5.25%, 02/01/25	606,745
	City of San Antonio, General Improvement (GO)
1,230,000	5.00%, 02/01/24 (c)	1,433,922
100,000	5.00%, 02/01/24	118,487
300,000	City of San Antonio, Public Facilities Corp. Improvement (RB) 3.00%, 09/15/22 (c)	292,515
1,070,000	City of San Antonio, Texas (GO) 5.00%, 02/01/24 (c)	1,233,999
	City of San Antonio, Water System Revenue (RB)
1,000,000	5.00%, 05/15/22 (c)	1,150,220
1,025,000	5.00%, 05/15/22 (c)	1,187,893
500,000	City of San Antonio, Water System Revenue, Series A (RB) 5.00%, 05/15/26 (c)	578,725
50,000	Clear Creek Independent School District, Series A (GO) 5.00%, 02/15/25 (c)	58,452
1,000,000	Clear Creek Independent School District, Series B (GO) 5.00%, 02/15/22 (c)	1,152,000
	Comal Independent School District, Series A (GO)
120,000	4.00%, 02/01/21 (c)	128,122
585,000	4.00%, 02/01/21 (c)	625,055
500,000	Conroe Independent School District, Series A (GO) 5.00%, 02/15/21 (c)	559,285
	County of Denton, Texas (GO)
875,000	5.00%, 07/15/20 (c)	974,697
1,000,000	5.00%, 07/15/20 (c)	1,117,520
500,000	County of Fort Bend, Series B (GO) 4.00%, 03/01/26 (c)	529,670
	County of Harris, Series A (GO)
1,280,000	5.00%, 10/01/25 (c)	1,501,645
1,000,000	5.00%, 10/01/25 (c)	1,179,920
250,000	5.00%, 10/01/25 (c)	299,470
250,000	County of Harris, Subordinate Lien, Series A (GO) 5.00%, 08/15/22 (c)	291,868
500,000	County of Harris, Texas (RB) 5.00%, 08/15/22 (c)	570,600
	County of Harris, Texas Toll Road, Senior Lien, Series A (RB)
1,250,000	5.00%, 08/15/26 (c)	1,438,037
2,250,000	5.00%, 08/15/26 (c)	2,600,482
1,500,000	5.00%, 08/15/26 (c)	1,752,540
1,300,000	Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/25 (c)	1,513,603
	Cypress-Fairbanks Independent School District, Series C (GO)
100,000	5.00%, 02/15/23	117,032
700,000	5.00%, 02/15/24 (c)	816,641
100,000	Dallas and Fort Worth International Airport, Series D (RB) 5.25%, 11/01/23 (c)	115,756
75,000	Dallas and Fort Worth International Airport, Series G (RB) 5.00%, 11/01/20 (c)	83,651
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
75,000	5.00%, 12/01/22	87,182
1,050,000	5.00%, 12/01/25 (c)	1,222,389
90,000	5.00%, 12/01/25 (c)	105,388
500,000	5.00%, 12/01/25 (c)	595,835
	Dallas Independent School District (GO)
100,000	5.00%, 02/15/21 (c)	112,852
890,000	5.00%, 08/15/22 (c)	1,024,159
100,000	5.00%, 08/15/22 (c)	116,323
250,000	5.00%, 02/15/25	299,250
	Dallas Independent School District, Series A (GO)
1,000,000	5.00%, 08/15/24 (c)	1,171,430
100,000	5.00%, 08/15/24	119,034
385,000	Dallas, Texas, Series A (GO) 5.00%, 02/15/23 (c)	424,794
1,330,000	Denton Independent School District (GO) 5.00%, 02/15/25 (c)	1,584,495
335,000	Eagle Mountain and Saginaw Independent School District (GO) 4.00%, 02/15/26 (c)	354,799
75,000	Ector County Independent School District (GO) 5.00%, 08/15/23 (c)	87,119
115,000	El Paso Independent School District (GO) 5.00%, 08/15/24 (c)	132,835
750,000	Fort Bend Independent School District (GO) 5.00%, 08/15/22 (c)	871,140
	Fort Worth Independent School District (GO)
500,000	5.00%, 02/15/26 (c)	595,165
750,000	5.00%, 02/15/26	906,157
	Garland Independent School District (GO)
165,000	4.00%, 02/15/25 (c)	175,487
525,000	5.00%, 02/15/25	628,850
250,000	Grapevine-Colleyville Independent School District (GO) 5.00%, 08/15/25 (c)	290,048
1,250,000	Harris County Flood Control District Improvement, Series A (GO) 5.00%, 10/01/25 (c)	1,462,250
	Harris County, Houston Sports Authority, Senior Lien, Series A (RB)
100,000	5.00%, 11/15/24 (c)	112,383
965,000	5.00%, 11/15/24 (c)	1,088,752
1,225,000	5.00%, 11/15/24 (c)	1,389,334
1,505,000	Harris County, Texas Cultural Education Facilities Finance Corp. (RB) 5.00%, 12/01/24 (c)	1,706,805
	Harris County, Texas Cultural Education Facilities Finance Corp., Baylor College of Medicine (RB)
1,000,000	3.00%, 05/15/26 (c)	876,700
500,000	3.00%, 05/15/26 (c)	447,145
425,000	Harris County, Texas Cultural Education Facilities Finance Corp., Series 1 (RB) 5.00%, 10/01/23	498,058
	Harris County, Texas Cultural Education Facilities Finance Corp., Series A (RB)
150,000	5.00%, 12/01/22 (c)	168,656
120,000	5.00%, 12/01/22 (c)	135,685
725,000	Harris County, Texas Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/21 (c)	817,880
500,000	Harris County, Texas Flood Control District (GO) 5.00%, 10/01/24 (c)	588,170
	Harris County, Texas Flood Control District, Series A (GO)
500,000	5.00%, 10/01/24 (c)	585,125
250,000	5.00%, 10/01/25 (c)	294,135
1,000,000	5.00%, 10/01/25 (c)	1,183,320
1,480,000	Harris County, Texas Unlimited Tax Road Refunding, Series A (GO) 5.00%, 10/01/22 (c)	1,741,116
1,000,000	Houston Combined Utility System Revenue, First Lien, Series A (RB) 5.00%, 11/15/24 (c)	1,172,700
70,000	Houston Independent School District, Limited Tax School House, Series A (GO) 5.00%, 02/15/26 (c)	82,277
100,000	Houston Independent School District, Limited Tax School House, Series C (GO) 4.00%, 02/15/23 (c)	108,410
250,000	Houston, Texas Independent School District, Series A (GO) 5.00%, 02/15/23 (c)	292,890
	Houston, Texas Public Improvement Refunding, Series A (GO)
1,340,000	5.00%, 03/01/23 (c)	1,555,097
750,000	5.00%, 03/01/24 (c)	856,290
	Humble Independent School District (GO)
250,000	4.00%, 02/15/26 (c)	260,593
500,000	5.00%, 02/15/25	598,500
1,200,000	Irving Independent School District, Series A (GO) 5.00%, 02/15/24	1,418,688
	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series A (GO)
120,000	5.00%, 02/15/25 (c)	141,902
305,000	5.00%, 02/15/25	365,582
315,000	Keller Independent School District, Series A (GO) 4.00%, 02/15/25 (c)	330,444
350,000	Leander Independent School District, Series A (GO) 5.00%, 08/15/23 (c)	409,101
145,000	Lewisville Independent School District (GO) 5.00%, 08/15/25	175,051
1,000,000	Lone Star College System (GO) 5.00%, 02/15/26 (c)	1,152,940
	Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
240,000	4.00%, 05/15/22 (c)	249,137
155,000	4.00%, 05/15/22 (c)	161,975
210,000	5.00%, 05/15/26 (c)	247,718
55,000	Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Series A (RB) 5.00%, 05/15/23 (c)	62,673
	Lower Colorado River Authority, Series A (RB)
600,000	5.00%, 05/15/22 (c)	676,002
990,000	5.00%, 05/15/22 (c)	1,129,105
	Lower Colorado River Authority, Series B (RB)
675,000	5.00%, 05/15/22 (c)	759,436
660,000	5.00%, 05/15/22 (c)	745,701
1,370,000	5.00%, 05/15/22 (c)	1,555,183
370,000	5.00%, 05/15/25 (c)	416,387
380,000	5.00%, 05/15/25 (c)	435,959
845,000	Matagorda County, Texas Navigation District No. 1 (RB) 4.00%, 06/03/23 (c)	868,778
250,000	Midland County Fresh Water Supply District No. 1, City of Midland Project (RB) 5.00%, 09/15/22 (c)	285,653
	New Hope Cultural Education Facilities Corp. (RB)
1,000,000	4.00%, 07/01/26 (c)	982,760
500,000	5.00%, 07/01/25 (c)	543,845
	North Texas Municipal Water District, Water System Revenue (RB)
95,000	3.00%, 09/01/25 (c)	93,331
650,000	4.00%, 03/01/22 (c)	675,415
1,430,000	5.00%, 09/01/25 (c)	1,685,098
85,000	5.00%, 09/01/25 (c)	100,808
400,000	5.00%, 09/01/26 (c)	471,264
305,000	5.25%, 03/01/22 (c)	353,910
250,000	North Texas Tollway Authority, First Tier, Series A (RB) 5.00%, 01/01/26 (c)	280,523
1,485,000	North Texas Tollway Authority, Second Tier, Series A (RB) 5.00%, 01/01/25 (c)	1,655,092
850,000	North Texas Tollway Authority, Second Tier, Series B (RB) 5.00%, 01/01/24 (c)	950,878
1,230,000	Northside Independent School District (GO) 5.00%, 08/15/21 (c)	1,396,013
	Northwest Independent School District, Series A (GO)
1,000,000	5.00%, 02/15/24	1,182,240
1,000,000	5.00%, 02/15/25 (c)	1,179,330
500,000	Pasadena Independent School District, Unlimited Tax School Building (GO) 5.00%, 02/15/23 (c)	577,470
1,465,000	San Antonio Electric and Gas Systems Revenue (RB) 5.25%, 02/01/24	1,756,359
	San Antonio Independent School District, Unlimited Tax School Building (GO)
750,000	5.00%, 02/15/23	878,670
1,445,000	5.00%, 02/15/24	1,713,510
400,000	San Antonio Water System, Junior Lien, Series A (RB) 5.00%, 05/15/26 (c)	467,920
1,000,000	Spring Independent School District (GO) 5.00%, 08/15/25 (c)	1,187,650
	State of Texas, Transportation Commission (GO)
50,000	5.00%, 04/01/24 (c)	58,041
750,000	5.00%, 04/01/24 (c)	880,267
	State of Texas, Transportation Commission, Series A (GO)
1,355,000	5.00%, 04/01/22 (c)	1,557,667
1,255,000	5.00%, 10/01/24 (c)	1,455,398
1,000,000	5.00%, 10/01/25 (c)	1,191,860
1,000,000	5.00%, 04/01/26 (c)	1,172,240
	State of Texas, Transportation Commission, Series B (GO)
2,000,000	5.00%, 10/01/27 (c)	2,360,580
1,500,000	5.00%, 10/01/27 (c)	1,779,465
30,000	Tarrant County, Cultural Education Facilities Finance Corp. (RB) 5.00%, 10/01/23 (c)	34,515
	Tarrant County, Texas Cultural Education Facilities Finance Corp. (RB)
820,000	5.00%, 10/01/23 (c)	926,772
235,000	5.25%, 10/01/23 (c)	270,219
	Tarrant Regional Water Control and Improvement District (RB)
1,100,000	5.00%, 03/01/25 (c)	1,296,471
1,025,000	5.00%, 03/01/25 (c)	1,214,656
1,000,000	5.00%, 03/01/25	1,195,540
	Texas Municipal Gas Acquisition & Supply Corp. III (RB)
225,000	5.00%, 12/15/22 (c)	242,379
230,000	5.00%, 12/15/22 (c)	250,307
	Texas Municipal Gas Acquisition and Supply Corp. III (RB)
145,000	5.00%, 12/15/22 (c)	155,169
550,000	5.00%, 12/15/22 (c)	584,688
50,000	5.00%, 12/15/22 (c)	54,610
1,450,000	5.00%, 12/15/22 (c)	1,592,607
500,000	5.00%, 12/15/22 (c)	547,775
465,000	Texas Public Finance Authority (GO) 5.00%, 10/01/26 (c)	561,994
1,000,000	Texas State University System (RB) 5.00%, 03/15/27 (c)	1,194,570
1,000,000	Texas Transportation Commission State Highway Fund (RB) 5.00%, 10/01/26	1,214,320
	Texas Transportation Commission State Highway Fund, First Tier, Series A (RB)
1,000,000	5.00%, 04/01/23	1,176,230
1,940,000	5.00%, 04/01/24	2,307,921
125,000	Texas Transportation Commission, Central Tax Turnpike System, Second Tier, Series C (RB) 5.00%, 08/15/24 (c)	138,193
	Texas Water Development Board (RB)
150,000	5.00%, 10/15/25 (c)	177,224
595,000	5.00%, 10/15/26 (c)	708,276
1,000,000	Texas Water Development Board, Series A (RB) 5.00%, 10/15/25 (c)	1,184,050
80,000	Tomball Independent School District (GO) 5.00%, 02/15/24	94,808
650,000	University of Texas, Revenue Financing System, Series A (RB) 5.00%, 02/15/22 (c)	747,968
75,000	Ysleta Independent School District (GO) 5.00%, 08/15/24 (c)	86,798
		154,982,443
Utah: 0.2%
605,000	Board of Education of Cache County School District (GO) (SBG) 4.00%, 06/15/24 (c)	641,826
370,000	Canyons School District, Utah School Bond Guaranty Program (GO) (SBG) 3.00%, 06/15/22 (c)	356,961
400,000	State of Utah (GO) 5.00%, 07/01/24	481,352
	Utah Transit Authority, Subordinated Sales Tax (RB)
155,000	3.00%, 06/15/26 (c)	151,805
600,000	4.00%, 06/15/26 (c)	640,068
155,000	Utah Transit Authority, Subordinated Sales Tax, Series A (RB) 5.00%, 06/15/25 (c)	181,028
		2,453,040
Virginia: 2.5%
650,000	Arlington County, Series B (GO) 5.00%, 08/15/26 (c)	795,723
140,000	City of Richmond, Public Improvement, Series A (GO) (SAW) 5.00%, 03/01/23 (c)	163,660
530,000	City of Richmond, Public Utility Revenue, Series A (RB) 5.00%, 01/15/23 (c)	606,606
835,000	Commonwealth of Virginia, Series A-2 (GO) 4.00%, 06/01/21 (c)	902,443
	Commonwealth of Virginia, Series B (GO) (SAW)
500,000	5.00%, 06/01/25 (c)	598,420
1,000,000	5.00%, 06/01/25 (c)	1,202,700
90,000	5.00%, 06/01/25 (c)	108,698
1,340,000	County of Fairfax, Public Improvement, Series A (GO) (SAW) 5.00%, 10/01/23	1,596,878
1,255,000	County of Loudoun, Series A (GO) (SAW) 5.00%, 12/01/22 (c)	1,470,910
	Fairfax County, Public Improvement, Series B (GO) (SAW)
225,000	5.00%, 04/01/23	266,085
1,075,000	5.00%, 04/01/24	1,288,355
485,000	Fairfax County, Virginia Economic Development Authority (RB) 5.00%, 10/01/24 (c)	560,990
250,000	Hampton Roads Sanitation District, Series A (RB) 5.00%, 08/01/26 (c)	296,493
750,000	Upper Occoquan Sewage Authority (RB) 5.00%, 07/01/25 (c)	897,705
485,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB) 5.00%, 02/01/24	576,049
1,100,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series B (RB) (SAW) 5.00%, 09/01/23	1,299,452
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
425,000	3.00%, 02/01/22 (c)	431,915
1,335,000	5.00%, 02/01/22 (c)	1,535,424
1,140,000	5.00%, 09/01/22 (c)	1,322,252
100,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series B (RB) 5.00%, 02/01/22 (c)	115,013
	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB)
1,000,000	3.00%, 09/01/24	1,049,840
1,000,000	5.00%, 09/01/26 (c)	1,197,620
1,000,000	5.00%, 09/01/26 (c)	1,206,070
1,100,000	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series B (RB) 4.00%, 09/01/22 (c)	1,189,562
	Virginia Commonwealth Transportation Board, Capital Projects (RB)
250,000	4.00%, 05/15/24 (c)	264,728
1,000,000	5.00%, 05/15/24 (c)	1,179,340
	Virginia Commonwealth Transportation Board, Series A (RB)
150,000	5.00%, 03/15/23 (c)	174,657
450,000	5.00%, 03/15/23 (c)	518,391
1,450,000	5.00%, 03/15/23 (c)	1,688,351
	Virginia Public Building Authority, Series A (RB)
125,000	3.00%, 08/01/24 (c)	123,585
475,000	3.00%, 08/01/24 (c)	473,627
1,200,000	3.00%, 08/01/26 (c)	1,124,040
1,000,000	5.00%, 08/01/25	1,210,690
	Virginia Public Building Authority, Series C (RB)
400,000	4.00%, 08/01/24 (c)	444,820
1,750,000	5.00%, 08/01/23	2,071,755
	Virginia Public School Authority (RB) (SAW)
750,000	5.00%, 08/01/26 (c)	904,785
450,000	5.00%, 08/01/26 (c)	546,678
870,000	Virginia Public School Authority, Series A (RB) (SAW) 5.00%, 08/01/24	1,039,450
1,000,000	Virginia Public School Authority, Series B (RB) (SAW) 4.00%, 08/01/24 (c)	1,101,220
750,000	Virginia Small Business Financing Authority, Hampton University (RB) 5.25%, 10/01/24 (c)	868,597
1,315,000	Virginia State Public School Authority, School Financing, Series A (RB) (SAW) 5.00%, 08/01/23	1,553,265
250,000	Virginia State, Resources Authority, Clean Water State (RB) 5.00%, 10/01/23 (c)	296,720
		36,263,562
Washington: 3.7%
	Central Puget Sound Regional Transit Authority, Sale Tax , Series S-1 (RB)
625,000	5.00%, 11/01/22 (c)	725,519
750,000	5.00%, 11/01/25 (c)	882,892
570,000	5.00%, 11/01/25 (c)	674,407
	Central Puget Sound Regional Transit Authority, Sale Tax and Motor Vehicle Excise Tax, Series P-1 (RB)
250,000	5.00%, 02/01/22 (c)	287,148
555,000	5.00%, 02/01/22 (c)	638,322
75,000	5.00%, 02/01/22 (c)	86,492
2,175,000	City of Seattle, Drainage and Wastewater System (RB) 4.00%, 04/01/26 (c)	2,313,917
1,000,000	City of Seattle, Water System Revenue (RB) 5.00%, 05/01/25 (c)	1,179,470
485,000	County of King, Series E (GO) 5.00%, 12/01/25 (c)	578,382
	County of King, Washington Sewer Revenue, Series A (GO)
150,000	5.00%, 07/01/24	179,708
1,000,000	5.00%, 01/01/25 (c)	1,167,480
850,000	Energy Northwest Colombia Generating Station Electric, Series A (RB) 5.00%, 07/01/24 (c)	981,733
	Energy Northwest Generating Station, Series A (RB)
90,000	4.00%, 07/01/24	101,349
200,000	5.00%, 07/01/23	236,062
1,610,000	Energy Northwest Project 1 Electric, Series A (RB) 5.00%, 07/01/25	1,936,588
1,000,000	Energy Northwest Project 1 Electric, Series C (RB) 5.00%, 07/01/24 (c)	1,177,770
5,000	Energy Northwest, Series C (RB) 5.00%, 07/01/24 (c)	5,952
80,000	Issaquah School District No. 411 King County (GO) (SBG) 4.00%, 06/01/26 (c)	84,858
550,000	King County, Issaquah School District No. 411 (GO) (SBG) 4.00%, 06/01/26 (c)	586,135
80,000	King County, Washington Limited Tax, Sewer Revenue, Series A (GO) 5.00%, 07/01/23	94,690
15,000	King County, Washington School District No. 409 Tahoma (GO) (SBG) 5.00%, 12/01/23 (c)	17,566
1,025,000	King County, Washington Sewer Revenue, Series A (RB) 5.00%, 01/01/23 (c)	1,185,095
550,000	Olympia School District No. 111 Thurston County , Series B (GO) (SBG) 5.00%, 06/01/22 (c)	637,499
975,000	Pierce County School District No. 10 Tacoma (GO) (SBG) 5.00%, 12/01/24	1,167,202
100,000	Port of Seattle, Intermediate Lien, Series A (RB) 5.00%, 08/01/22 (c)	115,143
20,000	Port of Seattle, Washington, Series A (RB) 5.00%, 08/01/22 (c)	22,717
500,000	Port of Tacoma, Series A (GO) 5.00%, 12/01/26 (c)	595,340
1,000,000	Snohomish County School District No. 201 (GO) (SBG) 5.00%, 12/01/25 (c)	1,190,800
	State of Washington, Federal Highway Grant Anticipation, SR 520 Corridor Program, Series C (RB)
200,000	5.00%, 09/01/23 (c)	232,918
115,000	5.00%, 09/01/23	134,925
850,000	State of Washington, Motor Vehicle Fuel Tax, Series D (GO) 3.00%, 07/01/23 (c)	829,753
	State of Washington, Motor Vehicle Fuel Tax, Series E (GO)
500,000	5.00%, 02/01/23 (c)	578,830
1,500,000	5.00%, 02/01/24 (c)	1,786,965
1,000,000	State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) 5.00%, 08/01/26 (c)	1,167,780
	State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO)
520,000	3.13%, 07/01/22 (c)	514,644
300,000	5.00%, 07/01/24 (c)	356,697
2,050,000	5.00%, 07/01/24	2,437,429
	State of Washington, Motor Vehicle Fuel Tax, Series R-D (GO)
1,800,000	5.00%, 07/01/22 (c)	2,088,630
355,000	5.00%, 07/01/23 (c)	416,908
1,000,000	5.00%, 01/01/25 (c)	1,156,660
1,000,000	State of Washington, Motor Vehicle Fuel Tax, Series R-H (GO) 5.00%, 01/01/25 (c)	1,156,660
50,000	State of Washington, Motor Vehicle Fuel Tax, SR 520 Corridor Program, Series C (GO) 5.00%, 06/01/21 (c)	56,011
	State of Washington, Various Purpose, Series A (GO)
855,000	4.00%, 07/01/22	952,496
250,000	5.00%, 08/01/21 (c)	282,315
1,750,000	5.00%, 08/01/22 (c)	2,032,765
835,000	5.00%, 08/01/23 (c)	982,403
1,000,000	5.00%, 08/01/26 (c)	1,167,780
1,000,000	5.00%, 08/01/26 (c)	1,182,300
1,000,000	State of Washington, Various Purpose, Series A-1 (GO) 5.00%, 08/01/25 (c)	1,153,040
	State of Washington, Various Purpose, Series D (GO)
240,000	5.00%, 02/01/22 (c)	275,414
535,000	5.00%, 02/01/23	627,223
1,375,000	5.00%, 02/01/23 (c)	1,587,602
100,000	5.00%, 02/01/24 (c)	119,131
2,000,000	State of Washington, Various Purpose, Series R-A (GO) 4.00%, 07/01/24 (c)	2,180,560
	State of Washington, Various Purpose, Series R-C (GO)
295,000	4.00%, 07/01/23 (c)	317,972
625,000	5.00%, 07/01/22 (c)	724,525
50,000	5.00%, 01/01/25 (c)	57,450
350,000	5.00%, 01/01/25 (c)	410,253
1,000,000	5.00%, 01/01/25 (c)	1,179,200
	State of Washington, Various Purpose, Series R-E (GO)
250,000	5.00%, 01/01/25 (c)	284,785
630,000	5.00%, 01/01/25 (c)	723,870
170,000	Tacoma School District No. 10 of Pierce County (GO) (SBG) 5.00%, 12/01/25 (c)	198,342
940,000	Tobacco Settlement Authority (RB) 5.25%, 06/01/21 (c)	1,068,536
475,000	University of Washington, General Revenue, Series C (RB) 5.00%, 01/01/23 (c)	542,673
	Washington Health Care Facilities Authority, Providence Health and Services, Series A (RB)
225,000	5.00%, 10/01/22 (c)	248,013
75,000	5.00%, 10/01/22 (c)	83,830
	Washington State University (GO)
325,000	5.00%, 04/01/25 (c)	369,463
750,000	5.00%, 04/01/25 (c)	864,292
1,775,000	Washington State, Various Purpose, Series A (GO) 5.00%, 08/01/23 (c)	2,037,203
		53,418,482
West Virginia: 0.2%
	West Virginia Hospital Finance Authority, Series A (RB)
900,000	3.00%, 06/01/26 (c)	787,878
450,000	5.00%, 06/01/25	519,093
1,000,000	5.00%, 06/01/26	1,153,720
	West Virginia University Board of Governors, Series A (RB)
500,000	5.00%, 10/01/22 (c)	571,830
580,000	5.00%, 10/01/22 (c)	669,993
		3,702,514
Wisconsin: 1.1%
560,000	Public Finance Authority, Renown Regional Medical Center Project, Series A (RB) 5.00%, 06/01/25 (c)	618,923
275,000	State of Wisconsin, Clean Water Revenue, Series 2 (RB) 5.00%, 06/01/23	323,799
	State of Wisconsin, Series 2 (GO)
240,000	5.00%, 11/01/21 (c)	275,594
150,000	5.00%, 05/01/26 (c)	178,865
	State of Wisconsin, Series 3 (GO)
125,000	5.00%, 11/01/22 (c)	144,443
385,000	5.00%, 11/01/22 (c)	447,374
	State of Wisconsin, Series 4 (GO)
1,500,000	5.00%, 11/01/24 (c)	1,786,920
650,000	5.00%, 11/01/24 (c)	780,975
	State of Wisconsin, Series A (GO)
300,000	4.00%, 05/01/21 (c)	321,633
80,000	4.00%, 05/01/21 (c)	85,870
250,000	5.00%, 05/01/25 (c)	291,633
100,000	State of Wisconsin, Series B (GO) 4.00%, 05/01/23	111,933
	State of Wisconsin, Series C (GO)
755,000	4.00%, 05/01/21 (c)	810,394
750,000	4.00%, 05/01/21 (c)	823,890
500,000	4.00%, 05/01/24 (c)	542,150
500,000	5.00%, 05/01/24 (c)	585,230
	Wisconsin Department of Transportation, Series A (RB)
1,000,000	5.00%, 07/01/24 (c)	1,160,080
500,000	5.00%, 07/01/24 (c)	581,870
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
1,000,000	4.00%, 05/15/26 (c)	1,019,400
405,000	5.00%, 11/01/24 (c)	465,414
205,000	Wisconsin Health and Educational Facilities Authority, Aurora Health Care, Inc., Series A (RB) 5.00%, 07/15/21 (c)	225,004
800,000	Wisconsin Health and Educational Facilities Authority, Series B (RB) 3.15%, 09/01/25 (c)	780,512
1,000,000	Wisconsin State Transportation, Series 0 (RB) 5.00%, 07/01/23 (c)	1,160,720
	Wisconsin State Transportation, Series 1 (RB)
1,575,000	5.00%, 07/01/22 (c)	1,794,476
35,000	5.00%, 07/01/22 (c)	40,108
800,000	5.00%, 07/01/23 (c)	931,680
		16,288,890
Total Municipal Bonds (Cost: $1,465,544,943)		1,441,545,708

Number of Shares
MONEY MARKET FUND: 0.2% (Cost: $3,371,443)
3,371,443	Dreyfus Government Cash Management Fund	3,371,443
Total Investments: 99.0% (Cost: $1,468,916,386)		1,444,917,151
Other assets less liabilities: 1.0%		15,135,838
NET ASSETS: 100.0%		$1,460,052,989

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
TA	Tax Allocation
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	7.2%	$104,417,123
Health Care	5.5	78,801,369
Housing	0.3	3,561,148
Industrial Revenue	0.4	5,456,607
Leasing	7.5	108,635,348
Local	17.8	256,701,696
Power	5.3	77,224,658
Solid Waste/Resource Recovery	0.0	466,567
Special Tax	11.0	159,296,937
State	22.4	323,801,859
Tobacco	0.1	1,256,952
Transportation	12.8	184,198,621
Water & Sewer	9.5	137,726,823
Money Market Fund	0.2	3,371,443
	100.0%	$1,444,917,151

The summary of inputs used to value the Fund’s investments as of January 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$1,441,545,708	$—	$1,441,545,708
Money Market Fund	3,371,443	—	—	3,371,443
Total	$3,371,443	$1,441,545,708	$—	$1,444,917,151

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2017 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 99.4%
Alabama: 1.5%
$800,000	County of Jefferson, Alabama Sewer Revenue, Series B (RB) (AGM) 6.63%, 10/01/23 (c) ^	$309,520
125,000	Decatur City Board of Education (ST) 5.00%, 02/01/25 (c)	138,160
375,000	Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB) 4.00%, 02/01/26 (c)	365,565
	Lower Alabama Gas District, Gas Project Revenue, Series A (RB)
125,000	5.00%, 09/01/34	142,373
345,000	5.00%, 09/01/46	395,974
250,000	State of Alabama (GO) 3.00%, 02/01/26 (c)	228,245
250,000	UAB Medicine Finance Authority (RB) 4.00%, 09/01/26 (c)	251,975
250,000	Water Works Board of the City of Birmingham/The (RB) 5.00%, 01/01/27 (c)	277,190
		2,109,002
Arizona: 1.7%
600,000	Arizona Board of Regents, Arizona State University Projects, Series A (RB) 5.00%, 07/01/22 (c)	669,666
375,000	Arizona Health Facilities Authority (RB) 5.00%, 01/01/24 (c)	406,620
145,000	Arizona Health Facilities Authority, Series A (RB) 3.75%, 01/01/22 (c)	140,563
	Maricopa County Industrial Development Authority (RB)
350,000	4.00%, 01/01/27 (c)	351,701
250,000	5.00%, 01/01/27 (c)	281,170
400,000	Salt River Project Agricultural Improvement & Power District, Arizona Salt River Project Electric System, Series A (RB) 5.00%, 06/01/25 (c)	452,252
		2,301,972
California: 18.9%
	Alameda Corridor Transportation Authority (RB) (AGM)
450,000	4.00%, 10/01/26 (c)	447,475
350,000	5.00%, 10/01/26 (c)	385,763
425,000	Antelope Valley Community College District (GO) 5.00%, 02/01/25 (c)	476,357
440,000	Bay Area Toll Authority (RB) 5.00%, 10/01/24 (c)	486,798
140,000	Bay Area Toll Authority, Series F-1 (RB) 5.00%, 04/01/24 (c)	154,969
120,000	Bay Area Toll Authority, Series S-4 (RB) 5.25%, 04/01/23 (c)	134,794
250,000	California Educational Facilities Authority (RB) 5.00%, 05/01/45	324,397
250,000	California Health Facilities Financing Authority (RB) 4.50%, 11/15/21 (c)	268,778
	California Health Facilities Financing Authority, Series A (RB)
145,000	4.00%, 03/01/23 (c)	146,009
100,000	4.00%, 08/15/24 (c)	104,363
400,000	5.00%, 08/15/23 (c)	432,096
250,000	5.00%, 11/15/25 (c)	277,335
180,000	California Infrastructure & Economic Development Bank, Series A (RB) 4.00%, 11/01/23 (c)	181,156
500,000	California Public Finance Authority (RB) 5.00%, 10/15/26 (c)	530,750
	California State Public Works Board (RB)
450,000	3.50%, 12/01/25 (c)	448,753
450,000	4.00%, 12/01/25 (c)	466,596
495,000	California State Public Works Board, Series A (RB) 5.00%, 03/01/23 (c)	545,856
975,000	California State University, Series A (RB) 5.00%, 11/01/24 (c)	1,123,375
	California Statewide Communities Development Authority (RB)
125,000	5.00%, 08/01/22 (c)	140,514
300,000	5.00%, 07/01/24 (c)	320,454
500,000	5.00%, 05/15/26 (c)	546,950
400,000	City of Los Angeles CA Wastewater System Revenue (RB) 4.00%, 06/01/25 (c)	405,364
	City of Los Angeles Department of Airports (RB)
450,000	5.00%, 05/15/22 (c)	504,630
135,000	5.00%, 05/15/25 (c)	152,134
50,000	City of San Francisco CA Public Utilities Commission Water Revenue, Series A (RB) 4.00%, 05/01/22 (c)	51,355
250,000	Cupertino Union School District (GO) 4.00%, 08/01/26 (c)	257,778
470,000	East Bay Municipal Utility District Water System Revenue (RB) 4.00%, 06/01/25 (c)	481,365
450,000	Eastern Municipal Water District, Wastewater Revenue, Series A (RB) 5.00%, 07/01/26 (c)	511,051
450,000	El Camino Community College District (GO) 5.24%, 08/01/38 ^	199,152
305,000	El Camino Community College District, Series C (GO) 4.00%, 08/01/22 (c)	318,612
	Elk Grove Unified School District (CP)
250,000	3.00%, 02/01/26 (c)	217,803
240,000	3.13%, 02/01/26 (c)	207,252
	Golden State Tobacco Securitization Corp. (RB)
475,000	5.00%, 06/01/25 (c)	521,027
125,000	5.00%, 06/01/25 (c)	137,584
250,000	Imperial Irrigation District Electric System Revenue (RB) 5.00%, 05/01/26 (c)	283,825
780,000	Kaweah Delta Health Care District (RB) 5.00%, 06/01/25 (c)	850,317
900,000	Los Angeles Department of Water & Power (RB) 5.00%, 01/01/26 (c)	1,020,978
335,000	Los Angeles Department of Water and Power, Series A (RB) 5.00%, 07/01/24 (c)	378,979
200,000	Los Angeles Unified School District/CA (GO) 4.00%, 07/01/25 (c)	205,610
200,000	Marin Healthcare District (GO) 4.00%, 08/01/25 (c)	203,462
375,000	Metropolitan Water District of Southern California (RB) 5.00%, 07/01/25 (c)	432,184
400,000	Pasadena Unified School District (GO) 4.13%, 05/01/22 (c)	417,128
125,000	Port of Los Angeles, Harbor Department, Series B (RB) 5.00%, 08/01/24 (c)	140,596
	Regents of the University of California, Series AR (RB)
250,000	4.00%, 05/15/26 (c)	259,223
500,000	5.00%, 05/15/26 (c)	578,725
475,000	Regents of University of California, Series AI (RB) 5.00%, 05/15/23 (c)	545,723
400,000	San Diego Unified School District, Series I (GO) 4.14%, 07/01/25 (c) ^	178,236
250,000	San Diego Unified School District/CA (GO) 4.00%, 07/01/25 (c)	251,770
250,000	San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) 4.00%, 10/01/25 (c)	253,650
465,000	San Jose, California Financing Authority Lease, Series A (RB) 5.00%, 06/01/23 (c)	519,926
225,000	Santa Clara County, Series B (GO) 3.38%, 08/01/22 (c)	215,183
100,000	Semitropic Improvement District, Series A (RB) 4.00%, 12/01/22 (c)	102,824
	State of California (GO)
200,000	4.00%, 09/01/26 (c)	206,756
400,000	5.00%, 10/01/24 (c)	451,168
350,000	5.00%, 08/01/25 (c)	398,769
750,000	5.00%, 09/01/26 (c)	855,277
200,000	5.00%, 09/01/26 (c)	229,846
450,000	State of California Department of Veterans Affairs (RB) 3.38%, 06/01/26 (c)	400,756
260,000	State of California, Series CK (GO) 3.75%, 12/01/24 (c)	264,498
	State of California, Various Purpose (GO)
30,000	4.00%, 04/01/23 (c)	30,507
50,000	4.38%, 02/01/22 (c)	53,072
800,000	4.50%, 12/01/23 (c)	846,184
650,000	5.00%, 04/01/22 (c)	721,883
890,000	5.00%, 09/01/22 (c)	995,803
300,000	5.00%, 04/01/23 (c)	333,153
825,000	5.00%, 11/01/23 (c)	923,967
240,000	Victor Valley Community College District (GO) 4.00%, 08/01/26 (c)	242,460
125,000	West Contra Costa Unified School District (GO) 4.00%, 08/01/25 (c)	125,716
400,000	West Valley-Mission Community College District (GO) 4.00%, 08/01/22 (c)	427,232
		26,254,031
Colorado: 2.3%
	Colorado Health Facilities Authority (RB)
125,000	4.00%, 01/15/26 (c)	124,373
400,000	5.00%, 06/01/26 (c)	437,380
115,000	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project (RB) 5.00%, 06/01/22 (c)	119,233
500,000	Joint School District No 27J in Adams and Weld Counties (GO) (SAW) 5.00%, 12/01/25 (c)	571,610
	Park Creek Metropolitan District (RB)
250,000	5.00%, 12/01/25 (c)	266,320
250,000	5.00%, 12/01/25 (c)	267,275
230,000	Regional Transportation District, Series A (CP) 5.00%, 06/01/23 (c)	256,043
250,000	University of Colorado (RB) 3.00%, 06/01/26 (c)	209,818
875,000	University of Colorado Hospital Authority, Series A (RB) 5.00%, 11/15/22 (c)	974,120
		3,226,172
Connecticut: 0.6%
400,000	State of Connecticut (GO) 5.00%, 06/15/25 (c)	438,916
370,000	State of Connecticut, Series F (GO) 5.00%, 11/15/24 (c)	409,102
		848,018
District of Columbia: 0.8%
350,000	District of Columbia (RB) 5.00%, 01/15/26 (c)	385,511
500,000	District of Columbia, Association of American Medical College Issue, Series B (RB) 5.00%, 10/01/21 (c)	541,365
225,000	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB) 5.00%, 04/01/22 (c)	234,961
		1,161,837
Florida: 4.9%
400,000	Broward County, Florida, Water & Sewer Utility Revenue, Series A (RB) 5.00%, 10/01/22 (c)	453,824
400,000	Central Florida Expressway Authority, Series A (RB) 5.00%, 07/01/23 (c)	449,560
450,000	City of Port St Lucie FL Utility System Revenue (RB) 3.00%, 09/01/26 (c)	386,532
255,000	City of Tallahassee, Florida Health Facilities Authority (RB) 4.00%, 12/01/25 (c)	236,535
655,000	City of Tampa, Florida Health System, Series A (RB) 5.00%, 05/15/22 (c)	728,687
10,000	County of Broward, Florida Airport System Revenue (RB) 5.00%, 10/01/22 (c)	11,155
750,000	County of Miami-Dade FL (RB) 4.00%, 10/01/26 (c)	747,690
400,000	County of Miami-Dade, Florida Water & Sewer System Revenue (RB) 5.00%, 10/01/22 (c)	442,448
285,000	Jacksonville Transportation Authority (RB) 5.00%, 08/01/25 (c)	320,411
750,000	Miami-Dade County Educational Facilities Authority (RB) 5.00%, 04/01/25 (c)	814,800
625,000	Miami-Dade County, Florida Transit System (RB) 5.00%, 07/01/22 (c)	684,050
265,000	Orange County Health Facilities Authority (RB) 4.00%, 10/01/26 (c)	257,927
450,000	Orange County, Florida Health Facilities Authority, Hospital Revenue, Orlando Health, Inc., Series A (RB) 5.00%, 04/01/22 (c)	478,975
500,000	Palm Beach County, Public Improvement (RB) 5.00%, 12/01/25 (c)	562,575
260,000	Tampa Hillsborough County Expressway Authority, Series B (RB) 5.00%, 07/01/22 (c)	285,243
		6,860,412
Georgia: 1.3%
500,000	Georgia Higher Education Facilities Authority (RB) 4.13%, 06/15/25 (c)	522,110
125,000	Georgia Housing & Finance Authority 3.35%, 12/01/25 (c)	111,105
750,000	Private Colleges & Universities Authority, Emory University, Series A (RB) 5.00%, 10/01/23 (c)	849,120
250,000	Valdosta & Lowndes County, Georgia Hospital Authority, South Georgia Medical Project, Series B (RB) 5.00%, 10/01/21 (c)	270,120
		1,752,455
Guam: 0.1%
130,000	Territory of Guam (RB) 5.00%, 01/01/22 (c)	134,217
Hawaii: 0.6%
445,000	City & County of Hawaii, Series A (GO) 4.00%, 03/01/26 (c)	471,046
250,000	City & County of Honolulu HI (GO) 5.00%, 10/01/25 (c)	284,403
140,000	State of Hawaii, Series FB (GO) 3.00%, 04/01/26 (c)	124,663
		880,112
Idaho: 0.6%
	Idaho Health Facilities Authority, Series A (RB)
250,000	5.00%, 03/01/22 (c)	264,675
475,000	5.00%, 03/01/24 (c)	505,219
		769,894
Illinois: 3.2%
500,000	Chicago Transit Authority (RB) (AGM) 5.00%, 12/01/26 (c)	536,910
250,000	City of Chicago IL (GO) 5.00%, 01/01/26 (c)	233,968
150,000	City of Chicago IL Wastewater Transmission Revenue (RB) 5.00%, 01/01/22 (c)	156,351
500,000	City of Chicago, Series A (GO) 5.00%, 01/01/22 (c)	470,580
	Illinois Finance Authority (RB)
140,000	5.00%, 10/01/25 (c)	155,567
500,000	5.00%, 06/01/26 (c)	523,890
250,000	5.00%, 06/01/26 (c)	267,280
740,000	Illinois Finance Authority, Advocate Health Care Network (RB) 4.00%, 06/01/22 (c)	749,183
400,000	Illinois Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) 4.25%, 06/15/22 (c)	363,540
	State of Illinois (GO) (AGM)
250,000	4.38%, 04/01/24 (c)	251,745
455,000	5.00%, 03/01/22 (c)	451,665
300,000	State of Illinois, Series A (GO) 4.50%, 01/01/22 (c)	266,349
		4,427,028
Indiana: 1.0%
25,000	Carmel Redevelopment Authority, Series A (RB) 4.00%, 08/01/22 (c)	25,809
400,000	Indiana Finance Authority, Community Health Network, Series A (RB) 4.00%, 05/01/23 (c)	388,860
400,000	Indiana Municipal Power Agency (RB) 5.00%, 07/01/26 (c)	442,672
450,000	Richmond Hospital Authority (RB) 5.00%, 01/01/25 (c)	478,048
		1,335,389
Iowa: 0.6%
	Iowa Higher Education Loan Authority (RB)
500,000	5.00%, 12/01/26 (c)	574,830
250,000	5.00%, 12/01/26 (c)	287,870
		862,700
Kentucky: 0.5%
450,000	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project (RB) 4.25%, 07/01/25 (c)	437,616
250,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	274,220
		711,836
Louisiana: 1.1%
150,000	City of Bossier City LA Utilities Revenue (RB) 5.00%, 10/01/24 (c)	169,515
	Louisiana Local Government Environmental Facilities and Community Development Authority, Act 360 Project (RB)
125,000	5.00%, 10/01/24 (c)	137,588
415,000	5.00%, 10/01/24 (c)	460,322
	Louisiana Local Government Environmental Facilities and Community Development Authority, East Baton Rouge Commission Project, Series A (RB)
375,000	4.00%, 02/01/23 (c)	375,990
400,000	5.00%, 02/01/24 (c)	432,044
		1,575,459
Maryland: 1.4%
400,000	City of Baltimore, Maryland (RB) 5.00%, 01/01/25 (c)	445,524
255,000	Maryland Health & Higher Educational Facilities Authority (RB) 4.00%, 07/01/24 (c)	256,948
135,000	Maryland Health & Higher Educational Facilities Authority, Series A (RB) 4.00%, 07/01/22 (c)	132,831
390,000	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center Issue, Series A (RB) 4.00%, 07/01/26 (c)	372,009
250,000	University System of Maryland (RB) 3.00%, 04/01/26 (c)	225,680
500,000	Washington Suburban Sanitary Commission (GO) 4.00%, 06/01/24 (c)	517,000
		1,949,992
Massachusetts: 4.7%
	Boston Water & Sewer Commission (RB)
450,000	3.00%, 11/01/23 (c)	378,274
385,000	3.63%, 11/01/24 (c)	381,323
	Commonwealth of Massachusetts (GO)
425,000	3.25%, 09/01/25 (c)	393,813
415,000	4.00%, 09/01/25 (c)	421,930
375,000	4.00%, 09/01/25 (c)	380,985
500,000	4.00%, 12/01/26 (c)	507,705
270,000	4.50%, 12/01/21 (c)	291,597
250,000	5.00%, 08/01/21 (c)	280,825
500,000	5.00%, 03/01/24 (c)	557,255
635,000	Massachusetts Bay Transportation Authority (RB) 4.00%, 07/01/25 (c)	665,499
325,000	Massachusetts Bay Transportation Authority, Series A (RB) 4.00%, 07/01/22 (c)	333,424
500,000	Massachusetts Development Finance Agency (RB) 5.00%, 12/01/26 (c)	559,685
1,000,000	Massachusetts School Building Authority (RB) 5.00%, 08/15/25 (c)	1,131,880
290,000	Massachusetts Water Resources Authority (RB) 4.00%, 08/01/26 (c)	302,580
		6,586,775
Michigan: 2.4%
400,000	Great Lakes Water Authority Sewage Disposal System Revenue (RB) 5.00%, 07/01/26 (c)	431,424
500,000	Great Lakes Water Authority Water Supply System Revenue (RB) 5.00%, 07/01/26 (c)	539,280
500,000	Great Lakes Water Authority, Water Supply System, Series B (RB) 5.00%, 07/01/26 (c)	534,425
120,000	Karegnondi Water Authority, Michigan Water Supply System, Series A (RB) 5.00%, 11/01/23 (c)	128,269
460,000	L’Anse Creuse Public Schools (GO) (Q-SBLF) 3.75%, 05/01/25 (c)	452,957
700,000	Michigan Finance Authority (RB) 4.00%, 06/01/25 (c)	693,924
500,000	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB) 5.00%, 07/01/24 (c)	530,790
		3,311,069
Minnesota: 0.3%
400,000	State of Minnesota, Series A (RB) 5.00%, 06/01/23 (c)	446,024
Missouri: 1.3%
410,000	City of Kansas City, Series E (RB) 3.13%, 04/01/25 (c)	374,109
85,000	Health & Educational Facilities Authority of the State of Missouri, Series A (RB) 5.00%, 11/15/23 (c)	91,165
250,000	Health & Educational Facilities Authority of the State of Missouri, Series F (RB) 4.00%, 11/15/24 (c)	250,155
250,000	Metropolitan St Louis Sewer District (RB) 5.00%, 05/01/23 (c)	283,290
350,000	Metropolitan St Louis Sewer District, Series A (RB) 5.00%, 05/01/22 (c)	390,918
400,000	Missouri Joint Municipal Electric Utility Commission (RB) 4.00%, 06/01/26 (c)	405,904
		1,795,541
Nebraska: 1.1%
	Central Plains Energy Project, Nebraska Gas Project No. 3 (RB)
310,000	5.00%, 09/01/22 (c)	332,720
400,000	5.25%, 09/01/22 (c)	435,816
180,000	Omaha Public Power District, Series A (RB) 5.25%, 02/01/25 (c)	203,542
250,000	Omaha Public Power District, Series B (RB) 5.00%, 02/01/21 (c)	276,123
235,000	Omaha School District (GO) 3.13%, 12/15/24 (c)	231,202
		1,479,403
Nevada: 1.4%
135,000	Las Vegas Convention & Visitors Authority (RB) 4.00%, 07/01/26 (c)	132,023
1,000,000	Las Vegas Valley Water District (GO) 4.00%, 06/01/22 (c)	1,038,870
400,000	Las Vegas Valley, Nevada Water District, Series B (GO) 4.00%, 06/01/22 (c)	416,740
355,000	Washoe County, Nevada Highway Revenue (RB) 5.00%, 02/01/19 (c)	375,150
		1,962,783
New Jersey: 2.8%
130,000	New Jersey Educational Facilities Authority, Series A (RB) 5.00%, 07/01/24 (c)	142,806
400,000	New Jersey Health Care Facilities Financing Authority (RB) 5.00%, 07/01/24 (c)	427,804
150,000	New Jersey Health Care Facilities Financing Authority, Series A (RB) 5.25%, 07/01/23 (c)	165,315
175,000	New Jersey State Turnpike Authority, Series A (RB) 5.00%, 07/01/22 (c)	190,622
	New Jersey Transportation Trust Fund Authority (RB)
400,000	5.00%, 06/15/22 (c)	397,380
270,000	5.00%, 06/15/23 (c)	270,567
125,000	5.00%, 06/15/24 (c)	123,705
1,110,000	New Jersey Turnpike Authority (RB) 5.00%, 01/01/25 (c)	1,219,324
420,000	Rutgers The State University of New Jersey (RB) 5.00%, 05/01/23 (c)	463,966
	Rutgers, State University of New Jersey, Series M (RB)
410,000	3.13%, 05/01/21 (c)	366,302
175,000	3.13%, 05/01/21 (c)	156,664
		3,924,455
New York: 15.2%
	Build NYC Resource Corp., New York Law School Project (RB)
240,000	4.00%, 01/01/26 (c)	230,916
500,000	5.00%, 01/01/26 (c)	525,665
255,000	City of New York, Series A (GO) 3.50%, 08/01/24 (c)	251,384
	County of Nassau NY (GO)
350,000	5.00%, 04/01/23 (c)	381,892
400,000	5.00%, 04/01/26 (c)	444,012
200,000	5.00%, 04/01/26 (c)	222,172
225,000	Long Island Power Authority, Electric System General Revenue, Series A (RB) 5.00%, 09/01/22 (c)	242,672
	Metropolitan Transportation Authority (RB)
885,000	5.00%, 11/15/25 (c)	996,705
405,000	5.00%, 05/15/26 (c)	455,512
250,000	5.25%, 11/15/24 (c)	285,050
450,000	5.25%, 11/15/26 (c)	532,759
	Metropolitan Transportation Authority, Series A (RB)
300,000	5.00%, 05/15/25 (c)	331,419
250,000	5.25%, 11/15/26 (c)	294,818
25,000	Metropolitan Transportation Authority, Series B (RB) 4.25%, 11/15/22 (c)	25,762
25,000	Metropolitan Transportation Authority, Series D (RB) 5.00%, 11/15/23 (c)	27,739
	Metropolitan Transportation Authority, Series E (RB)
550,000	5.00%, 11/15/22 (c)	607,057
650,000	5.00%, 11/15/23 (c)	723,736
150,000	Nassau County, New York General Improvement, Series A (GO) 4.00%, 04/01/22 (c)	151,458
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series AA (RB) 5.00%, 06/15/24 (c)	561,770
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series CC (RB) 5.00%, 12/15/21 (c)	561,070
20,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series DD (RB) 5.00%, 06/15/24 (c)	22,611
	New York City Municipal Water Finance Authority, Water & Sewer System, Series EE (RB)
500,000	5.00%, 06/15/23 (c)	568,720
485,000	5.00%, 06/15/23 (c)	538,743
845,000	5.00%, 06/15/24 (c)	955,332
500,000	New York City Transitional Finance Authority Building Aid Revenue (RB) (SAW) 4.00%, 01/15/26 (c)	510,185
	New York City Transitional Finance Authority Future Tax Secured Revenue (RB)
1,380,000	3.00%, 02/01/26 (c)	1,252,654
500,000	5.00%, 08/01/24 (c)	563,810
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F (RB)
275,000	3.00%, 02/01/26 (c)	243,790
450,000	3.00%, 02/01/26 (c)	400,288
600,000	New York City Transitional Finance Authority, Future Tax Secured, Series E-1 (RB) 5.00%, 02/01/22 (c)	667,932
	New York City Water & Sewer System (RB)
125,000	3.00%, 06/15/26 (c)	113,743
250,000	4.00%, 12/15/26 (c)	255,728
475,000	5.00%, 12/15/22 (c)	536,645
500,000	5.00%, 06/15/25 (c)	558,195
	New York State Dormitory Authority (RB)
375,000	4.00%, 07/01/26 (c)	386,572
200,000	4.00%, 07/01/26 (c)	213,244
200,000	5.00%, 07/01/26 (c)	232,938
	New York State Dormitory Authority, Series A (RB)
300,000	5.00%, 03/15/23 (c)	336,498
135,000	5.00%, 03/15/24 (c)	152,183
	New York State Thruway Authority (RB)
25,000	4.00%, 01/01/26 (c)	24,999
450,000	5.00%, 01/01/26 (c)	506,412
250,000	5.00%, 01/01/26 (c)	280,318
300,000	New York State Thruway Authority, Series I (RB) 5.00%, 01/01/22 (c)	325,773
	New York State Urban Development Corp. (RB)
250,000	5.00%, 09/15/25 (c)	283,648
125,000	5.00%, 09/15/25 (c)	141,924
500,000	Port Authority of New York & New Jersey (RB) 5.00%, 10/15/25 (c)	565,825
15,000	Port Authority of New York & New Jersey, Series 171 (RB) 4.50%, 01/15/22 (c)	16,106
25,000	Port Authority of New York & New Jersey, Series 184 (RB) 5.00%, 09/01/24 (c)	28,493
820,000	Triborough Bridge & Tunnel Authority (RB) 5.00%, 05/15/26 (c)	929,946
635,000	Triborough Bridge and Tunnel Authority, Series A (RB) 4.00%, 11/15/22 (c)	659,898
840,000	Utility Debt Securitization Authority (RB) 5.00%, 12/15/23 (c)	954,685
100,000	Westchester County Local Development Corp. (RB) 3.75%, 11/01/25 (c)	89,327
		21,170,733
North Carolina: 0.6%
400,000	North Carolina Capital Facilities Finance Agency (RB) 5.00%, 10/01/25 (c)	456,672
370,000	Town of Cary, North Carolina Combined Utility Systems Revenue (RB) 4.00%, 12/01/22 (c)	385,211
		841,883
Ohio: 2.9%
400,000	Akron, Bath Copley Joint Township Hospital District (RB) 5.00%, 05/15/23 (c)	429,356
	American Municipal Power Inc (RB)
85,000	5.00%, 02/15/24 (c)	93,220
400,000	5.00%, 02/15/26 (c)	438,972
125,000	Clermont County Port Authority (RB) 4.25%, 12/01/25 (c)	124,994
495,000	Columbus City School District (GO) 5.00%, 12/01/26 (c)	557,830
1,150,000	Northeast Ohio Regional Sewer District (RB) 5.00%, 11/15/24 (c)	1,280,674
	Ohio Higher Educational Facility Commission, Series A (RB)
60,000	4.00%, 01/01/22 (c)	61,450
525,000	5.00%, 01/01/22 (c)	588,903
350,000	Ohio State Hospital, University Hospital Health System, Inc., Series A (RB) 5.00%, 01/15/22 (c)	375,308
		3,950,707
Oregon: 0.7%
550,000	Portland, Oregon Sewer System, Second Lien, Series B (RB) 4.00%, 10/01/24 (c)	565,339
325,000	State of Oregon, Series N (GO) 5.00%, 08/01/23 (c)	369,463
		934,802
Pennsylvania: 4.4%
	Berks County Municipal Authority, Reading Hospital and Medical Center Project, Series A (RB)
50,000	5.00%, 05/01/22 (c)	54,136
55,000	5.00%, 05/01/22 (c)	59,853
125,000	City of Philadelphia, Series B (GO) 4.00%, 08/01/25 (c)	125,089
500,000	Commonwealth of Pennsylvania (GO) 4.00%, 09/15/26 (c)	510,810
	Dauphin County, General Authority Health System, Pinnacle Health System Project, Series A (RB)
320,000	4.00%, 06/01/22 (c)	321,053
270,000	5.00%, 06/01/22 (c)	288,028
200,000	Delaware County Authority (RB) 5.00%, 08/01/25 (c)	220,182
400,000	Delaware River Port Authority (RB) 5.00%, 01/01/24 (c)	437,564
400,000	Monroeville Finance Authority (RB) 5.00%, 08/15/22 (c)	433,500
400,000	Montgomery County Industrial Development Authority/PA (RB) 5.00%, 11/15/26 (c)	433,784
725,000	Pennsylvania Economic Development Financing Authority (RB) 6.00%, 01/01/24 (c)	835,867
400,000	Pennsylvania Higher Educational Facilities Authority (RB) 5.00%, 11/01/22 (c)	419,276
	Pennsylvania Turnpike Commission (RB)
500,000	5.00%, 12/01/22 (c)	539,480
400,000	5.00%, 12/01/25 (c)	438,520
125,000	5.00%, 12/01/25 (c)	134,599
125,000	Philadelphia Authority for Industrial Development (RB) 5.00%, 04/01/25 (c)	137,181
500,000	State College Area School District (GO) (SAW) 5.00%, 03/15/25 (c)	562,730
150,000	West View Municipal Authority Water Revenue (RB) 4.00%, 11/15/24 (c)	153,318
		6,104,970
South Carolina: 1.7%
225,000	Greenville Health System (RB) 5.00%, 05/01/24 (c)	246,119
	South Carolina Public Service Authority (RB)
125,000	4.00%, 12/01/24 (c)	126,168
460,000	4.00%, 06/01/25 (c)	464,531
500,000	5.00%, 12/01/24 (c)	548,430
125,000	5.00%, 06/01/25 (c)	134,506
245,000	5.25%, 12/01/25 (c)	269,297
500,000	South Carolina State Public Service Authority, Series E (RB) 5.50%, 12/01/23 (c)	558,310
		2,347,361
Tennessee: 0.6%
100,000	Chattanooga Health Educational & Housing Facility Board, Series A (RB) 5.25%, 01/01/23 (c)	107,171
250,000	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB) 5.00%, 10/01/24 (c)	260,145
250,000	County of Washington TN (GO) 3.00%, 06/01/26 (c)	227,785
250,000	Tennessee State School Bond Authority (RB) 5.00%, 11/01/25 (c)	283,873
		878,974
Texas: 11.6%
450,000	Aldine Independent School District (GO) 3.13%, 02/15/25 (c)	395,986
290,000	Austin Community College District (GO) 5.00%, 08/01/25 (c)	328,558
200,000	Bexar County Hospital District (GO) 4.00%, 02/15/26 (c)	205,034
250,000	Central Texas Regional Mobility Authority (RB) 5.00%, 01/01/26 (c)	269,743
250,000	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB) 5.00%, 07/01/25 (c)	269,178
250,000	Central Texas Turnpike System, Series B (RB) 5.00%, 08/15/24 (c)	274,640
200,000	City of Dallas TX Waterworks & Sewer System Revenue (RB) 4.00%, 10/01/26 (c)	204,012
500,000	City of Houston TX (GO) 5.00%, 03/01/26 (c)	561,605
	City of Houston TX Combined Utility System Revenue (RB)
500,000	4.00%, 11/15/26 (c)	515,100
200,000	5.00%, 11/15/22 (c)	227,222
225,000	City Public Service Board of San Antonio, Texas (RB) 5.00%, 02/01/24 (c)	249,458
500,000	County of Harris TX (RB) 5.00%, 08/15/26 (c)	565,540
200,000	County of Montgomery TX (GO) 4.00%, 03/01/26 (c)	204,896
	Dallas Area Rapid Transit (RB)
500,000	5.00%, 12/01/25 (c)	559,330
1,000,000	5.00%, 12/01/25 (c)	1,139,080
125,000	Dallas, Texas Fort Worth International Airport (RB) 5.00%, 11/01/20 (c)	137,653
500,000	Highland Park Independent School District (GO) 3.00%, 02/15/25 (c)	474,920
180,000	Houston Community College System (GO) 5.00%, 02/15/20 (c)	197,534
	Lower Colorado River Authority (RB)
200,000	4.00%, 05/15/26 (c)	202,938
525,000	5.00%, 05/15/23 (c)	584,698
	Lower Colorado River Authority, Transmission Services Corporation Project (RB)
165,000	4.00%, 05/15/22 (c)	166,165
130,000	4.00%, 05/15/22 (c)	133,042
	New Hope Cultural Education Facilities Finance Corp. (RB)
125,000	4.25%, 07/01/26 (c)	123,046
500,000	5.00%, 07/01/26 (c)	534,425
	North Texas Tollway Authority (RB)
650,000	4.00%, 01/01/26 (c)	648,102
425,000	5.00%, 01/01/23 (c)	467,092
510,000	Regents of the University of Texas, Series B (RB) 4.00%, 02/15/26 (c)	529,599
485,000	San Jacinto College District, Series B (GO) 3.38%, 02/15/26 (c)	466,221
300,000	Southwest Independent School District (GO) 5.00%, 02/01/22 (c)	333,966
330,000	Tarrant County Cultural Education Facilities Finance Corp (RB) 5.00%, 05/15/23 (c)	363,947
200,000	Tarrant County Cultural Education Facilities Finance Corp, Series A (RB) 4.00%, 05/15/23 (c)	197,720
500,000	Tarrant Regional Water District (RB) 5.00%, 03/01/22 (c)	552,965
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
500,000	5.00%, 08/15/24 (c)	532,240
850,000	5.00%, 08/15/24 (c)	907,655
1,110,000	Texas Transportation Commission, Series A (RB) 5.00%, 08/15/22 (c)	1,205,293
250,000	Texas Water and Wastewater System (RB) 5.00%, 05/15/24 (c)	279,880
750,000	Texas Water Development Board (RB) 5.00%, 10/15/25 (c)	851,775
230,000	University of Houston System (RB) 5.00%, 02/15/21 (c)	254,162
		16,114,420
Utah: 0.9%
	County of Utah UT (RB)
460,000	3.00%, 05/15/26 (c)	373,364
525,000	4.00%, 05/15/24 (c)	527,284
220,000	Utah Transit Authority, Series A (RB) 5.00%, 06/15/25 (c)	250,589
125,000	Utah Transit Authority, Subordinated Sales Tax (RB) 4.00%, 06/15/22 (c)	128,400
		1,279,637
Virginia: 0.7%
460,000	Virginia Commonwealth Transportation Board (RB) 3.00%, 05/15/26 (c)	402,946
500,000	Virginia Small Business Financing Authority, Hampton University (RB) 4.00%, 10/01/24 (c)	505,575
		908,521
Washington: 3.6%
	Central Puget Sound Regional Transit Authority (RB)
500,000	5.00%, 11/01/25 (c)	571,430
450,000	5.00%, 11/01/25 (c)	519,129
305,000	Energy Northwest Columbia Generating Station, Series A (RB) 4.00%, 07/01/25 (c)	315,346
500,000	King County, Washington Limited Tax Sewer Revenue, Series A (GO) 5.00%, 01/01/25 (c)	571,080
150,000	King County, Washington Sewer Revenue (RB) 5.00%, 01/01/22 (c)	165,185
500,000	Pierce County School District No 10 Tacoma (GO) (SBG) 5.25%, 12/01/24 (c)	576,440
500,000	State of Washington (GO) 5.00%, 08/01/26 (c)	568,800
200,000	University of Washington (RB) 3.00%, 01/01/23 (c)	178,382
	Washington Health Care Facilities Authority (RB)
250,000	5.00%, 10/01/22 (c)	270,430
725,000	5.00%, 08/15/25 (c)	792,309
390,000	Washington Health Care Facilities Authority, Catholic Health Initiative, Series A (RB) 5.00%, 02/01/21 (c)	402,667
		4,931,198
Wisconsin: 1.0%
410,000	State of Wisconsin (GO) 5.00%, 05/01/25 (c)	469,483
405,000	University of Wisconsin Hospitals & Clinics Authority, Series A (RB) 4.00%, 04/01/23 (c)	403,688
500,000	WPPI Energy (RB) 5.00%, 07/01/23 (c)	559,465
		1,432,636
Wyoming: 0.4%
500,000	Wyoming Municipal Power Agency Inc (RB) 5.00%, 01/01/27 (c)	554,820
Total Municipal Bonds (Cost: $140,817,622)		138,117,238

Number of Shares
MONEY MARKET FUND: 1.0% (Cost: $1,364,155)
1,364,155	Dreyfus Government Cash Management Fund	1,364,155
Total Investments: 100.4% (Cost: $142,181,777)		139,481,393
Liabilities in excess of other assets: (0.4)%		(492,202)
NET ASSETS: 100.0%		$138,989,191

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	10.1%	$14,165,310
Health Care	16.3	22,745,075
Housing	0.8	1,058,811
Industrial Revenue	0.5	768,536
Leasing	3.9	5,497,577
Local	11.2	15,575,933
Power	7.5	10,447,588
Special Tax	10.2	14,275,640
State	9.5	13,234,234
Tobacco	0.5	658,611
Transportation	14.9	20,756,683
Water & Sewer	13.6	18,933,240
Money Market Fund	1.0	1,364,155
	100.0%	$139,481,393

The summary of inputs used to value the Fund’s investments as of January 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$138,117,238	$—	$138,117,238
Money Market Fund	1,364,155	—	—	1,364,155
Total	$1,364,155	$138,117,238	$—	$139,481,393

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2017 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.5%
Alabama: 0.6%
$950,000	Alabama Federal Aid Highway Finance Authority, Federal Highway Grant Anticipation Bonds (RB) 5.00%, 09/01/19	$1,034,768
325,000	Alabama Public School and College Authority, Series A (RB) 5.00%, 02/01/22	374,800
100,000	Alabama Public School and College Authority, Series B (RB) 5.00%, 03/01/19	107,838
75,000	State of Alabama, Series A (GO) 5.00%, 08/01/20	84,176
		1,601,582
Alaska: 0.8%
1,000,000	Alaska Municipal Bond Bank Authority, Series Three (RB) 4.00%, 12/01/21	1,091,580
410,000	Borough of North Slope, Series A (GO) 4.00%, 06/30/18	427,040
700,000	Municipality of Anchorage, Series B (GO) 5.00%, 09/01/19	763,945
		2,282,565
Arizona: 1.4%
630,000	Arizona Board of Regents, University of Arizona Projects, Series C (CP) 5.00%, 06/01/19	680,696
115,000	Arizona Transportation Board, Subordinated Highway Revenue, Series A (RB) 5.00%, 07/01/21	131,482
	City of Chandler (GO)
250,000	3.00%, 07/01/19	260,722
250,000	4.00%, 07/01/21	275,902
1,000,000	City of Glendale Water and Sewer Revenue, Senior Lien (RB) 5.00%, 07/01/20	1,119,490
50,000	City of Phoenix, Civic Improvement Corp. (RB) 5.00%, 07/01/20	55,993
590,000	City of Scottsdale (GO) 3.00%, 07/01/18	606,490
	Maricopa County Industrial Development Authority (RB)
250,000	5.00%, 01/01/20	274,755
250,000	5.00%, 01/01/21	281,085
		3,686,615
Arkansas: 0.4%
	State of Arkansas, Federal Highway Grant Anticipation (GO)
125,000	5.00%, 04/01/18	130,711
675,000	5.00%, 04/01/18	705,841
75,000	5.00%, 10/01/18	79,775
100,000	5.00%, 04/01/21	113,805
150,000	State of Arkansas, Four-Lane Highway Construction and Improvement (GO) 5.00%, 06/15/21	171,492
		1,201,624
California: 14.3%
100,000	ABAG Finance Authority for Nonprofit Corporations, Series A (RB) 5.00%, 08/01/21	114,268
2,250,000	Bay Area Toll Authority, Toll Bridge Revenue, Series C (RB) 1.87%, 10/01/18 (c) (p)	2,271,915
500,000	Bay Area Toll Authority, Toll Bridge Revenue, Series E (RB) 2.00%, 10/01/20 (c) (p)	505,475
80,000	Bay Area Toll Authority, Toll Bridge Revenue, Series F-1 (RB) 5.00%, 04/01/19	86,554
725,000	California Health Facilities Financing Authority, St. Joseph Health System, Series C (RB) 5.00%, 10/15/19 (p)	790,670
250,000	California State Department of Water Resources, Central Valley Project, Series AM (RB) 5.00%, 12/01/18	267,827
85,000	California State Public Works Board, Department of Correction and Rehabilitation, Series E (RB) 5.00%, 09/01/20	95,167
	California State Public Works Board, Department of Correction and Rehabilitation, Series G (RB)
160,000	5.00%, 01/01/20	176,179
120,000	5.00%, 11/01/20	134,862
	California State Public Works Board, Department of State Hospital, Series E (RB)
70,000	5.00%, 06/01/19	75,868
310,000	5.00%, 06/01/20	344,977
700,000	5.00%, 06/01/21	795,347
160,000	California State Public Works Board, Various Capital Projects, Series A (RB) 5.00%, 04/01/19	172,573
340,000	California State Public Works Board, Various Capital Projects, Series G (RB) 5.00%, 11/01/18	362,294
	California State Public Works Board, Various Capital Projects, Series I (RB)
75,000	5.00%, 11/01/19	82,222
750,000	5.00%, 11/01/20	842,887
175,000	California State Public Works Board, Various Judicial Projects, Series A (RB) 4.00%, 03/01/19	184,728
	California State University, Series A (RB)
75,000	5.00%, 11/01/18	80,174
320,000	5.00%, 11/01/21	370,144
1,000,000	California Statewide Communities Development Authority, Pollution Control, Series A (RB) 1.37%, 04/02/18 (p)	1,000,630
250,000	City of Bakersfield, Wastewater Revenue, Series A (RB) 5.00%, 09/15/21	287,797
	City of Los Angeles, Wastewater System Revenue, Series A (RB)
200,000	5.00%, 06/01/19	217,682
660,000	5.00%, 06/01/19	717,394
500,000	Contra Costa Transportation Authority (RB) 5.00%, 03/01/21	569,815
50,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/22	57,946
150,000	East Bay Municipal Utility District, Water System Revenue, Series B (RB) 5.00%, 06/01/18	157,974
	Golden State Tobacco Securitization Corp., Series A (RB)
500,000	5.00%, 06/01/18	525,900
155,000	5.00%, 06/01/19	168,031
310,000	5.00%, 06/01/21	351,394
220,000	Los Angeles Community College District, Series A (GO) 5.00%, 08/01/20	247,720
500,000	Los Angeles County Metropolitan Transportation Authority (RB) 5.00%, 07/01/21	575,110
	Los Angeles Department of Water and Power, Series B (RB)
75,000	5.00%, 07/01/18	79,160
975,000	5.00%, 11/01/18 (c)	1,040,676
	Los Angeles Unified School District, Series A (GO)
575,000	4.00%, 07/01/18	599,357
290,000	5.00%, 07/01/18	306,339
105,000	5.00%, 07/01/19	114,611
60,000	5.00%, 07/01/21	68,930
	Los Angeles Unified School District, Series B (GO)
750,000	5.00%, 07/01/18	792,255
125,000	5.00%, 07/01/19	136,441
	Los Angeles Unified School District, Series C (GO)
300,000	5.00%, 07/01/18	316,902
335,000	5.00%, 07/01/20	376,222
140,000	5.00%, 07/01/21	160,838
	Metropolitan Water District of Southern California, Series C (RB)
1,050,000	5.00%, 07/01/18	1,109,304
175,000	5.00%, 07/01/19	191,107
1,300,000	Orange County Sanitation District (RB) 2.00%, 11/29/18 (c)	1,324,115
400,000	Regents of the University of California, Series AO (RB) 5.00%, 05/15/21	459,476
	Riverside County Transportation Commission, Series A (RB)
50,000	5.00%, 06/01/18	52,658
100,000	5.00%, 06/01/21	114,521
75,000	Sacramento City Financing Authority, EPA Building, Series A (RB) 4.00%, 05/01/18	77,680
	San Diego County Regional Transportation Commission, Series A (RB)
125,000	5.00%, 04/01/18	130,845
175,000	5.00%, 04/01/19	189,494
500,000	San Diego Unified School District, Series R-3 (GO) 5.00%, 07/01/18	528,170
270,000	San Francisco Unified School District, Proposition A (GO) 2.00%, 06/15/22	272,886
135,000	San Jose Financing Authority, Civil Center Project, Series A (RB) 5.00%, 06/01/20	150,512
105,000	San Mateo Joint Powers Financing Authority (RB) 4.00%, 06/15/19	112,195
80,000	Sonoma County Junior College District (GO) 5.00%, 08/01/19	87,262
	State of California Department of Water Resources, Central Valley Project (RB)
305,000	4.00%, 12/01/18	321,244
95,000	5.00%, 12/01/19	104,950
345,000	5.00%, 12/01/21	399,631
135,000	State of California Department of Water Resources, Central Valley Project, Series AM (RB) 5.00%, 12/01/19	149,140
595,000	State of California Department of Water Resources, Power Supply Revenue, Series O (RB) 5.00%, 05/01/21	680,841
	State of California, Various Purpose (GO)
230,000	4.00%, 02/01/18	237,183
1,055,000	4.00%, 02/01/19	1,114,544
200,000	4.00%, 02/01/22	222,038
150,000	5.00%, 02/01/18	156,167
75,000	5.00%, 03/01/18	78,332
1,400,000	5.00%, 04/01/18	1,466,640
1,050,000	5.00%, 09/01/18	1,116,601
1,385,000	5.00%, 09/01/18	1,472,851
50,000	5.00%, 02/01/19	53,806
100,000	5.00%, 04/01/19	108,171
375,000	5.00%, 02/01/20	415,504
25,000	5.00%, 03/01/20	27,758
1,000,000	5.00%, 04/01/20	1,112,890
1,550,000	5.00%, 09/01/20	1,743,471
300,000	5.00%, 02/01/21	340,686
500,000	5.00%, 09/01/21	574,985
300,000	5.00%, 09/01/21	344,991
815,000	5.00%, 11/01/21	940,290
250,000	5.00%, 02/01/22	289,472
100,000	5.00%, 04/01/22	116,130
250,000	5.00%, 09/01/22	292,705
750,000	5.00%, 10/01/22	879,487
450,000	5.00%, 10/01/22	527,692
765,000	5.00%, 10/01/22	897,077
100,000	University of California, Series AF (RB) 5.00%, 05/15/20	112,128
1,000,000	University of California, Series AT (RB) 1.40%, 11/15/20 (c) (p)	982,760
		38,703,645
Colorado: 0.4%
100,000	Metro Wastewater Reclamation District, Series A (RB) 5.00%, 04/01/18	104,652
	Regional Transportation District, Series A (CP)
250,000	5.00%, 06/01/18	262,745
200,000	5.00%, 06/01/20	222,222
350,000	5.00%, 06/01/20	388,888
		978,507
Connecticut: 2.4%
770,000	Connecticut State, Health and Educational Facilities Authority, Series A-3 (RB) 0.88%, 02/08/18 (p)	768,029
500,000	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 12/01/20	560,295
	State of Connecticut, Series A (RB)
100,000	4.00%, 09/01/18	104,379
1,000,000	5.00%, 09/01/20	1,114,430
	State of Connecticut, Series B (RB)
75,000	5.00%, 01/01/19	80,279
500,000	5.00%, 05/15/21	562,360
	State of Connecticut, Series C (GO)
55,000	5.00%, 06/15/18	57,701
250,000	5.00%, 07/15/19	270,527
500,000	5.00%, 06/01/20	551,785
500,000	5.00%, 06/01/21	562,540
	State of Connecticut, Series D (GO)
500,000	4.00%, 06/15/18	517,805
145,000	5.00%, 06/15/20	160,189
	State of Connecticut, Series E (GO)
280,000	5.00%, 09/01/18	295,627
500,000	5.00%, 10/15/22	572,290
250,000	State of Connecticut, Special Tax Revenue, Series A (RB) 5.00%, 01/01/20	274,230
		6,452,466
Delaware: 0.1%
150,000	Delaware Transportation Authority (RB) 5.00%, 07/01/22	174,978
District of Columbia: 0.2%
	District of Columbia, Series A (GO)
160,000	5.00%, 06/01/19	173,758
80,000	5.00%, 12/01/19	88,144
125,000	5.00%, 06/01/20	139,536
50,000	District of Columbia, Series D (GO) 5.00%, 06/01/19	54,300
		455,738
Florida: 4.9%
50,000	Broward County, Airport System Revenue, Series P-2 (RB) 5.00%, 10/01/18	53,243
265,000	Broward County, Airport System Revenue, Series Q-1 (RB) 5.00%, 10/01/18	282,188
	Citizens Property Insurance Corp., Series A-1 (RB)
115,000	5.00%, 06/01/19	124,558
270,000	5.00%, 06/01/20	299,352
115,000	5.00%, 06/01/22	132,099
1,630,000	City of Jacksonville, Series C (RB) 5.00%, 10/01/18	1,734,890
350,000	City of Jacksonville, Transportation Revenue, Series B (RB) 5.00%, 10/01/22	405,723
180,000	County of Broward, Airport System Revenue, Series Q-1 (RB) 5.00%, 10/01/20	200,452
500,000	County of Hillsborough (RB) 5.00%, 11/01/21	569,015
750,000	County of Orange, Series C (RB) 5.00%, 01/01/21	848,122
	Florida Department of Environmental Protection, Series A (RB)
460,000	5.00%, 07/01/20	513,337
125,000	5.00%, 07/01/20	138,964
	JEA Electric System, Series Three A (RB)
65,000	5.00%, 10/01/18	69,183
270,000	5.00%, 10/01/19	295,150
150,000	JEA Electric System, Series Three C (RB) 5.00%, 10/01/18	159,602
690,000	JEA Electric System, Series Three D (RB) 5.00%, 10/01/19	753,894
110,000	Miami-Dade County Building Better Communities Program, Series B (GO) 5.00%, 07/01/20	122,676
	Miami-Dade County Expressway Authority, Toll System Revenue, Series A (RB)
205,000	5.00%, 07/01/18	216,162
50,000	5.00%, 07/01/20	55,551
500,000	5.00%, 07/01/21	565,735
	Miami-Dade County Expressway Authority, Toll System Revenue, Series B (RB)
50,000	5.00%, 07/01/20	55,551
250,000	5.00%, 07/01/21	283,320
100,000	Miami-Dade County School Board Foundation, Inc., Series A (CP) 5.00%, 05/01/20	110,072
165,000	Miami-Dade County School Board Foundation, Inc., Series D (CP) 5.00%, 11/01/19	179,629
185,000	Miami-Dade County, Water & Sewer System Revenue (RB) 5.00%, 10/01/20	207,416
130,000	Orange County Expressway Authority (RB) 5.00%, 07/01/19	140,798
	Orange County, Sales Tax, Series C (RB)
280,000	5.00%, 01/01/19	300,317
900,000	5.00%, 01/01/20	993,186
275,000	Palm Beach County, Public Improvement (RB) 5.00%, 06/01/18	289,580
	Reedy Creek Improvement District, Series A (GO)
265,000	5.00%, 06/01/20	294,627
300,000	5.00%, 06/01/21	340,326
250,000	School Board of Lee County , Series B (CP) 5.00%, 08/01/19	271,987
	State of Florida, Board of Education Lottery Revenue, Series A (RB)
100,000	5.00%, 07/01/18	105,605
100,000	5.00%, 07/01/21	114,103
	State of Florida, Board of Education, Full Faith and Credit, Series A (GO)
50,000	5.00%, 06/01/19	54,360
130,000	5.00%, 06/01/19	141,336
	State of Florida, Board of Education, Full Faith and Credit, Series B (GO)
90,000	5.00%, 06/01/18	94,748
50,000	5.00%, 06/01/18	52,638
190,000	5.00%, 06/01/20	212,357
	State of Florida, Board of Education, Full Faith and Credit, Series D (GO)
250,000	5.00%, 06/01/20	279,417
450,000	5.00%, 06/01/21	515,137
220,000	State of Florida, Board of Education, Full Faith and Credit, Series E (GO) 5.00%, 06/01/19	239,184
215,000	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/18	226,341
220,000	State of Florida, Department of Transportation, Full Faith and Credit, Series A (GO) 5.00%, 07/01/19	239,752
80,000	State of Florida, Department of Transportation, Turnpike Revenue, Series C (RB) 5.00%, 07/01/21	91,429
		13,373,112
Georgia: 2.3%
75,000	Chatham County Hospital Authority, Memorial Health University Medical Center, Inc. (RB) 5.00%, 01/01/21	84,175
	Forsyth County School District (GO)
330,000	5.00%, 02/01/19	354,981
225,000	5.00%, 02/01/21	255,141
1,200,000	Fulton County Development Authority, Georgia Tech Athletic Association Project, Series A (RB) 5.00%, 10/01/19	1,307,820
275,000	Gwinnett County School District, Series A (GO) 5.00%, 02/01/19	296,101
1,000,000	Monroe County Development Authority (RB) 2.35%, 12/11/20 (p)	1,002,560
200,000	Municipal Electric Authority of Georgia, Series A (RB) 4.00%, 01/01/21	217,966
	State of Georgia, Series A (GO)
75,000	5.00%, 02/01/18	78,030
20,000	5.00%, 01/01/19	21,479
185,000	5.00%, 02/01/19	199,195
125,000	5.00%, 07/01/19	136,316
50,000	5.00%, 02/01/21	56,844
750,000	5.00%, 02/01/22	870,367
500,000	State of Georgia, Series C (GO) 5.00%, 07/01/19	545,265
700,000	State of Georgia, Series F (GO) 5.00%, 07/01/21	803,222
60,000	State of Georgia, Series H (GO) 5.00%, 12/01/18	64,267
		6,293,729
Hawaii: 0.6%
150,000	City and County Honolulu, Wastewater System Revenue, Series B (RB) 5.00%, 07/01/20	167,871
425,000	State of Hawaii, Series EF (GO) 5.00%, 11/01/21	489,706
235,000	State of Hawaii, Series EH (GO) 5.00%, 08/01/19	256,578
200,000	State of Hawaii, Series EP (GO) 5.00%, 08/01/20	224,398
500,000	State of Hawaii, Series FB (GO) 5.00%, 04/01/21	569,245
		1,707,798
Idaho: 0.2%
450,000	Idaho Health Facilities Authority, Trinity Health Credit Group, Series D (RB) 5.00%, 12/01/21	511,600
Illinois: 3.4%
250,000	City of Chicago, Series A (GO) 5.00%, 01/01/20	253,843
215,000	City of Chicago, Water Revenue (RB) 5.00%, 11/01/20	234,092
390,000	Illinois Finance Authority (RB) 4.00%, 01/01/23	429,842
50,000	Illinois State Toll Highway Authority, Series A (RB) 5.00%, 12/01/19	54,739
120,000	McHenry County Conservation District (GO) 5.00%, 02/01/21	135,230
	State of Illinois (GO)
100,000	4.00%, 02/01/19	101,863
335,000	5.00%, 08/01/18	348,765
155,000	5.00%, 05/01/19	161,433
850,000	5.00%, 06/01/19	886,159
800,000	5.00%, 02/01/20	838,472
445,000	5.00%, 03/01/20	466,689
325,000	5.00%, 04/01/20	341,143
85,000	5.00%, 05/01/20	89,274
275,000	5.00%, 08/01/20	289,567
1,000,000	5.00%, 06/01/21	1,054,770
50,000	5.00%, 07/01/21	52,768
130,000	5.00%, 03/01/22	136,893
350,000	5.00%, 06/01/22	368,686
25,000	5.00%, 06/15/22	28,389
250,000	5.00%, 08/01/22	269,892
550,000	State of Illinois, Sales Tax, Junior Obligation (RB) 5.00%, 06/15/18	577,010
	State of Illinois, Series A (GO)
500,000	3.00%, 01/01/18	504,530
275,000	4.00%, 01/01/20	280,371
210,000	4.00%, 01/01/21	213,494
875,000	5.00%, 04/01/18	904,032
250,000	State of Illinois, Series C (RB) 4.00%, 06/15/21	269,390
		9,291,336
Iowa: 0.2%
	Iowa Finance Authority (RB)
175,000	5.00%, 08/01/18	185,115
285,000	5.00%, 08/01/20	319,870
		504,985
Kansas: 0.8%
125,000	Kansas Development Authority, Department of Commerce, Series K (RB) 5.00%, 12/01/19	134,843
580,000	Kansas Development Finance Authority, Series G (RB) 5.00%, 04/01/22	663,984
	State of Kansas Department of Transportation, Highway Revenue, Series B (RB)
50,000	5.00%, 09/01/19	54,795
50,000	5.00%, 09/01/21	57,451
	State of Kansas Department of Transportation, Highway Revenue, Series C (RB)
90,000	5.00%, 09/01/18	95,431
50,000	5.00%, 09/01/19	54,795
1,000,000	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB) 5.00%, 09/01/22	1,170,820
		2,232,119
Kentucky: 1.3%
615,000	Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB) 5.25%, 09/01/22	712,244
50,000	Kentucky Asset Liability Commission Project, Series A (RB) 5.00%, 09/01/19	54,263
200,000	Kentucky State Property and Building Commission, Project No. 108, Series B (RB) 5.00%, 08/01/22	227,944
500,000	Kentucky State Property and Building Commission, Project No. 112, Series B (RB) 5.00%, 11/01/22	571,950
	Kentucky Turnpike Authority, Series A (RB)
50,000	5.00%, 07/01/18	52,759
205,000	5.00%, 07/01/19	221,722
55,000	5.00%, 07/01/20	60,874
	Louisville/Jefferson County Metropolitan Government, Series A (RB)
310,000	5.00%, 12/01/18	328,442
50,000	5.00%, 12/01/19	54,089
600,000	University of Kentucky, Series B (RB) 5.00%, 10/01/21	689,226
600,000	University of Kentucky, Series D (RB) 5.25%, 10/01/20	680,310
		3,653,823
Louisiana: 1.3%
	City of Lafayette, Utilities Revenue (RB)
60,000	5.00%, 11/01/19	65,641
150,000	5.00%, 11/01/20	168,170
1,000,000	City of New Orleans (GO) 5.00%, 12/01/20	1,117,430
260,000	Louisiana State Citizens Property Insurance Corp. (RB) 5.00%, 06/01/20	286,928
	State of Louisiana Gasoline and Fuels Tax Revenue, Series A-1 (RB)
50,000	5.00%, 05/01/18	52,416
110,000	5.00%, 05/01/19	119,125
145,000	5.00%, 05/01/20	161,352
	State of Louisiana, Series C (GO)
50,000	5.00%, 08/01/19	54,333
250,000	5.00%, 07/15/20	278,240
1,000,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 05/15/20	1,081,910
		3,385,545
Maine: 0.1%
50,000	Maine Municipal Bond Bank, Series C (RB) 5.00%, 11/01/19	54,815
275,000	State of Maine, Series B (GO) 5.00%, 06/01/18	289,319
		344,134
Maryland: 5.7%
1,510,000	Baltimore County Consolidated Public Improvement (GO) 5.00%, 08/01/18	1,600,071
250,000	Baltimore County Consolidated Public Improvement, Series B (GO) 5.00%, 08/01/19	273,342
600,000	City of Baltimore Consolidated Public Improvement, Series B (GO) 5.00%, 10/15/20	674,604
500,000	County of Baltimore, Consolidated Public Improvement (GO) 5.00%, 08/01/22	585,915
400,000	County of Baltimore, Public Improvement Bond, Refunding Series (GO) 5.00%, 08/01/21	459,688
650,000	County of Montgomery, Series A (GO) 5.00%, 11/01/22	765,342
475,000	County of Prince George’s, Public Improvement Bond, Series B (GO) 4.00%, 03/01/20	513,717
500,000	Maryland Department of Transportation (RB) 5.00%, 06/01/18	526,785
145,000	Maryland Economic Development Corp. (RB) 5.00%, 06/01/20	161,260
	Maryland Health and Higher Educational Facilities Authority (RB)
250,000	5.00%, 07/01/19	269,220
100,000	5.00%, 08/15/19	108,772
145,000	Maryland Water Quality Financing Administration Revolving Loan Fund (RB) 5.00%, 03/01/21	164,630
25,000	Montgomery County, Consolidated Public Improvement, Series A (GO) 5.00%, 11/01/20	28,272
	Prince George’s County, Consolidated Public Improvement, Series B (GO)
50,000	4.00%, 03/01/19	52,960
90,000	4.00%, 03/01/21	98,979
	State of Maryland Department of Transportation (RB)
385,000	5.00%, 02/15/18	401,278
100,000	5.00%, 12/15/20	113,260
175,000	State of Maryland, Second Series B (GO) 5.00%, 08/01/19	191,431
	State of Maryland, Second Series C (GO)
500,000	5.00%, 08/01/21	574,610
850,000	5.00%, 08/01/22	995,571
1,250,000	State of Maryland, State and Local Facilities Loan, First Series (GO) 5.00%, 06/01/22	1,459,237
140,000	State of Maryland, State and Local Facilities Loan, First Series A (GO) 5.00%, 03/01/19	151,214
	State of Maryland, State and Local Facilities Loan, First Series B (GO)
2,000,000	4.50%, 08/01/19	2,163,260
285,000	4.50%, 08/01/21	321,366
1,380,000	State of Maryland, State and Local Facilities Loan, First Series C (GO) 5.00%, 08/01/18	1,462,317
200,000	State of Maryland, State and Local Facilities Loan, Second Series B (GO) 5.00%, 08/01/18	211,930
	State of Maryland, State and Local Facilities Loan, Second Series C (GO)
95,000	5.00%, 08/01/19	103,920
200,000	5.25%, 08/01/20	226,610
	Washington Suburban Sanitary Commission (GO)
500,000	4.00%, 06/01/20	543,310
50,000	5.00%, 06/01/18	52,645
100,000	5.00%, 06/01/20	111,906
		15,367,422
Massachusetts: 2.3%
155,000	City of Boston, Series A (GO) 4.00%, 04/01/19	164,503
50,000	City of Boston, Series B (GO) 5.00%, 02/01/20	55,479
	Commonwealth of Massachusetts, Series A (GO)
490,000	5.00%, 03/01/18	511,335
335,000	5.00%, 12/01/18	358,762
85,000	5.00%, 06/01/20	95,090
	Commonwealth of Massachusetts, Series B (GO)
100,000	5.00%, 08/01/19	109,182
500,000	5.00%, 08/01/20	560,815
165,000	Massachusetts Clean Water Trust, Series 19 (RB) 5.00%, 02/01/19	177,660
	Massachusetts Development Finance Agency (RB)
325,000	5.00%, 07/01/21	366,551
750,000	5.00%, 07/01/21	845,887
250,000	5.00%, 07/01/22	286,345
	Massachusetts School Building Authority, Senior Dedicated Sales Tax, Series B (RB)
1,100,000	5.00%, 08/15/18	1,166,957
200,000	5.00%, 08/15/19	218,750
375,000	Massachusetts State, Federal Highway Grant, Series A (RB) 5.00%, 06/15/22	437,370
555,000	Massachusetts Water Pollution Abatement Trust, Series 16-B (RB) 5.00%, 08/01/18	587,934
350,000	Massachusetts Water Resources Authority, Series C (RB) 5.00%, 08/01/21 (c)	399,609
		6,342,229
Michigan: 1.5%
75,000	Michigan Finance Authority, Braumont Health Credit Group, Series A (RB) 4.00%, 08/01/20	80,591
	Michigan Finance Authority, Unemployment Obligation Assessment, Series A (RB)
730,000	4.00%, 01/01/19	769,354
850,000	5.00%, 07/01/18	897,022
100,000	5.00%, 07/01/19	109,003
	Michigan Finance Authority, Unemployment Obligation Assessment, Series B (RB)
175,000	5.00%, 07/01/19 (c)	190,276
55,000	5.00%, 07/01/19 (c)	59,815
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1 (RB) 2.00%, 05/30/18 (p)	505,505
500,000	Michigan Strategic Fund, The Detroit Edison Company Pollution Control Project, Series CC (RB) 1.45%, 09/01/21 (p)	482,690
	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligation Group, Series D (RB)
310,000	2.25%, 09/01/20	314,703
375,000	5.00%, 09/01/19	406,571
275,000	State of Michigan, Environmental Program (GO) 3.00%, 11/01/20	289,963
		4,105,493
Minnesota: 1.3%
500,000	State of Minnesota, 911 Services Revenue (RB) 5.00%, 06/01/21	568,105
100,000	State of Minnesota, Series E (GO) 3.00%, 08/01/21	106,182
	State of Minnesota, Various Purpose, Series A (GO)
120,000	5.00%, 08/01/19	131,173
150,000	5.00%, 08/01/21	172,242
	State of Minnesota, Various Purpose, Series D (GO)
215,000	5.00%, 08/01/20	241,619
750,000	5.00%, 08/01/22	877,590
500,000	5.00%, 08/01/22	585,060
400,000	State of Minnesota, Various Purpose, Series F (GO) 5.00%, 10/01/22	469,532
270,000	State of Missouri, Series A (GO) 5.00%, 08/01/18	285,898
		3,437,401
Mississippi: 0.3%
	Mississippi Development Bank, Highway Construction Project (RB)
195,000	5.00%, 01/01/18	201,856
175,000	5.00%, 01/01/21	196,478
250,000	State of Mississippi, Series F (GO) 5.00%, 11/01/20	281,350
		679,684
Missouri: 1.8%
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Series A (RB)
45,000	5.00%, 10/01/19	49,266
700,000	5.00%, 10/01/20	784,819
500,000	City of Kansas, Series A (GO) 4.00%, 02/01/18	515,060
	Curators of the University of Missouri System Facilities, Series A (RB)
155,000	4.00%, 11/01/19	166,289
115,000	5.00%, 11/01/19	126,466
85,000	Curators of the University of Missouri System, Series A (RB) 5.00%, 11/01/19	93,475
1,000,000	Jackson County, Harry S. Truman Sports Complex Project (RB) 5.00%, 12/01/19	1,093,610
	Missouri Highway and Transportation Commission, First Lien, Series A (RB)
375,000	5.00%, 05/01/18	393,787
475,000	5.00%, 05/01/19	515,399
500,000	Missouri Highway and Transportation Commission, Second Lien, Series B (RB) 5.00%, 05/01/18	524,985
500,000	Springfield School District No. R-12, Series B (GO) (SAW) 5.00%, 03/01/22	578,880
		4,842,036
Nebraska: 0.9%
500,000	Lincoln Electric System, Series A 5.00%, 09/01/20	561,105
	Nebraska Public Power District, Series A (RB)
300,000	4.00%, 01/01/20	321,372
50,000	5.00%, 01/01/21	56,217
300,000	Nebraska Public Power District, Series B (RB) 5.00%, 01/01/20	329,886
350,000	Nebraska Public Power District, Series C (RB) 5.00%, 01/01/18 (c)	362,925
	Omaha Public Power District, Electric System Revenue, Series B (RB)
75,000	5.00%, 02/01/19	80,615
600,000	5.00%, 02/01/21	679,878
100,000	Public Power Generation Agency (RB) 5.00%, 01/01/22	112,568
		2,504,566
Nevada: 0.5%
345,000	Clark County School District, Series A (GO) 5.00%, 06/15/19	374,228
50,000	Clark County School District, Series B (GO) 5.00%, 06/15/19	54,236
230,000	County of Clark, Flood Control (GO) 5.00%, 11/01/22	269,169
105,000	State of Nevada, Capital Improvement and Cultural Affairs, Series D-1 (GO) 5.00%, 03/01/20	116,213
500,000	State of Nevada, Series B (GO) 5.00%, 11/01/21	573,415
		1,387,261
New Jersey: 6.2%
	Garden State Preservation Trust, Open Space and Farmland, Series A (RB)
100,000	4.00%, 11/01/18	103,131
65,000	4.00%, 11/01/19	68,204
95,000	5.00%, 11/01/18	99,591
390,000	5.00%, 11/01/20	426,091
	New Jersey Building Authority, Series A (RB)
500,000	5.00%, 06/15/18	519,695
575,000	5.00%, 06/15/19	604,969
200,000	New Jersey Economic Development Authority (RB) 5.00%, 03/01/20	210,408
350,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series II (RB) 5.00%, 03/01/22	370,545
1,000,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB) 5.00%, 03/01/22	1,058,700
300,000	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB) 5.00%, 06/15/19	313,248
125,000	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB) 5.00%, 06/15/20	131,918
500,000	New Jersey Educational Facilities Authority (RB) 5.00%, 06/15/22	527,615
500,000	New Jersey Educational Facilities Authority, Series B 5.00%, 06/01/19	524,490
810,000	New Jersey General Obligation Bonds, Refunding Bonds, Series T (GO) 5.00%, 06/01/22	908,682
60,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB) 5.00%, 07/01/22	68,855
880,000	New Jersey Health Care Facilities Financing Authority, Greystone Park Psychiatric Hospital Project, Series B (RB) 5.00%, 09/15/18	922,777
160,000	New Jersey Housing and Mortgage Finance Agency, Series B (RB) 1.05%, 05/01/18	159,189
145,000	New Jersey State Turnpike Authority, Series B (RB) 5.00%, 01/01/20	159,401
	New Jersey Transit Corp., Series A (RB)
910,000	5.00%, 09/15/18	957,074
350,000	5.00%, 09/15/19	371,927
125,000	5.00%, 09/15/21	135,419
	New Jersey Transportation Trust Fund Authority, Series A (RB)
1,000,000	5.00%, 12/15/19	1,057,620
265,000	5.00%, 06/15/20	280,012
	New Jersey Transportation Trust Fund Authority, Series A-1 (RB)
1,300,000	5.00%, 06/15/18 (c)	1,341,236
375,000	5.00%, 06/15/18 (c)	387,150
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
625,000	4.00%, 06/15/18	641,244
245,000	5.00%, 06/15/18	254,651
250,000	5.00%, 06/15/19	262,502
870,000	5.00%, 06/15/20	919,285
110,000	New Jersey Turnpike Authority, Series B (RB) 5.00%, 01/01/19	117,548
	New Jersey Turnpike Authority, Series C (RB)
100,000	5.00%, 01/01/21	112,434
100,000	5.00%, 01/01/22	113,914
500,000	Rutgers State University of New Jersey, Series J (RB) 5.00%, 05/01/21	566,180
400,000	State of New Jersey, Series T (GO) 5.00%, 06/01/21	443,888
1,500,000	State of New Jersey, Various Purpose (GO) 5.00%, 06/01/22	1,682,745
		16,822,338
New Mexico: 0.9%
600,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/21	685,440
250,000	City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds, Series B (RB) 1.87%, 10/01/21 (p)	243,593
340,000	New Mexico Finance Authority, State Transportation, Senior Lien (RB) 5.00%, 06/15/22	395,791
	State of New Mexico Severance Tax, Series A (RB)
70,000	4.00%, 07/01/18 (c)	72,885
50,000	5.00%, 07/01/18	52,803
940,000	5.00%, 07/01/19 (c)	1,023,218
75,000	5.00%, 07/01/19 (c)	81,640
		2,555,370
New York: 15.3%
50,000	City of New York, Series A (GO) 5.00%, 08/01/19	54,552
	City of New York, Series B (GO)
30,000	4.00%, 08/01/19	31,997
1,000,000	5.00%, 08/01/20	1,119,810
55,000	City of New York, Series C (GO) 5.00%, 08/01/18	58,255
	City of New York, Series D (GO)
165,000	5.00%, 08/01/19	180,022
1,000,000	5.00%, 08/01/20	1,119,810
410,000	City of New York, Series F (GO) 5.00%, 08/01/20	459,122
	City of New York, Series G (GO)
1,150,000	5.00%, 08/01/19	1,254,696
370,000	5.00%, 08/01/20	414,330
300,000	City of New York, Series G-1 (GO) 5.00%, 04/01/21	340,638
	City of New York, Series I (GO)
325,000	5.00%, 08/01/18	344,237
230,000	5.00%, 08/01/19	250,939
1,000,000	5.00%, 08/01/20	1,119,810
500,000	City of New York, Series J (GO) 5.00%, 08/01/20	559,905
	County of Monroe, Series B (GO)
500,000	5.00%, 06/01/18	522,640
900,000	5.00%, 06/01/19	966,195
115,000	County of Nassau, Series A (GO) 5.00%, 04/01/18	120,076
960,000	Erie County Industrial Development Agency, City School District, Series A (RB) (SAW) 5.00%, 05/01/19	1,038,970
400,000	Long Island Power Authority Electric System, Series B (RB) 5.00%, 09/01/22	460,524
	Metropolitan Transportation Authority, Series B (RB)
500,000	3.00%, 11/15/18	516,815
130,000	5.00%, 11/15/19	142,692
325,000	5.00%, 11/15/21	371,810
	Metropolitan Transportation Authority, Series C (RB)
315,000	5.00%, 11/15/18	336,688
175,000	5.00%, 11/15/20	196,754
130,000	5.00%, 11/15/20	146,160
	Metropolitan Transportation Authority, Series D (RB)
550,000	5.00%, 11/15/18	587,867
265,000	5.00%, 11/15/20	297,942
	Metropolitan Transportation Authority, Series F (RB)
425,000	5.00%, 11/15/18	454,261
75,000	5.00%, 11/15/19	82,322
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
125,000	5.00%, 11/01/18	133,601
75,000	5.00%, 11/01/19	82,499
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series I (RB)
60,000	4.50%, 05/01/20	65,939
650,000	5.00%, 05/01/18	682,149
60,000	5.00%, 05/01/19	65,061
250,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries A-1 (RB) 4.00%, 05/01/19	265,567
200,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries D-1 (RB) 5.00%, 02/01/19	215,180
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries E-1 (RB)
50,000	5.00%, 02/01/18	52,000
25,000	5.00%, 02/01/19	26,898
500,000	5.00%, 02/01/21	567,395
55,000	5.00%, 02/01/22	63,598
250,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries F-1 (RB) 5.00%, 05/01/20	278,697
270,000	New York City Transitional Finance Authority, Series B (RB) 5.00%, 11/01/20	304,806
	New York City Transitional Finance Authority, Series D (RB)
50,000	4.00%, 02/01/18	51,541
1,000,000	5.00%, 11/01/19	1,099,990
500,000	New York City Transitional Finance Authority, Subseries F-1 (RB) 5.00%, 02/01/20	553,850
100,000	New York State Bridge Authority (RB) 4.00%, 01/01/20	107,509
	New York State Dormitory Authority, New York State University, Series A (RB)
285,000	5.00%, 07/01/20	318,650
165,000	5.00%, 07/01/20	184,424
40,000	5.00%, 07/01/21	45,660
250,000	New York State Dormitory Authority, School District, Series A (RB) (SAW) 5.00%, 10/01/22	287,492
700,000	New York State Dormitory Authority, School of Medicine at Mount Sinai, Series A (RB) 4.00%, 07/01/20	751,681
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 02/15/20	554,060
460,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 02/15/21	522,008
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
100,000	5.00%, 03/15/18	104,475
400,000	5.00%, 03/15/19	431,932
630,000	5.00%, 03/15/20	699,533
680,000	5.00%, 03/15/21	773,201
	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
1,675,000	5.00%, 03/15/19	1,808,715
200,000	5.00%, 03/15/20	222,074
735,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 02/15/22	850,755
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
900,000	4.00%, 03/15/21	987,597
370,000	5.00%, 03/15/18	386,557
125,000	5.00%, 03/15/20	138,796
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
920,000	4.00%, 03/15/20	994,152
100,000	5.00%, 03/15/19	108,049
700,000	5.00%, 03/15/20	777,714
300,000	5.00%, 03/15/20	333,306
250,000	5.00%, 03/15/21	284,692
	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series A (RB)
150,000	5.00%, 06/15/19	163,332
1,250,000	5.00%, 06/15/20	1,400,525
535,000	5.00%, 06/15/20	599,425
280,000	5.00%, 06/15/20	313,718
600,000	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series D (RB) 5.00%, 06/15/20	672,252
	New York State Thruway Authority, Junior Indebtedness Obligations, Series A (RB)
80,000	3.00%, 05/01/19	82,890
60,000	5.00%, 05/01/19	64,908
2,755,000	New York State Thruway Authority, Series A (RB) 5.00%, 05/01/19	2,977,163
	New York State Thruway Authority, Series I (RB)
100,000	5.00%, 01/01/18	103,571
500,000	5.00%, 01/01/20	549,660
150,000	New York State Thruway Authority, Series J (RB) 5.00%, 01/01/20	164,898
750,000	New York State Thruway Authority, Series K (RB) 5.00%, 01/01/20	824,490
450,000	New York State Thruway Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/19	485,923
	New York State Urban Development Corp., State Personal Income Tax, Series A (RB)
150,000	5.00%, 03/15/19	161,975
350,000	5.00%, 03/15/20	388,629
	New York State Urban Development Corp., State Personal Income Tax, Series C (RB)
500,000	5.00%, 03/15/18	522,375
55,000	5.00%, 03/15/20	61,070
60,000	Port Authority of New York and New Jersey, One Hundred Seventy-Fifth Series (RB) 5.00%, 12/01/18	64,052
500,000	Port Authority of New York and New Jersey, One Hundred Seventy-Ninth Series (RB) 5.00%, 12/01/20	564,655
275,000	State of New York Municipal Bond Bank Agency, Special School Purpose, Series A (RB) (SAW) 5.00%, 12/01/19	302,670
	Town of Oyster Bay, New York Public Improvement, Series A (GO) (AGM)
110,000	3.00%, 03/01/18	111,828
150,000	3.00%, 03/01/19	153,068
90,000	Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM) 4.00%, 11/01/20	95,423
	Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Series B (RB)
85,000	5.00%, 11/15/19	93,568
125,000	5.00%, 11/15/20	141,178
750,000	5.00%, 11/15/21	863,970
		41,658,858
North Carolina: 1.8%
50,000	City of Charlotte, Series A (GO) 5.00%, 07/01/18	52,810
1,000,000	Country of Wake, Series B (GO) 5.00%, 02/01/20	1,109,250
	County of Guilford, Series A (GO)
100,000	5.00%, 03/01/19	107,967
245,000	5.00%, 03/01/21	279,106
	County of Mecklenburg, Series A (GO)
140,000	5.00%, 12/01/18	149,957
150,000	5.00%, 09/01/21	172,782
350,000	County of Mecklenburg, Series B (GO) 5.00%, 12/01/21	405,244
305,000	County of Wake, Public Improvement (GO) 5.00%, 09/01/18	323,998
330,000	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series B (RB) 5.00%, 01/01/21	373,979
325,000	North Carolina Medical Care Commission, Duke University Health System, Series A (RB) 5.00%, 06/01/18	341,968
	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A (RB)
100,000	4.00%, 01/01/18	102,612
80,000	4.00%, 01/01/19	84,079
40,000	4.00%, 01/01/19	42,102
40,000	4.00%, 01/01/20	42,767
1,000,000	North Carolina State, Grant Anticipation Revenue Vehicle Bond (RB) 5.00%, 03/01/19	1,074,950
270,000	State of North Carolina, Series E (GO) 5.00%, 05/01/19	293,088
		4,956,659
Ohio: 2.2%
100,000	American Municipal Power, Inc., Series B (RB) 5.00%, 02/15/18	104,028
1,000,000	City of Cincinnati, Various Purpose, Series A (GO) 5.00%, 12/01/20	1,129,310
	City of Columbus, Various Purpose, Series A (GO)
250,000	2.00%, 08/15/20	255,152
1,000,000	5.00%, 07/01/19	1,090,530
120,000	Ohio State Hospital Revenue, Cleveland Clinic Health System, Series A (RB) 5.00%, 01/01/21	134,630
120,000	Ohio State Water Development Authority, Fresh Water, Series A (RB) 5.00%, 12/01/19	132,462
100,000	Ohio State, Higher Education, Series A (GO) 5.00%, 02/01/20	110,770
430,000	State of Ohio, Common Schools, Series A (GO) 5.00%, 09/15/19	471,379
	State of Ohio, Higher Education, Series B (GO)
245,000	5.00%, 08/01/18	259,502
50,000	5.00%, 08/01/19	54,617
50,000	State of Ohio, Higher Education, Series C (GO) 5.00%, 08/01/19	54,617
50,000	State of Ohio, Highway Capital Improvement, Series Q (GO) 5.00%, 05/01/18	52,492
	State of Ohio, Highway Capital Improvement, Series R (GO)
35,000	5.00%, 05/01/19	37,952
250,000	5.00%, 05/01/22	290,402
200,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/22	232,322
500,000	State of Ohio, Infrastructure Project, Series 1B (RB) 5.00%, 12/15/18	536,115
985,000	State of Ohio, Third Frontier Research and Development, Series A (GO) 3.00%, 05/01/20	1,035,767
		5,982,047
Oklahoma: 0.3%
	Grand River Dam Authority, Series A (RB)
100,000	3.00%, 06/01/18	102,443
50,000	4.00%, 06/01/19	53,014
500,000	Oklahoma Development Finance Authority, Health System Revenue, Series A (RB) 5.00%, 08/15/22	575,090
50,000	Oklahoma Development Finance Authority, Health System, Series A (RB) 5.00%, 08/15/18	52,965
		783,512
Oregon: 0.8%
60,000	City of Portland, Sewer System, First Lien, Series A (RB) 5.00%, 06/01/19	65,203
250,000	City of Portland, Water System, First Lien, Series A (RB) 5.00%, 04/01/21	284,837
200,000	Medford School District No. 549C (GO) (SBG) 5.00%, 12/15/20	225,716
	Oregon State Facilities Authority, Providence Health and Services, Series A (RB)
50,000	5.00%, 10/01/20	55,983
190,000	5.00%, 10/01/21	216,971
	Oregon State Lottery, Department of Administrative Services, Series B (RB)
685,000	5.00%, 04/01/19	741,430
205,000	5.00%, 04/01/20	227,739
65,000	Oregon State Lottery, Department of Administrative Services, Series D (RB) 5.00%, 04/01/20	72,210
385,000	Tri-County Metropolitan Transportation District of Oregon Payroll Tax (RB) 5.00%, 05/01/17 (c)	389,273
		2,279,362
Pennsylvania: 4.3%
	City of Philadelphia, Gas Works Revenue, Thirteenth Series (RB)
105,000	4.00%, 08/01/18	108,960
400,000	5.00%, 08/01/20	439,312
500,000	5.00%, 08/01/21	556,425
310,000	City of Philadelphia, Water and Wastewater Revenue (RB) 5.00%, 10/01/22	357,204
40,000	City of Philadelphia, Water and Wastewater Revenue, Series A (RB) 5.00%, 07/01/20	44,454
	Commonwealth of Pennsylvania, First Refunding Series (GO)
195,000	5.00%, 06/15/18	205,257
90,000	5.00%, 07/01/18	94,862
220,000	5.00%, 07/01/18	231,884
50,000	5.00%, 08/15/19	54,347
	Commonwealth of Pennsylvania, First Series (GO)
480,000	5.00%, 04/01/19	516,331
260,000	5.00%, 06/01/19	280,985
	Commonwealth of Pennsylvania, Second Series (GO)
1,200,000	5.00%, 10/15/19	1,310,028
750,000	5.00%, 09/15/22	862,080
835,000	County of Allegheny, Series C-73 (GO) 5.00%, 12/01/19	912,922
200,000	Monroeville Finance Authority, UPMC Revenue (RB) 5.00%, 02/15/21	225,622
	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series A (RB)
545,000	4.00%, 02/01/20	584,583
1,500,000	5.00%, 07/01/18	1,584,510
475,000	5.00%, 01/01/19	509,651
360,000	5.00%, 07/01/19	392,501
	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B (RB)
275,000	5.00%, 01/01/19 (c)	293,925
35,000	5.00%, 07/01/19 (c)	38,116
205,000	5.00%, 07/01/19 (c)	222,946
700,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System (RB) 5.00%, 08/15/21	794,479
	Pennsylvania State University, Series B (RB)
315,000	5.00%, 09/01/21	361,491
500,000	5.00%, 09/01/22	584,540
155,000	School District of Philadelphia, Series D (GO) (SAW) 5.00%, 09/01/18	162,035
		11,729,450
Rhode Island: 0.8%
1,000,000	Rhode Island Health and Educational Building Corp. (RB) 5.00%, 09/01/21	1,142,840
800,000	State of Rhode Island, Consolidated Capital Development Loan, Series A (GO) 5.00%, 08/01/19	871,384
100,000	State of Rhode Island, Consolidated Capital Development Loan, Series D (GO) 5.00%, 08/01/20	111,655
		2,125,879
South Carolina: 0.4%
50,000	Beaufort County School District, Series A (GO) 5.00%, 03/01/18	52,177
75,000	Charleston Educational Excellence Financing Corp., Series B (RB) 5.00%, 12/01/20	84,341
565,000	SCAGO Educational Facilities Corp. for Pickens School District (RB) 5.00%, 12/01/21	644,015
350,000	South Carolina Public Service Authority (RB) 5.00%, 12/01/19	384,706
		1,165,239
Tennessee: 0.6%
145,000	County of Shelby, Series A (GO) 4.00%, 03/01/20	156,590
90,000	Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A (GO) 5.00%, 01/01/22	103,706
	Shelby County, Series A (GO)
25,000	4.00%, 03/01/18	25,821
75,000	5.00%, 03/01/21	85,281
750,000	State of Tennessee, Series A (GO) 5.00%, 08/01/20	843,405
	Tennessee School Board Authority, Higher Educational Facilities Second Program, Series C (RB)
130,000	5.00%, 05/01/19	138,996
150,000	5.00%, 11/01/19	164,955
		1,518,754
Texas: 8.6%
50,000	Aldine Independent School District (GO) 5.00%, 02/15/20	55,327
50,000	Alvin Independent School District, Series C (GO) 5.00%, 02/15/21	56,614
	Austin Independent School District, Series B (GO)
295,000	5.00%, 08/01/19	321,400
250,000	5.00%, 08/01/22	290,820
	Board of Regents of the Texas A and M University System, Series B (RB)
500,000	5.00%, 05/15/21	570,765
250,000	5.00%, 05/15/22	290,415
900,000	City of Austin, Water & Wastewater System Revenue, Series A (RB) 5.00%, 05/15/22	1,039,104
300,000	City of Corpus Christi, Utility System Junior Lien (RB) 5.00%, 07/15/19	325,692
	City of Dallas (GO)
50,000	5.00%, 02/15/19	53,284
100,000	5.00%, 02/15/20	109,033
305,000	5.00%, 02/15/20	332,551
575,000	5.00%, 02/15/21	634,702
500,000	City of Dallas (GO) 5.00%, 02/15/22	559,525
	City of Dallas, Fort Worth International Airport, Series B (RB)
550,000	5.00%, 11/01/18	585,964
130,000	5.00%, 11/01/21	147,564
	City of Dallas, Series A (GO)
100,000	5.00%, 02/15/18	103,722
500,000	5.00%, 02/15/20	545,165
	City of Dallas, Waterworks and Sewer System Revenue, Series A (RB)
50,000	5.00%, 10/01/18	53,235
150,000	5.00%, 10/01/20	168,689
90,000	City of Fort Worth, Series A (GO) 4.00%, 03/01/18	92,926
100,000	City of Frisco (GO) 5.00%, 02/15/20	110,497
65,000	City of Frisco, Series A (GO) 5.00%, 02/15/22	74,831
	City of Houston, Combined Utility System, First Lien, Series C (RB)
100,000	4.00%, 05/15/21	109,678
750,000	5.00%, 05/15/20	834,540
500,000	City of Houston, Combined Utility System, First Lien, Series D (RB) 5.00%, 11/15/20	563,135
	City of Houston, Series A (GO)
75,000	5.00%, 03/01/18	78,257
550,000	5.00%, 03/01/20	608,030
	City of San Antonio, Electric and Gas Revenue (RB)
100,000	5.00%, 02/01/18	104,030
160,000	5.00%, 02/01/20	176,734
	City of San Antonio, General Improvement (GO)
500,000	5.00%, 02/01/21	566,355
65,000	5.00%, 02/01/21	73,626
795,000	City of San Antonio, Water System Revenue (RB) 5.00%, 05/15/20	885,972
480,000	Clear Creek Independent School District, Series B (GO) 3.00%, 08/14/19 (p)	493,584
50,000	Cypress-Fairbanks Independent School District (GO) 4.00%, 02/15/18	51,591
50,000	Dallas Independent School District (GO) 5.00%, 08/15/19	54,674
220,000	Fort Bend Independent School District (GO) 5.00%, 08/15/21	251,649
	Fort Worth Independent School District (GO)
220,000	5.00%, 02/15/18	229,255
100,000	5.00%, 02/15/22	115,541
130,000	Garland Independent School District (GO) 5.00%, 02/15/21 (c)	146,545
70,000	Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital (RB) 5.00%, 10/01/19	76,385
	Harris County-Houston Sports Authority, Senior Lien Revenue, Series A (RB)
215,000	5.00%, 11/15/19	233,834
1,650,000	5.00%, 11/15/20	1,834,552
	Houston Independent School District (RB)
100,000	5.00%, 09/15/19	109,541
120,000	5.00%, 09/15/20	134,774
265,000	Houston Independent School District, Series C (GO) 5.00%, 02/15/19	285,667
	Lewisville Independent School District, Series A (GO)
100,000	4.00%, 08/15/18	104,538
115,000	5.00%, 08/15/19	125,479
55,000	Metropolitan Transit Authority of Harris County (RB) 5.00%, 11/01/19	60,296
200,000	North East Independent School District, Series A (GO) 5.00%, 08/01/18	211,806
50,000	North Texas Municipal Water District Water System Revenue (RB) 5.00%, 09/01/20	56,036
440,000	Northside Independent School District (GO) 2.00%, 08/01/19 (p)	444,932
300,000	Plano Independent School District (GO) 5.00%, 02/15/22	346,779
90,000	San Antonio Water System, Junior Lien, Series A (RB) 5.00%, 05/15/20	100,145
1,000,000	Spring Branch Independent School District (GO) 5.00%, 02/01/21	1,130,230
550,000	State of Texas, Highway Improvement (GO) 5.00%, 04/01/20	611,908
1,000,000	Texas Municipal Gas Acquisition and Supply Corp., Gas Supply (RB) 5.00%, 12/15/20	1,091,950
1,020,000	Texas Public Finance Authority, Series A (GO) 4.00%, 10/01/19	1,092,624
440,000	Texas Transportation Commission, Highway Improvement, Series A (GO) 5.00%, 04/01/19	475,754
	Texas Transportation Commission, State Highway, First Tier (RB)
215,000	4.00%, 10/01/18	225,488
500,000	5.00%, 10/01/19	549,195
	Texas Transportation Commission, State Highway, First Tier, Series A (RB)
160,000	5.00%, 04/01/18	167,482
250,000	5.00%, 04/01/20	278,140
	Texas Transportation Commission, State Mobility Fund (GO)
50,000	5.00%, 10/01/19	54,864
700,000	5.00%, 10/01/20	788,816
300,000	Trinity River Authority Central Regional Wastewater System Revenue (RB) 5.00%, 08/01/19	327,003
500,000	University of Texas System, Series D (RB) 5.00%, 08/15/21	573,815
		23,357,054
Utah: 0.1%
	Intermountain Power Agency, Subordinated Power Supply, Series A (RB)
75,000	5.00%, 07/01/18	79,040
125,000	5.00%, 07/01/18 (c)	131,753
120,000	5.00%, 07/01/18 (c)	126,499
35,000	5.00%, 07/01/19	38,029
		375,321
Virginia: 1.9%
500,000	City of Norfolk, Water Revenue (RB) 5.00%, 11/01/19	549,140
250,000	County of Fairfax, Series A (GO) (SAW) 5.00%, 10/01/21 (c)	287,297
1,250,000	County of Fairfax, Series C (GO) (SAW) 5.00%, 10/01/18	1,331,500
60,000	Fairfax County, Public Improvement, Series B (GO) (SAW) 4.00%, 10/01/19	64,354
	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB)
500,000	5.00%, 02/01/19	538,055
500,000	5.00%, 02/01/22	577,390
	Virginia College Building Authority, Public Higher Education Financing Program, Series A (RB)
55,000	5.00%, 09/01/18	58,417
150,000	5.00%, 09/01/19	164,144
250,000	Virginia Commonwealth Transportation Board, Series A (RB) 5.00%, 05/15/21	285,160
	Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program, Series B (RB)
500,000	5.00%, 05/15/20	557,555
100,000	5.00%, 05/15/21	114,064
125,000	Virginia Public Building Authority, Series C (RB) 5.00%, 08/01/18	132,283
500,000	Virginia Resources Authority, Clean Water State Revolving, Series B (RB) 5.00%, 10/01/21	576,055
		5,235,414
Washington: 3.3%
30,000	Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax, Series P-1 (RB) 5.00%, 02/01/19	32,246
555,000	City of Seattle, Municipal Light and Power, Series B (RB) 5.00%, 06/01/19	603,529
100,000	City of Seattle, Water System Revenue (RB) 5.00%, 09/01/21	114,759
	Energy Northwest, Columbia Generating Station Electric, Series A (RB)
500,000	5.00%, 07/01/18	527,950
1,200,000	5.00%, 07/01/19	1,305,636
65,000	5.00%, 07/01/20	72,675
770,000	Lake Washington School District No. 414 King County (GO) (SBG) 5.00%, 12/01/18	823,892
180,000	Renton School District No. 403 (GO) (SBG) 5.00%, 12/01/18	192,564
	Washington Federal Highway Grant Anticipation, SR 520 Corridor Program, Series F (RB)
145,000	5.00%, 09/01/20	161,914
1,000,000	5.00%, 09/01/22	1,159,870
100,000	Washington Health Care Facilities Authority, Series A (RB) 5.00%, 10/01/21	113,907
	Washington State Federal Highway Grant Anticipation, Series C (RB)
1,865,000	5.00%, 09/01/18	1,978,150
100,000	5.00%, 09/01/19	108,923
450,000	5.00%, 09/01/20	502,492
180,000	Washington State Federal Highway Grant Anticipation, Series F (RB) 5.00%, 09/01/21	204,944
	Washington State, Various Purpose, Series R-A (GO)
75,000	5.00%, 07/01/20	83,962
500,000	5.00%, 07/01/20	559,745
250,000	Washington State, Various Purpose, Series R-C (GO) 5.00%, 07/01/19	272,257
		8,819,415
Wisconsin: 1.0%
545,000	City of Madison, Series A (GO) 4.00%, 10/01/22	607,691
	City of Milwaukee, Series N-2 (GO)
250,000	5.00%, 05/01/19	270,855
250,000	5.00%, 05/01/21	283,310
100,000	State of Wisconsin, Clean Water Revenue, Series 2 (RB) 5.00%, 06/01/20	111,560
	State of Wisconsin, Series 1 (GO)
90,000	5.00%, 05/01/18	94,417
230,000	5.00%, 05/01/20	256,480
150,000	State of Wisconsin, Series 2 (GO) 5.00%, 05/01/19	162,653
275,000	State of Wisconsin, Series A (GO) 5.00%, 05/01/19	298,196
500,000	State of Wisconsin, Series C (GO) 4.00%, 05/01/21 (c)	549,260
50,000	WPPI Energy Power Supply System, Series A (RB) 5.00%, 07/01/18	52,665
		2,687,087
Total Municipal Bonds (Cost: $269,711,103)		267,553,752

Number of Shares
MONEY MARKET FUND: 0.3% (Cost: $674,323)
674,323	Dreyfus Government Cash Management Fund	674,323
Total Investments: 98.8% (Cost: $270,385,426)		268,228,075
Other assets less liabilities: 1.2%		3,302,564
NET ASSETS: 100.0%		$271,530,639

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	6.6%	$17,653,324
Health Care	4.1	11,003,636
Housing	0.1	159,189
Industrial Revenue	2.1	5,771,122
Leasing	5.4	14,611,858
Local	17.1	45,882,798
Power	5.9	15,956,290
Special Tax	13.1	35,096,415
State	23.9	64,177,738
Tobacco	0.6	1,607,810
Transportation	13.7	36,642,458
Water & Sewer	7.1	18,991,114
Money Market Fund	0.3	674,323
	100.0%	$268,228,075

The summary of inputs used to value the Fund’s investments as of January 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$267,553,752	$—	$267,553,752
Money Market Fund	674,323	—	—	674,323
Total	$674,323	$267,553,752	$—	$268,228,075

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2017 (unaudited)

Number of Shares		Value
CLOSED-END FUNDS: 99.8%
63,789	Alliance Bernstein National Municipal Income Fund, Inc.	$871,358
33,391	BlackRock Investment Quality Municipal Trust, Inc.	495,522
29,382	BlackRock Long-Term Municipal Advantage Trust	343,476
85,515	BlackRock Muni Intermediate Duration Fund, Inc.	1,198,920
57,553	BlackRock MuniAssets Fund, Inc.	813,224
24,646	BlackRock Municipal 2018 Term Trust	371,908
28,030	BlackRock Municipal 2020 Term Trust	439,791
138,818	BlackRock Municipal 2030 Target Term Trust	3,159,498
16,656	BlackRock Municipal Bond Trust	261,832
53,453	BlackRock Municipal Income Quality Trust	754,222
69,784	BlackRock Municipal Income Trust	996,516
37,140	BlackRock Municipal Income Trust II	550,415
47,602	BlackRock MuniEnhanced Fund, Inc.	554,087
22,167	BlackRock MuniHoldings Fund II, Inc.	335,387
22,344	BlackRock MuniHoldings Fund, Inc.	374,039
59,791	BlackRock MuniHoldings Investment Quality Fund	877,732
45,153	BlackRock MuniHoldings Quality Fund II, Inc.	608,256
25,796	BlackRock MuniHoldings Quality Fund, Inc.	358,306
28,683	BlackRock MuniVest Fund II, Inc.	464,665
87,758	BlackRock MuniVest Fund, Inc.	881,090
74,680	BlackRock MuniYield Fund, Inc.	1,081,366
18,521	BlackRock MuniYield Investment Fund	282,630
45,003	BlackRock MuniYield Quality Fund II, Inc.	587,289
134,031	BlackRock MuniYield Quality Fund III, Inc.	1,869,732
60,918	BlackRock MuniYield Quality Fund, Inc.	912,552
44,805	Deutsche Municipal Income Trust	612,932
41,116	Dreyfus Municipal Bond Infrastructure Fund, Inc.	526,285
41,546	Dreyfus Municipal Income, Inc.	375,160
77,659	Dreyfus Strategic Municipal Bond Fund, Inc.	650,006
96,790	Dreyfus Strategic Municipals, Inc.	837,234
150,462	Eaton Vance Municipal Bond Fund	1,910,867
22,276	Eaton Vance Municipal Bond Fund II	276,668
20,944	Eaton Vance Municipal Income 2028 Term Trust	410,084
46,579	Eaton Vance Municipal Income Trust	590,622
24,293	Eaton Vance National Municipal Opportunities Trust	516,955
97,987	Invesco Advantage Municipal Income Trust II	1,116,072
65,767	Invesco Municipal Income Opportunities Trust	498,514
131,871	Invesco Municipal Opportunity Trust	1,727,510
123,125	Invesco Municipal Trust	1,558,763
115,914	Invesco Quality Municipal Income Trust	1,453,562
119,500	Invesco Trust for Investment Grade Municipals	1,558,280
102,824	Invesco Value Municipal Income Trust	1,523,852
54,699	MainStay Defined Term Municipal Opportunities Fund	1,041,469
69,001	MFS High Income Municipal Trust	344,315
82,991	MFS Municipal Income Trust	580,937
27,942	Neuberger Berman Intermediate Municipal Fund, Inc.	436,175
415,419	Nuveen AMT-Free Municipal Credit Income Fund	6,085,888
20,064	Nuveen AMT-Free Municipal Value Fund	335,671
444,188	Nuveen AMT-Free Quality Municipal Income Fund	5,907,700
40,098	Nuveen Enhanced Municipal Value Fund	571,798
91,584	Nuveen Intermediate Duration Municipal Term Fund	1,207,077
29,160	Nuveen Intermediate Duration Quality Municipal Term Fund	370,332
316,500	Nuveen Municipal Credit Income Fund	4,548,105
79,516	Nuveen Municipal High Income Opportunity Fund	1,036,094
334,119	Nuveen Municipal Value Fund, Inc.	3,254,319
433,628	Nuveen Quality Municipal Income Fund	6,062,119
36,198	Nuveen Select Tax-Free Income 2 Portfolio	488,311
29,095	Nuveen Select Tax-Free Income 3 Portfolio	418,095
33,658	Nuveen Select Tax-Free Income Portfolio	476,597
26,335	PIMCO Municipal Income Fund	405,822
70,990	PIMCO Municipal Income Fund II	893,054
37,013	PIMCO Municipal Income Fund III	439,714
32,027	Pioneer Municipal High Income Advantage Trust	355,820
45,246	Pioneer Municipal High Income Trust	535,713
123,276	Putnam Managed Municipal Income Trust	904,846
89,107	Putnam Municipal Opportunities Trust	1,100,471
66,064	Western Asset Managed Municipals Fund, Inc.	922,253
14,294	Western Asset Municipal Defined Opportunity Trust, Inc.	323,187
44,369	Western Asset Municipal High Income Fund, Inc.	327,443
19,637	Western Asset Municipal Partners Fund, Inc.	295,733
Total Closed-End Funds (Cost: $79,546,709)		75,256,237
MONEY MARKET FUND: 0.1% (Cost: $82,700)
82,700	Dreyfus Government Cash Management Fund	82,700
Total Investments: 99.9% (Cost: $79,629,409)		75,338,937
Other assets less liabilities: 0.1%		76,099
NET ASSETS: 100.0%		$75,415,036

Summary of Investments by Sector (unaudited)	% of Investments	Value
Financial	99.9%	$75,256,237
Money Market Fund	0.1	82,700
	100.0%	$75,338,937

The summary of inputs used to value the Fund’s investments as of January 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$75,256,237	$—	$—	$75,256,237
Money Market Fund	82,700	—	—	82,700
Total	$75,338,937	$—	$—	$75,338,937

There were no transfers between levels during the period ended January 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2017 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.5%
Alabama: 1.6%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$745,000	6.45%, 03/03/17 (c)	$745,879
2,250,000	6.45%, 03/03/17 (c)	2,252,655
	Alabama State University, General Tuition and Fee (RB) (XLCA)
1,540,000	4.63%, 03/03/17 (c)	1,338,476
485,000	5.00%, 03/03/17 (c)	458,267
680,000	5.25%, 03/03/17 (c)	680,503
	County of Jefferson, Alabama Sewer Revenue, Series D (RB)
10,900,000	6.00%, 10/01/23 (c)	12,435,265
8,000,000	6.50%, 10/01/23 (c)	9,393,200
	County of Jefferson, Alabama Sewer Revenue, Series E (RB)
100,000	6.18%, 10/01/23 (c) ^	33,637
45,000	7.00%, 10/01/23 (c) ^	12,767
1,020,000	Huntsville-Redstone Village Special Care Facilities Financing Authority (RB) 5.50%, 03/03/17 (c)	1,016,634
		28,367,283
Alaska: 0.4%
	Northern Tobacco Securitization Corp., Series A (RB)
25,000	4.63%, 02/16/17 (c)	25,008
2,430,000	5.00%, 02/16/17 (c)	2,123,431
4,670,000	5.00%, 02/16/17 (c)	4,411,422
1,420,000	Northern Tobacco Securitization Corp., Series B (RB) 10.96%, 02/16/17 (c) ^	51,290
		6,611,151
American Samoa: 0.1%
1,000,000	American Samoa Economic Development Authority, Series A (RB) 6.63%, 09/01/25 (c)	947,250
Arizona: 2.0%
485,000	Apache County Industrial Development Authority, Series A (RB) 4.50%, 03/01/22 (c)	499,177
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
200,000	5.00%, 02/01/20	218,392
350,000	5.00%, 02/01/21	389,833
915,000	5.00%, 02/01/22 (c)	985,208
730,000	5.00%, 02/01/22 (c)	773,939
310,000	5.00%, 02/01/22 (c)	324,195
	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB)
330,000	5.10%, 03/03/17 (c)	330,340
1,510,000	5.20%, 03/03/17 (c)	1,492,937
	Arizona Industrial Development Authority, Basis School Project, Series A (RB)
250,000	5.13%, 07/01/26 (c)	253,060
500,000	5.25%, 07/01/26 (c)	505,155
500,000	5.38%, 07/01/26 (c)	506,050
675,000	Industrial Development Authority of Phoenix (RB) 5.00%, 07/01/25 (c)	644,524
	Industrial Development Authority of Phoenix, Basis Schools, Inc. Project, Series A (RB)
500,000	4.00%, 07/01/25	498,220
1,000,000	5.00%, 07/01/25 (c)	990,820
1,500,000	5.00%, 07/01/25 (c)	1,515,375
500,000	5.00%, 07/01/25 (c)	496,225
	Industrial Development Authority of Phoenix, Great Hearts Academies Project, Series A (RB)
640,000	5.00%, 07/01/24 (c)	673,702
1,000,000	5.00%, 07/01/24 (c)	1,082,270
750,000	Industrial Development Authority of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/26 (c)	755,565
	Industrial Development Authority of the County of Pima (RB)
250,000	5.25%, 07/01/26 (c)	236,243
250,000	5.38%, 07/01/26 (c)	231,038
250,000	5.50%, 07/01/26 (c)	231,140
295,000	6.00%, 07/01/20 (c)	301,233
750,000	Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/26 (c)	760,087
400,000	Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24	395,404
	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series A (RB)
2,860,000	5.50%, 07/01/17 (c)	2,790,187
3,045,000	5.63%, 07/01/17 (c)	2,722,961
1,400,000	Pima County, Arizona Industrial Development Authority, Tucson Electric Power Company Project, Series A (RB) 5.25%, 10/01/20 (c)	1,457,036
	Salt Verde Financial Corp. (RB)
4,940,000	5.00%, 12/01/32	5,589,561
4,025,000	5.00%, 12/01/37	4,553,201
205,000	5.25%, 12/01/23	235,322
20,000	5.25%, 12/01/24	23,088
115,000	5.25%, 12/01/25	133,288
50,000	5.25%, 12/01/27	58,072
130,000	5.25%, 12/01/28	150,914
260,000	5.50%, 12/01/29	308,906
1,000,000	Tempe, Arizona Industrial Development Authority, Friendship Village of Tempe, Series A (RB) 6.25%, 12/01/21 (c)	1,041,640
1,000,000	The Industrial Development Authority of the County of Pima, Edkey Charter Schools Project (RB) 6.00%, 07/01/20 (c)	1,002,490
		35,156,798
California: 17.0%
	Alameda Corridor Transportation Authority (RB)
2,000,000	5.00%, 10/01/26 (c)	2,197,540
7,000,000	5.00%, 10/01/26 (c)	7,673,610
5,000,000	5.00%, 10/01/26 (c)	5,532,300
1,650,000	5.00%, 10/01/26 (c)	1,818,597
	Anaheim Community Facilities District No. 08-1 (ST)
500,000	4.00%, 09/01/23 (c)	474,530
750,000	4.00%, 09/01/23 (c)	721,552
200,000	4.00%, 09/01/23 (c)	194,952
	Antelope Valley Healthcare District, Series A (RB)
300,000	5.00%, 03/01/26 (c)	269,550
1,250,000	5.25%, 03/01/26 (c)	1,253,525
30,000	California County Tobacco Securitization Agency, Alameda County Tobacco Asset Securitization Corp. (RB) 5.88%, 03/03/17 (c)	30,312
105,000	California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. (RB) 5.25%, 02/16/17 (c)	99,583
	California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp., Series A (RB)
4,115,000	5.00%, 06/01/17 (c)	3,824,193
15,000	5.00%, 06/01/17 (c)	14,476
	California County Tobacco Securitization Agency, Series A (RB)
1,200,000	5.45%, 12/01/18 (c)	1,216,128
3,555,000	5.60%, 12/01/18 (c)	3,581,058
8,190,000	5.70%, 12/01/18 (c)	8,215,962
23,250,000	California County Tobacco Securitization Agency, Series C (RB) 10.91%, 02/16/17 (c) ^	337,823
18,500,000	California County Tobacco Securitization Agency, Series D (RB) 11.80%, 02/16/17 (c) ^	244,755
	California County Tobacco Securitization Agency, Sonoma County Securitization Corp. (RB)
150,000	5.00%, 03/03/17 (c)	150,069
1,095,000	5.13%, 03/03/17 (c)	1,063,803
2,000,000	5.25%, 03/03/17 (c)	1,909,180
80,000	California Health Facilities Financing Authority, Series A (RB) 4.25%, 11/15/22 (c)	82,605
	California Municipal Finance Authority, California Baptist University (RB)
500,000	5.50%, 11/01/25 (c)	483,840
1,000,000	6.13%, 11/01/23 (c)	1,051,720
60,000	California Municipal Finance Authority, Community Hospitals of Central California Obligated Group (RB) 5.50%, 02/01/19 (c)	63,301
	California Municipal Finance Authority, Community Medical Centers, Series A (RB)
500,000	4.25%, 02/01/25 (c)	493,495
800,000	5.00%, 02/01/25 (c)	837,544
1,000,000	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 5.75%, 07/01/20 (c)	1,082,760
330,000	California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.00%, 03/01/25	326,106
500,000	California Municipal Finance Authority, Northbay Healthcare Group (RB) 5.25%, 11/01/26 (c)	533,350
500,000	California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB) 5.00%, 07/01/26 (c)	486,240
	California Municipal Finance Authority, Rocketship Education, Series A (RB)
850,000	6.00%, 06/01/22 (c)	892,738
930,000	7.00%, 06/01/22 (c)	1,015,625
1,500,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A (RB) 6.00%, 07/01/22 (c)	1,557,315
1,000,000	California Municipal Finance Authority, Series A (RB) 5.63%, 03/01/25 (c)	946,740
750,000	California Pollution Control Financing Authority, Pacific Gas and Electric Co. (RB) (FGIC) 4.75%, 06/01/17 (c)	757,995
1,000,000	California Public Finance Authority, Henry Mayo Newhall Hospital (RB) 5.00%, 10/15/26 (c)	1,050,930
110,000	California Statewide Communities Development Authority, Children’s Hospitals (RB) 5.00%, 08/15/17 (c)	111,511
1,005,000	California Statewide Communities Development Authority, GNMA Collateralized-740 S. Olive St. Apartments, Series L (RB) 4.90%, 07/20/19 (c)	1,053,200
75,000	California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.63%, 11/01/23 (c)	78,655
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
1,100,000	5.00%, 06/01/26 (c)	1,191,113
200,000	5.00%, 06/01/26 (c)	218,362
3,535,000	5.00%, 06/01/26 (c)	3,638,328
400,000	5.00%, 06/01/26 (c)	413,532
5,780,000	5.25%, 12/01/24 (c)	6,133,447
4,655,000	5.25%, 12/01/24 (c)	4,836,219
2,000,000	5.25%, 12/01/24 (c)	2,159,240
7,460,000	5.50%, 12/01/24 (c)	7,831,657
	California Statewide Communities Development Authority, Series A (RB)
8,350,000	5.00%, 06/01/26 (c)	8,492,701
11,150,000	5.25%, 06/01/26 (c)	11,472,235
1,000,000	California Statewide Communities Development Authority, The Terraces at San Joaquin Gardens Project, Series A (RB) 6.00%, 10/01/22 (c)	1,070,550
	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB)
1,915,000	5.50%, 03/03/17 (c)	1,742,937
355,000	5.75%, 03/03/17 (c)	352,029
3,210,000	5.75%, 03/03/17 (c)	3,052,517
2,410,000	5.75%, 03/03/17 (c)	2,324,806
40,000	California Statewide Community Development Authority, Daughters of Charity Health System, Series H (RB) 5.75%, 03/03/17 (c)	39,500
	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series A (RB)
900,000	6.00%, 03/03/17 (c)	923,517
7,350,000	7.10%, 02/16/17 (c) ^	1,069,939
3,175,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series B (RB) 6.00%, 03/03/17 (c)	3,257,963
103,500,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series D (RB) 12.31%, 03/03/17 (c) ^	1,198,530
120,000	Cathedral City, California Public Financing Authority (AMBAC) (TA) 4.50%, 08/01/17 (c)	120,130
55,000	Chino Public Financing Authority (ST) 5.00%, 09/01/22 (c)	57,458
250,000	City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	263,905
	City of Irvine, Community Facilities District No. 2013-3 (ST)
1,000,000	4.00%, 09/01/23 (c)	950,350
1,000,000	4.00%, 09/01/23 (c)	937,660
250,000	4.00%, 09/01/23 (c)	242,310
230,000	4.00%, 09/01/23 (c)	226,065
250,000	4.00%, 09/01/23 (c)	244,065
750,000	City of Irvine, Reassessment District No. 15-2 (SA) 5.00%, 09/02/25 (c)	798,945
125,000	City of Long Beach, California Marina System Revenue (RB) 5.00%, 05/15/25 (c)	131,749
110,000	City of Marysville, Fremont-Rideout Health Group (RB) 5.25%, 01/01/21 (c)	105,712
1,000,000	City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	1,079,510
200,000	City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	212,158
1,075,000	City of San Clemente, Facilities District No. 2006-1 (ST) 5.00%, 09/01/25 (c)	1,145,939
25,000	County of Sacramento (CP) (AMBAC) 4.75%, 03/03/17 (c)	25,067
	County of Sacramento, Community Facilities District N. 2005-2 (ST)
500,000	5.00%, 09/01/26 (c)	532,520
350,000	5.00%, 09/01/26 (c)	374,734
800,000	Elk Grove Finance Authority (ST) 5.00%, 09/01/26 (c)	856,536
	Foothill Transportation Corridor Agency, Tall Road Revenue, Series A (RB)
1,000,000	5.75%, 01/15/24 (c)	1,133,110
2,500,000	6.00%, 01/15/24 (c)	2,862,675
310,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-1 (RB) 5.00%, 07/15/17 (c) (p)	314,393
	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-2 (RB)
280,000	5.00%, 07/15/19 (c) (p)	298,320
1,000,000	6.00%, 01/15/24 (c)	1,141,770
6,525,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	7,413,183
1,000,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series C (RB) 6.50%, 01/15/24 (c)	1,144,490
73,235,000	Golden State Tobacco Securitization Corp. (RB) 7.90%, 06/01/17 (c) ^	6,745,676
	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
9,520,000	4.50%, 06/01/17 (c)	9,592,257
6,795,000	5.00%, 06/01/17 (c)	6,588,024
15,750,000	5.13%, 06/01/17 (c)	14,728,297
31,450,000	5.75%, 06/01/17 (c)	30,959,065
14,500,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-2 (RB) 5.30%, 06/01/22 (c)	14,146,490
250,000	Independent Cities Finance Authority (RB) 3.75%, 10/15/26 (c)	227,440
9,000,000	Inland Empire Tobacco Securitization Authority (RB) 7.06%, 06/01/17 (c) ^	1,120,230
4,965,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series A (RB) 4.63%, 06/01/17 (c)	4,975,675
655,000	Inland Empire Tobacco Securitization Authority, Series B (RB) 5.75%, 06/01/21 (c)	684,730
500,000	Lake Elsinore Public Financing Authority (ST) 5.00%, 09/01/25 (c)	527,440
50,000	Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 09/02/21 (c)	55,822
	Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB)
230,000	5.00%, 11/15/29	263,509
50,000	5.00%, 11/15/35	56,842
2,550,000	5.50%, 11/15/32	3,060,867
2,690,000	Long Beach Bond Finance Authority, Series A (RB) 5.50%, 11/15/30	3,221,867
1,000,000	MSR Energy Authority, Series A (RB) 6.50%, 11/01/39	1,350,910
1,680,000	MSR Energy Authority, Series B (RB) 6.13%, 11/01/29	2,083,133
	MSR Energy Authority, Series C (RB)
700,000	6.13%, 11/01/29	867,972
2,000,000	6.50%, 11/01/39	2,701,820
2,105,000	7.00%, 11/01/34	2,921,572
1,000,000	Orange County Community Facilities District, Series A (ST) 4.25%, 08/15/25 (c)	990,240
	Palomar Health (RB)
500,000	5.00%, 11/01/26 (c)	524,340
250,000	5.00%, 11/01/26 (c)	267,703
365,000	Palomar Pomerado Health Certificates (CP) 6.00%, 11/01/20 (c)	394,875
115,000	Patterson Public Financing Authority, Community Facilities District No. 2001-1, Series A (ST) 4.00%, 09/01/21	120,009
1,000,000	Perris Union High School District (ST) 5.00%, 03/01/25 (c)	1,051,770
750,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	807,930
180,000	Rancho Cordova Community Facilities District No. 2003-1 (ST) 4.00%, 09/01/26 (c)	175,576
3,000,000	River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST) 5.50%, 09/01/22 (c)	3,161,190
20,000	Roseville Finance Authority, Senior Lien, Series A (AMBAC) (ST) 4.38%, 09/01/17 (c)	19,870
3,600,000	San Buenaventura, California Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	4,158,180
20,000	San Francisco City and County Redevelopment Agency (TA) 6.25%, 02/01/21 (c)	23,256
	San Joaquin Hills Transportation Corridor Agency (RB)
3,760,000	5.00%, 01/15/25 (c)	4,016,470
1,750,000	5.00%, 01/15/25 (c)	1,874,285
3,300,000	5.00%, 01/15/25 (c)	3,576,540
500,000	5.00%, 01/15/25 (c)	554,575
200,000	5.25%, 01/15/25 (c)	210,474
555,000	San Jose Redevelopment Agency, Series B (TA) (XLCA) 4.25%, 08/01/17 (c)	550,205
275,000	San Jose Redevelopment Agency, Series D (AMBAC) (TA) 5.00%, 08/01/17 (c)	280,192
	Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST)
500,000	5.00%, 03/01/26 (c)	531,080
500,000	5.00%, 03/01/26 (c)	534,200
9,000,000	Silicon Valley, California Tobacco Securitization Authority, Series A (RB) 7.40%, 06/01/17 (c) ^	2,860,110
28,500,000	Silicon Valley, California Tobacco Securitization Authority, Series D (RB) 11.32%, 06/01/17 (c) ^	450,300
1,000,000	Thousand Oaks, California Community Facilities Special Tax, District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,028,790
	Tobacco Securitization Authority of Northern California, Series A-1 (RB)
1,740,000	5.38%, 02/16/17 (c)	1,676,803
6,025,000	5.50%, 02/16/17 (c)	5,815,089
	Tobacco Securitization Authority of Southern California, Series A-1 (RB)
5,325,000	5.00%, 02/16/17 (c)	5,133,673
7,415,000	5.13%, 02/16/17 (c)	7,011,846
	Tustin Community Facilities District, Series A (ST)
100,000	5.00%, 09/01/25 (c)	107,423
100,000	5.00%, 09/01/25 (c)	107,800
750,000	Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	794,340
685,000	Vernon Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	731,998
2,500,000	West Contra Costa Healthcare District (CP) 6.25%, 07/01/21 (c)	2,701,175
665,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	661,708
445,000	William S. Hart Union High School District No. 2015-1 (ST) 5.00%, 09/01/26 (c)	471,313
		298,016,010
Colorado: 1.9%
1,000,000	Base Village Metropolitan District No. 2, Series A (GO) 5.75%, 12/01/21 (c)	1,009,310
	City and County of Denver, Special Facilities Airport Revenue, United Air Lines Project, Series A (RB)
700,000	5.25%, 10/01/17 (c)	708,869
2,000,000	5.75%, 10/01/17 (c)	2,033,140
1,035,000	City of Lakewood, Colorado Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	1,064,415
	Colorado Educational & Cultural Facilities Authority (RB)
500,000	5.00%, 07/01/26 (c)	489,420
500,000	5.00%, 07/01/26 (c)	498,745
85,000	Colorado Health Facilities Authority (RB) 5.25%, 03/03/17 (c)	85,074
350,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series A (RB) 5.00%, 12/01/22 (c)	369,880
670,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series B (RB) 4.00%, 12/01/22 (c)	676,914
1,700,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB) 5.30%, 03/03/17 (c)	1,548,632
950,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.20%, 03/03/17 (c)	950,370
	Colorado Health Facilities Authority, Senior Residences Project (RB)
1,500,000	7.00%, 06/01/22 (c) (d) *	1,171,950
1,000,000	6.75%, 06/01/22 (c) (d) *	819,120
1,000,000	Colorado Health Facilities Authority, Sunny Vista Living Center Project (RB) 6.13%, 12/01/25 (c)	1,037,490
1,675,000	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project (RB) 5.00%, 06/01/22 (c)	1,736,657
1,000,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	1,194,530
	Copperleaf Metropolitan District No. 2 (GO)
500,000	5.25%, 12/01/20 (c)	510,600
500,000	5.75%, 12/01/20 (c)	510,700
	Denver Convention Center Hotel Authority (RB)
250,000	5.00%, 12/01/26 (c)	271,408
1,000,000	5.00%, 12/01/26 (c)	1,116,190
25,000	Denver Health and Hospital Authority, Series A (RB) 4.75%, 03/03/17 (c)	25,049
	Dominion Water and Sanitation District (RB)
1,500,000	5.75%, 12/01/21 (c)	1,491,090
500,000	6.00%, 12/01/21 (c)	499,950
	E-470 Public Highway Authority, Series A (RB)
20,000	4.29%, 09/01/41 ^	6,556
1,225,000	5.28%, 09/01/40 ^	421,155
25,000	E-470 Public Highway Authority, Series C (RB) 5.25%, 09/01/20 (c)	26,850
	Eaton Area Park and Recreation District (GO)
250,000	5.25%, 12/01/22 (c)	255,008
310,000	5.50%, 12/01/22 (c)	318,990
250,000	5.50%, 12/01/22 (c)	264,248
	Lambertson Farms Metropolitan District No. 1 (GO)
500,000	5.75%, 12/15/23 (c)	492,245
500,000	6.00%, 12/15/23 (c)	492,125
	Park Creek Metropolitan District (RB)
1,500,000	5.00%, 12/01/25 (c)	1,579,740
650,000	5.00%, 12/01/25 (c)	694,915
6,075,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue (RB) 6.50%, 11/15/38	8,119,177
1,000,000	Southglenn Metropolitan District (GO) 5.00%, 12/01/21 (c)	971,260
		33,461,772
Connecticut: 0.4%
50,000	Bridgeport Housing Authority (RB) 5.60%, 06/01/17 (c)	50,502
	City of Hartford, Series A (GO)
250,000	5.00%, 04/01/20	256,815
475,000	5.00%, 04/01/23 (c)	470,563
	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA)
700,000	7.00%, 04/01/20 (c)	755,496
1,500,000	7.88%, 04/01/20 (c)	1,660,065
	Mohegan Tribe of Indians of Connecticut (RB)
1,000,000	4.75%, 02/01/20	985,760
250,000	5.75%, 02/01/24	243,415
1,000,000	6.25%, 02/01/26 (c)	984,110
	Town of Hamden, Connecticut, Series A (RB)
455,000	7.63%, 01/01/20 (c)	468,582
2,000,000	7.75%, 01/01/20 (c)	2,043,440
		7,918,748
Delaware: 0.1%
255,000	Delaware Economic Development Authority, Indian River Power, LLC Project (RB) 5.38%, 10/01/20 (c)	264,267
	Delaware State Economic Development Authority (RB)
500,000	5.00%, 06/01/26 (c)	486,465
250,000	5.00%, 06/01/26 (c)	250,908
		1,001,640
District of Columbia: 1.4%
	District of Columbia (RB)
1,450,000	6.50%, 04/01/21 (c)	1,485,351
1,525,000	6.50%, 04/01/21 (c)	1,538,832
20,000	6.50%, 04/01/21 (c)	23,903
	District of Columbia Provident Group-Howard Properties, LLC (RB)
675,000	5.00%, 10/01/22 (c)	602,512
395,000	5.00%, 10/01/22 (c)	369,049
1,115,000	5.00%, 10/01/22 (c)	1,094,372
	District of Columbia Tobacco Settlement Financing Corp. (RB)
14,000	6.50%, 05/15/33	16,132
56,785,000	6.82%, 03/03/17 (c) ^	6,534,250
11,835,000	10.46%, 02/16/17 (c) ^	724,894
5,000,000	District of Columbia, National Center for Law Enforcement Issue, Series A (RB) 7.75%, 07/01/21 (c)	5,109,850
1,000,000	District of Columbia, National Center for Law Enforcement Issue, Series B (RB) 6.38%, 03/03/17 (c)	1,002,050
	District of Columbia, The Howard University Issue, Series A (RB)
100,000	5.75%, 04/01/21 (c)	116,508
1,870,000	6.25%, 04/01/21 (c)	1,926,268
1,110,000	6.25%, 04/01/21 (c)	1,179,020
15,000	6.50%, 04/01/21 (c)	17,927
245,000	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB)
	6.50%, 10/01/28 (c) (e)	279,111
	Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien, Series A (RB)
705,000	3.59%, 10/01/37 ^	275,493
1,880,000	5.00%, 04/01/22 (c)	1,963,228
		24,258,750
Florida: 4.2%
1,490,000	Alachua County, Florida Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	1,750,616
	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB)
1,530,000	8.00%, 11/15/21 (c)	1,797,536
1,000,000	8.13%, 11/15/21 (c)	1,163,690
1,335,000	Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB) 6.00%, 07/01/25 (c)	1,394,928
2,000,000	Capital Trust Agency, Inc. (RB) 7.75%, 01/01/21 (c)	1,731,140
500,000	Capital Trust Agency, Inc., Tallahassee Tapestry Senior Housing Project, Series A (RB) 7.13%, 12/01/25 (c)	476,995
1,000,000	Capital Trust Agency, Inc., Tuscan Senior Living Community Project, Series A (RB) 7.00%, 04/01/22 (c)	1,021,650
	City of Tallahassee, Florida Health Facilities Authority (RB)
1,310,000	4.00%, 06/01/25 (c)	1,261,202
475,000	4.00%, 12/01/25 (c)	440,605
300,000	5.00%, 06/01/25 (c)	313,269
440,000	5.00%, 12/01/25 (c)	456,830
100,000	Collier County Industrial Development Authority (RB) 8.13%, 05/15/24 (c)	112,188
	County of Alachua, Florida Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB)
350,000	5.63%, 11/15/17 (c)	354,428
1,640,000	5.88%, 11/15/17 (c)	1,645,871
1,660,000	County of Alachua, Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB) 5.88%, 11/15/17 (c)	1,662,158
55,000	County of Brevard (RB) 6.75%, 11/01/19 (c)	58,142
	County of Miami-Dade, Florida Seaport Department, Series A (RB)
190,000	5.00%, 10/01/23 (c)	213,148
40,000	5.38%, 10/01/23 (c)	45,644
175,000	6.00%, 10/01/23 (c)	207,755
2,150,000	County of Miami-Dade, Florida Seaport Department, Series B (RB) 6.00%, 10/01/23 (c)	2,511,264
1,100,000	County of Miami-Dade, Industrial Development Authority, Series A (RB) 5.00%, 06/01/25 (c)	1,082,807
	Florida Development Finance Corp. (RB)
1,000,000	7.00%, 06/01/22 (c)	996,200
1,000,000	7.00%, 06/01/22 (c)	996,800
1,000,000	Florida Development Finance Corp., Florida Charter Foundation, Inc., Series A (RB) 4.75%, 07/15/26 (c)	898,930
	Florida Development Finance Corp., Miami Arts Charter School Project, Series A (RB)
360,000	5.63%, 06/15/24 (c)	345,838
450,000	5.88%, 06/15/24 (c)	430,353
695,000	6.00%, 06/15/24 (c)	653,286
	Florida Development Finance Corp., Renaissance Charter School, Inc. Projects, Series A (RB)
1,000,000	5.75%, 06/15/24 (c)	1,030,770
500,000	6.00%, 06/15/25 (c)	510,100
585,000	6.13%, 06/15/25 (c)	595,863
2,850,000	7.63%, 06/15/21 (c)	3,194,508
	Halifax Hospital Medical Center (RB)
550,000	3.75%, 06/01/26 (c)	492,360
845,000	4.00%, 06/01/26 (c)	804,288
85,000	Lakes by the Bay South Community Development District (SA) 5.00%, 11/01/22 (c)	85,333
130,000	Lee County, Florida Industrial Development Authority Health Care Facilities, Shell Point/Alliance Obligation Group (RB) 5.00%, 05/15/17 (c)	130,815
	Lee County, Florida Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB)
2,130,000	5.25%, 06/15/17 (c)	2,137,732
3,500,000	5.38%, 06/15/17 (c)	3,500,210
1,475,000	5.75%, 06/15/22 (c)	1,463,215
300,000	Leon County Educational Facilities Authority (RB) (ACA) 5.13%, 03/03/17 (c)	285,717
	Martin County Health Facilities Authority, Martin Memorial Medical Center (RB)
530,000	4.00%, 11/15/24 (c)	526,513
390,000	4.25%, 11/15/24 (c)	380,055
	Martin County, Florida Health Facilities Authority (RB)
100,000	5.13%, 11/15/21 (c)	105,650
800,000	5.50%, 11/15/21 (c)	870,968
1,250,000	5.50%, 11/15/21 (c)	1,343,200
	Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB)
1,950,000	4.25%, 11/15/19 (c)	1,937,851
925,000	5.00%, 11/15/24 (c)	967,383
1,510,000	5.00%, 11/15/24 (c)	1,584,292
	Miami-Dade County Industrial Development Authority (RB)
1,700,000	5.00%, 06/01/25 (c)	1,681,419
500,000	5.00%, 06/01/25 (c)	518,385
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
500,000	5.00%, 10/01/25 (c)	537,785
500,000	5.00%, 10/01/25 (c)	542,750
1,000,000	Mid-Bay Bridge Authority, Series C (RB) 5.00%, 10/01/25 (c)	1,057,530
825,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 4.25%, 05/01/23 (c)	845,889
	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
2,500,000	4.25%, 05/01/23 (c)	2,520,350
1,480,000	5.00%, 05/01/23 (c)	1,502,881
	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB)
2,750,000	5.50%, 07/01/17 (c)	2,756,600
1,200,000	5.50%, 07/01/17 (c)	1,206,048
1,500,000	Orange County, Florida Industrial Development Authority, VitAG Florida LLC Project (RB) 8.00%, 07/01/24 (c)	1,387,770
	Orlando, Florida Aviation Authority, JetBlue Airways Corp. Project (RB)
1,740,000	5.00%, 05/15/23 (c)	1,787,519
1,500,000	5.00%, 05/15/23 (c)	1,573,170
1,500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB) 7.50%, 06/01/22 (c)	1,746,270
	Sarasota County, Florida Health Facilities Authority (RB)
2,055,000	5.75%, 07/01/17 (c)	2,062,090
1,785,000	5.75%, 07/01/17 (c)	1,791,872
405,000	Sumter County, Florida Village Community Development District No. 8, Phase II (SA) 6.13%, 05/01/20 (c)	448,857
880,000	Sumter County, Florida Village Community Development District No. 9, Special Assessment Revenue (SA) 5.50%, 05/01/22 (c)	957,449
375,000	Town of Davie, Florida Nova Southeastern University Project, Series A (RB) 6.00%, 04/01/23 (c)	432,142
	Village Community Development District No. 12 (SA)
250,000	3.25%, 05/01/26	238,228
500,000	3.63%, 05/01/26 (c)	461,285
2,500,000	3.88%, 05/01/26 (c)	2,146,725
		74,173,110
Georgia: 0.7%
15,000	Albany-Dougherty Inner City Authority, Series A (RB) (XLCA) 4.50%, 03/03/17 (c)	15,004
	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB)
945,000	5.25%, 09/01/20	995,047
200,000	6.00%, 09/01/20 (c)	219,778
2,100,000	6.13%, 09/01/20 (c)	2,285,262
265,000	Gainesville, Georgia Redevelopment Authority (RB) 5.13%, 03/03/17 (c)	254,999
500,000	Greene County Development Authority, Glen-I LLC Project, Series A (RB) 6.13%, 01/01/25	498,265
600,000	Greene County Development Authority, Glen-I, LLC Project, Series A (RB) 7.25%, 01/01/25 (c)	591,378
240,000	Main Street Natural Gas, Inc. Gas Project, Series A (RB) 5.50%, 09/15/23	278,254
145,000	Main Street Natural Gas, Inc., Gas Project, Series B (RB) 5.00%, 03/15/18	150,465
	Private Colleges & Universities Authority, The Savannah College of Art & Design Project (RB)
1,200,000	4.13%, 04/01/24 (c)	1,188,588
5,405,000	5.00%, 04/01/24 (c)	5,652,711
		12,129,751
Guam: 0.7%
	A. B. Won Pat International Airport Authority, Series C (RB)
1,000,000	5.00%, 10/01/21	1,084,920
200,000	6.25%, 10/01/23 (c)	227,254
	Government of Guam, Series A (RB)
620,000	5.00%, 12/01/26 (c)	643,368
60,000	6.00%, 11/15/19	63,341
1,100,000	Guam Economic Development and Commerce Authority (RB) 5.63%, 06/01/17 (c)	1,097,514
1,100,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	1,170,818
1,250,000	Guam Government Limited Obligation, Series A (RB) 5.63%, 12/01/19 (c)	1,395,900
	Guam Government Waterworks Authority (RB)
1,375,000	5.00%, 07/01/26 (c)	1,442,870
500,000	5.25%, 07/01/23 (c)	548,040
355,000	5.50%, 07/01/20 (c)	381,593
3,530,000	5.50%, 07/01/23 (c)	3,881,129
355,000	5.63%, 07/01/20 (c)	380,936
	Guam Power Authority, Series A (RB)
345,000	5.00%, 10/01/22 (c)	356,126
250,000	5.50%, 10/01/20 (c)	265,703
		12,939,512
Hawaii: 0.2%
1,380,000	Kuakini Health System, Series A (RB) 6.38%, 03/03/17 (c)	1,381,822
1,810,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB) 6.30%, 03/03/17 (c)	1,815,231
500,000	State of Hawaii Department of Budget and Finance (RB) 5.00%, 01/01/25 (c)	463,845
		3,660,898
Idaho: 0.1%
1,135,000	Idaho Health Facilities Authority (RB) 5.00%, 09/01/26 (c)	1,185,916
Illinois: 10.7%
	Chicago Board of Education, Series A (GO)
2,715,000	5.00%, 12/01/21 (c)	2,140,832
9,525,000	5.00%, 12/01/22 (c)	7,451,026
300,000	5.25%, 12/01/21 (c)	240,342
75,000	5.50%, 12/01/19	76,487
4,595,000	5.50%, 12/01/21 (c)	3,699,251
9,100,000	7.00%, 12/01/25 (c)	8,641,178
200,000	7.00%, 12/01/25 (c)	199,552
	Chicago Board of Education, Series B (GO) (AMBAC)
100,000	5.00%, 12/01/17 (c)	101,110
965,000	5.00%, 12/01/22 (c)	777,452
	Chicago Board of Education, Series C (GO)
575,000	4.25%, 12/01/18	546,474
350,000	5.00%, 12/01/18 (c)	278,912
1,350,000	5.00%, 12/01/18 (c)	1,108,539
600,000	5.00%, 12/01/18 (c)	535,758
1,000,000	5.00%, 12/01/18 (c)	902,810
455,000	5.25%, 12/01/18 (c)	387,096
675,000	5.25%, 12/01/18 (c)	558,279
2,245,000	5.25%, 12/01/24 (c)	1,795,888
3,835,000	5.25%, 12/01/24 (c)	3,208,668
305,000	6.00%, 12/01/24 (c)	274,204
1,260,000	Chicago Board of Education, Series E (GO) 5.13%, 12/01/24 (c)	1,038,064
	Chicago Board of Education, Series F (GO)
1,600,000	5.00%, 12/01/18	1,496,640
1,450,000	5.00%, 12/01/19	1,354,474
545,000	5.00%, 12/01/20 (c)	441,902
1,055,000	5.00%, 12/01/20	949,057
400,000	Chicago O’Hare International Airport, Senior Lien (RB) 5.50%, 01/01/23 (c)	449,636
615,000	Chicago Transit Authority, Federal Transit Administration Section 5307 (RB) 5.00%, 06/01/21	678,204
100,000	Chicago, Illinois Project and Refunding, Series A (GO) (AMBAC) 5.00%, 03/03/17 (c)	100,121
670,000	Chicago, Illinois Project and Refunding, Series C (GO) 5.00%, 01/01/19 (c)	670,214
	Chicago, Illinois, Series A (GO)
480,000	5.00%, 01/01/20 (c)	476,386
1,000,000	5.00%, 01/01/24 (c)	935,870
100,000	5.25%, 01/01/18 (c)	100,392
2,050,000	5.25%, 01/01/21 (c)	1,910,190
280,000	5.25%, 01/01/24 (c)	272,314
500,000	5.50%, 01/01/25 (c)	491,140
	Chicago, Illinois, Series C (GO)
1,625,000	5.00%, 01/01/19 (c)	1,529,385
300,000	5.00%, 01/01/20	304,611
1,185,000	5.00%, 01/01/22	1,195,215
325,000	5.00%, 01/01/24	322,553
1,000,000	5.00%, 01/01/26 (c)	925,410
380,000	5.00%, 01/01/26	374,881
	Chicago, Illinois, Series D (GO)
50,000	5.00%, 01/01/19 (c)	47,058
520,000	5.50%, 01/01/25 (c)	510,786
915,000	City of Chicago, Modern School Across Chicago Program, Series A (GO) 5.00%, 12/01/20 (c)	913,362
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
235,000	5.00%, 01/01/25	232,422
950,000	5.25%, 01/01/25 (c)	927,779
1,025,000	5.25%, 01/01/25 (c)	1,006,601
1,875,000	5.50%, 01/01/25 (c)	1,815,431
250,000	5.50%, 01/01/25 (c)	247,118
	City of Chicago, Series A (GO)
700,000	4.63%, 01/01/21 (c)	615,426
110,000	5.00%, 03/03/17 (c)	110,020
1,125,000	5.00%, 01/01/18 (c)	1,132,616
150,000	5.00%, 01/01/20 (c)	150,074
50,000	5.00%, 01/01/20 (c)	50,537
670,000	5.00%, 01/01/20 (c)	662,650
500,000	5.00%, 12/01/20 (c)	504,470
360,000	5.00%, 01/01/21 (c)	331,855
370,000	5.00%, 01/01/21	375,228
1,825,000	5.00%, 01/01/22 (c)	1,717,617
1,500,000	5.00%, 01/01/22 (c)	1,519,470
725,000	5.00%, 01/01/22 (c)	686,118
450,000	5.00%, 01/01/23	450,436
2,000,000	5.00%, 01/01/24 (c)	1,863,220
945,000	5.00%, 01/01/24 (c)	889,396
225,000	5.25%, 01/01/18 (c)	221,915
250,000	5.25%, 01/01/18 (c)	245,513
340,000	5.25%, 01/01/18 (c)	312,800
975,000	5.25%, 01/01/24 (c)	957,499
1,120,000	5.25%, 01/01/24 (c)	1,069,768
1,000,000	5.38%, 01/01/25 (c)	982,280
445,000	5.50%, 01/01/25 (c)	434,453
520,000	5.50%, 01/01/25 (c)	502,008
3,650,000	6.00%, 01/01/27 (c)	3,663,286
65,000	City of Chicago, Series A-2 (GO) (AMBAC) 5.50%, 01/01/18	66,377
990,000	City of Chicago, Series B (GO) 5.00%, 01/01/23	990,960
	City of Chicago, Series C (GO)
410,000	5.00%, 01/01/19 (c)	377,946
1,000,000	5.00%, 01/01/19 (c)	966,000
405,000	5.00%, 01/01/19 (c)	401,950
90,000	5.00%, 01/01/22 (c)	88,788
2,070,000	5.00%, 01/01/22 (c)	2,071,697
100,000	5.00%, 01/01/22 (c)	98,903
2,000,000	5.00%, 01/01/25	1,978,060
260,000	5.95%, 01/01/30 ^	120,591
	City of Chicago, Series D (GO)
260,000	5.00%, 01/01/19 (c)	240,128
550,000	5.50%, 01/01/25 (c)	530,546
1,150,000	5.50%, 01/01/25 (c)	1,113,464
3,025,000	5.50%, 01/01/25 (c)	2,953,307
	City of Chicago, Series E (GO)
450,000	5.50%, 01/01/25 (c)	431,730
1,000,000	5.50%, 01/01/25 (c)	974,400
1,000,000	City of Chicago, Waterworks Revenue, Second Lien (RB) (AMBAC) 5.75%, 11/01/30	1,144,470
	City of Harvey, Illinois, Series A (GO)
3,600,000	5.63%, 12/01/17 (c)	2,279,880
465,000	5.50%, 12/01/17 (c)	299,288
2,100,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	2,170,644
200,000	Illinois Finance Authority, Centegra Health System (RB) 4.00%, 09/01/22 (c)	196,352
	Illinois Finance Authority, Centegra Health System, Series A (RB)
635,000	4.63%, 09/01/24 (c)	636,791
250,000	5.00%, 09/01/24 (c)	255,525
520,000	Illinois Finance Authority, Elmhurst Memorial Healthcare, Series A (RB) 5.63%, 01/01/18 (c)	541,897
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
775,000	4.75%, 05/15/23 (c)	755,222
260,000	5.13%, 05/15/23 (c)	256,469
975,000	5.25%, 05/15/23 (c)	973,450
425,000	Illinois Finance Authority, Friendship Village of Schaumberg, Series A (RB) 5.63%, 03/03/17 (c)	425,098
1,000,000	Illinois Finance Authority, General Health System, Series A (RB) 5.00%, 09/01/24 (c)	1,043,510
	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB)
30,000	7.50%, 02/21/17 (c)	20,374
30,000	8.00%, 02/21/17 (c)	20,272
20,000	8.00%, 02/15/20 (c)	13,513
1,020,000	8.13%, 02/15/20 (c)	689,030
2,000,000	8.25%, 02/15/20 (c)	1,350,920
	Illinois Finance Authority, Illinois Institute of Technology, Series A (RB)
1,000,000	5.00%, 03/03/17 (c)	924,440
3,000,000	5.00%, 03/03/17 (c)	2,937,240
500,000	Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/25 (c)	495,885
500,000	Illinois Finance Authority, Lutheran Home and Obligated Group (RB) 5.50%, 05/15/22 (c)	522,285
1,000,000	Illinois Finance Authority, Lutheran Home and Services Group (RB) 5.75%, 05/15/22 (c)	1,011,230
25,000	Illinois Finance Authority, Montgomery Place Project, Series A (RB) 5.75%, 05/15/17 (c)	25,013
3,175,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	3,281,807
1,000,000	Illinois Finance Authority, Norwegian American Hospital Inc. (RB) 7.75%, 09/15/20 (c)	1,122,890
	Illinois Finance Authority, Presence Health Network, Series C (RB)
450,000	4.00%, 02/15/27 (c)	392,143
250,000	4.00%, 02/15/27 (c)	207,305
600,000	4.00%, 02/15/27 (c)	539,880
400,000	5.00%, 02/15/27 (c)	403,764
	Illinois Finance Authority, Roosevelt University Project (RB)
305,000	5.75%, 10/01/19 (c)	320,085
1,000,000	6.25%, 10/01/19 (c)	1,059,310
2,125,000	6.50%, 10/01/19 (c)	2,178,826
80,000	Illinois Finance Authority, Series A (RB) 7.90%, 02/21/17 (c)	54,082
	Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB)
500,000	5.00%, 08/15/25 (c)	532,120
1,125,000	5.00%, 08/15/25 (c)	1,169,325
50,000	Illinois Finance Authority, Student Housing, Series B (RB) 5.25%, 03/03/17 (c)	50,071
	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB)
730,000	5.75%, 02/15/20 (c)	822,586
270,000	6.00%, 02/15/20 (c)	306,239
	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB)
7,000,000	8.00%, 05/15/20 (c)	7,807,240
1,565,000	8.00%, 05/15/20 (c)	1,748,528
150,000	Illinois Finance Authority, The Admiral At The Lake Project, Series B (RB) 7.38%, 02/21/17 (c)	150,356
420,000	Illinois Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) 4.25%, 06/15/22 (c)	381,717
	Illinois Sports Facilities Authority (RB) (AMBAC)
150,000	4.65%, 06/15/26 ^	95,055
1,000,000	5.00%, 06/15/24 (c)	1,097,980
35,000	Illinois State, Series A (GO) 4.00%, 01/01/22 (c)	35,014
295,000	Metropolitan Pier and Exposition Authority, Dedicated State Tax Revenue (RB) (NATL)
	5.65%, 06/15/22 (e)	325,580
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
105,000	5.00%, 06/15/22 (c)	106,523
4,115,000	5.00%, 12/15/25 (c)	4,173,639
25,000	5.50%, 06/15/20 (c)	25,851
1,000,000	5.50%, 12/15/25 (c)	1,064,870
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
880,000	4.82%, 12/15/51 ^	123,165
1,250,000	5.00%, 12/15/20	1,336,337
1,000,000	5.00%, 06/15/22 (c)	1,068,730
510,000	5.00%, 06/15/22 (c)	514,988
60,000	5.00%, 06/15/22 (c)	62,722
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B-2 (RB)
2,140,000	5.00%, 06/15/20 (c)	2,147,768
100,000	5.20%, 06/15/20 (c)	101,721
2,130,000	5.25%, 06/15/20 (c)	2,169,937
435,000	Northeastern Illinois University (CP) 4.00%, 10/01/22 (c)	281,663
700,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	633,493
	State of Illinois (GO)
720,000	3.50%, 06/01/26 (c)	595,793
1,000,000	3.50%, 06/01/26 (c)	801,340
1,000,000	3.50%, 06/01/26 (c)	811,810
2,000,000	4.00%, 06/01/26 (c)	1,678,680
4,000,000	4.00%, 06/01/26 (c)	3,397,280
2,750,000	4.00%, 06/01/26 (c)	2,432,320
1,000,000	4.00%, 06/01/26 (c)	857,050
1,000,000	4.00%, 06/01/26 (c)	828,650
1,000,000	4.00%, 06/01/26 (c)	835,340
750,000	4.50%, 11/01/26 (c)	688,912
50,000	5.00%, 03/01/18	51,553
3,375,000	5.00%, 05/01/18	3,494,509
250,000	5.00%, 08/01/18	260,273
100,000	5.00%, 09/01/18 (c)	101,956
680,000	5.00%, 01/01/19	705,316
250,000	5.00%, 05/01/19	260,375
300,000	5.00%, 06/01/19	312,762
1,255,000	5.00%, 06/01/19	1,308,388
500,000	5.00%, 01/01/20 (c)	518,745
700,000	5.00%, 01/01/21	737,002
500,000	5.00%, 07/01/21	527,675
1,000,000	5.00%, 01/01/22 (c)	1,000,820
1,000,000	5.00%, 02/01/22	1,052,730
200,000	5.00%, 03/01/22 (c)	200,436
480,000	5.00%, 03/01/22	505,450
500,000	5.00%, 08/01/22 (c)	518,700
1,400,000	5.00%, 08/01/22	1,475,502
3,430,000	5.00%, 02/01/23	3,607,468
75,000	5.00%, 04/01/23 (c)	74,511
120,000	5.00%, 05/01/23	126,160
250,000	5.00%, 07/01/23	262,850
890,000	5.00%, 02/01/24	933,316
3,305,000	5.00%, 02/01/24	3,465,854
1,000,000	5.00%, 02/01/24 (c)	993,400
375,000	5.00%, 02/01/24 (c)	387,506
500,000	5.00%, 04/01/24 (c)	513,895
100,000	5.00%, 05/01/24 (c)	99,401
1,660,000	5.00%, 01/01/26 (c)	1,643,931
300,000	5.00%, 06/01/26 (c)	310,149
1,000,000	5.00%, 06/01/26 (c)	1,026,940
165,000	5.25%, 01/01/19	171,904
2,500,000	5.50%, 07/01/23 (c)	2,678,000
950,000	State of Illinois, Series A (GO) 4.00%, 09/01/18 (c)	957,790
100,000	Village of Hillside, Illinois (TA) 7.00%, 01/01/18 (c)	104,063
		187,693,189
Indiana: 2.0%
	Barrington of Carmel Project, Series A (RB)
1,500,000	7.13%, 11/15/22 (c)	1,620,720
2,000,000	7.13%, 11/15/22 (c)	2,155,840
	City of Anderson, Indiana, Anderson University Project (RB)
175,000	5.00%, 04/01/17 (c)	162,579
525,000	5.00%, 04/01/17 (c)	505,643
850,000	5.00%, 04/01/17 (c)	850,246
1,000,000	City of Rockport, Indiana, Series A (RB) 7.00%, 02/01/22 (c)	949,010
1,300,000	City of Valparaiso, Indiana Exempt Facilities Revenue, Pratt Paper, LLC Project (RB) 5.88%, 01/01/24	1,465,425
	County of Allen, Srorypoint Fort Wayne Project, Series A-1 (RB)
300,000	6.75%, 01/15/24 (c)	304,767
225,000	6.88%, 01/15/24 (c)	228,996
1,040,000	Indiana Finance Authority (RB) 5.00%, 10/01/23 (c)	1,075,630
50,000	Indiana Finance Authority, Earlham College Project (RB) 5.00%, 10/01/23 (c)	53,774
	Indiana Finance Authority, I-69 Section 5 Project (RB)
5,265,000	5.00%, 09/01/24 (c)	5,337,710
1,000,000	5.25%, 09/01/24 (c)	1,023,800
1,550,000	5.25%, 09/01/24 (c)	1,594,795
250,000	5.25%, 09/01/24 (c)	270,418
550,000	6.00%, 12/01/19	566,500
	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB)
965,000	5.13%, 08/15/20 (c)	1,027,918
925,000	5.50%, 08/15/20 (c)	979,973
600,000	5.50%, 08/15/20 (c)	636,678
	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series A (RB)
250,000	5.00%, 07/01/23 (c)	259,705
2,630,000	5.00%, 07/01/23 (c)	2,721,682
3,450,000	5.25%, 07/01/23 (c)	3,616,048
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
2,110,000	5.00%, 06/01/22 (c)	2,076,388
2,715,000	5.00%, 06/01/22 (c)	2,738,811
	Indiana Finance Authority, United States Steel Corp. Project (RB)
320,000	5.75%, 08/01/22 (c)	289,597
2,515,000	6.00%, 06/01/20 (c)	2,508,285
		35,020,938
Iowa: 2.3%
7,000,000	Iowa Finance Authority, Alcoa, Inc. Project (RB) 4.75%, 08/01/22 (c)	6,778,730
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
6,175,000	5.00%, 12/01/19	6,216,619
2,700,000	5.50%, 12/01/18 (c)	2,719,818
2,775,000	5.88%, 06/01/19 (c)	2,836,327
5,715,000	Iowa Finance Authority, Iowa Fertilizer Company Project (RB) 5.25%, 12/01/23 (c)	5,706,599
500,000	Iowa Higher Education Loan Authority, Wartburg College Project (RB) 5.00%, 10/01/25 (c)	463,505
180,000	Iowa Tobacco Settlement Authority, Series B (RB) 5.60%, 06/01/17 (c)	180,027
	Iowa Tobacco Settlement Authority, Series C (RB)
3,085,000	5.38%, 03/03/17 (c)	2,998,959
5,575,000	5.50%, 03/03/17 (c)	5,447,946
800,000	Iowa Tobacco Settlement Authority, Series D (RB) 6.38%, 03/03/17 (c) ^	89,496
6,920,000	Tobacco Settlement Authority, Series C (RB) 5.63%, 03/03/17 (c)	6,759,179
		40,197,205
Kansas: 0.9%
1,130,000	Arkansas City Public Building Commission, South Central Regional Medical Center (RB) 6.25%, 09/01/19 (c)	1,181,777
255,000	City of Wichita, Health Care Facilities, Series II-A (RB) 5.25%, 12/01/26 (c)	254,046
380,000	City of Wichita, Health Care Facilities, Series IV-A (RB) 5.63%, 05/15/24 (c)	389,888
	Manhattan, Kansas Health Care Facility Revenue, Meadowlark Hills Retirement Community, Series A (RB)
400,000	5.00%, 05/15/17 (c)	389,352
1,000,000	5.00%, 05/15/17 (c)	1,003,110
	Overland Park, Kansas Development Corp. (RB) (AMBAC)
8,200,000	5.13%, 03/03/17 (c)	8,212,628
100,000	5.13%, 03/03/17 (c)	100,154
1,000,000	5.25%, 03/03/17 (c)	1,001,540
2,550,000	Overland Park, Kansas, Prairiefire At Lionsgate Project (RB) 6.00%, 12/15/22 (c)	2,144,167
	Wyandotte County, Kansas City Unified Government, Series A (RB)
500,000	5.00%, 09/01/25 (c)	497,545
500,000	6.00%, 09/01/25 (c)	492,820
		15,667,027
Kentucky: 0.8%
445,000	County of Ohio, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB) 6.00%, 07/15/20 (c)	440,327
	Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
30,000	4.13%, 11/15/20	30,029
250,000	5.00%, 05/15/26 (c)	239,243
250,000	5.00%, 05/15/26 (c)	231,550
400,000	5.38%, 11/15/22 (c)	389,796
250,000	5.50%, 11/15/22 (c)	233,913
	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project (RB)
7,195,000	4.25%, 07/01/25 (c)	6,996,994
1,585,000	5.00%, 07/01/25 (c)	1,648,131
	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB)
490,000	5.75%, 06/01/20 (c)	526,235
350,000	6.00%, 06/01/20 (c)	379,533
390,000	6.38%, 06/01/20 (c)	422,358
150,000	6.50%, 06/01/20 (c)	162,930
1,490,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series B (RB) 6.38%, 06/01/20 (c)	1,613,625
	Kentucky Economic Development Finance Authority, Rosedale Green Project (RB)
500,000	5.50%, 11/15/25 (c)	491,340
500,000	5.75%, 11/15/25 (c)	499,250
335,000	Kentucky Public Transportation Infrastructure Authority, Downtown Cross Project, Series A (RB) 5.75%, 07/01/23 (c)	367,455
		14,672,709
Louisiana: 1.2%
1,850,000	City of New Orleans, Louisiana (RB) 5.00%, 06/01/24 (c)	2,036,702
500,000	Jefferson Parish Hospital Service District No 2 (RB) 5.63%, 07/01/21 (c)	523,070
	Jefferson Parish Hospital Service District No. 2 (RB)
280,000	6.25%, 07/01/21 (c)	298,127
2,665,000	6.38%, 07/01/21 (c)	2,815,866
3,225,000	Louisiana Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 6.75%, 11/01/17 (c)	3,328,716
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 6.25%, 11/15/25 (c)	1,028,440
530,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 08/01/20 (c)	599,377
500,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-1 (RB) 6.50%, 11/01/20 (c)	569,890
400,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-2 (RB) 6.50%, 11/01/20 (c)	455,912
450,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB) 6.38%, 12/01/19 (c)	478,957
2,500,000	Louisiana Public Facilities Authority, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/24 (c)	875,000
2,000,000	Louisiana Public Facilities Authority, Louisiana Pellets, Inc. Project, Series A (RB) 8.38%, 07/01/24 (c)	700,000
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB)
250,000	4.00%, 05/15/26 (c)	245,035
825,000	4.25%, 05/15/25 (c)	841,714
500,000	5.00%, 05/15/26 (c)	526,915
15,000	6.38%, 05/15/21 (c)	17,926
3,250,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23	1,137,500
350,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	367,280
4,225,000	Saint John, Louisiana Marathon Oil Corp. Project, Series A (RB) 5.13%, 06/01/17 (c)	4,228,845
		21,075,272
Maine: 0.6%
825,000	Maine Health & Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 5.00%, 07/01/23 (c)	848,182
	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
300,000	4.00%, 07/01/26 (c)	247,641
490,000	4.00%, 07/01/26 (c)	393,739
450,000	5.00%, 07/01/23 (c)	456,385
645,000	5.00%, 07/01/26 (c)	648,818
1,000,000	5.00%, 07/01/26 (c)	1,009,680
	Maine Health and Higher Educational Facilities Authority, General Medical Center Issue (RB)
50,000	5.25%, 07/01/21	52,897
1,735,000	6.00%, 07/01/21 (c)	1,871,805
2,220,000	6.75%, 07/01/21 (c)	2,402,040
50,000	6.95%, 07/01/21 (c)	54,807
55,000	7.50%, 07/01/21 (c)	62,974
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 03/03/17 (c)	2,003,040
		10,052,008
Maryland: 1.3%
1,000,000	Anne Arundel County Consolidated Special Taxing District, The Village at Two Rivers Project (ST) 5.25%, 07/01/24 (c)	991,460
2,445,000	Baltimore, Maryland, Convention Center Hotel Revenue, Series A (RB) (XLCA) 5.25%, 03/03/17 (c)	2,447,372
250,000	City of Baltimore, Harbor Point Project (RB) 5.13%, 06/01/26 (c)	244,155
	City of Baltimore, Maryland (RB) (XLCA)
105,000	4.60%, 03/03/17 (c)	101,899
45,000	5.00%, 03/03/17 (c)	45,099
25,000	5.25%, 03/03/17 (c)	25,051
230,000	City of Baltimore, Maryland Convention Center Hotel, Series A (RB) (XLCA) 5.25%, 03/03/17 (c)	230,501
2,840,000	Frederick County, Maryland Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (c)	3,010,712
2,000,000	Maryland Economic Development Corp., Chesapeake Bay Conference Center Project, Series A (RB) 5.00%, 03/03/17 (c)	1,200,000
3,760,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	3,738,568
545,000	Maryland Health & Higher Educational Facilities Authority, Washington County Hospital Issue (RB) 5.75%, 01/01/18 (c)	568,315
	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center Issue, Series A (RB)
400,000	4.00%, 07/01/26 (c)	381,548
250,000	5.00%, 07/01/26 (c)	262,233
	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB)
210,000	4.00%, 07/01/25 (c)	212,090
145,000	4.25%, 07/01/25 (c)	145,811
2,000,000	5.00%, 07/01/25 (c)	2,141,580
500,000	5.00%, 07/01/25 (c)	537,245
825,000	5.00%, 07/01/25 (c)	898,153
20,000	Maryland Health and Higher Educational Facilities Authority, Washington County Hospital Issue (RB) 5.75%, 01/01/18 (c)	20,856
	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB)
1,150,000	5.00%, 07/01/19	1,238,412
400,000	5.00%, 07/01/20	440,624
30,000	5.00%, 07/01/22	33,968
1,325,000	5.00%, 07/01/24	1,516,926
500,000	5.25%, 07/01/24 (c)	574,245
45,000	Mayor and City Council of Baltimore, Convention Center Hotel, Series A (RB) (XLCA) 5.25%, 03/03/17 (c)	45,115
	Prince George’s County, Suitland-Naylor Road Project (TA)
500,000	4.75%, 01/01/26 (c)	472,100
500,000	5.00%, 01/01/26 (c)	476,320
		22,000,358
Massachusetts: 0.8%
500,000	Massachusetts Development Finance Agency, Boston Medical, Series E (RB) 5.00%, 07/01/26 (c)	525,255
2,175,000	Massachusetts Development Finance Agency, Covanta Energy Project, Series B (RB) 4.88%, 11/01/17 (c)	2,179,502
	Massachusetts Development Finance Agency, Emerson College (RB)
875,000	5.00%, 01/01/25 (c)	940,161
625,000	5.00%, 01/01/25 (c)	671,687
500,000	5.00%, 01/01/25 (c)	551,580
	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB)
300,000	4.00%, 10/01/26 (c)	281,631
445,000	5.00%, 07/01/22 (c)	516,854
500,000	5.00%, 10/01/26 (c)	530,655
280,000	Massachusetts Development Finance Agency, Orchard Cove (RB) 5.25%, 03/03/17 (c)	282,100
525,000	Massachusetts Development Finance Agency, Series A (RB) 5.00%, 01/01/20 (c)	565,262
1,110,000	Massachusetts Development Finance Agency, Series C (RB) 5.25%, 11/01/17 (c)	1,114,895
	Massachusetts Development Finance Agency, Series D (RB)
285,000	4.00%, 07/01/25 (c)	264,423
1,345,000	5.00%, 07/01/25 (c)	1,391,604
	Massachusetts Development Finance Agency, Series I (RB)
1,000,000	4.00%, 07/01/26 (c)	998,630
1,000,000	5.00%, 07/01/26 (c)	1,127,480
500,000	5.00%, 07/01/26 (c)	526,835
	Massachusetts Health & Educational Facilities Authority, Suffolk University Issue, Series A (RB)
20,000	6.00%, 07/01/19 (c)	21,486
75,000	6.25%, 07/01/19 (c)	81,388
	Massachusetts Health and Educational Facilities Authority (RB)
110,000	4.75%, 07/01/18 (c)	115,606
45,000	5.00%, 07/01/18 (c)	47,450
1,250,000	5.25%, 07/01/18 (c)	1,322,425
		14,056,909
Michigan: 1.9%
990,000	City of Flint Hospital Building Authority, Hurley Medical Center (RB) 7.38%, 07/01/20 (c)	1,108,236
425,000	City of Flint Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75%, 07/01/23 (c)	420,010
270,000	Detroit Local Development Finance Authority, Series A (TA) 5.50%, 03/03/17 (c)	265,672
150,000	Great Lakes Water Authority, Water Supply System, Series B (RB) 5.00%, 07/01/26 (c)	160,328
	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB)
610,000	5.25%, 03/03/17 (c)	611,580
1,000,000	5.75%, 03/03/17 (c)	1,002,880
1,450,000	6.00%, 03/03/17 (c)	1,454,393
	Michigan Finance Authority, Detroit Water and Sewerage Department, Series C (RB)
700,000	5.00%, 07/01/25 (c)	754,740
250,000	5.00%, 07/01/25 (c)	270,668
1,000,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Series D-2 (RB) 5.00%, 07/01/25 (c)	1,078,200
500,000	Michigan Finance Authority, Presbyterian Villages of Michigan (RB) 5.50%, 11/15/25 (c)	517,555
	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
2,735,000	5.00%, 07/01/24 (c)	2,903,421
100,000	5.00%, 07/01/24 (c)	106,488
650,000	5.00%, 07/01/24 (c)	698,210
	Michigan Finance Authority, Series C (RB)
250,000	5.00%, 07/01/25 (c)	268,623
750,000	5.00%, 07/01/25 (c)	830,760
250,000	5.00%, 07/01/25 (c)	278,075
5,500,000	Michigan Finance Authority, Thomas M Cooley Law School Project (RB) 6.75%, 07/01/24 (c)	5,582,665
1,000,000	Michigan Municipal Bond Authority, Series C (RB) (AMBAC) 4.75%, 05/01/17 (c)	1,000,180
650,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 03/03/17 (c)	630,344
1,500,000	Michigan Strategic Fund, Series A (TA) 4.12%, 07/01/18 (c) (p)	1,525,605
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
360,000	5.13%, 06/01/17 (c)	348,170
480,000	6.00%, 06/01/17 (c)	442,608
4,925,000	6.00%, 06/01/17 (c)	4,636,592
6,000,000	6.88%, 06/01/18 (c)	6,062,340
23,235,000	Michigan Tobacco Settlement Finance Authority, Series B (RB) 11.11%, 06/01/17 (c) ^	1,075,548
		34,033,891
Minnesota: 1.2%
	City of Blaine, Minnesota, Crest View Senior Communities Project (RB)
500,000	5.75%, 07/01/25 (c)	500,300
500,000	6.13%, 07/01/25 (c)	505,365
	City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB)
245,000	5.50%, 07/01/25 (c)	233,828
250,000	5.50%, 07/01/25 (c)	243,220
500,000	5.75%, 07/01/25 (c)	482,130
	City of Deephaven, Minnesota Charter School, Eagle Ridge Academy Project, Series A (RB)
500,000	5.25%, 07/01/25 (c)	513,655
1,000,000	5.50%, 07/01/25 (c)	1,033,940
750,000	City of Ham Lake, Minnesota Charter School, Davinci Academy Project, Series A (RB) 5.00%, 07/01/24 (c)	683,572
500,000	City of Minneapolis, Charter School, Hiawatha Academies Project, Series A (RB) 5.00%, 07/01/24 (c)	501,820
1,100,000	City of Victoria, Minnesota Private School Facility, Holy Family Catholic High School Project (RB) 5.00%, 09/01/22 (c)	1,076,845
	Housing and Redevelopment Authority of The City of St. Paul, Series A (RB)
600,000	5.00%, 11/15/20 (c)	649,290
400,000	5.00%, 11/15/20 (c)	430,620
3,500,000	5.00%, 11/15/23	3,947,195
325,000	5.75%, 09/01/26 (c)	323,609
500,000	6.00%, 09/01/26 (c)	502,500
1,250,000	Housing and Redevelopment Authority, HealthEast Care System Project, Series A (RB) 5.25%, 11/15/20 (c)	1,346,575
750,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	774,075
2,500,000	Saint Paul Housing & Redevelopment Authority, Episcopal Homes Project (RB) 5.00%, 05/01/23 (c)	2,518,475
250,000	Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB) 4.00%, 08/01/26 (c)	212,968
	Wayzata, Minnesota Folkestone Senior Living Community, Series A (RB)
2,200,000	5.75%, 05/01/19 (c)	2,325,378
2,500,000	6.00%, 05/01/19 (c)	2,651,325
		21,456,685
Mississippi: 0.0%
	Mississippi Hospital Equipment and Facilities Authority, Series A (RB)
120,000	5.00%, 08/15/17 (c)	121,470
120,000	5.00%, 08/15/17 (c)	121,591
		243,061
Missouri: 0.6%
1,000,000	Citizens Memorial Hospital District of Polk County, Missouri Hospital (RB) 5.00%, 08/01/19 (c)	1,001,850
875,000	City of Blue Springs, Adams Farm Project, Series A (TA) 4.00%, 06/01/24 (c)	868,236
	City of Liberty, Liberty Commons Project, Series A (TA)
500,000	5.75%, 06/01/25 (c)	477,620
500,000	6.00%, 06/01/25 (c)	477,430
30,000	City of Nevada, Missouri (RB) (ACA) 4.30%, 03/03/17 (c)	27,145
550,000	County of Boone, Hospital Revenue (RB) 5.38%, 08/01/18 (c)	584,248
	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB)
1,765,000	6.25%, 03/03/17 (c)	1,770,507
2,500,000	6.50%, 03/03/17 (c)	2,501,450
500,000	St. Louis, Industrial Development Authority, Ranken-Jordan Project (RB) 5.00%, 11/15/25 (c)	481,235
	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB)
375,000	5.00%, 03/03/17 (c)	382,057
1,150,000	5.25%, 03/03/17 (c)	1,158,383
570,000	5.35%, 03/03/17 (c)	544,658
		10,274,819
Nevada: 0.2%
	City of North Las Vegas (GO)
500,000	5.00%, 06/01/21 (c)	453,835
500,000	5.00%, 06/01/21 (c)	465,600
200,000	County of Clark, Special Improvement District No. 159 (SA) 5.00%, 08/01/25 (c)	204,302
625,000	Henderson Local Improvement Districts (SA) 4.00%, 09/01/26 (c)	554,787
	State of Nevada Department of Business and Industry (RB)
1,000,000	5.00%, 12/15/25 (c)	1,014,970
1,000,000	5.13%, 12/15/25 (c)	1,001,000
		3,694,494
New Hampshire: 0.2%
4,000,000	New Hampshire Health and Education Facilities Authority Act (RB) 5.00%, 10/01/26 (c)	4,251,760
New Jersey: 5.4%
1,055,000	Burlington, Vermont Bridge Commission, Burlington County, New Jersey, The Evergreens Project (RB) 5.63%, 01/01/18 (c)	1,079,392
	Camden County, New Jersey Improvement Authority, Series A (RB)
1,000,000	5.00%, 02/15/24 (c)	1,046,410
1,000,000	5.00%, 02/15/24 (c)	1,039,620
150,000	5.00%, 02/15/24 (c)	158,643
1,000,000	5.00%, 02/15/24 (c)	1,082,420
1,000,000	5.00%, 02/15/24 (c)	1,065,180
	Casino Reinvestment Development Authority (RB)
2,450,000	5.25%, 11/01/24 (c)	2,380,101
1,400,000	5.25%, 11/01/24 (c)	1,372,560
	City of Atlantic City, New Jersey (GO)
50,000	5.00%, 11/01/19	42,088
50,000	5.00%, 12/01/19	42,083
25,000	5.00%, 11/01/21	20,517
50,000	5.00%, 12/01/21	41,030
65,000	5.00%, 11/01/22	53,318
30,000	5.00%, 12/01/23 (c)	24,591
235,000	City of Atlantic City, New Jersey, Series A (GO) 5.50%, 02/15/18	203,308
1,000,000	Essex County Improvement Authority (RB) 5.25%, 07/01/20 (c)	983,990
2,370,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	2,555,903
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
100,000	4.00%, 06/15/19	103,168
1,645,000	4.25%, 06/15/22 (c)	1,623,220
800,000	5.00%, 06/15/19	843,584
850,000	5.00%, 06/15/20	907,400
1,250,000	5.00%, 06/15/21	1,345,200
35,000	5.00%, 06/15/22 (c)	37,038
500,000	5.00%, 06/15/22 (c)	516,345
535,000	5.00%, 06/15/22 (c)	549,910
50,000	5.00%, 06/15/22	54,020
940,000	5.00%, 06/15/22 (c)	1,004,136
1,000,000	5.00%, 06/15/22 (c)	1,049,790
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
3,345,000	4.88%, 09/15/19	3,474,920
1,975,000	5.25%, 08/20/22 (c)	2,106,456
2,215,000	5.50%, 03/03/17 (c)	2,222,775
60,000	5.50%, 06/20/23 (c)	64,157
235,000	5.63%, 03/05/24 (c)	253,563
350,000	5.63%, 03/05/24 (c)	377,646
1,835,000	5.75%, 09/15/22 (c)	1,992,626
15,000	New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	16,524
35,000	New Jersey Economic Development Authority, Montclair State University Student Housing Project, Series A (RB) 5.75%, 06/01/20 (c)	37,406
	New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
350,000	5.13%, 01/01/24 (c)	373,775
900,000	5.38%, 01/01/24 (c)	963,387
500,000	5.50%, 01/01/24 (c)	561,555
	New Jersey Educational Facilities Authority, Stockton University Issue, Series A (RB)
1,000,000	5.00%, 07/01/25	1,123,940
1,000,000	5.00%, 07/01/26 (c)	1,072,070
1,050,000	5.00%, 07/01/26 (c)	1,108,023
1,000,000	5.13%, 07/01/18 (c)	1,056,920
400,000	New Jersey Health Care Facilities Financing Authority, Princeton Healthcare System, Series A (RB) 5.00%, 07/01/26 (c)	431,424
	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB)
100,000	3.00%, 07/01/26 (c)	84,650
750,000	4.00%, 07/01/26 (c)	673,297
250,000	5.00%, 07/01/26 (c)	261,055
2,000,000	6.63%, 07/01/18 (c)	2,154,280
	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB)
100,000	5.00%, 07/01/21	106,584
170,000	6.00%, 07/01/21 (c)	182,410
2,050,000	6.25%, 07/01/21 (c)	2,193,172
	New Jersey Tobacco Settlement Financing Corp., Series A (RB)
26,890,000	5.00%, 06/01/17 (c)	24,134,044
685,000	5.00%, 06/01/17 (c)	667,731
3,600,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	3,866,436
	Tobacco Settlement Financing Corp., Senior Series 1A (RB)
3,275,000	4.50%, 06/01/17 (c)	3,339,092
25,000	5.00%, 06/01/17 (c)	25,304
12,380,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB) 4.75%, 06/01/17 (c)	10,957,662
6,800,000	Tobacco Settlement Financing Corp., Series A (RB) 4.63%, 06/01/17 (c)	6,839,848
		93,947,697
New Mexico: 0.4%
500,000	City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds, Series B (RB) 1.87%, 10/01/21 (p)	487,185
710,000	County of Otero, New Mexico Jail Project (RB) 5.75%, 03/03/17 (c)	713,855
660,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB) 6.25%, 06/01/20 (c)	732,950
2,850,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 03/03/17 (c)	2,835,265
700,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 03/03/17 (c)	658,175
1,000,000	Winrock Town Center Tax Increment Development District No. 1 (TA) 5.75%, 05/01/20 (c)	1,015,070
		6,442,500
New York: 8.7%
	Brooklyn Arena Local Development Corp. (RB)
110,000	4.53%, 07/15/33 ^	52,987
90,000	4.62%, 07/15/32 ^	45,873
5,980,000	5.00%, 01/15/27 (c)	6,549,057
	Build NYC Resource Corp. (RB)
900,000	5.00%, 11/01/24 (c)	800,244
1,000,000	5.50%, 11/01/24 (c)	920,110
	Build NYC Resource Corp., New York Law School Project (RB)
595,000	4.00%, 01/01/26 (c)	572,479
925,000	5.00%, 01/01/26 (c)	972,480
	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB)
25,000	3.75%, 01/01/20	25,495
1,050,000	4.50%, 01/01/25	1,124,235
600,000	5.00%, 01/01/25 (c)	627,072
600,000	5.25%, 11/01/24 (c)	570,690
1,000,000	Build NYC Resource Corp., South Bronx Charter School For International Cultures (RB) 5.00%, 04/15/23 (c)	1,006,810
3,110,000	Chautauqua County, New York Industrial Development, NRG Dunkirk Power Project (RB) 5.88%, 02/01/20 (c)	3,251,567
1,000,000	Chautauqua Tobacco Asset Securitization Corp. (RB) 5.00%, 06/01/24 (c)	1,015,250
	Dutchess County Industrial Development Agency, Series A-1 (RB)
15,000	4.50%, 08/01/17 (c)	14,050
400,000	5.00%, 08/01/17 (c)	330,704
940,000	Dutchess County Industrial Development Agency, Series A-2 (RB) 4.50%, 08/01/17 (c)	751,577
	Erie County, New York Tobacco Asset Securitization Corp., Series A (RB)
1,245,000	5.00%, 03/03/17 (c)	1,215,419
335,000	5.00%, 03/03/17 (c)	332,374
	Jefferson County Industrial Development Agency, Reenergy Black River LLC Project (RB)
1,150,000	4.75%, 01/01/20	1,127,333
1,500,000	5.25%, 01/01/24	1,411,950
	Nassau County Local Economic Assistance Corp., Winthrop University Hospital Project (RB)
30,000	4.25%, 07/01/22 (c)	29,450
175,000	5.00%, 07/01/22 (c)	190,533
	Nassau County Local Economic Assistance Corp., Winthrop-University Hospital Association Project (RB)
915,000	5.00%, 07/01/22 (c)	968,216
1,000,000	5.00%, 07/01/22 (c)	1,070,280
	Nassau County Tobacco Settlement Corp., Series A (RB)
4,610,000	5.00%, 03/03/17 (c)	4,360,876
975,000	5.13%, 03/03/17 (c)	915,252
2,875,000	Nassau County Tobacco Settlement Corp., Series A-2 (RB) 5.25%, 02/16/17 (c)	2,874,971
	New Rochelle Industrial Development Agency (RB)
1,035,000	5.25%, 07/01/17 (c)	897,314
265,000	5.50%, 07/01/17 (c)	245,901
3,000,000	New York City Housing Development Corp., 8 Spruce Street, Class E (RB) 3.50%, 05/15/24 (c)	2,978,550
35,000	New York City Industrial Development Agency, Brooklyn Navy yard Cogeneration Partners, L.P. Project (RB) 5.75%, 03/03/17 (c)	26,521
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,970,000	4.75%, 03/03/17 (c)	1,970,847
110,000	5.00%, 03/03/17 (c)	110,267
850,000	5.00%, 03/03/17 (c)	851,921
100,000	5.00%, 03/03/17 (c)	100,258
1,075,000	5.00%, 03/03/17 (c)	1,077,730
105,000	5.00%, 03/03/17 (c)	105,260
2,000,000	New York City Industrial Development Agency, Transportation Infrastructure Properties, LLC, Series A (RB) 5.00%, 07/01/22 (c)	2,109,320
	New York City Industrial Development Agency, Yankee Stadium Project (RB) (FGIC)
1,500,000	4.50%, 03/03/17 (c)	1,500,930
800,000	5.00%, 03/03/17 (c)	806,696
5,000	New York Counties Tobacco Trust II (RB) 5.63%, 03/03/17 (c)	5,017
	New York Counties Tobacco Trust IV, Series A (RB)
745,000	5.00%, 02/16/17 (c)	695,823
380,000	5.00%, 02/16/17 (c)	350,273
500,000	New York Counties Tobacco Trust VI (RB)
	5.00%, 06/01/26 (c)	499,965
2,500,000	New York Liberty Development Corp. (RB) 5.15%, 11/15/24 (c)	2,680,150
	New York Liberty Development Corp., 3 World Trade Center Project (RB)
27,500,000	5.00%, 11/15/24 (c)	28,741,625
3,700,000	5.38%, 11/15/24 (c)	3,988,415
1,000,000	7.25%, 11/15/24 (c)	1,185,300
200,000	New York Liberty Development Corp., 7 World Trade Center Project (RB) 5.00%, 03/15/22 (c)	215,392
	New York State Dormitory Authority (RB)
30,000	4.00%, 09/01/19 (c)	32,039
770,000	4.00%, 09/01/19 (c)	775,005
30,000	4.25%, 09/01/19 (c)	32,228
870,000	4.25%, 09/01/19 (c)	876,734
355,000	5.00%, 05/01/19	375,359
290,000	5.00%, 09/01/19 (c)	299,158
80,000	5.00%, 09/01/19 (c)	80,953
5,000	5.00%, 09/01/19 (c)	5,466
5,000	5.00%, 09/01/19 (c)	5,466
60,000	5.00%, 09/01/19 (c)	65,593
80,000	5.00%, 09/01/19 (c)	75,947
50,000	5.00%, 11/01/21 (c)	46,392
245,000	5.50%, 07/01/35	295,419
	New York State Dormitory Authority, Orange Regional Medical Center (RB)
1,000,000	5.00%, 06/01/25 (c)	1,021,100
3,020,000	6.13%, 12/01/18 (c)	3,188,154
2,250,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Casella Waste Systems, Inc. Project (RB) 3.75%, 12/02/19 (p)	2,208,397
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
225,000	5.00%, 08/01/20	238,786
7,400,000	5.00%, 08/01/21 (c)	7,680,090
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
3,000,000	5.00%, 08/01/21 (c)	3,129,180
6,175,000	5.00%, 08/01/21	6,600,828
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
1,250,000	5.00%, 08/01/18	1,299,112
200,000	5.00%, 08/01/19	209,988
	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
540,000	4.00%, 07/01/24 (c)	488,441
500,000	4.00%, 07/01/24 (c)	460,045
1,750,000	4.00%, 07/01/24 (c)	1,700,650
1,540,000	4.00%, 07/01/24 (c)	1,514,713
500,000	4.00%, 07/01/24 (c)	496,735
775,000	5.00%, 07/01/24 (c)	839,495
275,000	5.00%, 07/01/24 (c)	289,234
200,000	5.00%, 07/01/24 (c)	209,184
500,000	5.00%, 07/01/24 (c)	532,605
990,000	5.25%, 07/01/24 (c)	1,045,252
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
500,000	5.00%, 01/01/20	544,580
1,000,000	5.00%, 01/01/22	1,125,180
250,000	5.00%, 01/01/23	283,995
1,175,000	Niagara Area Development Corp., Covanta Energy Project, Series A (RB) 5.25%, 11/01/17 (c)	1,180,182
1,000,000	Niagara Area Development Corp., Solid Water Disposal Facility, Series A (RB) 4.00%, 11/01/17 (c)	1,004,260
230,000	Orange County Industrial Development Agency, The glen Arden, Inc. Project (RB) 5.70%, 03/03/17 (c)	196,399
365,000	Oyster Bay, New York Public Improvement (GO) 3.50%, 08/15/17 (c)	332,092
	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB)
265,000	5.00%, 12/01/20	292,997
110,000	6.00%, 12/01/20 (c)	124,181
30,000	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB) 5.00%, 07/01/18	31,413
	Suffolk Tobacco Asset Securitization Corp. (RB)
60,000	5.38%, 06/01/18 (c)	60,113
4,000,000	6.00%, 06/01/18 (c)	4,043,800
5,150,000	6.63%, 06/01/22 (c)	5,418,778
	Syracuse Industrial Development Agency (RB)
200,000	5.00%, 01/01/26 (c)	217,676
200,000	5.00%, 01/01/26 (c)	217,048
300,000	5.00%, 01/01/26 (c)	330,324
550,000	5.00%, 01/01/26 (c)	600,347
770,000	Town of Oyster Bay, New York (GO) 3.25%, 08/15/17 (c)	721,020
	Town of Oyster Bay, New York Public Improvement (GO)
145,000	3.00%, 08/15/17 (c)	135,600
270,000	3.00%, 08/15/17 (c)	257,178
75,000	3.00%, 08/15/17 (c)	72,311
85,000	3.50%, 08/15/17 (c)	78,488
105,000	4.00%, 08/15/17 (c)	97,869
1,165,000	Tsasc, Inc., New York City Tobacco Settlement, Series 0 (RB) 5.00%, 02/03/17 (c)	1,165,000
	Tsasc, Inc., New York City Tobacco Settlement, Series 1 (RB)
1,350,000	5.00%, 02/03/17 (c)	1,350,000
2,000,000	5.00%, 06/01/27 (c)	2,141,500
310,000	5.13%, 02/03/17 (c)	310,000
	Ulster County Industrial Development Agency, Civic Facility (RB)
1,540,000	6.00%, 09/15/17 (c)	1,422,837
2,000,000	6.00%, 09/15/17 (c)	1,911,140
1,000,000	6.00%, 09/15/17 (c)	1,006,660
75,000	Westchester County Healthcare Corp., Senior Lien, Series B (RB) 5.00%, 11/01/19	81,187
	Westchester County Local Development Corp. (RB)
570,000	3.75%, 11/01/25 (c)	509,164
550,000	5.00%, 05/01/24 (c)	576,961
2,500,000	5.00%, 11/01/25 (c)	2,631,850
1,790,000	5.50%, 05/01/24 (c)	1,901,750
		152,762,437
North Carolina: 0.4%
	North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
250,000	5.00%, 06/30/25 (c)	266,958
1,000,000	5.00%, 06/30/25 (c)	1,053,970
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
245,000	4.75%, 03/01/22 (c)	248,077
1,330,000	5.00%, 03/01/22 (c)	1,346,585
820,000	5.00%, 03/01/22 (c)	832,817
	North Carolina Medical Care Commission, Pennybyrn at Maryfield (RB)
250,000	5.00%, 10/01/24 (c)	250,553
150,000	5.00%, 10/01/25	160,541
	North Carolina Medical Care Commission, Retirement Facilities (RB)
500,000	4.70%, 07/01/25 (c)	488,430
250,000	5.00%, 10/01/24 (c)	256,145
165,000	5.00%, 10/01/24 (c)	170,481
1,395,000	North Carolina Medical Care Commission, Retirement Facilities, Galloway Ridge Project (RB) 6.00%, 01/01/20 (c)	1,470,497
		6,545,054
North Dakota: 0.1%
	City of Grand Forks, North Dakota, Altru Health System Obligated Group (RB)
25,000	4.00%, 12/01/21 (c)	25,483
640,000	5.00%, 12/01/21 (c)	670,675
	City of Williston, North Dakota, Eagle Crest Apartments LLC Project (RB)
615,000	6.25%, 09/01/23	239,850
1,285,000	7.75%, 09/01/23 (c)	501,150
		1,437,158
Ohio: 7.5%
	Akron Bath Copley Joint Township Hospital District (RB)
500,000	5.25%, 11/15/26 (c)	543,405
1,500,000	5.25%, 11/15/26 (c)	1,623,945
75,505,000	Buckeye, Ohio Tobacco Settlement Financing Authority (RB) 11.95%, 06/01/17 (c) ^	795,823
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
8,735,000	5.13%, 06/01/17 (c)	7,952,431
8,120,000	5.38%, 06/01/17 (c)	7,486,478
11,745,000	5.75%, 06/01/17 (c)	10,632,279
20,385,000	5.88%, 06/01/17 (c)	18,704,461
15,885,000	5.88%, 06/01/17 (c)	14,453,126
6,510,000	6.00%, 06/01/17 (c)	5,979,435
10,520,000	6.50%, 06/01/17 (c)	10,354,520
4,605,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-3 (RB) 6.25%, 06/01/22 (c)	4,376,178
51,200,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series B (RB) 8.79%, 06/01/17 (c) ^	2,520,064
700,000	City of Cleveland, Airport System Revenue, Series A (RB) (AMBAC) 5.25%, 01/01/20	766,717
	City of Cleveland, Ohio Airport System Revenue, Series A (RB)
250,000	5.00%, 01/01/22 (c)	275,550
40,000	5.25%, 01/01/19	42,635
385,000	Cleveland, Ohio Airport System Revenue (RB) 5.00%, 01/01/22 (c)	423,974
2,000,000	County of Franklin, First Community Village Obligated Group (RB) 5.63%, 07/01/20 (c)	1,978,340
3,000,000	County of Gallia, Holzer Health System Obligated Group (RB) 8.00%, 07/01/22 (c)	3,458,340
	County of Hamilton, Life Enriching Communities Project (RB)
250,000	5.00%, 01/01/26 (c)	251,238
550,000	5.00%, 01/01/26 (c)	547,305
300,000	5.00%, 01/01/26 (c)	310,233
250,000	5.00%, 01/01/26 (c)	253,760
	County of Muskingum, Ohio, Genesis HealthCare System Obligated Group Project (RB)
1,000,000	5.00%, 02/15/19	1,038,750
2,000,000	5.00%, 02/15/23 (c)	2,071,200
750,000	Dayton-Montgomery County Port Authority (RB) 7.00%, 01/15/25 (c)	753,585
470,000	Lorain County, Ohio Port Authority, United States Steel Corp. Project (RB) 6.75%, 12/01/20 (c)	440,616
	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB)
2,000,000	5.00%, 02/15/23 (c)	2,046,980
3,000,000	5.00%, 02/15/23 (c)	3,063,660
2,270,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	2,277,604
2,250,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 3.75%, 12/03/18 (p)	992,295
655,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	685,792
35,000	Ohio Air Quality Development Authority, Series A (RB) 5.70%, 08/01/20	14,350
3,950,000	Ohio Air Quality Development Authority, Series C (RB) 5.63%, 06/01/18	3,770,275
1,100,000	Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 03/03/17 (c)	1,103,531
2,050,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB) 5.60%, 03/03/17 (c)	2,053,054
2,125,000	Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	892,500
3,000,000	Ohio State Water Development Authority, Series A (RB) 3.00%, 05/15/19	1,260,000
500,000	Ohio State Water Development Authority, Series C (RB) 3.95%, 05/01/20 (p)	205,000
	Ohio Water Development Authority (RB)
2,200,000	4.00%, 07/01/21 (p)	880,000
795,000	6.60%, 11/01/21 (c)	781,175
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
250,000	5.00%, 12/01/24 (c)	243,498
245,000	5.00%, 12/01/24 (c)	247,195
70,000	5.50%, 12/01/24 (c)	72,652
3,400,000	5.75%, 12/01/22 (c)	3,710,046
2,850,000	6.00%, 12/01/22 (c)	3,111,031
	State of Ohio, Portsmouth Bypass Project (RB)
2,000,000	5.00%, 06/30/25 (c)	2,087,780
3,490,000	5.00%, 06/30/25 (c)	3,608,416
		131,141,222
Oklahoma: 0.5%
100,000	Comanche County Hospital Authority (RB) 5.00%, 07/01/22 (c)	102,229
1,857,998	Kingfisher, Oklahoma Hospital Authority (RB) 6.50%, 03/03/17 (c)	1,861,974
1,000,000	Oklahoma Development Finance Authority, Great Plains Regional Medical Center Project (RB) 5.13%, 12/01/17 (c)	802,330
	Oklahoma Development Finance Authority, Inverness Village Community (RB)
275,000	5.25%, 01/01/19 (c)	276,227
1,000,000	6.00%, 01/01/22 (c)	1,038,610
	Payne County Economic Development Authority, Series A (RB)
360,000	6.00%, 11/01/26	354,751
500,000	6.63%, 11/01/26 (c)	487,850
500,000	7.00%, 11/01/26 (c)	497,985
250,000	Payne County Economic Development Authority, Series B (RB) 4.75%, 11/01/17 (c)	248,558
500,000	Payne County Economic Development Authority, Series B-1 (RB) 5.25%, 05/01/18 (c)	494,325
2,125,000	Tulsa Airports Improvement Trust (RB) 5.00%, 06/01/25 (c) (p)	2,251,735
		8,416,574
Oregon: 0.1%
230,000	Hospital Facilities Authority of Multnomah County, Series A (RB) 5.00%, 10/01/19	239,161
	Oregon State Facilities Authority, Concordia University Project, Series A (RB)
560,000	6.13%, 09/01/20 (c)	588,605
750,000	6.38%, 09/01/20 (c)	781,125
	Yamhill County Hospital Authority (RB)
500,000	5.00%, 11/15/24 (c)	483,430
300,000	5.00%, 11/15/24 (c)	301,593
		2,393,914
Pennsylvania: 4.2%
	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB)
445,000	5.75%, 08/01/22 (c)	402,721
695,000	6.75%, 11/01/19 (c)	715,850
1,100,000	6.75%, 12/01/21 (c)	1,102,992
600,000	6.88%, 11/01/19 (c)	598,626
	Allentown Neighborhood Improvement Zone Development Authority, Series A (RB)
1,915,000	5.00%, 05/01/22 (c)	1,999,145
150,000	5.00%, 05/01/22 (c)	158,186
3,980,000	5.00%, 05/01/22 (c)	4,103,659
	Beaver County, Industrial Development Authority, Firstenergy Nuclear Generation Project, Series A (RB)
500,000	2.70%, 04/02/18 (p)	221,670
500,000	4.00%, 07/01/21 (p)	200,000
5,240,000	Beaver County, Pennsylvania Industrial Development Authority, Pollution Control, Series B (RB) 3.50%, 06/01/20 (p)	2,148,400
500,000	Chester County Health and Education Facilities Authority (RB) 5.25%, 12/01/25 (c)	489,775
490,000	City of Philadelphia, Gas Works Revenue, Thirteenth Series (RB) 4.00%, 08/01/18	508,478
650,000	City of Philadelphia, Pennsylvania Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	732,719
	Crawford County Hospital Authority (RB)
500,000	6.00%, 06/01/26 (c)	495,635
500,000	6.00%, 06/01/26 (c)	501,510
	Cumberland County, Pennsylvania Municipal Authority (RB)
500,000	4.00%, 01/01/25 (c)	484,510
400,000	5.25%, 01/01/22 (c)	409,884
1,575,000	Delaware County Authority, Eastern University (RB) 5.25%, 10/01/22 (c)	1,492,722
	Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB)
2,430,000	5.13%, 06/01/26 (c)	2,141,024
275,000	5.25%, 08/15/20 (c)	266,706
50,000	6.13%, 08/15/20 (c)	48,634
	Delaware River Port Authority, Port District Project (RB)
100,000	5.00%, 01/01/21	109,727
100,000	5.00%, 01/01/22	111,289
960,000	5.00%, 01/01/23 (c)	1,058,342
1,230,000	5.00%, 01/01/23 (c)	1,362,311
200,000	Fulton County Industrial Development Authority (RB) 5.00%, 07/01/26 (c)	197,276
6,000,000	Harrisburg, Philadelphia University Revenue, Series B (RB) 6.00%, 09/01/17 (c)	5,740,320
1,500,000	Lancaster County Hospital Authority, Brethren Village Project, Series A (RB) 6.50%, 07/01/17 (c)	1,513,485
1,250,000	Lehigh County, Pennsylvania General Purpose Authority, Bibles Fellowship Church Homes, Inc. Project (RB) 5.25%, 07/01/22 (c)	1,214,087
	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
150,000	5.00%, 01/01/25 (c)	146,508
850,000	5.25%, 01/01/25 (c)	808,664
940,000	5.38%, 01/01/25 (c)	890,782
	Moon Industrial Development Authority, Baptist Homes Society (RB)
250,000	5.63%, 07/01/25 (c)	257,238
650,000	6.00%, 07/01/25 (c)	660,894
55,000	Pennsylvania Economic Development Financing Authority, Colver Project, Series F (RB) (AMBAC) 4.63%, 03/03/17 (c)	55,062
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
440,000	4.13%, 06/30/26 (c)	423,685
45,000	5.00%, 12/31/22	50,306
450,000	5.00%, 12/31/24	507,208
595,000	5.00%, 12/31/25	671,547
65,000	5.00%, 06/30/26 (c)	71,769
4,880,000	5.00%, 06/30/26 (c)	5,168,994
385,000	5.00%, 06/30/26 (c)	432,586
500,000	5.00%, 06/30/26 (c)	527,620
595,000	5.00%, 06/30/26 (c)	637,394
410,000	5.00%, 06/30/26 (c)	448,261
250,000	5.00%, 06/30/26	281,755
2,950,000	Pennsylvania Economic Development Financing Authority, Series A (RB) 6.40%, 09/01/25 (c)	2,980,798
1,800,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corp. Project (RB) 6.00%, 03/03/17 (c)	1,803,384
1,000,000	Pennsylvania Economic Development Financing Authority, Talen Energy Supply Project, Series B (RB) 5.00%, 09/01/20 (p)	1,000,610
5,000,000	Pennsylvania Economic Development Financing Authority, Talen Energy Supply Project, Series C (RB) 5.00%, 09/01/20 (p)	5,003,050
100,000	Pennsylvania Higher Educational Facilities Authority (RB) 5.00%, 11/01/22 (c)	102,245
	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB)
350,000	5.88%, 06/15/22	370,814
1,000,000	7.25%, 06/15/24 (c)	1,118,210
	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
500,000	6.38%, 06/01/25 (c)	510,455
500,000	6.50%, 06/01/25 (c)	512,855
500,000	6.63%, 06/01/25 (c)	515,240
2,130,000	Philadelphia Authority for Industrial Development. Esperanza Charter School Project (RB) 8.20%, 01/01/23 (c)	2,410,990
	Philadelphia Gas Works, Fourteenth Series (RB)
1,000,000	4.00%, 10/01/26 (c)	987,480
1,020,000	5.00%, 10/01/26 (c)	1,127,712
750,000	5.00%, 10/01/26	866,122
500,000	5.00%, 10/01/26 (c)	566,710
1,000,000	5.00%, 10/01/26 (c)	1,110,750
1,000,000	Philadelphia Gas Works, Thirteenth Series (RB) 5.00%, 08/01/25 (c)	1,130,570
	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
880,000	5.00%, 07/01/17 (c)	882,490
1,455,000	5.63%, 07/01/22 (c)	1,528,507
	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
2,100,000	5.50%, 07/01/17 (c)	2,112,831
1,975,000	5.63%, 07/01/22 (c)	2,065,139
250,000	Scranton Redevelopment Authority, Series A (RB) 5.00%, 05/15/24 (c)	251,498
	Susquehanna Area Regional Airport Authority (RB)
650,000	5.00%, 01/01/23 (c)	678,847
1,500,000	5.00%, 01/01/23	1,612,110
		73,819,373
Puerto Rico: 1.4%
1,230,000	Children’s Trust Fund (RB) 5.63%, 03/03/17 (c)	1,225,695
	Commonwealth of Puerto Rico, Public Improvement, Series A (GO)
90,000	5.25%, 07/01/16 (d) (g) *	59,400
78,000	5.50%, 07/01/16 (d) (g) * #	44,577
10,010,000	8.00%, 07/01/20 (c) (d) *	7,132,125
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
155,000	4.25%, 07/01/22 (c)	119,350
1,490,000	5.00%, 07/01/22 (c)	1,128,675
225,000	5.13%, 07/01/22 (c)	171,000
200,000	5.25%, 07/01/22 (c)	155,000
1,740,000	5.25%, 07/01/22 (c)	1,322,400
30,000	5.25%, 07/01/22 (c)	23,700
700,000	5.75%, 07/01/22 (c) #	508,725
1,500,000	6.00%, 07/01/18 (c) #	1,104,375
360,000	6.00%, 07/01/18 (c) #	265,050
1,755,000	6.00%, 07/01/22 (c) #	1,292,119
13,000,000	Puerto Rico Commonwealth Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB) 7.05%, 03/03/17 (c) ^	1,071,980
1,000,000	Puerto Rico Commonwealth Highways and Transportation Authority, Series N (RB) 5.50%, 07/01/23 #	268,375
100,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) 5.00%, 07/01/21 (d) *	65,500
	Puerto Rico Convention Center District Authority, Series A (RB) (FGIC)
315,000	4.13%, 03/03/17 (c) #	183,291
395,000	4.25%, 03/03/17 (c) #	229,841
220,000	4.75%, 03/03/17 (c) #	128,013
620,000	5.00%, 03/03/17 (c) #	360,763
155,000	5.00%, 03/03/17 (c) #	90,191
345,000	5.00%, 03/03/17 (c) #	200,747
275,000	5.00%, 03/03/17 (c) #	160,016
350,000	5.00%, 03/03/17 (c) #	203,656
	Puerto Rico Highways and Transportation Authority (RB)
890,000	5.00%, 03/03/17 (c) #	213,489
390,000	5.25%, 03/03/17 (c) #	226,324
845,000	5.75%, 03/03/17 (c) #	491,684
65,000	Puerto Rico Highways and Transportation Authority, Series G (RB) (FGIC) 5.00%, 03/03/17 (c) #	37,822
	Puerto Rico Highways and Transportation Authority, Series I (RB) (FGIC)
200,000	5.00%, 03/03/17 (c) #	116,375
50,000	5.00%, 03/03/17 (c) #	29,094
315,000	5.00%, 03/03/17 (c) #	183,291
	Puerto Rico Highways and Transportation Authority, Series J (RB) (FGIC)
185,000	5.00%, 03/03/17 (c) #	107,450
40,000	5.00%, 03/03/17 (c) #	23,247
	Puerto Rico Highways and Transportation Authority, Series K (RB)
400,000	5.00%, 03/03/17 (c) #	107,350
100,000	5.00%, 03/03/17 (c) #	26,838
50,000	5.00%, 03/03/17 (c) #	13,333
115,000	5.00%, 03/03/17 (c) #	30,627
205,000	5.00%, 03/03/17 (c) #	54,635
	Puerto Rico Highways and Transportation Authority, Series M (RB)
1,020,000	5.00%, 07/01/17 (c) #	273,743
150,000	5.00%, 07/01/17 (c) #	40,256
	Puerto Rico Highways and Transportation Authority, Series N (RB)
385,000	5.50%, 07/01/21 #	103,324
1,055,000	5.50%, 07/01/22 #	283,136
2,000,000	5.50%, 07/01/24 #	536,750
1,500,000	5.50%, 07/01/25 #	402,562
1,500,000	5.50%, 07/01/26 #	402,562
50,000	21.06%, 07/01/20 ^	14,831
40,000	Puerto Rico Public Buildings Authority, Series P (RB) (COMWLTH GTD) 7.00%, 03/03/17 (c) (d) *	24,450
	Puerto Rico Sales Tax Financing Corp. (RB)
730,000	5.25%, 08/01/21 (c) #	341,549
475,000	5.25%, 08/01/21 (c)	324,188
190,000	5.50%, 08/01/19 (c) #	88,896
500,000	5.50%, 02/01/20 (c) #	233,938
855,000	6.00%, 08/01/19 (c)	440,325
265,000	6.00%, 08/01/20 (c)	136,475
40,000	Puerto Rico Sales Tax Financing Corp., Balance-First (RB) 5.00%, 08/01/18 #	19,584
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series C (RB)
1,520,000	5.00%, 08/01/21 (c)	1,037,400
150,000	5.25%, 08/01/20 (c) #	68,756
680,000	7.89%, 08/01/34 ^	149,763
	Puerto Rico Sales Tax Financing Corp., Series A (RB)
80,000	4.50%, 02/01/20 (c) #	37,050
150,000	5.00%, 08/01/19 (c) #	69,825
200,000	5.50%, 02/01/20 (c) #	93,575
100,000	8.69%, 08/01/35 ^	11,258
50,000	8.70%, 08/01/34 ^	6,037
		24,316,356
Rhode Island: 0.8%
	Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB)
700,000	4.00%, 05/15/26 (c)	660,338
250,000	5.00%, 05/15/23	279,490
400,000	5.00%, 05/15/26 (c)	423,104
3,000,000	Rhode Island Health And Educational Building Corp., Tockwotton Home (RB) 8.38%, 01/01/21 (c)	3,724,920
	Tobacco Settlement Financing Corp. (RB)
2,000,000	4.50%, 06/01/25 (c)	1,895,640
1,000,000	5.00%, 06/01/25 (c)	1,037,860
37,200,000	6.59%, 06/01/17 (c) ^	3,109,548
	Tobacco Settlement Financing Corp., Series A (RB)
400,000	5.00%, 06/01/20	432,924
30,000	5.00%, 06/01/23	33,452
2,000,000	Tobacco Settlement Financing Corp., Series B (RB) 5.00%, 06/01/25 (c)	1,993,420
		13,590,696
South Carolina: 0.5%
75,000	South Carolina Jobs Economic Development Authority, Palmetto Health, Series A (RB) 5.00%, 08/01/23 (c)	79,340
	South Carolina Jobs-Economic Development Authority, First Mortgage Health Care Facilities, The Lutheran Homes of South Carolina, Inc. (RB)
3,450,000	5.50%, 05/01/17 (c)	3,454,002
3,100,000	5.63%, 05/01/17 (c)	3,100,961
1,100,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project (RB) 5.25%, 03/03/17 (c)	1,065,746
	South Carolina Jobs-Economic Development Authority, Palmetto Health (RB)
600,000	5.38%, 08/01/19 (c)	638,166
155,000	5.75%, 08/01/19 (c)	163,908
170,000	South Carolina Jobs-Economic Development Authority, Palmetto Health, Series A (RB) 5.25%, 08/01/23 (c)	181,247
300,000	South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/23 (c)	282,042
		8,965,412
South Dakota: 0.0%
500,000	City of Sioux Falls, Dow Rummel Village Project (RB)
	5.00%, 11/01/26 (c)	489,350
Tennessee: 0.7%
	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB)
500,000	5.00%, 10/01/24 (c)	520,290
525,000	5.00%, 10/01/24 (c)	544,577
975,000	5.00%, 10/01/24 (c)	1,026,246
	Clarksville Natural Gas Acquisition Corp. (RB)
1,465,000	5.00%, 12/15/19	1,591,093
700,000	5.00%, 12/15/20	772,800
110,000	County of Claiborne (GO)
	4.13%, 04/01/20 (c)	114,444
	Johnson City Health and Educational Facilities Board, Series A (RB)
100,000	5.38%, 07/01/20 (c)	107,576
180,000	5.63%, 07/01/20 (c)	193,631
2,000,000	Knox County Health Educational and Housing Facility Board (RB)
	5.00%, 04/01/27 (c)	2,151,560
	Shelby County, Tennessee Health, Educational and Housing Facility Board, The Village at Germantown (RB)
2,000,000	5.25%, 12/01/22 (c)	2,026,880
450,000	5.38%, 12/01/22 (c)	457,726
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
1,150,000	5.38%, 09/01/23 (c)	1,166,790
2,000,000	5.50%, 09/01/23 (c)	2,036,320
70,000	Tennessee Energy Acquisition Corp. (RB)
	5.63%, 09/01/26	79,752
		12,789,685
Texas: 7.1%
5,000	Beaumont Independent School District (GO) (AGO) 5.00%, 03/03/17 (c)	5,016
	Board of Managers, Joint Guadalupe County, City of Seguin Hospital Mortgage Revenue (RB)
700,000	5.00%, 12/01/25 (c)	706,419
300,000	5.25%, 12/01/25 (c)	315,108
50,000	Brazoria County, Texas Environmental Facilities (RB) 5.13%, 05/15/17 (c)	51,388
300,000	Brazoria County, Texas Health Facilities Development Corp. (RB) 5.25%, 07/01/22 (c)	314,355
	Central Texas Regional Mobility Authority, Senior Lien (RB)
200,000	5.00%, 01/01/26 (c)	215,172
1,000,000	5.00%, 01/01/26 (c)	1,112,330
740,000	6.00%, 01/01/21 (c)	862,033
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
1,405,000	5.00%, 01/01/23 (c)	1,490,410
1,410,000	5.00%, 01/01/23 (c)	1,521,235
1,100,000	5.00%, 07/01/25 (c)	1,181,125
1,750,000	5.00%, 07/01/25 (c)	1,884,242
100,000	5.00%, 07/01/25 (c)	110,691
	Central Texas Regional Mobility Authority, Subordinated Lien (RB)
350,000	5.00%, 01/01/23 (c)	371,465
400,000	5.00%, 01/01/23 (c)	426,712
1,485,000	6.25%, 01/01/21 (c)	1,743,910
2,050,000	City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	2,258,731
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
200,000	4.50%, 07/01/20	206,536
7,000,000	4.75%, 07/01/24	7,408,030
650,000	5.00%, 07/01/24 (c)	679,848
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
2,000,000	5.00%, 07/15/25 (c)	2,049,100
600,000	5.00%, 07/15/25 (c)	627,534
1,000,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	1,049,160
4,900,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB) 5.00%, 07/15/20	5,140,884
	Clifton Higher Education Finance Corp., Series A (RB)
730,000	5.13%, 08/15/25 (c)	750,024
500,000	5.50%, 08/15/25 (c)	505,305
850,000	Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/23 (c)	856,213
500,000	Decatur Hospital Authority Revenue, Series A (RB) 5.00%, 09/01/24 (c)	520,445
580,000	Grand Parkway Transportation Corp. (RB) 5.50%, 10/01/23 (c)	622,682
	Gregg County Health Facilities Development Corp., Series C (RB)
95,000	5.00%, 07/01/22 (c)	95,802
1,210,000	5.00%, 07/01/22 (c)	1,219,644
2,500,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	2,545,000
275,000	Harris County Industrial Development Corp. (RB) 5.00%, 12/01/19 (c)	295,050
1,000,000	Harris County, Texas Cultural Education Facilities, Brazos Presbyterian Homes, Inc. Project, Series A (RB) 5.13%, 01/01/23 (c)	1,012,400
380,000	Harrison County Health Facilities Development Corp. (RB) 5.25%, 07/01/20 (c)	388,664
675,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A (RB) 5.50%, 08/15/24 (c)	677,464
	Love Field Airport Modernization Corp., Southwest Airline Co. (RB)
250,000	5.00%, 11/01/18	265,228
615,000	5.00%, 11/01/22 (c)	683,892
280,000	5.00%, 11/01/22	317,632
1,140,000	5.25%, 11/01/20 (c)	1,230,368
780,000	Matagorda County Navigation District No. 1, Texas Pollution Control (RB)
	4.00%, 06/03/23 (c)	801,949
1,000,000	Matagorda County, Texas Navigation District No. 1 (RB)
	4.00%, 06/03/23 (c)	1,028,140
1,000,000	Mission Economic Development Corp., Senior Lien, Series B (RB)
	5.75%, 10/01/18 (c)	1,036,010
1,500,000	New Hope Cultural Education Facilities Corp., Series A (RB)
	5.00%, 04/01/24 (c)	1,560,570
500,000	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center (RB)
	5.00%, 08/15/21 (c)	456,230
1,460,000	New Hope Cultural Education Facilities Finance Corp., MRC Crestview Project (RB)
	5.00%, 11/15/24 (c)	1,422,376
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
500,000	5.00%, 07/01/25 (c)	520,170
100,000	5.00%, 07/01/25 (c)	105,398
	North East Texas Regional Mobility Authority (RB)
1,200,000	5.00%, 01/01/26 (c)	1,259,784
1,000,000	5.00%, 01/01/26 (c)	1,056,640
265,000	Port Freeport, Texas (RB) 4.95%, 05/15/17 (c)	272,224
	Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB)
400,000	5.00%, 08/15/26 (c)	370,952
400,000	5.00%, 08/15/26 (c)	382,220
1,000,000	Red River Health Facilities Development Corp., Eden Home, Inc. Project (RB) 7.25%, 12/01/21 (c)	632,500
1,075,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	1,191,519
1,275,000	San Antonio Convention Hotel Finance Corp. (RB) (AMBAC) 5.00%, 03/03/17 (c)	1,275,166
	San Antonio, Texas Convention Hotel Finance Corp. (RB) (AMBAC)
85,000	4.75%, 03/03/17 (c)	85,011
500,000	5.00%, 03/03/17 (c)	499,985
9,900,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c)	4,455,000
1,000,000	Tarrant County Cultural Education Facilities Finance Corp., Air Force Villages Obligated Group Project (RB)
	5.00%, 05/15/24 (c)	987,990
1,500,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc., Series A (RB) 5.50%, 11/15/25 (c)	1,552,665
	Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series A (RB)
1,000,000	6.38%, 02/15/27 (c)	1,023,390
500,000	6.38%, 02/15/27 (c)	507,940
1,500,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	1,456,770
1,050,000	Tarrant County Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB) 8.00%, 11/15/19 (c)	1,120,665
1,680,000	Texas Municipal Gas Acquisition & Supply Corp III (RB) 5.00%, 12/15/22 (c)	1,863,271
2,070,000	Texas Municipal Gas Acquisition & Supply Corp III., Gas Supply (RB) 5.00%, 12/15/22 (c)	2,244,729
	Texas Municipal Gas Acquisition & Supply Corp. I (RB)
95,000	5.25%, 12/15/24	108,092
160,000	5.25%, 12/15/25	182,226
1,155,000	5.25%, 12/15/26	1,313,062
	Texas Municipal Gas Acquisition & Supply Corp. III (RB)
1,565,000	5.00%, 12/15/22 (c)	1,674,753
760,000	5.00%, 12/15/22 (c)	807,933
175,000	5.00%, 12/15/22 (c)	184,531
1,640,000	5.00%, 12/15/22 (c)	1,766,674
1,865,000	5.00%, 12/15/22 (c)	2,048,423
1,570,000	5.00%, 12/15/22 (c)	1,714,738
1,000,000	5.00%, 12/15/22 (c)	1,088,290
650,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply (RB) 5.00%, 12/15/19	700,277
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien Series A (RB)
1,095,000	5.25%, 12/15/18	1,157,371
175,000	5.25%, 12/15/21	195,811
95,000	5.25%, 12/15/22	107,289
1,180,000	5.25%, 12/15/23	1,340,480
	Texas Municipal Gas Acquisition and Supply Corp. III (RB)
5,000	5.00%, 12/15/18	5,289
1,880,000	5.00%, 12/15/21	2,082,232
1,810,000	5.00%, 12/15/22 (c)	1,982,945
1,615,000	5.00%, 12/15/22	1,804,084
255,000	Texas Municipal Gas Acquisition and Supply Corp., Senior Lien, Series D (RB) 6.25%, 12/15/26	301,382
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group, LLC Project, Senior Lien (RB)
150,000	7.00%, 06/30/20 (c)	173,139
3,810,000	7.00%, 06/30/20 (c)	4,361,345
95,000	7.50%, 06/30/20 (c)	110,288
1,225,000	7.50%, 06/30/20 (c)	1,434,389
500,000	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project (RB) 7.50%, 12/31/19 (c)	578,305
	Texas Private Activity Bond Surface Transportation Corp., Senior Lien (RB)
1,000,000	5.00%, 12/31/25 (c)	1,046,800
500,000	5.00%, 12/31/25 (c)	525,285
1,250,000	7.00%, 09/01/23 (c)	1,426,162
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
2,100,000	5.00%, 08/15/24 (c)	2,242,443
1,500,000	5.00%, 08/15/24 (c)	1,596,720
600,000	5.00%, 08/15/24 (c)	649,638
850,000	5.00%, 08/15/24 (c)	913,962
	Town of Westlake, Texas (SA)
1,000,000	6.13%, 09/01/25 (c)	930,820
1,000,000	6.25%, 09/01/25 (c)	922,580
1,000,000	6.38%, 09/01/25 (c)	917,970
	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB)
530,000	6.00%, 01/01/21 (c)	557,184
1,950,000	7.00%, 01/01/21 (c)	2,134,645
2,480,000	7.13%, 01/01/21 (c)	2,697,992
	Tyler Health Facilities Development Corp. (RB)
2,645,000	5.25%, 11/01/17 (c)	2,645,344
1,155,000	5.25%, 11/01/17 (c)	1,158,165
2,450,000	5.38%, 11/01/17 (c)	2,422,903
1,000,000	Woodloch Health Facilities Development Corp., Series A-1 (RB)
	6.75%, 06/01/20 (c)	948,770
		123,847,242
Vermont: 0.1%
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	1,156,727
Virgin Islands: 1.1%
	Virgin Islands Public Finance Authority, Series A (RB)
3,885,000	5.00%, 10/01/20 (c)	2,806,912
450,000	5.00%, 10/01/20	370,759
1,280,000	5.00%, 10/01/20 (c)	960,000
1,735,000	6.75%, 10/01/19 (c)	1,348,962
1,125,000	Virgin Islands Public Finance Authority, Series A-1 (RB) 5.00%, 10/01/19 (c)	812,812
	Virgin Islands Public Finance Authority, Series B (RB)
1,245,000	5.00%, 10/01/19 (c)	933,750
1,000,000	5.00%, 10/01/19	853,590
190,000	5.00%, 10/01/20 (c)	140,125
2,990,000	5.25%, 10/01/20 (c)	2,152,800
	Virgin Islands Public Finance Authority, Series C (RB)
250,000	4.50%, 10/01/24 (c)	170,625
250,000	5.00%, 10/01/19 (c)	191,250
1,000,000	5.00%, 10/01/24 (c)	700,000
4,250,000	5.00%, 10/01/24 (c)	2,932,500
110,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB) 6.63%, 10/01/19 (c)	85,525
845,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB) 5.00%, 10/01/19 (c)	608,400
	Virgin Islands Water and Power Authority, Series A (RB)
50,000	5.00%, 07/01/17 (c)	39,625
330,000	5.00%, 07/01/17 (c)	264,825
	Virgin Islands Water and Power Authority, Series B (RB)
3,600,000	5.00%, 07/01/17 (c)	2,648,808
1,070,000	5.00%, 07/01/17 (c)	826,575
1,125,000	5.00%, 07/01/17 (c)	880,312
		19,728,155
Virginia: 1.9%
	Albemarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	620,845
1,000,000	5.00%, 01/01/23 (c)	1,001,980
500,000	Ballston Quarter Community Development Authority, Series A (TA) 5.50%, 03/01/27 (c)	474,985
	Bristol Industrial Development Authority, Series B (RB)
1,750,000	5.00%, 11/01/24 (c)	1,711,167
250,000	6.35%, 11/01/24 (c)	240,525
	Cherry Hill Community Development Authority (SA)
200,000	5.15%, 03/01/25 (c)	203,562
500,000	5.40%, 03/01/25 (c)	511,800
	Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
1,000,000	5.00%, 07/01/26 (c)	1,074,500
1,000,000	5.00%, 07/01/26 (c)	1,079,380
650,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	661,115
380,000	City of Chesapeake, Virginia Chesapeake Expressway Toll Road Revenue (RB) 5.00%, 07/15/22 (c)	398,058
1,000,000	County of Botetourt, Virginia Industrial Development Authority (RB) 6.00%, 07/01/24 (c)	1,037,430
650,000	Economic Development Authority of the City of Newport News, Residential Care Facilities (RB) 3.13%, 12/01/25 (c)	593,690
	Fairfax County, Virginia Economic Development Authority, Series A (RB)
430,000	4.00%, 12/01/22	439,997
2,000,000	5.00%, 12/01/23 (c)	2,020,600
1,000,000	5.00%, 12/01/23 (c)	1,013,200
	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA)
1,450,000	6.63%, 03/01/21 (c)	1,594,144
1,000,000	6.88%, 03/01/21 (c)	1,101,610
1,250,000	Halifax County Industrial Development Authority (RB) 2.15%, 09/01/20 (p)	1,254,287
	Hanover County, Virginia Economic Development Authority, Series A (RB)
495,000	4.00%, 07/01/22	508,078
1,500,000	5.00%, 07/01/22 (c)	1,502,040
1,500,000	5.00%, 07/01/22 (c)	1,505,580
2,750,000	Newport News Economic Development Authority, Residential Care Facilities (RB) 5.00%, 12/01/25 (c)	2,808,877
670,000	Prince William County Industrial Development Authority (RB) 5.00%, 01/01/25 (c)	674,134
	Stafford County Economic Development Authority (RB)
480,000	4.00%, 06/15/26 (c)	471,442
300,000	5.00%, 06/15/26 (c)	317,223
785,000	Tobacco Settlement Financing Corp. (RB) 11.89%, 06/01/17 (c) ^	27,993
270,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB) 5.00%, 06/01/17 (c)	236,196
2,000,000	Virginia College Building Authority, Marymount University Project, Series A (RB) 5.00%, 07/01/25 (c)	2,017,680
300,000	Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	322,956
	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
735,000	5.50%, 07/01/22 (c)	785,561
1,550,000	6.00%, 07/01/22 (c)	1,709,727
1,440,000	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB) 5.00%, 01/01/22 (c)	1,470,082
	Wise County Industrial Development Authority, Solid Waste and Sewage Disposal, Series A (RB)
300,000	1.87%, 06/01/20 (p)	298,317
1,375,000	2.15%, 09/01/20 (p)	1,379,716
		33,068,477
Washington: 0.6%
1,000,000	Greater Wenatchee Regional Events Center Public Facilities, Series A (RB) 5.50%, 09/01/22 (c)	1,016,740
	King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (GO)
1,000,000	5.00%, 12/01/25 (c)	940,460
500,000	5.75%, 12/01/25 (c)	484,215
500,000	6.00%, 12/01/25 (c)	477,715
250,000	6.25%, 12/01/25 (c)	234,785
2,900,000	Port of Seattle Industrial Development Corp., Delta Air Lines, Inc. Project (RB) 5.00%, 04/01/23 (c)	3,030,239
	Washington Health Care Facilities Authority, Central Washington Health Services (RB)
300,000	5.00%, 07/01/25 (c)	313,386
100,000	7.00%, 07/01/19 (c)	113,204
1,000,000	Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB) 5.00%, 07/01/24 (c)	983,310
800,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB) 6.75%, 10/01/22 (c)	827,968
1,500,000	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB) 5.00%, 01/01/25 (c)	1,490,850
500,000	Washington State Housing Finance Commission, Weslet Homes at Lea Hill Project (RB) 5.00%, 07/01/26 (c)	464,450
		10,377,322
West Virginia: 0.8%
305,000	County of Brooke Commission, Series A (RB) 6.75%, 04/01/21 (c)	320,714
2,855,000	County of Pleasants, West Virginia (RB) 5.25%, 10/15/17 (c)	2,726,468
5,275,000	Philippi, West Virginia, The Philippi Municipal Building Commission, Series A (RB) 7.75%, 10/01/22 (c) (d) * §	3,165,000
2,000,000	West Virginia Hospital Finance Authority, Highland Hospital Obligated Group (RB) 9.13%, 10/01/21 (c) (d) *	1,777,620
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
2,000,000	6.50%, 10/01/18 (c)	2,055,440
1,500,000	6.50%, 10/01/18 (c)	1,552,980
2,005,000	6.75%, 10/01/18 (c)	2,063,947
		13,662,169
Wisconsin: 0.7%
250,000	Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.13%, 06/01/26 (c)	222,453
1,000,000	Public Finance Authority, Celanese Corp., Series C (RB) 4.30%, 05/01/26 (c)	993,790
	Public Finance Authority, Cornerstone Charter Academy, Series A (RB)
495,000	5.00%, 02/01/26 (c)	458,355
500,000	5.13%, 02/01/26 (c)	448,395
500,000	Public Finance Authority, National Gypsum Comp. (RB) 5.25%, 11/01/24 (c)	534,370
	Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB)
250,000	5.00%, 06/15/26 (c)	221,933
1,000,000	5.00%, 06/15/26 (c)	919,580
1,035,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	1,099,625
1,455,000	Public Finance Authority, Transportation Infrastructure Properties, LLC Obligated Group, Series G (RB) 5.00%, 07/01/22 (c)	1,484,638
2,150,000	Wisconsin Health & Educational Facilities Authority, Saul-Prairie Memorial Hospital, Inc., Series A (RB) 5.25%, 02/01/23 (c)	2,200,224
3,950,000	Wisconsin Health and Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Series A (RB) 5.13%, 02/01/23 (c)	4,030,619
		12,613,982
Total Municipal Bonds (Cost: $1,770,451,321)		1,725,730,416

Number
of Shares
MONEY MARKET FUND: 1.1% (Cost: $19,286,886)
19,286,886	Dreyfus Government Cash Management Fund	19,286,886
Total Investments: 99.6% (Cost: $1,789,738,207)		1,745,017,302
Other assets less liabilities: 0.4%		7,174,714
NET ASSETS: 100.0%		$1,752,192,016

ACA	Credit Agricole SA
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(e)	Convertible Capital Appreciation Bonds
(g)	Security in principal default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $9,696,804 which represents 0.6% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $3,165,000 which represents 0.2% of net assets.

Summary of Investments By Sector	% of
(unaudited)	Investments	Value
Education	7.3%	$126,631,721
Health Care	22.8	397,667,341
Housing	0.4	7,062,768
Industrial Revenue	19.3	337,588,221
Leasing	0.7	11,481,208
Local	5.6	96,950,989
Power	1.6	28,892,460
Solid Waste/Resource Recovery	0.2	3,342,844
Special Tax	8.0	140,290,941
State	2.9	50,612,399
Tobacco	20.0	349,687,957
Transportation	7.3	126,716,637
Water & Sewer	2.8	48,804,930
Money Market Fund	1.1	19,286,886
	100.0%	$1,745,017,302

The summary of inputs used to value the Fund’s investments as of January 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$1,725,730,416	$—	$1,725,730,416
Money Market Fund	19,286,886	—	—	19,286,886
Total	$19,286,886	$1,725,730,416	$—	$1,745,017,302

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2017 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 95.5%
California: 11.6%
$400,000	California Educational Facilities Authority (RB) 5.00%, 10/01/18 (c)	$426,288
275,000	California State Economic Recovery, Series A (GO) 5.00%, 07/01/19 (c)	300,033
250,000	California State Public Works Board (RB) 6.13%, 11/01/19 (c)	282,992
105,000	California State Public Works Board, Various University of California Projects, Series B (RB) 5.00%, 06/01/18	110,625
140,000	California State Public Works Board, Various University of California Projects, Series E (RB) 5.00%, 04/01/19 (c)	151,595
175,000	City of Los Angeles, Department of Airports, Series C (RB) 5.25%, 05/15/18 (c)	184,527
225,000	Clovis California Unified School District, Series A (GO) 3.95%, 08/01/19 ^	217,735
230,000	Foothill Eastern Transportation Corridor Agency California, Senior Lien Series A (RB) 3.53%, 01/01/20 ^	220,526
305,000	Orange County, California Water District Revenue, Series B (CP) (NATL) 5.00%, 08/15/32 (c)	382,025
		2,276,346
Florida: 4.4%
150,000	Brevard County Health Facilities Authority (RB) 7.00%, 04/01/19 (c)	168,295
100,000	City of Orlando FL (RB) 5.00%, 05/01/24 (c)	119,540
105,000	Hillsborough County, Industrial Development Authority Revenue (RB) 5.63%, 08/15/18 (c)	112,187
220,000	Miami-Dade County, Florida School Board Foundation, Inc., Series A (CP) (AGO) 5.25%, 02/01/19 (c)	237,827
225,000	Miami-Dade County, Florida School Board, Series B (CP) (AGO) 5.25%, 05/01/18 (c)	236,880
		874,729
Georgia: 1.4%
250,000	City of Atlanta GA Water & Wastewater Revenue (RB) 6.00%, 11/01/19 (c)	281,790
Idaho: 0.8%
145,000	Idaho Housing & Finance Association, Federal Highway Trust Fund, Series A (RB) (AGO) 5.25%, 07/15/18 (c)	153,741
Illinois: 7.6%
	Illinois Finance Authority, The University of Chicago, Series B (RB)
25,000	5.50%, 07/01/18 (c)	26,554
325,000	5.50%, 07/01/18 (c)	345,202
500,000	5.50%, 07/01/18 (c)	531,080
550,000	5.75%, 07/01/18 (c)	586,107
		1,488,943
Kentucky: 1.3%
240,000	Louisville & Jefferson County, Kentucky Metro Government Health, Jewish Hospital & Saint Mary’s Health Care (RB) 6.13%, 02/01/18 (c)	252,312
Maryland: 6.2%
	County of Montgomery, Public Improvement, Series A (GO)
370,000	5.00%, 07/01/19 (c)	403,219
110,000	5.00%, 07/01/19 (c)	119,876
	State of Maryland, Second Series B (GO)
340,000	5.00%, 08/01/19 (c)	371,042
290,000	5.00%, 08/15/19 (c)	317,263
		1,211,400
Massachusetts: 3.4%
500,000	Massachusetts Bay Transportation Authority, Series C (RB) 5.00%, 07/01/18 (c)	527,585
130,000	Massachusetts State Water Resources Authority, Series A (RB) 6.50%, 07/15/19	137,491
		665,076
Michigan: 0.3%
55,000	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series V (RB) 8.00%, 09/01/18 (c)	60,892
Minnesota: 0.5%
100,000	City of St. Louis Park, Health Care Facilities, Series A (RB) 5.50%, 07/01/18 (c)	106,143
Mississippi: 2.5%
470,000	Mississippi Development Bank (RB) (AGM) 5.38%, 04/01/18 (c)	493,053
Nebraska: 0.9%
175,000	Nebraska Public Power District, Series B (RB) 5.00%, 01/01/18 (c)	181,463
New Jersey: 1.4%
250,000	New Jersey Health Care Facilities Financing Authority (RB) 5.00%, 01/01/20 (c)	275,205
New Mexico: 1.5%
270,000	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Series A (RB) 6.13%, 08/01/18 (c)	289,594
New York: 8.1%
175,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL) 6.00%, 04/01/20	188,424
500,000	New York State Dormitory Authority (RB) 5.50%, 07/01/20 (c)	568,045
245,000	New York State Dormitory Authority, Series A (RB) 5.50%, 05/01/19 (c)	268,314
75,000	Triborough Bridge & Tunnel Authority, Series A (RB) 5.00%, 05/15/18 (c)	78,825
425,000	Triborough Bridge & Tunnel Authority, Series B (RB) 5.50%, 01/01/22 (c)	493,506
		1,597,114
North Carolina: 3.2%
305,000	North Carolina Eastern Municipal Power Agency (RB) 5.00%, 01/01/19 (c)	327,372
275,000	North Carolina Municipal Power Agency No 1 (RB) 5.00%, 01/01/19 (c)	294,629
		622,001
Ohio: 4.4%
400,000	City of Columbus, Various Purpose, Series A (GO) 5.00%, 08/15/23 (c)	471,540
350,000	Cuyahoga Community College District, Series C (RB) 5.00%, 02/01/20 (c)	387,803
		859,343
Oklahoma: 1.6%
295,000	Oklahoma Municipal Power Authority, Power Supply System, Series A (RB) 5.88%, 01/01/18 (c)	308,228
Oregon: 4.4%
330,000	Oregon State Lottery (RB) 5.00%, 04/01/19 (c)	356,595
130,000	Oregon State, Department of Administrative Services Lottery, Series A (RB) 5.00%, 04/01/19 (c)	140,477
20,000	Redmond School District No. 2J, Deschutes and Jefferson Counties, Series A (GO) (SBG) 5.50%, 06/15/18 (c)	21,210
320,000	State of Oregon Department of Transportation, Senior Lien, Series A (RB) 5.00%, 05/15/19 (c)	347,152
		865,434
Pennsylvania: 1.6%
10,000	Central Bucks, Pennsylvania School District (GO) (SAW) 5.00%, 05/15/18 (c)	10,506
100,000	Commonwealth of Pennsylvania (GO) 5.00%, 04/15/19 (c)	108,202
175,000	Pennsylvania Higher Educational Facilities Authority, Series A (RB) 5.00%, 09/01/19	191,641
		310,349
Puerto Rico: 1.3%
235,000	Puerto Rico Highways & Transportation Authority (RB) (NATL) 5.50%, 07/01/19	258,763
Texas: 16.3%
250,000	City of Houston TX Combined Utility System Revenue (RB) 5.38%, 05/15/19 (c)	273,020
400,000	Conroe Independent School District, Series A (GO) 5.75%, 02/15/18 (c)	419,356
300,000	Dallas Independent School District (GO) 6.25%, 02/15/18 (c)	316,374
900,000	Fort Worth Independent School District (GO) 5.00%, 02/15/18 (c)	936,630
210,000	Harris County Cultural Education Facilities Finance Corp. (RB) 5.13%, 11/15/18 (c)	224,845
300,000	Keller Independent School District/TX (GO) 5.25%, 02/15/19 (c)	324,144
200,000	Keller, Texas Independent School District (GO) 5.50%, 02/15/19 (c)	217,096
475,000	North Texas Tollway Authority, Second Tier, Series F (RB) 5.75%, 01/01/18 (c)	495,539
		3,207,004
Utah: 3.4%
180,000	State of Utah (GO) 5.00%, 07/01/18 (c)	190,062
200,000	State of Utah, Series A (GO) 5.00%, 07/01/18 (c)	211,180
250,000	Utah Transit Authority (RB) (AGM) 5.00%, 06/15/18 (c)	263,432
		664,674
Virginia: 2.8%
495,000	Richmond, Virginia Metropolitan Transportation Authority (RB) 5.25%, 07/15/22	549,732
Washington: 3.1%
100,000	City of Seattle WA Municipal Light & Power Revenue (RB) 5.50%, 04/01/19 (c)	109,122
250,000	City of Seattle, Washington Water System Improvement Revenue (RB) 5.00%, 02/01/18 (c)	260,047
50,000	Washington State Various Purpose, Motor Vehicle Fuel Tax, Series D (GO) 5.00%, 01/01/18 (c)	51,847
175,000	Washington State Various Purpose, Series C (GO) 5.00%, 01/01/18 (c)	181,463
		602,479
Wisconsin: 1.5%
285,000	Wisconsin Department of Transportation, Series A (RB) 5.00%, 07/01/18 (c)	300,723
Total Municipal Bonds (Cost: $18,700,185)		18,756,531

Number of Shares
MONEY MARKET FUND: 3.4% (Cost: $659,225)
659,225	Dreyfus Government Cash Management Fund	659,225
Total Investments: 98.9% (Cost: $19,359,410)		19,415,756
Other assets less liabilities: 1.1%		221,440
NET ASSETS: 100.0%		$19,637,196

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	16.9%	$3,287,565
Health Care	7.9	1,532,942
Leasing	7.2	1,401,944
Local	20.4	3,950,739
Power	7.7	1,493,834
Special Tax	8.2	1,596,053
State	8.9	1,731,092
Transportation	15.9	3,083,034
Water & Sewer	3.5	679,328
Money Market Fund	3.4	659,225
	100.0%	$19,415,756

The summary of inputs used to value the Fund’s investments as of January 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$18,756,531	$—	$18,756,531
Money Market Fund	659,225	—	—	659,225
Total	$659,225	$18,756,531	$—	$19,415,756

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2017 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.2%
Alabama: 0.3%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$150,000	6.45%, 03/03/17 (c)	$150,177
150,000	6.45%, 03/03/17 (c)	150,177
60,000	Health Care Authority of Cullman County, Series A (RB) 6.25%, 02/01/19 (c)	62,528
		362,882
Arizona: 2.8%
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
300,000	5.00%, 02/01/20	327,588
250,000	5.00%, 02/01/21	278,452
830,000	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB) 5.10%, 03/03/17 (c)	830,855
500,000	Arizona Industrial Development Authority, Education Revenue Bonds, Series A (RB) 5.00%, 07/01/26	527,630
270,000	Industrial Development Authority of County of Pima, Education Facility Revenue Bonds (RB) 4.38%, 07/01/26	263,134
	Industrial Development Authority of the City of Phoenix, Series A (RB)
475,000	3.00%, 07/01/20	469,371
500,000	4.00%, 07/01/25	498,220
450,000	Industrial Development Authority of the Town of Florence, Inc., Legacy Traditional School Project (RB) 5.00%, 07/01/23	478,908
	Salt Verde Financial Corp. (RB)
65,000	5.25%, 12/01/21	73,206
50,000	5.25%, 12/01/23	57,396
65,000	5.25%, 12/01/24	75,035
		3,879,795
Arkansas: 0.3%
340,000	County of Pulaski AR (RB) 5.50%, 03/01/19 (c)	369,981
California: 9.8%
40,000	Alameda Corridor Transportation Authority (RB) (AMBAC) 1.88%, 10/01/18 ^	38,414
375,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Toll Bridge, Series S-4 (RB) 5.00%, 04/01/23 (c)	435,180
245,000	California Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.50%, 03/03 /17 (c)	241,168
500,000	California Health Facilities Financing Authority Revenue Bonds, Series E (RB) 5.63%, 07/01/19 (c)	543,680
250,000	California Health Facilities Financing Authority Revenue Bonds, Series G (RB) 5.50%, 07/01/18 (c)	263,873
500,000	California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.00%, 03/01/25	494,100
150,000	California Municipal Finance Authority, Rocketship Education, Series A (RB) 6.00%, 06/01/22 (c)	157,542
300,000	California Pollution Control Financing Authority, Pacific Gas and Electric Co. (RB) (FGIC) 4.75%, 06/01/17 (c)	303,198
	California State Public Works Board Lease Revenue Bonds, Series A (RB)
325,000	5.00%, 09/01/20	363,873
300,000	5.00%, 09/01/21	342,567
250,000	California Statewide Communities Development Authority (RB) 5.00%, 05/15/20	273,462
25,000	City of Modesto, Community Center refinancing, Series A (CP) (AMBAC) 5.00%, 11/01/23	26,117
600,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	677,862
350,000	East Side Union High School District, Series B (GO) 5.25%, 02/01/26	425,533
650,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-1 (RB) 5.00%, 07/15/17 (c) (p)	659,210
250,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-2 (RB) 5.00%, 07/15/19 (c) (p)	266,357
600,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	681,672
500,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB) 4.50%, 06/01/17 (c)	503,795
500,000	Inland Empire Tobacco Securitization Authority, Series B (RB) 5.75%, 06/01/21 (c)	522,695
250,000	Lake Elsinore Public Financing Authority, Local Agency Revenue (ST) 5.00%, 09/01/24	282,035
50,000	Lincoln Public Financing Authority, Subordinated Series B (SA) 5.38%, 09/02/21	53,562
100,000	Long Beach, California Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.25%, 11/15/18	106,408
350,000	Los Angeles Convention & Exhibit Center Authority, Series A (RB) 5.00%, 08/15/18 (c)	371,192
600,000	Los Angeles Municipal Improvement Corporation, Series A 5.00%, 11/01/20	674,538
750,000	Los Angeles Unified School District, Series B (CP) 5.00%, 10/01/22 (c)	857,317
	Palomar Health (RB)
250,000	5.00%, 11/01/25	278,825
250,000	5.00%, 11/01/26 (c)	273,587
	Port of Oakland, Series O (RB)
500,000	5.00%, 05/01/19	537,435
350,000	5.00%, 05/01/20	384,902
500,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	562,990
110,000	Riverside County Public Financing Authority, Capital Facilities Project (RB) 5.00%, 11/01/23	129,884
115,000	San Francisco Community College District (GO) 5.00%, 06/15/22	133,743
300,000	San Francisco International Airport Second Series Revenue Refunding Bonds, Series D (RB) 5.00%, 05/01/21 (c)	336,570
100,000	San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 08/01/22 (c)	112,269
	San Jose Redevelopment Agency, Series D (AMBAC) (TA)
100,000	5.00%, 08/01/17 (c)	101,813
20,000	5.00%, 08/01/17 (c)	20,378
350,000	Sweetwater Union High School District, Series A (GO) (AGM) 5.63%, 08/01/18 (c)	373,898
135,000	Vernon Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	144,262
645,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	641,807
		13,597,713
Colorado: 1.5%
500,000	Colorado Educational & Cultural Facilities Authority (RB) 3.75%, 07/01/26	476,275
250,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.20%, 03/03/17 (c)	250,098
85,000	Colorado Health Facilities Authority, Hospital Revenue Bonds (RB) 5.00%, 05/15/26 (c)	99,433
150,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	179,180
120,000	Denver Convention Center Hotel Authority (RB) 5.00%, 12/01/22	136,032
500,000	Dominion Water & Sanitation District Tap Fee Revenue Bonds (RB) 5.25%, 12/01/21 (c)	493,870
350,000	Public Authority for Colorado Energy (RB) 6.25%, 11/15/28	434,591
		2,069,479
Connecticut: 0.7%
405,000	City of Hartford, Series A (GO) 5.00%, 04/01/23 (c)	410,978
109,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA) 7.00%, 04/01/20 (c)	117,642
	Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB)
250,000	5.25%, 02/01/22	243,373
250,000	5.50%, 02/01/23	242,318
		1,014,311
Florida: 2.1%
500,000	Citizens Property Insurance Corp., Series A-1 (RB) 5.00%, 06/01/20	554,355
200,000	County of Alachua, Florida Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB) 5.63%, 11/15/17 (c)	202,530
500,000	Florida Development Finance Corp., Renaissance Chapter School, Inc. Project, Series A (RB) 5.00%, 06/15/25	513,730
250,000	Miami-Dade County School Board Foundation, Inc., Series A (CP) (AMBAC) 5.00%, 08/01/18	264,105
200,000	Miami-Dade County School Board Foundation, Inc., Series D (CP) 5.00%, 11/01/19	217,732
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
250,000	5.00%, 10/01/23	283,040
250,000	5.00%, 10/01/24	284,352
250,000	Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA) 4.50%, 08/01/24	257,583
250,000	School District of St. Lucie County, Florida Sales Tax (RB) (AGM) 5.00%, 10/01/25	294,345
100,000	Village Community Development District No. 10 (SA) 4.50%, 05/01/22 (c)	104,846
		2,976,618
Georgia: 1.7%
545,000	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB) 5.25%, 09/01/20	573,863
400,000	Georgia Local Government, Grantor Trust Certificates of Participation, Series A (CP) (NATL) 4.75%, 06/01/28	430,492
500,000	Greene County Development Authority, Glen-I LLC Project, Series A (RB) 6.13%, 01/01/25	498,265
	Main Street Natural Gas, Inc. Gas Project, Series A (RB)
130,000	5.50%, 09/15/23	150,721
135,000	5.50%, 09/15/25	158,439
560,000	Municipal Electric Authority of Georgia, Series B (RB) 5.00%, 01/01/20	616,627
		2,428,407
Guam: 1.0%
750,000	A. B. Won Pat International Airport Authority, Series C (RB) 5.00%, 10/01/21	813,690
250,000	Government of Guam, Business Privilege Tax Refunding Bonds, Series D (RB) 5.00%, 11/15/25 (c)	272,602
270,000	Government of Guam, Series A (GO) 6.00%, 11/15/19	285,034
		1,371,326
Hawaii: 0.1%
140,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB) 6.30%, 03/03/17 (c)	140,405
Idaho: 0.4%
500,000	Idaho Health Facilities Authority, Series B-1 (RB) 6.50%, 02/21/17 (c)	500,600
Illinois: 14.5%
275,000	Chicago Board of Education, Series A (GO) (AMBAC) 5.50%, 12/01/19	280,450
	Chicago Board of Education, Series B (GO) (AMBAC)
65,000	5.00%, 03/03/17 (c)	64,665
60,000	5.00%, 12/01/18	61,108
	Chicago Board of Education, Series C (GO)
110,000	4.25%, 12/01/18	104,543
500,000	5.00%, 12/01/18 (c)	446,465
250,000	5.25%, 12/01/18 (c)	212,690
	Chicago Board of Education, Series F (GO)
90,000	5.00%, 12/01/18	84,186
500,000	5.00%, 12/01/19	467,060
345,000	5.00%, 12/01/20	310,355
625,000	Chicago, Illinois Project and Refunding, Series C (GO) 5.00%, 01/01/19 (c)	625,200
95,000	City of Chicago, General Obligation Bonds, Refunding Series C (GO) 5.00%, 01/01/22	95,819
	City of Chicago, Series A (GO)
950,000	5.00%, 01/01/18 (c)	956,431
500,000	5.00%, 01/01/20	507,685
500,000	5.00%, 01/01/20 (c)	500,245
500,000	5.00%, 01/01/20 (c)	494,515
155,000	City of Chicago, Series A-2 (GO) (AMBAC) 5.50%, 01/01/18	158,284
150,000	City of Chicago, Series B (GO) 5.00%, 01/01/20	152,306
	City of Chicago, Series C (GO)
660,000	5.00%, 01/01/23	660,640
500,000	5.00%, 01/01/25	494,515
500,000	County of Cook, Series A (GO) 5.25%, 11/15/21 (c)	556,120
250,000	Illinois Finance Authority Revenue Bonds, Series C (RB) 5.00%, 02/15/27 (c)	266,445
60,000	Illinois Finance Authority, Institute of Technology, Series A (RB) 5.00%, 03/03/17 (c)	60,163
500,000	Illinois Finance Authority, Roosevelt University Project (RB) 5.75%, 10/01/19 (c)	524,730
50,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB) 5.50%, 02/15/20 (c)	55,972
1,000,000	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB) 7.63%, 05/15/20 (c)	1,134,800
720,000	Illinois General Obligation Bonds, Series A (GO) 5.00%, 06/01/21	759,434
	Illinois Railsplitter Tobacco Settlement Authority (RB)
650,000	5.00%, 06/01/18	680,049
590,000	5.00%, 06/01/19	633,117
100,000	5.13%, 06/01/19	107,592
575,000	5.25%, 06/01/20	633,684
40,000	5.25%, 06/01/21	44,816
100,000	5.38%, 06/01/21	112,815
960,000	5.50%, 06/01/21 (c)	1,082,026
50,000	Illinois State, Series A (GO) 4.00%, 01/01/22 (c)	50,021
	Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B (RB)
40,000	5.00%, 06/15/22 (c)	42,749
35,000	5.00%, 12/15/22	37,954
40,000	Metropolitan Pier and Exposition Authority, Dedicated State Tax Revenue (RB) 1.95%, 06/15/18 ^	38,869
	State of Illinois (GO)
80,000	4.00%, 08/01/22 (c)	77,054
135,000	4.13%, 03/01/22 (c)	125,322
500,000	5.00%, 06/01/19	521,270
250,000	5.00%, 01/01/20	261,768
500,000	5.00%, 01/01/20 (c)	518,745
250,000	5.00%, 07/01/21	263,838
600,000	5.00%, 05/01/22	631,866
700,000	5.00%, 08/01/22	737,751
150,000	5.00%, 02/01/24 (c)	156,192
250,000	5.00%, 02/01/24	262,168
500,000	5.00%, 01/01/26	520,030
100,000	5.00%, 06/01/26	103,846
910,000	5.50%, 07/01/23 (c)	974,792
300,000	5.50%, 07/01/23 (c)	317,562
	State of Illinois General Obligation Bonds, Series A (GO)
110,000	4.00%, 09/01/18 (c)	110,398
105,000	4.00%, 01/01/22	105,836
	State of Illinois, Series A (GO)
170,000	4.00%, 01/01/22 (c)	168,375
750,000	5.00%, 04/01/18	774,885
100,000	Will County Community High School District No 210 Lincoln-Way (GO) 5.75%, 01/01/28 ^	51,857
		20,182,073
Indiana: 0.6%
250,000	Indiana Finance Authority Tax-Exempt Private Activity Bonds (RB) 5.25%, 09/01/24 (c)	270,417
215,000	Indiana Finance Authority, I-69 Section 5 Project (RB) 6.00%, 12/01/19	221,450
325,000	Indiana Finance Authority, Wastewater Utility, First Lien, Series A (RB) 5.00%, 10/01/19	353,493
		845,360
Iowa: 4.2%
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
3,565,000	5.00%, 12/01/19	3,589,028
500,000	5.25%, 12/01/23 (c)	499,265
750,000	5.50%, 12/01/18 (c)	755,505
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
495,000	2.50%, 10/01/20	479,442
500,000	4.00%, 10/01/25	481,860
		5,805,100
Kansas: 0.2%
125,000	Arkansas City Public Building Commission, South Central Regional Medical Center (RB) 6.25%, 09/01/19 (c)	130,728
90,000	Overland Park Development Corp., Overland Park Convention Center Hotel, Series B (RB) (AMBAC) 5.13%, 03/03/17 (c)	90,139
		220,867
Kentucky: 0.4%
10,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB) 5.25%, 06/01/20 (c)	10,770
250,000	Kentucky Economic Development Finance Authority, Series A (RB) 5.00%, 05/15/26	257,280
200,000	Kentucky State Property & Building Commission, Series A (RB) 5.00%, 08/01/20	221,940
		489,990
Louisiana: 3.2%
	City of New Orleans, Louisiana Sewerage Service (RB)
400,000	5.00%, 06/01/18	419,576
625,000	5.00%, 06/01/19	673,200
570,000	5.00%, 06/01/20	628,066
20,000	5.00%, 06/01/22	22,596
600,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Series A (RB) 5.50%, 11/15/25	614,142
70,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB) 6.25%, 12/01/19	74,031
500,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24	175,000
750,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23	262,500
710,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	745,053
	Tobacco Settlement Financing Corp., Series A (RB)
230,000	5.00%, 05/15/20	248,839
550,000	5.00%, 05/15/21	603,394
		4,466,397
Maine: 0.2%
	Health and Higher Education Facilities Authority, Maine General Medical Center Issue (RB)
90,000	5.00%, 07/01/19	93,409
155,000	5.00%, 07/01/20	162,105
		255,514
Maryland: 2.6%
250,000	City of Baltimore MD (RB) 4.25%, 06/01/26	248,465
285,000	City of Westminster, The Lutheran Village at Millers Grant, Inc. (RB) 4.88%, 07/01/23	284,601
695,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	691,038
	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB)
850,000	5.00%, 07/01/19	915,348
750,000	5.00%, 07/01/24	858,637
	Mayor and City Council of Baltimore, Convention Center Hotel, Series A (RB) (XLCA)
110,000	5.25%, 03/03/17 (c)	110,245
210,000	5.25%, 03/03/17 (c)	210,536
220,000	5.25%, 03/03/17 (c)	220,691
		3,539,561
Massachusetts: 0.9%
250,000	City of Worcester, Massachusetts 5.00%, 01/23/18	259,228
130,000	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 07/01/22 (c)	150,991
250,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	280,052
250,000	Massachusetts Health & Educational Facilities Authority Refunding Caregroup, Series E-1 (RB) 5.38%, 07/01/18 (c)	265,103
300,000	Massachusetts Health & Educational Facilities Authority Refunding Caregroup, Series E-2 (RB) 5.38%, 07/01/18 (c)	318,123
		1,273,497
Michigan: 1.4%
50,000	Detroit Water Supply System, Senior Lien, Series C (RB) 5.25%, 07/01/21 (c)	55,049
700,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 03/03/17 (c)	678,832
500,000	Michigan Strategic Fund, Series A (TA) 4.12%, 07/01/18 (c) (p)	508,535
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
670,000	5.13%, 06/01/17 (c)	647,984
80,000	5.25%, 06/01/17 (c)	77,823
		1,968,223
Minnesota: 0.5%
355,000	City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.13%, 07/01/25	355,824
120,000	Housing & Redevelopment Authority of The City of St Paul Minnesota (RB) 5.00%, 09/01/26	120,176
250,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	258,025
		734,025
Mississippi: 0.0%
20,000	Mississippi Business Finance Corp., System Energy Resources, Inc. (RB) 5.88%, 02/27/17 (c)	20,057
Missouri: 0.5%
500,000	City of Liberty, Liberty Commons Project, Series A (TA) 5.13%, 06/01/25	489,200
135,000	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB) 6.25%, 03/03/17 (c)	135,421
115,000	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB) 5.00%, 03/03/17 (c)	117,164
		741,785
Montana: 0.3%
500,000	City of Forsyth, Rosebud County, Montana Pollution Control Revenue (RB) 2.00%, 08/01/23	475,110
Nevada: 0.2%
250,000	Clark County School District, Limited Tax, Series D (GO) 5.00%, 12/15/25 (c)	290,567
New Jersey: 7.1%
75,000	City of Atlantic City, New Jersey, Series (GO) 5.00%, 12/01/20	62,327
85,000	City of Atlantic City, New Jersey, Series A (GO) 5.50%, 02/15/18	73,537
240,000	Garden State Preservation Trust , Open Space and Farmland Preservation Bonds, Series B (RB) (AGM) 3.07%, 11/01/22 ^	202,380
750,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	808,830
250,000	New Jersey Building Authority, State Building Revenue Refunding Bonds, Series A (RB) 5.00%, 06/15/24	270,945
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
80,000	4.00%, 06/15/19	82,534
600,000	5.00%, 06/15/19	632,688
500,000	5.00%, 06/15/20	533,765
165,000	5.00%, 06/15/22	178,264
150,000	5.00%, 06/15/22 (c)	160,235
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
195,000	4.88%, 09/15/19	202,574
225,000	5.13%, 08/20/22 (c)	237,402
50,000	5.75%, 09/15/22 (c)	54,295
400,000	New Jersey Economic Development Authority, Long Gate Project (RB) 4.38%, 01/01/24	409,072
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
250,000	5.00%, 03/01/21	264,033
250,000	5.00%, 03/01/23 (c)	261,030
500,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series XX (RB) 5.00%, 06/15/21	528,860
250,000	New Jersey General Obligation Bonds, Refunding Bonds, Series T (GO) 5.00%, 06/01/22	280,457
100,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB) 4.63%, 07/01/21 (c)	112,742
400,000	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB) 5.00%, 07/01/21	426,336
245,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/23	260,178
350,000	New Jersey State, Series Q (GO) 5.00%, 08/15/20	384,639
695,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	746,437
	State of New Jersey (GO)
200,000	3.00%, 06/01/26	194,114
100,000	5.00%, 06/01/27	114,301
475,000	State of New Jersey, Series T (GO) 5.00%, 06/01/21	527,117
250,000	State of New Jersey, Various Purposes (GO) 5.00%, 06/01/20	273,515
	Tobacco Settlement Financing Corp., Senior Series 1A (RB)
1,090,000	4.50%, 06/01/17 (c)	1,111,331
75,000	5.00%, 06/01/17 (c)	75,911
450,000	Tobacco Settlement Financing Corp., Series 1A (RB) 5.00%, 06/01/17 (c)	455,791
		9,925,640
New Mexico: 1.0%
250,000	City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds, Series B (RB) 1.87%, 10/01/21 (p)	243,593
430,000	County of Otero, Jail Project (RB) 5.75%, 03/03/17 (c)	432,335
150,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 03/03/17 (c)	149,225
585,000	Winrock Town Center Tax Increment Development District No 1 (TA) 5.25%, 05/01/20 (c)	584,953
		1,410,106
New York: 10.4%
	Brooklyn Arena Local Development Corp. PILOT Revenue Refunding Bonds, Series A (RB)
400,000	5.00%, 07/15/23	458,196
250,000	5.00%, 07/15/24	287,655
250,000	5.00%, 07/15/26	288,427
250,000	5.00%, 01/15/27 (c)	287,625
250,000	5.00%, 01/15/27 (c)	289,007
800,000	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB) 3.75%, 01/01/20	815,824
	Jefferson County Industrial Development Agency, Reenergy Black River LLC Project (RB)
335,000	4.75%, 01/01/20	328,397
1,000,000	5.25%, 01/01/24	941,300
750,000	Long Island Power Authority Electric System General Revenue Bond, Series A (RB) 6.00%, 05/01/19 (c)	829,650
750,000	New York City Health and Hospital Corp., Series A (RB) 5.50%, 02/15/18 (c)	782,227
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
25,000	5.00%, 03/03/17 (c)	25,065
100,000	5.00%, 03/03/17 (c)	100,283
65,000	5.00%, 03/03/17 (c)	65,192
205,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22	225,871
50,000	New York State Dormitory Authority, Montefiore Medical Center (RB) (FHA) 5.00%, 02/01/18 (c)	51,270
750,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Casella Waste Systems, Inc. Project (RB) 3.75%, 12/02/19 (p)	736,132
970,000	New York State Thruway Authority, Series A (RB) 5.00%, 05/01/19	1,048,221
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
575,000	5.00%, 08/01/18	597,592
200,000	5.00%, 08/01/19	209,988
250,000	5.00%, 08/01/21	267,240
1,000,000	5.00%, 08/01/21 (c)	1,043,060
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
250,000	5.00%, 01/01/21	277,380
250,000	5.00%, 01/01/22	281,295
520,000	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB) 5.00%, 12/01/20	574,938
	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB)
495,000	5.00%, 07/01/18	518,314
25,000	5.00%, 07/01/21 (c)	27,738
500,000	Suffolk County, New York, Series A (GO) 5.00%, 05/15/20	552,970
500,000	Suffolk Tobacco Asset Securitization Corp., Series B (RB) 5.38%, 06/01/18 (c)	500,945
	Town of Oyster Bay, New York Public Improvement (GO)
240,000	3.00%, 08/15/17 (c)	231,396
55,000	3.00%, 08/15/17 (c)	52,388
505,000	3.00%, 08/15/17 (c)	499,920
50,000	3.00%, 08/15/17 (c)	48,901
	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
250,000	5.00%, 06/01/27 (c)	284,580
250,000	5.00%, 06/01/27	287,400
35,000	TSASC, Inc., Tobacco Settlement, Series 1 (RB) 4.75%, 02/03/17 (c)	35,000
525,000	Westchester County Healthcare Corp., Senior Lien, Series B (RB) 5.00%, 11/01/19	568,307
		14,419,694
North Carolina: 0.9%
500,000	Department of State Treasurer State of North Carolina, Grant Anticipation Revenue Vehicle Bonds (RB) 4.00%, 09/01/17 (c) (p)	508,265
390,000	Johnson Memorial Hospital Authority FHA Insured Mortgage (RB) (AGM) (FHA) 5.25%, 04/01/18 (c)	409,036
300,000	North Carolina Medical Care Commission, Hospital Refunding Bonds, Baptist Hospital (RB) 5.25%, 06/01/20 (c)	330,516
		1,247,817
Ohio: 5.4%
250,000	American Municipal Power Prairie State Energy Campus Project, Series A (RB) (AGO) 5.25%, 02/15/19 (c)	270,382
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
3,800,000	5.13%, 06/01/17 (c)	3,459,558
1,200,000	5.38%, 06/01/17 (c)	1,106,376
90,000	City of Cleveland, Airport System Revenue, Series C (RB) (AMBAC) 5.25%, 01/01/21	100,446
250,000	County of Allen, Ohio Hospital Facilities Revenue Bonds, Series B (RB) 5.00%, 09/01/20 (c)	276,680
	County of Muskingum, Genesis HealthCare System Obligated Group Project (RB)
50,000	4.00%, 02/15/23	50,296
135,000	5.00%, 02/15/20	142,050
10,000	Ohio Air Quality Development Authority, AK Steel Corp. Project (RB) 6.75%, 02/01/22 (c)	10,034
1,285,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 3.75%, 12/03/18 (p)	566,711
240,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	251,282
340,000	Ohio Air Quality Development Authority, Series A (RB) 5.70%, 08/01/20	139,400
550,000	Ohio Air Quality Development Authority, Series C (RB) 5.63%, 06/01/18	524,975
780,000	Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	327,600
500,000	Ohio Water Development Authority (RB) 3.95%, 05/01/20 (p)	205,000
		7,430,790
Oklahoma: 0.2%
250,000	Payne County Economic Development Authority, Series B (RB) 4.75%, 11/01/17 (c)	248,558
Oregon: 0.1%
180,000	Hospital Facilities Authority of Multnomah County, Series A (RB) 5.00%, 10/01/19	187,169
Pennsylvania: 5.6%
225,000	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB) 6.75%, 11/01/19 (c)	231,750
650,000	Beaver County, Pennsylvania Industrial Development Authority, Pollution Control, Series B (RB) 3.50%, 06/01/20 (p)	266,500
350,000	City of Philadelphia, Pennsylvania Gas Works Revenue Bonds, Series 13 (RB) 5.00%, 08/01/25	401,863
300,000	City of Philadelphia, Pennsylvania Gas Works Revenue Bonds, Series 17 (RB) (AGM) 5.38%, 07/01/18	318,123
85,000	County of Allegheny PA, General Obligation Refunding Bonds, Series C (GO) 5.00%, 11/01/26	100,847
135,000	Delaware River Port Authority, Port District Project (RB) 5.00%, 01/01/22	150,240
500,000	Montgomery County Industrial Development Authority, Pollution Control, Peco Energy Company Project (RB) 2.60%, 09/01/20 (p)	497,795
610,000	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB) 4.00%, 01/01/25	582,818
410,000	Moon Industrial Development Authority, Baptist Homes Society (RB) 5.00%, 07/01/20	421,619
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
500,000	5.00%, 06/30/19	534,235
250,000	5.00%, 12/31/19	269,777
250,000	5.00%, 12/31/20	273,340
250,000	5.00%, 12/31/21	276,760
250,000	5.00%, 12/31/23	280,662
750,000	5.00%, 12/31/24	845,347
250,000	5.00%, 06/30/26	281,755
500,000	Pennsylvania Economic Development Financing Authority, Talen Energy Supply Project, Series C (RB) 5.00%, 09/01/20 (p)	500,305
250,000	Pennsylvania Turnpike Commission Turnpike Subordinate Revenue Bonds, Series A (RB) 5.00%, 06/01/19 (c)	271,800
500,000	Pennsylvania Turnpike Commission Turnpike Subordinate Revenue Bonds, Series B (RB) 5.00%, 06/01/18 (c)	526,105
150,000	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 5.88%, 06/15/22	158,921
250,000	Philadelphia Gas Works, Fourteenth Series (RB) 5.00%, 10/01/26	288,707
100,000	Philadelphia Hospital and Higher Education Facilities Authority, Series B (RB) 5.00%, 07/01/17 (c)	100,598
250,000	Redevelopment Authority of City Scranton, Pennsylvania, Series A (RB) 5.00%, 11/15/21	257,588
		7,837,455
Puerto Rico: 0.6%
	Puerto Rico Convention Center District Authority, Series A (RB) (FGIC)
100,000	4.13%, 03/03/17 (c)	58,188
100,000	4.75%, 03/03/17 (c)	58,188
10,000	5.00%, 03/03/17 (c)	10,033
405,000	Puerto Rico Highways and Transportation Authority (RB) (FGIC) 5.75%, 03/03/17 (c) #	235,659
100,000	Puerto Rico Highways and Transportation Authority, Series A (RB) (AMBAC) 5.25%, 07/01/18 ^	95,905
	Puerto Rico Highways and Transportation Authority, Series K (RB)
100,000	5.00%, 03/03/17 (c) #	26,838
75,000	5.00%, 03/03/17 (c) #	19,988
95,000	5.00%, 03/03/17 (c) #	25,301
	Puerto Rico Highways and Transportation Authority, Series M (RB)
10,000	4.13%, 07/01/17 (c) #	2,665
100,000	5.00%, 07/01/17 (c) #	26,666
40,000	Puerto Rico Highways and Transportation Authority, Series N (RB) 5.50%, 07/01/21 #	10,735
	Puerto Rico Sales Tax Financing Corp., Balance-First (RB)
65,000	5.00%, 08/01/18 #	31,823
65,000	5.50%, 08/01/19 (c) #	30,412
65,000	Puerto Rico Sales Tax Financing Corp., First Subordinate Series A (RB) 4.75%, 02/01/20 (c) #	30,258
200,000	Puerto Rico Sales Tax Financing Corp., Senior Series C (RB) 5.00%, 08/01/21 (c)	144,000
175,000	Puerto Rico Sales Tax Financing Corp., Subseries A (RB) 4.63%, 08/01/19 #	83,216
		889,875
Rhode Island: 0.5%
100,000	Rhode Island Commerce Corp (RB) 5.00%, 06/15/26	117,562
500,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/20	541,155
		658,717
South Carolina: 0.3%
100,000	Charleston Educational Excellence Financing Corporation Installment Purchase Revenue Refunding, Series B (RB) 5.00%, 12/01/23 (c)	117,658
335,000	South Carolina Jobs-Economic Development Authority, Palmetto Health (RB) 5.38%, 08/01/19 (c)	356,309
		473,967
Tennessee: 0.4%
	Clarksville Natural Gas Acquisition Corp. (RB)
200,000	5.00%, 12/15/19	217,214
25,000	5.00%, 12/15/21	28,005
85,000	Johnson City Health and Educational Facilities Board, Series A (RB) 5.38%, 07/01/20 (c)	91,440
250,000	Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series C (RB) 5.00%, 02/01/19	266,060
		602,719
Texas: 8.8%
300,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	343,668
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
550,000	4.50%, 07/01/20	567,974
1,000,000	4.75%, 07/01/24	1,058,290
500,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	524,580
400,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB) 5.00%, 07/15/20	419,664
250,000	Clifton Higher Education Finance Corp., International Leadership of Texas, Series A (RB) 4.63%, 08/15/25	256,105
250,000	Dallas/Fort Worth International Airport Joint Revenue Refunding Bonds, Series E (RB) 4.00%, 11/01/19	264,383
500,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	509,000
300,000	Harris County-Houston Sports Authority, Senior Lien Revenue, Series A (RB) 5.00%, 11/15/20	333,555
250,000	La Vernia Higher Education Finance Corp., Series A (RB) 4.20%, 08/15/25	252,140
500,000	Love Field Airport Modernization Corp., Southwest Airline Co. (RB) 5.00%, 11/01/18	530,455
20,000	Maverick County Public Facility Corp., Series A-1 (RB) 6.25%, 08/01/17 (c) (d) *	2,400
	New Hope Cultural Education Facilities Corp., NCCD-College Station Properties LLC, Series A (RB)
250,000	5.00%, 07/01/23	278,800
250,000	5.00%, 07/01/24	280,877
	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB)
250,000	3.38%, 08/15/21	242,468
250,000	4.00%, 08/15/21 (c)	235,390
650,000	New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. (RB) 5.00%, 01/01/24	674,167
	SA Energy Acquisition Public Facility Corp. (RB)
105,000	5.50%, 08/01/21	116,988
115,000	5.50%, 08/01/22	129,712
50,000	5.50%, 08/01/24	56,789
500,000	5.50%, 08/01/25	568,605
110,000	5.50%, 08/01/27	125,752
450,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	498,775
500,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	485,590
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien Series A (RB)
75,000	5.25%, 12/15/18	79,272
20,000	5.25%, 12/15/19	21,737
375,000	5.25%, 12/15/21	419,595
230,000	5.25%, 12/15/22	259,753
15,000	5.25%, 12/15/23	17,040
75,000	5.25%, 12/15/24	85,336
340,000	5.25%, 12/15/25	387,229
	Texas Municipal Gas Acquisition and Supply Corp. III (RB)
20,000	5.00%, 12/15/18	21,154
900,000	5.00%, 12/15/21	996,813
100,000	5.00%, 12/15/22 (c)	109,835
750,000	5.00%, 12/15/22	837,810
175,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB) 6.00%, 01/01/21 (c)	183,976
		12,175,677
Vermont: 0.1%
150,000	Vermont Economic Development Authority, Recovery Zone Facility (RB) 5.00%, 12/15/20	165,425
Virgin Islands: 2.3%
	Virgin Islands Public Finance Authority, Series A (RB)
250,000	5.00%, 10/01/19 (c)	190,000
500,000	5.00%, 10/01/20 (c)	375,000
800,000	5.00%, 10/01/20	659,128
65,000	6.75%, 10/01/19	54,990
	Virgin Islands Public Finance Authority, Series B (RB)
775,000	5.00%, 10/01/18	684,495
30,000	5.00%, 10/01/19 (c)	22,500
400,000	5.00%, 10/01/19	341,436
750,000	Virgin Islands Public Finance Authority, Series C (RB) 5.00%, 10/01/19 (c)	573,750
	Virgin Islands Water and Power Authority, Series A (RB)
75,000	5.00%, 07/01/17 (c)	59,438
150,000	5.00%, 07/01/17 (c)	120,375
55,000	Virgin Islands Water and Power Authority, Series B (RB) 5.00%, 07/01/17 (c)	43,038
		3,124,150
Virginia: 1.6%
25,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	25,428
	Economic Development Authority of the City of Newport News, Residential Care Facilities (RB)
250,000	3.13%, 12/01/25 (c)	228,343
250,000	5.00%, 12/01/24	274,035
470,000	Industrial Development Authority of Botetourt County, Residential Care Facility, Series A (RB) 4.75%, 07/01/23	471,701
	Wise County Industrial Development Authority, Solid Waste and Sewage Disposal, Series A (RB)
680,000	1.87%, 06/01/20 (p)	676,185
500,000	2.15%, 09/01/20 (p)	501,715
		2,177,407
Washington: 0.9%
225,000	Clark County Public Utility District No 1, Electric System Revenue and Refunding Bonds (RB) 5.00%, 01/01/26 (c)	265,154
335,000	King County Public Hospital District No. 4, Series A (RB) 5.00%, 12/01/25	322,025
500,000	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB) 4.00%, 01/01/25 (c)	494,815
250,000	Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project (RB) 3.75%, 07/01/26	233,725
		1,315,719
West Virginia: 0.5%
400,000	Mason County Pollution Control, Appalachian Power Co. Project, Series L (RB) 1.63%, 10/01/18 (p)	398,532
150,000	West Virginia Hospital Finance Authority, Series A (RB) 5.00%, 06/01/26	173,058
65,000	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB) 6.25%, 10/01/18 (c)	67,250
		638,840
Wisconsin: 1.1%
500,000	Public Finance Authority North Carolina Educational Foundation Project, Series A (RB) 4.10%, 06/15/26	495,375
705,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	749,020
250,000	Wisconsin Public Power Inc., Power Supply System Revenue Bonds, Series A (RB) (AGM) 5.25%, 07/01/18 (c)	264,668
		1,509,063
Total Municipal Bonds (Cost: $142,169,931)		136,458,431

Number of Shares
MONEY MARKET FUND: 1.3% (Cost: $1,765,226)
1,765,226	Dreyfus Government Cash Management Fund	1,765,226
Total Investments: 99.5% (Cost: $143,935,157)		138,223,657
Other assets less liabilities: 0.5%		644,226
NET ASSETS: 100.0%		$138,867,883

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $523,561 which represents 0.4% of net assets.

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	6.4%	$8,793,263
Health Care	16.3	22,504,583
Housing	0.2	273,462
Industrial Revenue	32.2	44,483,313
Leasing	4.0	5,547,599
Local	7.6	10,542,144
Power	4.2	5,797,967
Solid Waste/Resource Recovery	0.8	1,116,332
Special Tax	8.8	12,162,093
State	6.9	9,500,330
Tobacco	1.5	2,099,415
Transportation	7.2	10,028,835
Water & Sewer	2.6	3,609,095
Money Market Fund	1.3	1,765,226
	100.0%	$138,223,657

The summary of inputs used to value the Fund’s investments as of January 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$136,458,431	$—	$136,458,431
Money Market Fund	1,765,226	—	—	1,765,226
Total	$1,765,226	$136,458,431	$—	$138,223,657

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2017 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation, (the “Adviser”). The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of January 31, 2017, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Free 6-8	$4,927,195	$2,193	$(182,106)	$(179,913)
Free 12-17	4,953,432	290	(275,429)	(275,139)
Intermediate	1,468,907,752	10,796,689	(34,787,290)	(23,990,601)
Long	142,172,487	1,600,117	(4,291,211)	(2,691,094)
Short	270,386,022	392,417	(2,550,364)	(2,157,947)
CEF Municipal	79,627,600	76,222	(4,364,885)	(4,288,663)
High-Yield	1,785,313,043	44,700,988	(84,996,729)	(40,295,741)
Pre-Refunded	19,359,366	106,577	(50,187)	56,390
Short High-Yield	143,520,570	747,164	(6,044,077)	(5,296,913)

Other–High-Yield and Short High-Yield invest in Puerto Rico municipal securities that currently experience significant financial difficulties. As a result, certain securities issued by this municipality are currently considered below-investment-grade securities. A credit rating downgrade, default, insolvency or bankruptcy of one or several municipal security issuers of this territory, could affect the market values and marketability of municipal obligations of such territory held by the Funds. The market for these investments may be limited, which may make them difficult to buy or sell. These Funds may continue to be affected by political, economic, regulatory and other developments within Puerto Rico and by the financial condition of Puerto Rico’s political subdivisions, agencies, instrumentalities and public authorities. Events, including economic and political policy changes, tax base erosion, the territory’s constitutional limits on tax increases, budget deficits and other financial difficulties and changes in the credit ratings assigned to Puerto Rico’s municipal issuers, are likely to affect performance. The Puerto Rican economy is reliant on manufacturing, services and tourism, and its economy and financial operations parallel the economic cycles of the United States. Economic difficulties in the United States are likely to have an adverse impact on the overall economy of Puerto Rico. Municipal obligations issued by Puerto Rico are subject to heightened risks that may adversely affect the value of these Funds’ portfolios and the repayment of such bonds may be subject to significant uncertainties. Moreover, like many other U.S. states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico continues to face significant fiscal challenges, including persistent government deficits, underfunded public pension benefit obligations, underfunded government retirement systems, sizable debt service obligations and a high unemployment rate. Many ratings organizations previously downgraded a number of securities issued in Puerto Rico or placed them on “negative watch.” If the economic situation in Puerto Rico persists or worsens, the volatility, credit quality and performance of the Funds could be adversely affected. Puerto Rico’s continued financial difficulties could reduce its ability to access financial markets, potentially increasing the likelihood of a restructuring or default for Puerto Rico municipal bonds that may affect the Funds’ investments and its performance.

The Adviser continues to monitor the events in Puerto Rico surrounding the $70 billion debt crisis. In April 2016, the Puerto Rico Emergency Moratorium and Financial Rehabilitation Act was signed into law which enabled the governor to suspend debt service payments on general obligation bonds and other constitutionally protected debt. In June 2016, the U.S. Supreme Court affirmed a U.S. District Court decision that invalidated the Puerto Rico Public Corporations Debt Enforcement and Recovery Act, effectively preventing restructuring of Puerto Rico’s public corporation debt outside of federal bankruptcy court. On June 30, 2016, President Obama signed into law the Puerto Rico Oversight, Management and Economic Stability ACT (PROMESA), giving Puerto Rico a stay against creditor litigation that could have triggered cuts to public service. The legislation authorized an oversight board to oversee Puerto Rico’s finances and to approve any court-supervised debt restructuring.

Puerto Rico defaulted on approximately $1.4 billion principal and interest payments due to municipal bond holders in May and July of 2016 and recently missed payments due January 1, 2017. The Funds continue to be impacted by the overall increase in securities in default of interest and/or principal obligations due to the crisis though not materially.

In January 2017, the governor of Puerto Rico, signed an executive order reducing spending by 10%, created an expedited process for infrastructure projects, implemented a zero-based budgeting methodology, introduced several bills to promote economic development and outlined several labor reforms aimed at reducing the cost of doing business in Puerto Rico. He also signed an extension for an excise tax on foreign manufacturers, which contributes a significant amount of revenue to the general fund.

Finally, the governor signed the “Financial Emergency and Fiscal Responsibility Act,” which replaces the prior administration’s debt moratorium with a new approach that segregates revenues available after the payment of essential services to pay debt service.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: March 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: March 29, 2017

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: March 29, 2017